UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices)(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

The DFA Investment Trust Company

Form N-Q

January 31, 2010

(Unaudited)

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
•	Security is being fair valued at January 31, 2010.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (91.3%)
Consumer Discretionary — (8.9%)
#Abercrombie & Fitch Co.	32,687	$1,030,948
*Amazon.com, Inc.	123,863	15,533,659
*Apollo Group, Inc. Class A	47,744	2,892,809
#*AutoNation, Inc.	34,354	618,372
*Autozone, Inc.	11,116	1,723,313
*Bed Bath & Beyond, Inc.	97,592	3,776,810
Best Buy Co., Inc.	126,897	4,650,775
*Big Lots, Inc.	30,696	872,073
Black & Decker Corp.	22,376	1,446,832
*Carnival Corp.	162,350	5,411,126
CBS Corp. Class B	251,583	3,252,968
Coach, Inc.	118,488	4,132,861
Comcast Corp. Class A	1,060,577	16,788,934
#D.R. Horton, Inc.	102,677	1,210,562
#Darden Restaurants, Inc.	51,870	1,917,115
DeVry, Inc.	22,958	1,401,815
*DIRECTV Class A	355,494	10,789,243
Disney (Walt) Co.	714,622	21,117,080
#*Eastman Kodak Co.	99,637	602,804
*Expedia, Inc.	78,312	1,676,660
Family Dollar Stores, Inc.	51,565	1,592,327
*Ford Motor Co.	1,228,661	13,318,685
Fortune Brands, Inc.	55,854	2,321,851
#*GameStop Corp. Class A	61,179	1,209,509
Gannett Co., Inc.	87,767	1,417,437
Gap, Inc.	176,879	3,374,851
#Genuine Parts Co.	59,276	2,233,520
*Goodyear Tire & Rubber Co.	89,965	1,200,133
H&R Block, Inc.	124,573	2,680,811
#Harley-Davidson, Inc.	87,100	1,980,654
Harman International Industries, Inc.	25,768	916,052
Hasbro, Inc.	46,280	1,413,854
Home Depot, Inc.	631,740	17,695,037
International Game Technology	110,342	2,023,672
#*Interpublic Group of Cos., Inc.	180,603	1,166,695
J.C. Penney Co., Inc.	87,629	2,175,828
Johnson Controls, Inc.	249,320	6,938,576
*Kohl’s Corp.	113,909	5,737,596
#Leggett & Platt, Inc.	56,510	1,031,873
#Lennar Corp. Class A	59,936	920,617
#Limited Brands, Inc.	99,382	1,890,246
Lowe’s Cos., Inc.	546,891	11,840,190
Macy’s, Inc.	156,414	2,491,675
#Marriott International, Inc. Class A	94,232	2,471,705
Mattel, Inc.	134,297	2,648,337
McDonald’s Corp.	400,941	25,030,747
McGraw-Hill Cos., Inc.	116,992	4,147,366
Meredith Corp.	13,629	422,226
*New York Times Co. Class A (The)	42,959	555,030
#Newell Rubbermaid, Inc.	103,170	1,400,017
News Corp. Class A	837,119	10,556,071
#NIKE, Inc. Class B	144,747	9,227,621
#Nordstrom, Inc.	61,410	2,121,101
*Office Depot, Inc.	102,063	579,718
#Omnicom Group, Inc.	115,633	4,081,845
#*O’Reilly Automotive, Inc.	50,969	1,926,628
#Polo Ralph Lauren Corp.	21,343	1,750,126
*Priceline.com, Inc.	16,328	3,189,675

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Pulte Homes, Inc.	117,290	$1,233,891
RadioShack Corp.	46,511	907,895
#Ross Stores, Inc.	46,475	2,134,597
Scripps Networks Interactive, Inc.	33,227	1,418,793
#*Sears Holdings Corp.	18,033	1,682,118
#Sherwin-Williams Co.	35,370	2,240,690
Snap-On, Inc.	21,447	876,753
Stanley Works (The)	29,877	1,531,196
#Staples, Inc.	268,943	6,309,403
*Starbucks Corp.	276,003	6,014,105
#Starwood Hotels & Resorts Worldwide, Inc.	69,477	2,314,974
Target Corp.	279,501	14,330,016
#Tiffany & Co.	46,235	1,877,603
Time Warner Cable, Inc.	130,936	5,707,500
Time Warner, Inc.	433,781	11,907,288
#TJX Cos., Inc. (The)	155,930	5,926,899
V.F. Corp.	32,987	2,376,054
*Viacom, Inc. Class B	225,514	6,571,478
Washington Post Co.	2,304	1,001,364
#Whirlpool Corp.	27,595	2,074,592
#Wyndham Worldwide Corp.	66,359	1,392,875
Wynn Resorts, Ltd.	25,616	1,585,118
Yum! Brands, Inc.	173,760	5,944,330

Total Consumer Discretionary		345,886,193

Consumer Staples — (10.7%)
Altria Group, Inc.	769,872	15,289,658
Archer-Daniels-Midland Co.	238,647	7,147,478
Avon Products, Inc.	158,660	4,782,012
#Brown-Forman Corp. Class B	40,818	2,094,780
Campbell Soup Co.	70,559	2,336,208
Clorox Co.	51,941	3,073,349
Coca-Cola Co.	860,884	46,702,957
Coca-Cola Enterprises, Inc.	118,070	2,383,833
Colgate-Palmolive Co.	184,717	14,782,902
#ConAgra, Inc.	164,557	3,742,026
*Constellation Brands, Inc. Class A	74,089	1,191,351
Costco Wholesale Corp.	161,979	9,302,454
CVS Caremark Corp.	524,047	16,963,401
*Dean Foods Co.	67,057	1,182,215
Dr Pepper Snapple Group, Inc.	94,390	2,610,827
Estee Lauder Cos., Inc.	43,854	2,303,212
General Mills, Inc.	121,332	8,652,185
H.J. Heinz Co.	117,268	5,116,403
Hershey Co. (The)	61,778	2,250,573
Hormel Foods Corp.	25,928	1,003,414
J.M. Smucker Co.	44,220	2,656,295
Kellogg Co.	94,445	5,139,697
Kimberly-Clark Corp.	154,321	9,165,124
Kraft Foods, Inc.	548,796	15,179,697
Kroger Co. (The)	241,793	5,181,624
Lorillard, Inc.	59,681	4,517,852
McCormick & Co., Inc.	48,642	1,765,705
Mead Johnson Nutrition Co.	75,975	3,436,349
Molson Coors Brewing Co.	58,430	2,454,060
Pepsi Bottling Group, Inc.	53,516	1,990,795
PepsiCo, Inc.	579,739	34,564,039
Philip Morris International, Inc.	707,632	32,204,332
Procter & Gamble Co.	1,085,488	66,811,786
Reynolds American, Inc.	62,786	3,340,215
Safeway, Inc.	150,985	3,389,613

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Sara Lee Corp.	259,064	$3,145,037
#*SUPERVALU, Inc.	78,763	1,158,604
#Sysco Corp.	219,880	6,154,441
Tyson Foods, Inc. Class A	113,351	1,566,511
Walgreen Co.	367,370	13,243,688
Wal-Mart Stores, Inc.	792,715	42,354,762
#*Whole Foods Market, Inc.	52,251	1,422,272

Total Consumer Staples		413,753,736

Energy — (10.4%)
Anadarko Petroleum Corp.	182,606	11,646,611
Apache Corp.	124,895	12,335,879
#Baker Hughes, Inc.	115,129	5,213,041
BJ Services Co.	109,038	2,253,815
Cabot Oil & Gas Corp.	38,509	1,473,739
*Cameron International Corp.	90,804	3,419,679
Chesapeake Energy Corp.	240,637	5,962,985
Chevron Corp.	745,373	53,756,301
ConocoPhillips	551,224	26,458,752
CONSOL Energy, Inc.	67,183	3,131,400
#*Denbury Resources, Inc.	92,814	1,257,630
Devon Energy Corp.	164,992	11,039,615
#Diamond Offshore Drilling, Inc.	25,822	2,363,488
El Paso Corp.	260,537	2,644,451
EOG Resources, Inc.	93,754	8,477,237
Exxon Mobil Corp.	1,763,722	113,636,608
#*FMC Technologies, Inc.	45,389	2,413,333
Halliburton Co.	335,086	9,787,862
Hess Corp.	108,146	6,249,757
Marathon Oil Corp.	262,979	7,839,404
Massey Energy Co.	31,781	1,224,204
Murphy Oil Corp.	70,935	3,623,360
#*Nabors Industries, Ltd.	105,248	2,347,030
National-Oilwell, Inc.	155,420	6,356,678
Noble Energy, Inc.	64,450	4,765,433
Occidental Petroleum Corp.	301,551	23,623,505
Peabody Energy Corp.	99,506	4,191,193
#Pioneer Natural Resources Co.	42,844	1,884,279
Range Resources Corp.	58,600	2,695,600
*Rowan Cos., Inc.	42,260	907,745
Schlumberger, Ltd.	446,110	28,310,141
#Smith International, Inc.	91,917	2,786,923
*Southwestern Energy Co.	128,284	5,500,818
Spectra Energy Corp.	240,283	5,106,014
*Sunoco, Inc.	43,434	1,089,759
#Tesoro Petroleum Corp.	52,088	651,100
Valero Energy Corp.	209,667	3,862,066
Williams Cos., Inc. (The)	216,645	4,514,882
XTO Energy, Inc.	215,607	9,609,604

Total Energy		404,411,921

Financials — (12.4%)
Aflac, Inc.	173,834	8,418,781
Allstate Corp.	199,313	5,965,438
American Express Co.	441,802	16,638,263
#*American International Group, Inc.	50,009	1,211,718
Ameriprise Financial, Inc.	94,738	3,622,781
AON Corp.	101,768	3,958,775
Assurant, Inc.	43,393	1,363,842
Bank of America Corp.	3,691,718	56,040,279
Bank of New York Mellon Corp.	447,403	13,014,953

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
BB&T Corp.	255,464	$7,119,782
Capital One Financial Corp.	167,156	6,161,370
#*CB Richard Ellis Group, Inc.	100,210	1,232,583
Charles Schwab Corp. (The)	354,041	6,475,410
Chubb Corp.	126,901	6,345,050
Cincinnati Financial Corp.	60,446	1,595,170
Citigroup, Inc.	7,244,643	24,052,215
CME Group, Inc.	24,713	7,088,183
Comerica, Inc.	56,145	1,937,564
Discover Financial Services	201,667	2,758,805
*E*TRADE Financial Corp.	575,251	874,382
#Federated Investors, Inc.	32,730	830,687
Fifth Third Bancorp	295,477	3,675,734
*First Horizon National Corp.	82,447	1,067,689
Franklin Resources, Inc.	55,360	5,482,301
*Genworth Financial, Inc.	181,508	2,512,071
Goldman Sachs Group, Inc.	190,992	28,404,330
Hartford Financial Services Group, Inc.	142,295	3,413,657
Hudson City Bancorp, Inc.	175,648	2,330,849
Huntington Bancshares, Inc.	265,656	1,272,492
*IntercontinentalExchange, Inc.	27,216	2,598,584
Invesco, Ltd.	159,299	3,074,471
#Janus Capital Group, Inc.	67,623	825,677
JPMorgan Chase & Co.	1,464,041	57,009,757
KeyCorp	326,398	2,343,538
Legg Mason, Inc.	60,358	1,556,029
*Leucadia National Corp.	70,455	1,573,260
Lincoln National Corp.	112,228	2,758,564
Loews Corp.	134,078	4,795,970
#M&T Bank Corp.	30,711	2,264,936
Marsh & McLennan Cos., Inc.	195,982	4,225,372
Marshall & Ilsley Corp.	194,935	1,347,001
MetLife, Inc.	304,198	10,744,273
#Moody’s Corp.	72,927	2,012,056
Morgan Stanley	505,059	13,525,480
*NASDAQ OMX Group, Inc. (The)	54,891	987,489
Northern Trust Corp.	89,724	4,532,856
NYSE Euronext, Inc.	96,595	2,261,289
#People’s United Financial, Inc.	129,383	2,092,123
#Plum Creek Timber Co., Inc.	60,488	2,187,851
PNC Financial Services Group, Inc.	171,420	9,501,811
#Principal Financial Group, Inc.	118,494	2,731,287
*Progressive Corp.	250,490	4,153,124
Prudential Financial, Inc.	172,386	8,617,576
Regions Financial Corp.	441,379	2,802,757
*SLM Corp.	176,320	1,856,650
State Street Corp.	183,779	7,880,444
#SunTrust Banks, Inc.	185,445	4,511,877
T. Rowe Price Group, Inc.	95,667	4,746,997
#*Torchmark Corp.	30,755	1,380,900
Travelers Cos., Inc. (The)	202,988	10,285,402
#U.S. Bancorp	710,507	17,819,516
Unum Group	123,257	2,412,140
Wells Fargo & Co.	1,898,869	53,984,846
#XL Capital, Ltd.	127,107	2,131,584
#Zions Bancorporation	51,347	974,053

Total Financials		483,372,694

Health Care — (12.0%)
Abbott Laboratories	574,647	30,421,812
Aetna, Inc.	161,054	4,826,788

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Allergan, Inc.	114,247	$6,569,203
AmerisourceBergen Corp.	107,029	2,917,611
*Amgen, Inc.	376,031	21,990,293
Bard (C.R.), Inc.	35,864	2,972,767
Baxter International, Inc.	223,976	12,898,778
Becton Dickinson & Co.	88,094	6,639,645
*Biogen Idec, Inc.	107,443	5,773,987
*Boston Scientific Corp.	561,157	4,842,785
Bristol-Myers Squibb Co.	635,931	15,491,279
Cardinal Health, Inc.	134,749	4,456,149
*CareFusion Corp.	65,798	1,694,299
*Celgene Corp.	170,752	9,695,299
*Cephalon, Inc.	27,737	1,770,730
Cigna Corp.	101,587	3,430,593
*Coventry Health Care, Inc.	54,978	1,257,897
*DaVita, Inc.	37,969	2,269,027
#DENTSPLY International, Inc.	56,483	1,893,875
#Eli Lilly & Co.	375,660	13,223,232
*Express Scripts, Inc.	102,063	8,559,003
*Forest Laboratories, Inc.	112,112	3,323,000
*Genzyme Corp.	98,594	5,349,710
*Gilead Sciences, Inc.	334,342	16,138,688
*Hospira, Inc.	60,245	3,050,807
*Humana, Inc.	63,096	3,067,728
IMS Health, Inc.	67,780	1,466,759
*Intuitive Surgical, Inc.	14,188	4,654,515
Johnson & Johnson	1,025,066	64,435,649
*King Pharmaceuticals, Inc.	92,227	1,107,646
#*Laboratory Corp. of America Holdings	39,455	2,805,251
*Life Technologies Corp.	66,255	3,293,536
McKesson Corp.	99,561	5,856,178
*Medco Health Solutions, Inc.	177,127	10,889,768
Medtronic, Inc.	411,201	17,636,411
Merck & Co., Inc.	1,134,806	43,326,893
*Millipore Corp.	20,660	1,424,920
#*Mylan, Inc.	113,531	2,069,670
#*Patterson Cos., Inc.	34,579	987,576
PerkinElmer, Inc.	43,379	873,653
Pfizer, Inc.	2,998,008	55,942,829
Quest Diagnostics, Inc.	57,703	3,212,326
*St. Jude Medical, Inc.	124,182	4,685,387
Stryker Corp.	104,915	5,447,187
*Tenet Healthcare Corp.	160,874	891,242
*Thermo Fisher Scientific, Inc.	151,698	7,000,863
UnitedHealth Group, Inc.	431,714	14,246,562
#*Varian Medical Systems, Inc.	46,236	2,325,208
#*Waters Corp.	35,180	2,004,556
*Watson Pharmaceuticals, Inc.	39,432	1,513,006
*WellPoint, Inc.	170,284	10,850,496
*Zimmer Holdings, Inc.	79,126	4,456,376

Total Health Care		467,929,448

Industrials — (9.5%)
3M Co.	263,022	21,170,641
Avery Dennison Corp.	41,886	1,361,714
B.F. Goodrich Co.	46,200	2,860,242
#Boeing Co.	269,947	16,358,788
Burlington Northern Santa Fe Corp.	97,388	9,712,505
C.H. Robinson Worldwide, Inc.	62,318	3,529,068
#Caterpillar, Inc.	231,356	12,086,037
Cintas Corp.	48,841	1,226,398

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
CSX Corp.	145,844	$6,250,874
Cummins, Inc.	74,970	3,385,645
Danaher Corp.	96,669	6,897,333
Deere & Co.	157,134	7,848,843
#Dover Corp.	69,168	2,965,924
Dun & Bradstreet Corp. (The)	19,309	1,524,832
Eaton Corp.	61,597	3,772,200
Emerson Electric Co.	279,439	11,607,896
Equifax, Inc.	46,986	1,503,552
#Expeditors International of Washington, Inc.	78,780	2,686,398
#Fastenal Co.	49,045	2,034,387
FedEx Corp.	116,107	9,096,983
#*First Solar, Inc.	18,022	2,041,893
Flowserve Corp.	20,748	1,870,847
Fluor Corp.	66,498	3,015,019
General Dynamics Corp.	143,333	9,581,811
General Electric Co.	3,955,772	63,608,814
Honeywell International, Inc.	283,487	10,953,938
#Illinois Tool Works, Inc.	143,295	6,246,229
#*Iron Mountain, Inc.	67,240	1,537,106
ITT Industries, Inc.	67,876	3,279,090
*Jacobs Engineering Group, Inc.	46,193	1,745,633
L-3 Communications Holdings, Inc.	43,180	3,598,621
Lockheed Martin Corp.	118,833	8,855,435
Masco Corp.	133,412	1,809,067
#*Monster Worldwide, Inc.	46,700	728,053
Norfolk Southern Corp.	136,680	6,432,161
Northrop Grumman Corp.	116,565	6,597,579
#Paccar, Inc.	135,051	4,865,888
Pall Corp.	43,427	1,496,929
Parker Hannifin Corp.	59,699	3,337,771
#Pitney Bowes, Inc.	76,956	1,609,920
Precision Castparts Corp.	52,281	5,502,575
*Quanta Services, Inc.	77,957	1,420,377
R. R. Donnelley & Sons Co.	76,273	1,511,731
Raytheon Co.	142,373	7,464,616
Republic Services, Inc.	120,046	3,216,032
#Robert Half International, Inc.	56,088	1,509,889
#Rockwell Automation, Inc.	52,849	2,549,436
Rockwell Collins, Inc.	58,415	3,107,094
Roper Industries, Inc.	33,830	1,694,206
Ryder System, Inc.	20,823	757,957
Southwest Airlines Co.	275,647	3,123,081
*Stericycle, Inc.	31,291	1,656,233
Textron, Inc.	100,725	1,967,159
Union Pacific Corp.	187,450	11,340,725
United Parcel Service, Inc.	368,848	21,308,349
United Technologies Corp.	348,316	23,504,364
#W.W. Grainger, Inc.	23,467	2,329,804
#Waste Management, Inc.	181,916	5,830,408

Total Industrials		370,886,100

Information Technology — (17.2%)
*Adobe Systems, Inc.	194,587	6,285,160
*Advanced Micro Devices, Inc.	209,185	1,560,520
*Affiliated Computer Services, Inc. Class A	36,276	2,231,700
*Agilent Technologies, Inc.	128,216	3,593,894
#*Akamai Technologies, Inc.	63,633	1,571,735
Altera Corp.	109,736	2,339,572
Amphenol Corp.	63,714	2,538,366
Analog Devices, Inc.	108,432	2,923,327

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Apple, Inc.	334,621	$64,287,387
Applied Materials, Inc.	495,503	6,035,227
*Autodesk, Inc.	85,345	2,030,358
Automatic Data Processing, Inc.	187,481	7,647,350
*BMC Software, Inc.	68,133	2,632,659
*Broadcom Corp.	160,027	4,275,921
CA, Inc.	147,311	3,246,734
*Cisco Sytems, Inc.	2,137,209	48,023,086
*Citrix Systems, Inc.	67,981	2,824,611
*Cognizant Technology Solutions Corp.	109,491	4,780,377
*Computer Sciences Corp.	56,626	2,904,914
*Compuware Corp.	85,624	649,886
Corning, Inc.	578,123	10,452,464
*Dell, Inc.	639,708	8,252,233
*eBay, Inc.	417,916	9,620,426
*Electronic Arts, Inc.	120,920	1,968,578
*EMC Corp.	757,839	12,633,176
Fidelity National Information Services, Inc.	121,777	2,869,066
*Fiserv, Inc.	57,176	2,575,207
*FLIR Systems, Inc.	56,389	1,667,987
*Google, Inc.	89,582	47,426,502
Harris Corp.	48,934	2,100,247
Hewlett-Packard Co.	880,904	41,464,151
Intel Corp.	2,051,546	39,799,992
International Business Machines Corp.	488,032	59,730,236
*Intuit, Inc.	117,683	3,484,594
Jabil Circuit, Inc.	70,821	1,025,488
*JDS Uniphase Corp.	82,705	650,061
*Juniper Networks, Inc.	195,211	4,847,089
#KLA-Tencor Corp.	63,489	1,790,390
#*Lexmark International, Inc.	29,015	748,297
Linear Technology Corp.	82,891	2,163,455
*LSI Corp.	242,662	1,210,883
#MasterCard, Inc. Class A	35,671	8,914,183
*McAfee, Inc.	58,598	2,209,145
*MEMC Electronic Materials, Inc.	83,057	1,044,857
Microchip Technology, Inc.	68,208	1,760,448
*Micron Technology, Inc.	315,740	2,753,253
Microsoft Corp.	2,869,943	80,874,994
Molex, Inc.	50,346	1,014,975
*Motorola, Inc.	858,567	5,280,187
#National Semiconductor Corp.	87,906	1,165,634
*NetApp, Inc.	125,910	3,667,758
*Novell, Inc.	128,842	575,924
*Novellus Systems, Inc.	36,037	753,173
*Nvidia Corp.	206,157	3,172,756
Oracle Corp.	1,452,753	33,500,484
#Paychex, Inc.	119,492	3,464,073
*QLogic Corp.	42,577	731,899
QUALCOMM, Inc.	620,558	24,319,668
*Red Hat, Inc.	69,762	1,898,922
*SAIC, Inc.	113,754	2,085,111
*Salesforce.com, Inc.	40,834	2,595,001
*Sandisk Corp.	84,786	2,155,260
*Symantec Corp.	301,141	5,104,340
*Tellabs, Inc.	143,475	922,544
*Teradata Corp.	63,604	1,779,004
#*Teradyne, Inc.	64,969	606,810
Texas Instruments, Inc.	465,470	10,473,075
#Total System Services, Inc.	73,258	1,048,322
*VeriSign, Inc.	71,459	1,637,126

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Visa, Inc.	166,416	$13,651,104
*Western Digital Corp.	83,734	3,181,055
Western Union Co.	257,133	4,767,246
#Xerox Corp.	322,943	2,816,063
#Xilinx, Inc.	102,859	2,425,415
*Yahoo!, Inc.	442,444	6,641,084

Total Information Technology		667,854,199

Materials — (3.1%)
Air Products & Chemicals, Inc.	78,652	5,974,406
Airgas, Inc.	30,503	1,289,057
AK Steel Holding Corp.	40,631	826,435
Alcoa, Inc.	362,002	4,608,285
#Allegheny Technologies, Inc.	36,436	1,488,411
#Ball Corp.	34,960	1,775,618
Bemis Co., Inc.	40,197	1,127,928
CF Industries Holdings, Inc.	18,088	1,679,652
Cliffs Natural Resources, Inc.	48,660	1,943,967
Dow Chemical Co.	424,919	11,511,056
E.I. du Pont de Nemours & Co.	335,755	10,948,971
Eastman Chemical Co.	27,011	1,526,932
#Ecolab, Inc.	88,256	3,874,438
FMC Corp.	26,860	1,368,248
*Freeport-McMoRan Copper & Gold, Inc. Class B	159,708	10,650,927
#International Flavors & Fragrances, Inc.	29,365	1,167,846
International Paper Co.	160,903	3,686,288
MeadWestavco Corp.	63,581	1,530,395
Monsanto Co.	202,499	15,365,624
Newmont Mining Corp.	182,108	7,805,149
Nucor Corp.	116,959	4,771,927
*Owens-Illinois, Inc.	62,604	1,704,081
*Pactiv Corp.	49,158	1,108,513
PPG Industries, Inc.	62,038	3,640,390
Praxair, Inc.	113,985	8,585,350
Sealed Air Corp.	59,057	1,171,691
#Sigma-Aldrich Corp.	45,211	2,163,346
#*Titanium Metals Corp.	31,434	365,577
#United States Steel Corp.	53,256	2,366,164
#Vulcan Materials Co.	46,588	2,058,724
#Weyerhaeuser Co.	78,523	3,133,068

Total Materials		121,218,464

Real Estate Investment Trusts — (1.0%)
#Apartment Investment & Management Co. Class A	43,467	667,653
#AvalonBay Communities, Inc.	30,253	2,317,682
#Boston Properties, Inc.	51,536	3,343,140
#Equity Residential	102,593	3,288,106
HCP, Inc.	108,907	3,087,513
#Health Care REIT, Inc.	45,700	1,965,100
Host Marriott Corp.	234,481	2,485,499
#Kimco Realty Corp.	149,249	1,883,522
#ProLogis	175,805	2,215,143
Public Storage	50,389	3,989,801
#Simon Property Group, Inc.	105,927	7,626,744
#Ventas, Inc.	58,182	2,455,280
#Vornado Realty Trust	58,253	3,767,804

Total Real Estate Investment Trusts		39,092,987

Telecommunication Services — (2.7%)
*American Tower Corp.	149,147	6,331,290

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
AT&T, Inc.	2,192,348	$55,597,945
CenturyTel, Inc.	110,536	3,759,329
#Frontier Communications Corp.	116,036	883,034
*MetroPCS Communications, Inc.	96,883	545,451
Qwest Communications International, Inc.	551,672	2,322,539
#*Sprint Nextel Corp.	1,103,038	3,617,965
Verizon Communications, Inc.	1,055,364	31,048,809
Windstream Corp.	162,260	1,672,901

Total Telecommunication Services		105,779,263

Utilities — (3.4%)
*AES Corp.	248,021	3,132,505
Allegheny Energy, Inc.	62,996	1,319,766
#Ameren Corp.	88,021	2,248,937
American Electric Power Co., Inc.	177,460	6,148,989
CenterPoint Energy, Inc.	145,030	2,023,169
#CMS Energy Corp.	85,303	1,294,047
Consolidated Edison, Inc.	104,250	4,559,895
Constellation Energy Group, Inc.	74,638	2,409,315
Dominion Resources, Inc.	221,888	8,311,924
DTE Energy Co.	61,274	2,575,959
Duke Energy Corp.	484,690	8,011,926
Edison International, Inc.	121,045	4,033,219
Entergy Corp.	70,192	5,356,352
EQT Corp.	48,639	2,141,089
Exelon Corp.	244,972	11,175,623
FirstEnergy Corp.	113,252	4,940,052
FPL Group, Inc.	153,566	7,487,878
#Integrys Energy Group, Inc.	28,391	1,188,163
#Nicor, Inc.	16,804	680,898
NiSource, Inc.	102,448	1,459,884
Northeast Utilities, Inc.	65,188	1,650,560
*NRG Energy, Inc.	95,260	2,296,719
Pepco Holdings, Inc.	82,326	1,351,793
PG&E Corp.	137,819	5,821,475
Pinnacle West Capital Corp.	37,628	1,347,835
PPL Corp.	140,088	4,131,195
#Progress Energy, Inc.	103,887	4,048,476
Public Service Enterprise Group, Inc.	187,982	5,750,369
Questar Corp.	64,780	2,687,074
SCANA Corp.	41,171	1,466,099
Sempra Energy	91,558	4,646,569
#Southern Co.	297,295	9,513,440
TECO Energy, Inc.	79,418	1,236,538
Wisconsin Energy Corp.	43,434	2,125,660
Xcel Energy, Inc.	169,654	3,525,410

Total Utilities		132,098,802

TOTAL COMMON STOCKS		3,552,283,807

TEMPORARY CASH INVESTMENTS — (2.7%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	105,636,917	105,636,917

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (6.0%)
§@DFA Short Term Investment Fund LP	233,994,528	$233,994,528
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $769,020 FHLMC 4.000%, 04/01/24, valued at $713,421) to be repurchased at $692,649	$693	692,642

TOTAL SECURITIES LENDING COLLATERAL		234,687,170

TOTAL INVESTMENTS — (100.0%) (Cost $3,475,178,200)##		$3,892,607,894

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$345,886,193	—	—	$345,886,193
Consumer Staples	413,753,736	—	—	413,753,736
Energy	404,411,921	—	—	404,411,921
Financials	483,372,694	—	—	483,372,694
Health Care	467,929,448	—	—	467,929,448
Industrials	370,886,100	—	—	370,886,100
Information Technology	667,854,199	—	—	667,854,199
Materials	121,218,464	—	—	121,218,464
Real Estate Investment Trusts	39,092,987	—	—	39,092,987
Telecommunication Services	105,779,263	—	—	105,779,263
Utilities	132,098,802	—	—	132,098,802
Temporary Cash Investments	105,636,917	—	—	105,636,917
Securities Lending Collateral	—	$234,687,170	—	234,687,170
Other Financial Instruments**	(6,985,936)	—	—	(6,985,936)

TOTAL	$3,650,934,788	$234,687,170	—	$3,885,621,958

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (92.5%)
Consumer Discretionary — (16.2%)
#*AutoNation, Inc.	360,341	$6,486,138
*Carnival Corp.	2,691,598	89,710,961
CBS Corp.	4,758	61,616
#CBS Corp. Class B	3,870,469	50,045,164
#*Clear Channel Outdoor Holdings, Inc.	94,100	955,115
Comcast Corp. Class A	11,512,642	182,245,123
#Comcast Corp. Special Class A	3,559,973	53,897,991
#D.R. Horton, Inc.	343,119	4,045,373
#*DIRECTV Class A	2,521,835	76,537,692
#*Discovery Communications, Inc. (25470F104)	601,645	17,844,791
*Discovery Communications, Inc. (25470F302)	579,219	15,210,291
Disney (Walt) Co.	4,577,802	135,274,049
#*Expedia, Inc.	1,028,174	22,013,205
#Fortune Brands, Inc.	701,056	29,142,898
#*GameStop Corp. Class A	187,400	3,704,898
#J.C. Penney Co., Inc.	815,260	20,242,906
#Lennar Corp. Class A	485,925	7,463,808
#*Liberty Global, Inc. Class A	529,579	13,440,715
#*Liberty Global, Inc. Series C	383,654	9,614,369
*Liberty Media Corp. Interactive Class A	3,585,265	37,215,051
*Liberty Media Corp. Series A	295,430	13,855,667
#*Live Nation Entertainment, Inc.	108,704	1,246,835
#Macy’s, Inc.	1,912,303	30,462,987
#*MGM Mirage	1,629,488	18,022,137
#*Mohawk Industries, Inc.	392,417	16,249,988
News Corp. Class A	7,633,789	96,262,079
#News Corp. Class B	2,417,961	35,495,668
*Pulte Homes, Inc.	265,720	2,795,374
#*Royal Caribbean Cruises, Ltd.	726,378	18,951,202
#*Sears Holdings Corp.	556,224	51,884,575
#Time Warner Cable, Inc.	1,980,956	86,349,872
Time Warner, Inc.	6,114,193	167,834,598
#*Toll Brothers, Inc.	904,000	16,696,880
Washington Post Co.	24,866	10,807,261
Wendy’s/Arby’s Group, Inc.	834,900	3,848,889
#Whirlpool Corp.	322,215	24,224,124
#Wyndham Worldwide Corp.	521,761	10,951,763

Total Consumer Discretionary		1,381,092,053

Consumer Staples — (6.4%)
Archer-Daniels-Midland Co.	2,287,369	68,506,702
#Bunge, Ltd.	304,332	17,891,678
*Constellation Brands, Inc. Class A	855,902	13,762,904
#Corn Products International, Inc.	428,526	12,178,709
CVS Caremark Corp.	5,193,858	168,125,183
Del Monte Foods Co.	150,209	1,709,378
J.M. Smucker Co.	526,102	31,602,947
#Kraft Foods, Inc.	3,517,062	97,281,935
Molson Coors Brewing Co.	757,690	31,822,980
PepsiAmericas, Inc.	521,775	15,157,564
*Ralcorp Holdings, Inc.	80,012	4,944,742
Safeway, Inc.	1,450,863	32,571,874
#*Smithfield Foods, Inc.	18,000	271,080
#*SUPERVALU, Inc.	1,327,679	19,530,158
Tyson Foods, Inc. Class A	1,926,959	26,630,573

Total Consumer Staples		541,988,407

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (12.9%)
Anadarko Petroleum Corp.	2,760,568	$176,069,027
BJ Services Co.	567,800	11,736,426
Chesapeake Energy Corp.	2,871,807	71,163,377
#Cimarex Energy Co.	368,647	18,141,119
ConocoPhillips	5,598,408	268,723,584
Helmerich & Payne, Inc.	474,383	19,843,441
Hess Corp.	920,757	53,210,547
Marathon Oil Corp.	3,320,235	98,976,205
Murphy Oil Corp.	126,690	6,471,325
#*Nabors Industries, Ltd.	1,084,214	24,177,972
National-Oilwell, Inc.	1,789,821	73,203,679
#Noble Energy, Inc.	499,005	36,896,430
#Patterson-UTI Energy, Inc.	687,685	10,562,842
#Pioneer Natural Resources Co.	650,933	28,628,033
#*Plains Exploration & Production Co.	417,193	13,913,387
*Pride International, Inc.	703,804	20,832,598
#*Rowan Cos., Inc.	456,566	9,807,038
#Smith International, Inc.	687,354	20,840,573
#*Sunoco, Inc.	303,669	7,619,055
#Tesoro Petroleum Corp.	321,700	4,021,250
Tidewater, Inc.	273,715	12,815,336
Valero Energy Corp.	1,907,395	35,134,216
*Whiting Petroleum Corp.	187,793	12,499,502
XTO Energy, Inc.	1,447,017	64,493,548

Total Energy		1,099,780,510

Financials — (26.3%)
*Allegheny Corp.	36,844	9,620,337
Allied World Assurance Co. Holdings, Ltd.	151,739	6,791,838
Allstate Corp.	2,596,315	77,707,708
American Financial Group, Inc.	689,393	17,103,840
#American National Insurance Co.	92,588	9,855,067
#*AmeriCredit Corp.	88,688	1,859,787
Ameriprise Financial, Inc.	369,758	14,139,546
*Arch Capital Group, Ltd.	63,707	4,557,599
Aspen Insurance Holdings, Ltd.	195,951	5,218,175
Assurant, Inc.	294,109	9,243,846
Axis Capital Holdings, Ltd.	588,936	16,961,357
Bank of America Corp.	18,421,014	279,630,993
Capital One Financial Corp.	2,008,833	74,045,584
Chubb Corp.	1,669,873	83,493,650
#Cincinnati Financial Corp.	990,152	26,130,111
Citigroup, Inc.	28,695,132	95,267,838
CME Group, Inc.	263,909	75,694,379
#*CNA Financial Corp.	1,676,585	39,382,982
#Comerica, Inc.	679,430	23,447,129
Discover Financial Services	2,218,936	30,355,045
#Endurance Specialty Holdings, Ltd.	7,900	284,558
#Everest Re Group, Ltd.	196,391	16,838,564
Fidelity National Financial, Inc.	945,859	12,201,581
#Fifth Third Bancorp	2,666,262	33,168,299
First American Corp.	567,231	16,773,021
First Niagara Financial Group, Inc.	100,726	1,382,968
#*Genworth Financial, Inc.	1,825,288	25,261,986
Hanover Insurance Group, Inc.	304,654	12,923,423
Hartford Financial Services Group, Inc.	1,539,970	36,943,880
HCC Insurance Holdings, Inc.	473,689	12,836,972
#Huntington Bancshares, Inc.	820,600	3,930,674
Invesco, Ltd.	215,078	4,151,005
JPMorgan Chase & Co.	5,245,477	204,258,874
KeyCorp	1,469,484	10,550,895

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Legg Mason, Inc.	708,866	$18,274,566
Lincoln National Corp.	1,400,651	34,428,002
Loews Corp.	2,592,160	92,721,563
#M&T Bank Corp.	463,913	34,213,584
#*Markel Corp.	7,287	2,368,348
#Marshall & Ilsley Corp.	385,307	2,662,471
#Mercury General Corp.	171,128	6,540,512
MetLife, Inc.	4,663,914	164,729,443
*NASDAQ OMX Group, Inc. (The)	213,650	3,843,564
#New York Community Bancorp, Inc.	499,107	7,501,578
NYSE Euronext, Inc.	1,058,346	24,775,880
#Old Republic International Corp.	1,432,884	15,174,242
PartnerRe, Ltd.	90,832	6,775,159
People’s United Financial, Inc.	252,479	4,082,585
#PNC Financial Services Group, Inc.	1,190,568	65,993,184
Prudential Financial, Inc.	2,044,956	102,227,350
Regions Financial Corp.	3,400,932	21,595,918
Reinsurance Group of America, Inc.	509,512	24,823,425
RenaissanceRe Holdings, Ltd.	106,328	5,760,851
#SunTrust Banks, Inc.	1,953,173	47,520,699
Transatlantic Holdings, Inc.	304,709	15,140,990
Travelers Cos., Inc. (The)	3,328,076	168,633,611
Unum Group	1,898,589	37,155,387
Validus Holdings, Ltd.	284,772	7,546,458
#W. R. Berkley Corp.	674,240	16,404,259
#Wesco Financial Corp.	19,877	7,016,581
White Mountains Insurance Group, Ltd.	30,224	9,685,885

Total Financials		2,239,609,606

Health Care — (6.3%)
Aetna, Inc.	1,506,864	45,160,714
#*Boston Scientific Corp.	4,237,207	36,567,096
Cardinal Health, Inc.	380,120	12,570,568
*CareFusion Corp.	164,010	4,223,258
#*Community Health Systems, Inc.	370,974	12,101,172
*Coventry Health Care, Inc.	355,170	8,126,290
*Health Net, Inc.	585	14,192
#*Hologic, Inc.	778,167	11,726,977
*Humana, Inc.	416,350	20,242,937
*Inverness Medical Innovations, Inc.	234,500	9,466,765
#*King Pharmaceuticals, Inc.	1,215,010	14,592,270
#Omnicare, Inc.	582,523	14,563,075
PerkinElmer, Inc.	424,381	8,547,033
Teleflex, Inc.	52,080	2,976,893
*Thermo Fisher Scientific, Inc.	1,595,876	73,649,677
UnitedHealth Group, Inc.	2,406,388	79,410,804
*Watson Pharmaceuticals, Inc.	464,941	17,839,786
*WellPoint, Inc.	2,580,122	164,405,374

Total Health Care		536,184,881

Industrials — (12.4%)
#*AGCO Corp.	168,971	5,222,894
#*Covanta Holding Corp.	12,000	210,000
CSX Corp.	2,287,204	98,029,563
Eaton Corp.	395,650	24,229,606
FedEx Corp.	563,693	44,165,347
General Electric Co.	18,697,250	300,651,780
#*Hertz Global Holdings, Inc.	847,911	8,784,358
#Ingersoll-Rand P.L.C.	635,764	20,636,899
#*Kansas City Southern	206,873	6,144,128
KBR, Inc.	30,162	564,934

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
L-3 Communications Holdings, Inc.	21,700	$1,808,478
Masco Corp.	1,592,858	21,599,155
Norfolk Southern Corp.	2,186,220	102,883,513
#Northrop Grumman Corp.	1,926,678	109,049,975
*Owens Corning, Inc.	17,600	452,848
Pentair, Inc.	341,927	10,442,451
R. R. Donnelley & Sons Co.	920,372	18,241,773
Republic Services, Inc.	548,028	14,681,670
#Ryder System, Inc.	319,005	11,611,782
Southwest Airlines Co.	4,297,932	48,695,570
#SPX Corp.	65,591	3,570,774
*Terex Corp.	7,200	140,760
Timken Co.	217,642	4,877,357
Tyco International, Ltd.	336,967	11,938,741
Union Pacific Corp.	2,835,808	171,566,384
*URS Corp.	356,821	16,014,127

Total Industrials		1,056,214,867

Information Technology — (3.4%)
*Activision Blizzard, Inc.	1,814,645	18,436,793
#*AOL, Inc.	555,835	13,323,365
*Arrow Electronics, Inc.	521,300	13,694,551
*Avnet, Inc.	860,267	22,745,460
AVX Corp.	179,574	2,133,339
*Computer Sciences Corp.	946,932	48,577,612
*IAC/InterActiveCorp	815,025	16,365,702
*Ingram Micro, Inc.	969,555	16,385,480
#*Micron Technology, Inc.	3,863,757	33,691,961
#*Sandisk Corp.	606,339	15,413,137
*Tellabs, Inc.	1,931,218	12,417,732
Tyco Electronics, Ltd.	1,547,828	38,509,961
#Xerox Corp.	4,141,401	36,113,017

Total Information Technology		287,808,110

Materials — (4.1%)
Alcoa, Inc.	4,803,920	61,153,902
Ashland, Inc.	211,700	8,554,797
Commercial Metals Co.	500	6,870
#*Domtar Corp.	40,319	1,958,294
Dow Chemical Co.	4,372,194	118,442,735
Huntsman Corp.	90,900	1,108,071
International Paper Co.	2,203,145	50,474,052
#MeadWestavco Corp.	1,023,001	24,623,634
Reliance Steel & Aluminum Co.	300,700	12,250,518
Steel Dynamics, Inc.	83,600	1,269,048
#United States Steel Corp.	376,370	16,722,119
#Vulcan Materials Co.	85,338	3,771,086
#Weyerhaeuser Co.	1,105,551	44,111,485

Total Materials		344,446,611

Telecommunication Services — (3.8%)
AT&T, Inc.	9,961,348	252,619,785
CenturyTel, Inc.	313,677	10,668,155
#*Sprint Nextel Corp.	9,790,408	32,112,538
#Telephone & Data Systems, Inc.	309,373	9,760,718
Telephone & Data Systems, Inc. Special Shares	251,163	7,138,052
*United States Cellular Corp.	264,225	9,662,708
Verizon Communications, Inc.	26	765

Total Telecommunication Services		321,962,721

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (0.7%)
*AES Corp.	528,748	$6,678,087
*Calpine Corp.	1,022,886	11,200,602
*Mirant Corp.	321,125	4,518,229
*NRG Energy, Inc.	494,999	11,934,426
Public Service Enterprise Group, Inc.	433,932	13,273,980
Questar Corp.	207,166	8,593,246
*RRI Energy, Inc.	834,099	4,128,790

Total Utilities		60,327,360

TOTAL COMMON STOCKS		7,869,415,126

TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	299	299

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.5%)
§@DFA Short Term Investment Fund LP	632,111,924	632,111,924
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $2,047,246 FHLMC 4.000%, 04/01/24 & 5.722%, 09/01/37, valued at $1,927,234) to be repurchased at $1,871,120	$1,871	1,871,101

TOTAL SECURITIES LENDING COLLATERAL		633,983,025

TOTAL INVESTMENTS — (100.0%) (Cost $7,111,266,903)##		$8,503,398,450

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,381,092,053	—	—	$1,381,092,053
Consumer Staples	541,988,407	—	—	541,988,407
Energy	1,099,780,510	—	—	1,099,780,510
Financials	2,239,609,606	—	—	2,239,609,606
Health Care	536,184,881	—	—	536,184,881
Industrials	1,056,214,867	—	—	1,056,214,867
Information Technology	287,808,110	—	—	287,808,110
Materials	344,446,611	—	—	344,446,611
Telecommunication Services	321,962,721	—	—	321,962,721
Utilities	60,327,360	—	—	60,327,360
Temporary Cash Investments	299	—	—	299
Securities Lending Collateral	—	$633,983,025	—	633,983,025

TOTAL	$7,869,415,425	$633,983,025	—	$8,503,398,450

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.2%)
AUSTRALIA — (4.9%)
*Alumina, Ltd.	2,104,308	$2,880,046
#*Alumina, Ltd. Sponsored ADR	87,059	476,213
Amcor, Ltd.	2,298,994	11,986,628
#Amcor, Ltd. Sponsored ADR	77,103	1,589,093
*Asciano Group, Ltd.	1,328,302	1,991,659
Australia & New Zealand Banking Group, Ltd.	3,176,183	60,783,024
Bendigo Bank, Ltd.	238,547	2,066,811
BlueScope Steel, Ltd.	4,756,814	10,961,938
#Boral, Ltd.	1,212,600	5,654,996
#*Caltex Australia, Ltd.	265,507	2,098,349
Crown, Ltd.	1,179,954	8,057,808
CSR, Ltd.	2,677,178	4,290,885
Downer EDI, Ltd.	474,976	3,470,644
#Fairfax Media, Ltd.	2,908,662	4,417,527
Goodman Fielder, Ltd.	2,376,765	3,270,709
Harvey Norman Holdings, Ltd.	113,157	366,755
Incitec Pivot, Ltd.	4,149,776	12,242,236
Insurance Australia Group, Ltd.	2,620,594	8,777,428
Lend Lease Group	615,482	5,079,060
#Macquarie Group, Ltd.	410,696	18,074,441
National Australia Bank, Ltd.	2,342,165	54,421,855
OneSteel, Ltd.	1,673,037	4,550,824
Origin Energy, Ltd.	494,188	6,975,025
*OZ Minerals, Ltd.	3,889,713	3,621,982
*Primary Health Care, Ltd.	267,081	1,298,776
Qantas Airways, Ltd.	2,850,317	7,147,115
Santos, Ltd.	242,527	2,807,279
Sims Metal Management, Ltd.	99,932	1,876,667
*Sims Metal Management, Ltd. Sponsored ADR	52,061	978,747
Suncorp-Metway, Ltd.	2,617,468	20,472,017
TABCORP Holdings, Ltd.	1,277,891	7,929,699
Tatts Group, Ltd.	1,434,845	2,913,985
Toll Holdings, Ltd.	41,840	316,083
Washington H. Soul Pattinson & Co., Ltd.	113,801	1,372,540
Wesfarmers, Ltd.	2,191,033	53,151,954

TOTAL AUSTRALIA		338,370,798

AUSTRIA — (0.5%)
#Erste Group Bank AG	360,535	13,610,286
OMV AG	383,710	15,112,984
Voestalpine AG	175,999	6,162,049

TOTAL AUSTRIA		34,885,319

BELGIUM — (0.6%)
Delhaize Group SA	201,237	15,774,806
#Delhaize Group SA Sponsored ADR	52,900	4,109,272
*KBC Groep NV	140,969	6,068,866
Solvay SA	55,827	5,532,937
#UCB SA	278,888	12,467,672

TOTAL BELGIUM		43,953,553

CANADA — (8.3%)
#Astral Media, Inc. Class A	40,138	1,272,929
#Bank of Montreal	764,416	37,175,246
BCE, Inc.	651,325	16,733,129
Canadian Pacific Railway, Ltd.	427,751	20,194,408
#Canadian Tire Corp. Class A	166,647	8,335,077
Cenovus Energy, Inc.	671,498	15,518,088

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
*CGI Group, Inc.	400,789	$5,281,381
Empire Co., Ltd. Class A	65,500	2,933,028
EnCana Corp.	765,676	23,416,044
Ensign Energy Services, Inc.	128,319	1,802,526
Fairfax Financial Holdings, Inc.	46,500	15,778,036
George Weston, Ltd.	109,600	7,062,371
Gerdau Ameristeel Corp.	403,761	3,024,667
Goldcorp, Inc.	353,927	11,995,618
Industrial Alliance Insurance & Financial Services, Inc.	140,300	4,206,704
Inmet Mining Corp.	87,300	4,421,132
Intact Financial Corp.	128,700	4,544,973
Loblaw Cos., Ltd.	184,013	6,038,827
*Lundin Mining Corp.	373,700	1,464,394
Magna International, Inc. Class A	243,268	13,382,300
Manitoba Telecom Services, Inc.	40,500	1,282,137
Manulife Financial Corp.	2,074,478	37,910,030
Metro, Inc. Class A	137,300	5,016,891
#National Bank of Canada	135,767	7,175,303
*Nexen, Inc.	106,395	2,329,396
Onex Corp.	110,200	2,545,653
*Sino-Forest Corp.	278,730	4,840,791
Sun Life Financial, Inc.	1,262,400	36,871,407
Suncor Energy, Inc.	972,661	30,710,344
Talisman Energy, Inc.	1,688,236	27,930,694
*Teck Resources, Ltd. Class B	1,418,230	46,436,504
#Thomson Reuters Corp.	1,832,184	61,189,891
#Toronto Dominion Bank	944,998	55,679,097
#TransCanada Corp.	925,971	29,591,236
*Viterra, Inc.	460,598	4,105,213
Yamana Gold, Inc.	1,625,161	16,369,403

TOTAL CANADA		574,564,868

DENMARK — (1.2%)
A.P. Moller - Maersk A.S.	3,478	27,142,270
#Carlsberg A.S. Series B	277,074	20,665,122
Danisco A.S.	107,780	7,509,152
*Danske Bank A.S.	965,053	22,923,273
*Jyske Bank A.S.	111,779	4,137,629
#*Sydbank A.S.	60,841	1,568,966

TOTAL DENMARK		83,946,412

FINLAND — (0.7%)
Fortum Oyj	67,502	1,712,975
Kesko Oyj	152,447	4,902,883
#Neste Oil Oyj	302,274	4,945,198
Sampo Oyj	503,782	12,169,452
Stora Enso Oyj Series R	1,304,065	8,007,527
Stora Enso Oyj Sponsored ADR	91,500	554,490
UPM-Kymmene Oyj	1,138,332	12,484,352
UPM-Kymmene Oyj Sponsored ADR	69,300	752,598

TOTAL FINLAND		45,529,475

FRANCE — (8.1%)
#*Air France-KLM SA	320,673	5,225,368
AXA SA	2,818,397	58,033,179
AXA SA Sponsored ADR	140,900	2,901,131
BNP Paribas SA	913,891	65,285,648
Capgemini SA	259,094	11,504,766
#Casino Guichard Perrachon SA	93,798	7,696,224
Ciments Francais SA	26,702	2,614,658

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
CNP Assurances SA	72,302	$6,400,334
#Compagnie de Saint-Gobain SA	846,142	40,420,652
Compagnie Generale des Establissements Michelin SA Series B	218,195	16,896,598
Credit Agricole SA	1,845,722	28,933,276
#European Aeronautic Defence & Space Co.	968,650	18,931,745
France Telecom SA	452,558	10,375,878
GDF Suez SA	285,318	10,788,232
*Groupe Eurotunnel SA	54,603	526,414
Lafarge SA	467,217	34,561,879
Lagardere SCA	238,722	9,249,986
#*Peugeot SA	325,797	10,576,048
PPR SA	161,317	19,672,059
*Renault SA	500,084	23,475,998
Safran SA	312,438	6,101,907
Schneider Electric SA	275,825	28,455,406
SCOR SE	193,766	4,489,216
Societe Generale Paris SA	913,312	52,841,729
STMicroelectronics NV	1,542,301	12,630,348
Vivendi SA	2,686,677	69,849,853

TOTAL FRANCE		558,438,532

GERMANY — (7.2%)
Allianz SE	442,712	49,007,449
Allianz SE Sponsored ADR	2,834,240	31,006,586
Bayerische Motoren Werke AG	915,762	39,135,717
#*Commerzbank AG	1,089,462	8,440,576
Daimler AG (5529027)	1,684,003	77,472,223
#Daimler AG (D1668R123)	404,583	18,533,947
#Deutsche Bank AG (5750355)	774,190	47,226,584
#*Deutsche Bank AG (D18190898)	128,363	7,826,292
#Deutsche Lufthansa AG	464,311	7,446,585
#*Deutsche Postbank AG	27,711	838,904
Deutsche Telekom AG	2,621,866	34,121,422
#Deutsche Telekom AG Sponsored ADR	2,809,150	36,153,760
E.ON AG	545,840	20,072,546
Fraport AG	41,329	2,099,676
Generali Deutschland Holding AG	31,560	3,255,708
#*Hannover Rueckversicherung AG	110,141	5,080,777
Heidelberger Zement AG	151,427	8,868,950
Hochtief AG	8,774	654,424
#Linde AG	133,956	14,706,843
Munchener Rueckversicherungs-Gesellschaft AG	388,934	58,242,957
Porsche Automobil Holding SE	190,907	10,810,988
Salzgitter AG	79,216	7,010,168
SCA Hygiene Products SE	3,195	1,445,213
#ThyssenKrupp AG	409,120	13,001,859

TOTAL GERMANY		502,460,154

GREECE — (0.2%)
*Agricultural Bank of Greece S.A.	285,278	665,197
*Alpha Bank A.E.	278,473	2,672,831
*EFG Eurobank Ergasias S.A.	116,894	995,915
Hellenic Petroleum S.A.	355,700	4,391,406
Marfin Investment Group S.A.	323,492	893,262
#National Bank of Greece S.A. ADR	619,230	2,761,766
*Piraeus Bank S.A.	174,541	1,474,691

TOTAL GREECE		13,855,068

HONG KONG — (2.4%)
*Cathay Pacific Airways, Ltd.	2,477,000	4,064,630

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Cheung Kong Holdings, Ltd.	3,224,000	$37,935,245
*Dah Sing Financial Holdings, Ltd.	170,000	817,291
Great Eagle Holdings, Ltd.	471,721	1,166,815
Hang Lung Group, Ltd.	1,455,000	6,521,736
Henderson Land Development Co., Ltd.	1,995,000	12,670,279
Hong Kong & Shanghai Hotels, Ltd.	1,164,505	1,639,291
Hopewell Holdings, Ltd.	1,042,000	3,140,373
Hutchison Whampoa, Ltd.	5,568,000	37,838,162
Hysan Development Co., Ltd.	1,029,302	2,580,114
#New World Development Co., Ltd.	4,190,974	6,860,941
Pacific Basin Shipping, Ltd.	301,000	221,604
Sino Land Co., Ltd.	2,411,315	3,997,692
Sinotrans Shipping, Ltd.	1,275,000	594,064
Sun Hung Kai Properties, Ltd.	1,945,000	25,116,814
Wharf Holdings, Ltd.	2,467,740	12,288,880
Wheelock & Co., Ltd.	3,482,000	9,115,278

TOTAL HONG KONG		166,569,209

IRELAND — (0.0%)
#CRH P.L.C. Sponsored ADR	108,490	2,667,769

ITALY — (2.8%)
Banca Monte Dei Paschi di Siena SpA	5,698,737	9,217,582
Banca Popolare di Milano Scarl	982,340	6,377,385
*Banco Popolare Scarl	426,228	2,696,134
*Fiat SpA	443,245	5,554,729
#Fondiaria - SAI SpA	167,605	2,714,626
*Intesa Sanpaolo SpA	11,201,860	42,641,456
Italcementi SpA	273,413	3,382,605
#Telecom Italia SpA	5,476,933	8,188,975
Telecom Italia SpA Sponsored ADR	1,874,500	27,892,560
*UniCredit SpA	22,325,370	61,564,690
Unione di Banche Italiane ScpA	1,533,872	21,054,082
#*Unipol Gruppo Finanziario SpA	1,822,774	2,206,609

TOTAL ITALY		193,491,433

JAPAN — (13.9%)
#77 Bank, Ltd. (The)	737,372	3,933,313
#AEON Co., Ltd.	1,629,800	16,180,551
Aisin Seiki Co., Ltd.	282,500	7,454,540
Ajinomoto Co., Inc.	1,177,000	11,151,435
*Alfresa Holdings Corp.	40,400	1,669,535
Amada Co., Ltd.	631,000	4,214,933
*Aozora Bank, Ltd.	943,000	1,190,761
Asahi Glass Co., Ltd.	1,239,000	12,352,442
Asahi Kasei Corp.	298,000	1,481,208
#Asatsu-DK, Inc.	32,500	663,198
Awa Bank, Ltd. (The)	65,600	359,547
Bank of Iwate, Ltd. (The)	19,600	1,098,335
Bank of Kyoto, Ltd. (The)	473,400	3,913,752
Bridgestone Corp.	807,000	12,861,139
Canon Marketing Japan, Inc.	124,900	1,727,410
Chiba Bank, Ltd. (The)	823,000	4,967,242
Chudenko Corp.	41,100	510,593
Chugoku Bank, Ltd. (The)	255,800	3,270,219
Citizen Holdings Co., Ltd.	377,500	2,476,621
Coca-Cola West Co., Ltd.	92,707	1,546,590
Comsys Holdings Corp.	149,000	1,478,731
Cosmo Oil Co., Ltd.	1,090,364	2,367,293
Credit Saison Co., Ltd.	261,600	3,258,859
Dai Nippon Printing Co., Ltd.	1,408,000	19,307,443

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daicel Chemical Industries, Ltd.	515,000	$3,100,300
#*Daido Steel Co., Ltd.	398,000	1,451,060
Daishi Bank, Ltd. (The)	573,932	1,923,561
Daiwa House Industry Co., Ltd.	916,000	9,632,589
#Dentsu, Inc.	52,700	1,212,898
DIC Corp.	596,000	1,060,042
*Fuji Electric Holdings Co., Ltd.	181,780	360,463
*Fuji Heavy Industries, Ltd.	1,302,000	6,116,657
*Fuji Television Network, Inc.	555	831,764
FUJIFILM Holdings Corp.	1,271,000	40,708,393
Fujikura, Ltd.	609,000	3,264,125
Fukuoka Financial Group, Inc.	1,446,000	5,294,035
Glory, Ltd.	77,800	1,709,600
Gunma Bank, Ltd. (The)	658,397	3,394,434
#H2O Retailing Corp.	198,000	1,190,099
#Hachijuni Bank, Ltd. (The)	993,231	5,727,693
Hakuhodo Dy Holdings, Inc.	31,000	1,511,786
Higo Bank, Ltd. (The)	376,000	2,046,142
#Hino Motors, Ltd.	279,000	1,046,702
*Hitachi High-Technologies Corp.	118,800	2,376,944
Hitachi Transport System, Ltd.	111,000	1,468,930
#*Hitachi, Ltd.	6,574,000	22,517,312
*Hitachi, Ltd. Sponsored ADR	144,840	4,960,770
#Hokkoku Bank, Ltd. (The)	435,409	1,559,295
*Hokuhoku Financial Group, Inc.	423,000	877,934
#House Foods Corp.	117,000	1,719,745
Hyakugo Bank, Ltd. (The)	475,028	2,173,319
Hyakujishi Bank, Ltd. (The)	329,000	1,233,617
Idemitsu Kosan Co., Ltd.	47,124	3,013,722
#Isetan Mitsukoshi Holdings, Ltd.	717,100	6,738,845
*Isuzu Motors, Ltd.	1,424,000	3,029,956
Itochu Corp.	808,000	6,307,694
Iyo Bank, Ltd. (The)	64,000	528,243
#*J Front Retailing Co., Ltd.	928,000	4,419,484
Joyo Bank, Ltd. (The)	948,000	3,834,473
JS Group Corp.	561,100	9,902,901
JTEKT Corp.	209,400	2,365,264
Juroku Bank, Ltd.	400,000	1,564,907
Kagoshima Bank, Ltd. (The)	358,143	2,548,009
#Kajima Corp.	1,404,000	2,939,335
Kamigumi Co., Ltd.	488,000	3,668,118
Kandenko Co., Ltd.	129,000	821,645
Kaneka Corp.	580,542	3,744,218
Kansai Paint Co., Ltd.	64,000	518,233
#*Kawasaki Kisen Kaisha, Ltd.	850,087	3,002,410
Keiyo Bank, Ltd. (The)	317,000	1,487,244
Kinden Corp.	285,000	2,579,988
*Kobe Steel, Ltd.	3,785,000	6,783,837
Kuraray Co., Ltd.	30,500	355,354
Kyocera Corp.	327,900	29,677,054
Kyocera Corp. Sponsored ADR	13,600	1,260,992
Kyowa Hakko Kirin Co., Ltd.	234,000	2,438,567
#Marui Group Co., Ltd.	542,642	3,312,193
#Maruichi Steel Tube, Ltd.	46,900	848,380
*Mazda Motor Corp.	2,314,000	6,277,293
Medipal Holdings Corp.	199,900	2,500,609
*Meiji Holdings Co., Ltd.	115,195	4,347,083
#Mitsubishi Chemical Holdings Corp.	2,534,000	10,556,057
Mitsubishi Gas Chemical Co., Inc.	589,000	3,116,580
#Mitsubishi Heavy Industries, Ltd.	7,683,000	26,788,396
Mitsubishi Logistics Corp.	200,000	2,191,772

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Mitsubishi Materials Corp.	2,075,000	$5,383,947
Mitsubishi Rayon Co., Ltd.	302,000	1,249,311
Mitsubishi Tanabe Pharma Corp.	399,000	5,652,375
Mitsui Chemicals, Inc.	1,351,800	3,614,219
*Mitsui Mining & Smelting Co., Ltd.	359,000	945,770
*Mitsui O.S.K. Lines, Ltd.	447,000	2,786,384
Mitsui Sumitomo Insurance Group Holdings, Inc.	193,100	4,833,372
*Mitsumi Electric Co., Ltd.	137,400	2,388,921
Mizuho Securities Co., Ltd.	495,000	1,458,380
Nagase & Co., Ltd.	235,889	2,739,992
Namco Bandai Holdings, Inc.	315,800	3,143,800
#Nanto Bank, Ltd. (The)	263,000	1,427,034
*NEC Corp.	4,933,101	12,719,866
#NGK Spark Plug Co., Ltd.	134,000	1,555,303
Nippon Express Co., Ltd.	1,710,238	7,167,866
Nippon Kayaku Co., Ltd.	6,000	50,128
Nippon Meat Packers, Inc.	366,536	4,619,982
Nippon Mining Holdings, Inc.	1,899,050	8,177,699
Nippon Oil Corp.	3,159,050	14,761,510
Nippon Paper Group, Inc.	191,700	5,004,928
#Nippon Sheet Glass Co., Ltd.	1,147,739	2,964,536
Nippon Shokubai Co., Ltd.	231,000	2,056,073
Nippon Television Network Corp.	10,790	1,469,793
*Nippon Yusen K.K.	2,449,000	8,455,178
Nishi-Nippon Bank, Ltd.	1,193,569	3,084,495
*Nissan Motor Co., Ltd.	4,991,500	40,575,008
#Nissay Dowa General Insurance Co., Ltd.	383,000	1,827,758
Nisshin Steel Co., Ltd.	1,226,000	2,080,085
Nisshinbo Holdings, Inc.	305,000	2,649,138
NOK Corp.	112,600	1,673,823
#NSK, Ltd.	312,000	2,262,135
NTN Corp.	636,000	2,749,395
#Obayashi Corp.	1,402,682	4,952,855
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,141,221
#Oji Paper Co., Ltd.	1,769,000	7,425,687
#Onward Holdings Co., Ltd.	278,000	1,799,773
Panasonic Electric Works Co., Ltd.	575,000	6,297,887
Q.P. Corp.	41,700	464,573
Rengo Co., Ltd.	269,000	1,591,644
Ricoh Co., Ltd.	1,528,000	21,872,799
Rohm Co., Ltd.	188,200	12,681,077
San-in Godo Bank, Ltd. (The)	309,900	2,460,155
#Sapporo Hokuyo Holdings, Inc.	428,000	1,730,438
#SBI Holdings, Inc.	26,635	5,063,732
Seiko Epson Corp.	249,600	4,161,337
Seino Holdings Co., Ltd.	295,000	1,970,157
Sekisui Chemical Co., Ltd.	867,000	5,857,187
Sekisui House, Ltd.	1,147,000	10,831,733
Seven & I Holdings Co., Ltd.	216,100	4,723,224
#Sharp Corp.	706,000	8,429,629
Shiga Bank, Ltd.	326,185	1,931,199
Shimachu Co., Ltd.	70,700	1,438,975
#Shimizu Corp.	1,309,000	4,969,224
#*Shinsei Bank, Ltd.	1,542,000	1,917,720
Shizuoka Bank, Ltd.	312,000	2,691,008
Showa Denko K.K.	1,456,000	2,979,153
Showa Shell Sekiyu K.K.	238,900	1,883,210
SKY Perfect JSAT Holdings, Inc.	2,815	1,203,254
Sohgo Security Services Co., Ltd.	101,300	1,168,380
Sojitz Corp.	2,155,700	3,964,019
Sompo Japan Insurance, Inc.	460,000	2,998,168

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sony Corp.	652,500	$21,761,952
Sony Corp. Sponsored ADR	1,725,386	57,334,577
Sumitomo Bakelite Co., Ltd.	347,000	1,879,125
Sumitomo Chemical Co., Ltd.	1,982,000	8,905,385
Sumitomo Corp.	2,891,700	32,552,450
Sumitomo Electric Industries, Ltd.	1,902,200	24,846,030
#Sumitomo Forestry Co., Ltd.	158,000	1,160,067
*Sumitomo Heavy Industries, Ltd.	384,000	1,957,948
Sumitomo Rubber Industries, Ltd.	230,300	1,801,655
Sumitomo Trust & Banking Co., Ltd.	2,806,000	15,545,613
Suzuken Co., Ltd.	114,000	3,803,717
*Taiheiyo Cement Corp.	1,638,800	1,844,459
#Taisei Corp.	1,831,703	3,542,396
Taisho Pharmaceutical Co., Ltd.	199,000	3,467,399
#Takashimaya Co., Ltd.	465,634	3,385,720
*Takata Corp.	36,900	811,868
TDK Corp.	208,700	13,481,088
Teijin, Ltd.	1,876,862	5,691,578
#Toda Corp.	385,000	1,309,307
*Tokuyama Corp.	395,000	2,095,941
*Tokyo Broadcasting System, Inc.	64,600	961,996
#Tokyo Steel Manufacturing Co., Ltd.	191,400	1,897,114
Tokyo Tatemono Co., Ltd.	315,000	1,246,474
Toppan Printing Co., Ltd.	1,223,000	10,646,016
#*Tosoh Corp.	884,000	2,273,270
*TOTO, Ltd.	17,000	102,898
#Toyo Seikan Kaisha, Ltd.	342,249	4,824,384
Toyobo Co., Ltd.	743,000	1,123,848
#Toyota Auto Body Co., Ltd.	105,100	1,847,554
Toyota Tsusho Corp.	446,700	6,777,541
TV Asahi Corp.	755	1,224,205
#UNY Co., Ltd.	323,750	2,480,100
Wacoal Corp.	97,000	1,138,821
Yamaguchi Financial Group, Inc.	362,148	3,588,426
Yamaha Corp.	285,400	3,388,923
#*Yamaha Motor Co., Ltd.	409,600	5,576,022
#Yamazaki Baking Co., Ltd.	34,000	412,610
#Yokogawa Electric Corp.	69,000	556,686
Yokohama Rubber Co., Ltd.	410,000	1,551,007

TOTAL JAPAN		964,298,547

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (4.1%)
*Aegon NV	3,202,429	19,136,292
*Akzo Nobel NV	50,426	3,001,699
#ArcelorMittal NV	2,446,831	94,723,860
*ING Groep NV	3,093,625	28,970,686
#*ING Groep NV Sponsored ADR	999,504	9,395,338
Koninklijke Ahold NV	1,318,845	16,572,393
Koninklijke DSM NV	443,200	20,656,613
Philips Electronics NV	2,895,914	87,451,304
Philips Electronics NV ADR	133,700	4,043,088

TOTAL NETHERLANDS		283,951,273

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	943,810	3,830,199
Fletcher Building, Ltd.	685,164	3,806,736

TOTAL NEW ZEALAND		7,636,935

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
NORWAY — (1.2%)
*DnB NOR ASA Series A	3,064,469	$34,605,528
#*Marine Harvest ASA	5,002,000	4,468,385
#*Norsk Hydro ASA	2,002,345	14,521,805
#*Norsk Hydro ASA Sponsored ADR	59,900	434,874
Orkla ASA	2,700,350	24,351,528
#*Storebrand ASA	713,900	4,990,972

TOTAL NORWAY		83,373,092

PORTUGAL — (0.2%)
#Banco BPI SA	275,646	767,504
#Banco Comercial Portugues SA	3,941,284	4,258,436
#Banco Espirito Santo SA	747,704	4,351,391
Cimpor Cimentos de Portugal SA	129,009	1,087,197

TOTAL PORTUGAL		10,464,528

SINGAPORE — (1.7%)
Capitaland, Ltd.	4,973,000	13,519,613
City Developments, Ltd.	804,000	6,093,110
DBS Group Holdings, Ltd.	4,164,750	41,960,872
Fraser & Neave, Ltd.	2,351,450	6,915,250
*Golden Agri-Resources, Ltd.	2,508,000	921,898
Jardine Cycle & Carriage, Ltd.	324	5,792
#Neptune Orient Lines, Ltd.	1,457,000	1,778,153
Overseas-Chinese Banking Corp., Ltd.	3,040,777	17,601,202
Singapore Airlines, Ltd.	1,568,600	15,345,810
Singapore Airport Terminal Services, Ltd.	890,078	1,562,612
Singapore Land, Ltd.	532,000	2,417,301
United Industrial Corp., Ltd.	1,391,000	1,917,629
United Overseas Bank, Ltd.	498,000	6,383,502
UOL Group, Ltd.	1,376,600	3,648,037
Venture Corp., Ltd.	48,000	287,784
Wheelock Properties, Ltd.	476,000	654,159

TOTAL SINGAPORE		121,012,724

SPAIN — (4.5%)
Acciona SA	93,126	11,224,917
#Acerinox SA	95,971	1,805,885
#Banco de Sabadell SA	2,431,718	12,961,549
#Banco Espanol de Credito SA	218,246	2,526,729
#Banco Popular Espanol SA	2,035,899	15,428,114
#Banco Santander SA	5,654,108	80,746,093
#Banco Santander SA Sponsored ADR	5,610,026	78,989,166
#Cia Espanola de Petroleous SA	8,488	258,315
Criteria Caixacorp SA	1,702,347	7,709,927
Fomento de Construcciones y Contratas SA	50,784	1,953,718
#Gas Natural SDG SA	815,621	16,199,893
*Iberdrola Renovables SA	2,999,823	13,289,251
Mapfre SA	359,181	1,416,280
Repsol YPF SA	1,204,043	28,444,630
Repsol YPF SA Sponsored ADR	1,432,181	33,785,150
#*Sacyr Vallehermoso SA	335,900	3,496,017

TOTAL SPAIN		310,235,634

SWEDEN — (2.8%)
#*Boliden AB	91,703	1,225,544
Holmen AB Series A	6,300	158,897
#Nordea Bank AB	6,583,962	60,383,877
#*Skandinaviska Enskilda Banken AB Series A	2,552,148	15,114,800
*Skandinaviska Enskilda Banken AB Series C	9,800	61,927
#SSAB AB Series A	507,586	8,204,182

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
SSAB AB Series B	233,785	$3,460,541
Svenska Cellulosa AB	57,000	771,193
Svenska Cellulosa AB Series B	1,586,671	21,376,493
Svenska Handelsbanken AB Series A	740,000	19,281,815
#*Swedbank AB Series A	575,946	4,955,692
Tele2 AB Series B	857,471	12,079,987
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	706,832	6,842,134
TeliaSonera AB	3,615,084	24,317,288
#Volvo AB Series A	727,076	6,099,205
#Volvo AB Series B	981,197	8,264,674

TOTAL SWEDEN		192,598,249

SWITZERLAND — (6.1%)
#Adecco SA	351,751	18,952,636
Baloise Holding AG	200,163	16,595,536
Banque Cantonale Vaudoise SA	7,063	2,854,062
Compagnie Financiere Richemont SA Series A	1,205,682	40,837,526
Credit Suisse Group AG	1,685,046	72,890,273
#Credit Suisse Group AG Sponsored ADR	840,377	36,287,479
#Givaudan SA	15,362	12,522,558
#*Holcim, Ltd.	650,248	44,526,238
*Julius Baer Group, Ltd.	38,097	1,266,428
#PSP Swiss Property AG	95,780	5,496,337
St. Galler Kantonalbank AG	5,534	2,554,964
Swatch Group AG	34,658	9,059,961
Swiss Life Holding AG	123,557	15,542,025
#Swiss Reinsurance Co., Ltd. AG	738,155	31,910,340
*UBS AG	3,481,616	45,407,211
Zurich Financial Services AG	322,012	68,463,671

TOTAL SWITZERLAND		425,167,245

UNITED KINGDOM — (16.7%)
*Anglo American P.L.C.	1,329,421	48,777,578
Associated British Foods P.L.C.	1,586,641	22,289,929
Aviva P.L.C.	7,396,866	45,299,949
#Barclays P.L.C. Sponsored ADR	2,451,654	41,947,800
#*British Airways P.L.C.	2,372,765	7,735,483
*Carnival P.L.C.	658,867	23,687,327
#*Carnival P.L.C. ADR	218,000	7,797,860
*easyJet P.L.C.	687,918	4,272,335
#HSBC Holdings P.L.C. Sponsored ADR	3,278,400	175,427,184
International Power P.L.C.	6,384,014	32,593,023
Investec P.L.C.	1,003,281	6,777,434
*Kazakhmys P.L.C.	729,615	14,005,326
Kingfisher P.L.C.	9,737,995	32,801,905
Legal & General Group P.L.C.	15,758,133	18,929,024
#Lloyds Banking Group P.L.C. Sponsored ADR	2,138,558	6,971,699
Mondi P.L.C.	877,217	4,960,749
*Old Mutual P.L.C.	9,616,350	15,854,068
Pearson P.L.C.	820,157	11,614,092
#Pearson P.L.C. Sponsored ADR	1,845,066	26,181,487
*Resolution, Ltd.	2,700,812	3,443,752
Rexam P.L.C.	3,544,129	16,874,557
*Rolls-Royce Group P.L.C.	1,317,228	10,036,585
*Royal Bank of Scotland Group P.L.C.	15,142,602	7,693,726
Royal Dutch Shell P.L.C. ADR	2,355,383	125,730,345
RSA Insurance Group P.L.C.	13,251,463	27,096,040
SABmiller P.L.C.	1,174,082	31,928,324
Sainsbury (J.) P.L.C.	4,767,563	24,520,157
Thomas Cook Group P.L.C.	1,861,207	6,720,241
Tomkins P.L.C. Sponsored ADR	330,800	3,946,444

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Vodafone Group P.L.C.	34,976,333	$74,723,332
Vodafone Group P.L.C. Sponsored ADR	7,395,974	158,717,602
Whitbread P.L.C.	458,169	10,245,496
William Morrison Supermarkets P.L.C.	6,906,878	31,776,686
*Wolseley P.L.C.	566,229	12,457,473
WPP P.L.C.	1,259,793	11,624,669
#WPP P.L.C. Sponsored ADR	24,445	1,126,914
*Xstrata P.L.C.	3,245,577	52,663,599

TOTAL UNITED KINGDOM		1,159,250,194

TOTAL COMMON STOCKS		6,116,721,011

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $21,690,000 FNMA 6.50%, 06/25/39, valued at $23,099,850) to be repurchased at $22,754,360	$22,754	22,754,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.5%)
§@DFA Short Term Investment Fund LP	786,846,936	786,846,936
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $13,470,323) to be repurchased at $13,206,331	$13,206	13,206,199

TOTAL SECURITIES LENDING COLLATERAL		800,053,135

TOTAL INVESTMENTS — (100.0%) (Cost $5,739,098,782)##		$6,939,528,146

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,044,053	$335,326,745	—	$338,370,798
Austria	—	34,885,319	—	34,885,319
Belgium	4,109,272	39,844,281	—	43,953,553
Canada	574,564,868	—	—	574,564,868
Denmark	—	83,946,412	—	83,946,412
Finland	1,307,088	44,222,387	—	45,529,475
France	2,901,131	555,537,401	—	558,438,532
Germany	93,520,585	408,939,569	—	502,460,154
Greece	2,761,766	11,093,302	—	13,855,068
Hong Kong	—	166,569,209	—	166,569,209
Ireland	2,667,769	—	—	2,667,769
Italy	27,892,560	165,598,873	—	193,491,433
Japan	63,556,339	900,742,208	—	964,298,547
Malaysia	—	—	—	—
Netherlands	13,438,426	270,512,847	—	283,951,273
New Zealand	—	7,636,935	—	7,636,935
Norway	434,874	82,938,218	—	83,373,092
Portugal	—	10,464,528	—	10,464,528
Singapore	—	121,012,724	—	121,012,724
Spain	193,520,409	116,715,225	—	310,235,634
Sweden	6,842,134	185,756,115	—	192,598,249
Switzerland	37,553,907	387,613,338	—	425,167,245
United Kingdom	547,847,335	611,402,859	—	1,159,250,194
Temporary Cash Investments	—	22,754,000	—	22,754,000
Securities Lending Collateral	—	800,053,135	—	800,053,135

TOTAL	$1,575,962,516	$5,363,565,630	—	$6,939,528,146

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.1%)
Consumer Discretionary — (18.8%)
#*ABILIT Corp.	375,600	$472,611
*Accordia Golf Co., Ltd.	1,227	1,241,346
Aeon Fantasy Co., Ltd.	60,432	677,539
Aichi Machine Industry Co., Ltd.	285,000	1,175,596
*Aigan Co., Ltd.	61,600	340,207
Aisan Industry Co., Ltd.	133,600	1,196,092
#*Akebono Brake Industry Co., Ltd.	283,800	1,551,800
Alpen Co., Ltd.	18,600	272,036
Alpha Corp.	31,700	264,264
*Alpine Electronics, Inc.	217,800	2,515,804
Amiyaki Tei Co., Ltd.	239	557,660
Amuse, Inc.	29,999	311,930
*Anrakutei Co., Ltd.	50,000	246,491
AOI Advertising Promotion, Inc.	39,000	212,105
AOKI Holdings, Inc.	134,900	1,375,693
Aoyama Trading Co., Ltd.	117,900	1,635,292
#Arnest One Corp.	61,700	648,110
#*Asahi Co., Ltd.	4,400	68,963
#*Asahi Tec Corp.	2,201,000	506,532
#Asatsu-DK, Inc.	53,600	1,093,766
*ASKUL Corp.	27,600	504,291
Asti Corp.	46,000	99,059
#*Atom Corp.	139,300	355,051
Atsugi Co., Ltd.	701,000	875,306
Autobacs Seven Co., Ltd.	43,300	1,306,639
#Avex Group Holdings, Inc.	151,400	1,257,109
Bals Corp.	7	5,495
#Best Denki Co., Ltd.	271,000	722,309
Bic Camera, Inc.	716	249,609
#Bookoff Corp.	7,900	77,605
*Calsonic Kansei Corp.	506,000	1,373,228
Can Do Co., Ltd.	9	9,161
*Carchs Holdings Co., Ltd.	710,600	237,500
Catena Corp.	92,000	202,415
#Chiyoda Co., Ltd.	133,100	1,735,223
Chofu Seisakusho Co., Ltd.	98,100	2,287,180
Chori Co., Ltd.	658,000	720,998
Chuo Spring Co., Ltd.	205,000	616,017
#*Clarion Co., Ltd.	689,000	927,537
Cleanup Corp.	111,000	865,572
#Colowide Co., Ltd.	200,450	1,333,662
*Columbia Music Entertainment, Inc.	157,000	59,821
Corona Corp.	82,100	1,110,657
#Cross Plus, Inc.	22,000	215,814
#Culture Convenience Club Co., Ltd.	143,200	686,529
#Daido Metal Co., Ltd.	144,000	347,612
Daidoh, Ltd.	125,600	916,701
#*Daiei, Inc. (The)	223,900	771,003
Daikoku Denki Co., Ltd.	43,700	817,145
Daimaruenawin Co., Ltd.	400	2,544
Dainichi Co., Ltd.	57,700	388,866
Daisyo Corp.	62,200	848,400
*Daito Woolen Spinning & Weaving Co., Ltd.	13,000	9,579
#Daiwabo Holdings Co., Ltd.	466,000	959,472
DCM Japan Holdings Co., Ltd.	241,300	1,447,524
Descente, Ltd.	254,000	1,323,350
#Doshisha Co., Ltd.	59,400	1,273,227
Doutor Nichires Holdings Co., Ltd.	162,586	2,052,599

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Dynic Corp.	127,000	$197,484
Eagle Industry Co., Ltd.	136,000	697,707
#*Econach Co., Ltd.	177,000	75,426
#Edion Corp.	266,500	2,771,564
Exedy Corp.	120,500	2,657,196
F&A Aqua Holdings, Inc.	60,638	662,985
FCC Co., Ltd.	44,700	883,059
Fine Sinter Co., Ltd.	49,000	109,251
Foster Electric Co., Ltd.	81,900	2,512,660
France Bed Holdings Co., Ltd.	739,000	1,042,402
#Fuji Co., Ltd.	99,400	1,913,523
Fuji Corp., Ltd.	113,900	421,766
#*Fuji Kiko Co., Ltd.	151,000	164,538
#Fuji Kyuko Co., Ltd.	344,000	1,744,504
Fuji Oozx, Inc.	6,000	18,547
#Fujibo Holdings, Inc.	46,000	79,414
Fujikura Rubber, Ltd.	74,000	254,025
Fujita Kanko, Inc.	402,100	1,561,568
#Fujitsu General, Ltd.	317,000	1,159,666
Furukawa Battery Co., Ltd.	71,000	539,910
*Futaba Industrial Co., Ltd.	73,800	667,635
G-7 Holdings, Inc.	29,200	161,152
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	324,000	808,580
Genki Sushi Co., Ltd.	19,200	252,630
GEO Co., Ltd.	1,255	1,309,900
#GLOBERIDE, Inc.	433,000	481,647
#*Goldwin, Inc.	175,000	380,847
Gourmet Kineya Co., Ltd.	67,000	396,921
#*GSI Creos Corp.	194,000	210,140
#Gulliver International Co., Ltd.	8,380	484,904
Gunze, Ltd.	624,000	2,251,563
#H2O Retailing Corp.	130,000	781,378
Hakuyosha Co., Ltd.	88,000	247,497
Happinet Corp.	36,100	439,376
Haruyama Trading Co., Ltd.	49,900	198,874
*Haseko Corp.	1,933,000	1,627,387
Heiwa Corp.	68,900	741,679
#*Hiday Hidaka Corp.	6,900	77,375
Hikari Tsushin, Inc.	49,100	844,612
#Himaraya Co., Ltd.	38,300	141,694
HIS Co., Ltd.	108,500	2,096,263
#Hitachi Koki Co., Ltd.	81,800	871,766
Horipro, Inc.	47,000	360,086
*I Metal Technology Co., Ltd.	150,000	182,040
#*Ichibanya Co., Ltd.	3,400	80,576
Ichikawa Co., Ltd.	63,000	122,016
*Ichikoh Industries, Ltd.	289,000	487,919
*Ikyu Corp.	192	84,256
#Imasen Electric Industrial Co., Ltd.	54,400	710,027
Imperial Hotel, Ltd.	10,250	180,676
#*Impress Holdings, Inc.	112,400	253,946
*Intage, Inc.	1,300	21,942
Ishizuka Glass Co., Ltd.	109,000	232,930
*Izuhakone Railway Co., Ltd.	300	17,947
*Izutsuya Co., Ltd.	350,000	137,873
#*Janome Sewing Machine Co., Ltd.	37,000	21,622
Japan Vilene Co., Ltd.	153,000	698,712
Japan Wool Textile Co., Ltd. (The)	308,000	2,259,717
Jeans Mate Corp.	38,208	178,142
*Jidosha Buhin Kogyo Co., Ltd.	82,000	123,189

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Joban Kosan Co., Ltd.	221,000	$352,416
#Joshin Denki Co., Ltd.	196,000	1,635,980
Juntendo Co., Ltd.	35,000	44,846
#*JVC Kenwood Holdings, Inc.	2,477,300	1,120,205
#Kabuki-Za Co., Ltd.	39,000	1,577,507
#Kadokawa Holdings, Inc.	91,900	2,207,928
Kanto Auto Works, Ltd.	173,100	1,402,862
#*Kappa Create Co., Ltd.	3,750	75,637
Kasai Kogyo Co., Ltd.	119,000	336,624
#Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	316,574
#*Kawashima Selkon Textiles Co., Ltd.	335,000	251,416
#*Kayaba Industry Co., Ltd.	726,000	2,363,929
Keihin Corp.	57,800	894,536
#Keiyo Co., Ltd.	195,000	864,315
Kentucky Fried Chicken Japan, Ltd.	78,000	1,448,920
#*Kinki Nippon Tourist Co., Ltd.	46,000	37,056
#Kinugawa Rubber Industrial Co., Ltd.	198,000	597,020
Kisoji Co., Ltd.	87,000	1,853,425
Koekisha Co., Ltd.	13,600	224,829
Kohnan Shoji Co., Ltd.	91,600	1,028,227
#Kojima Co., Ltd.	126,600	775,439
Komatsu Seiren Co., Ltd.	145,000	570,999
Komeri Co., Ltd.	59,600	1,522,531
Konaka Co., Ltd.	104,960	370,917
Kourakuen Corp.	1,100	14,723
#K’s Holdings Corp.	130,772	4,153,668
Ku Holdings Co., Ltd.	68,200	225,230
Kura Corp.	283	843,920
Kurabo Industries, Ltd.	856,000	1,329,697
*Kuraudia Co., Ltd.	4,800	62,694
Kuroganeya Co., Ltd.	14,000	48,280
Kyoritsu Maintenance Co., Ltd.	49,660	752,045
#Kyoto Kimono Yuzen Co., Ltd.	55,700	539,990
Kyowa Leather Cloth Co., Ltd.	73,500	260,649
#*Laox Co., Ltd.	706,000	671,481
*Look, Inc.	431,000	374,440
*Magara Construction Co., Ltd.	135,000	—
*Mamiya-Op Co., Ltd.	285,000	287,169
Marche Corp.	23,000	180,809
Mars Engineering Corp.	43,200	1,041,696
Maruei Department Store Co., Ltd.	142,000	180,754
#*Maruzen Co., Ltd. (6569583)	85,000	59,253
Maruzen Co., Ltd. (6573498)	46,000	254,595
#*Matsuya Co., Ltd.	162,500	1,377,561
Matsuya Foods Co., Ltd.	57,600	856,805
*Meiwa Industry Co., Ltd.	38,000	60,887
Mikuni Corp.	112,000	134,067
#*Misawa Homes Co., Ltd.	77,000	281,325
#Misawa Resort Co., Ltd.	190,000	330,356
*Mitsuba Corp.	152,690	658,314
Mitsui Home Co., Ltd.	167,000	827,589
Mizuno Corp.	450,000	2,145,517
Mos Food Services, Inc.	110,000	1,823,163
MR Max Corp.	123,800	559,422
Musashi Seimitsu Industry Co., Ltd.	33,400	736,255
#*Naigai Co., Ltd.	2,705,000	1,274,207
#Nexyz Corp.	1,926	57,674
*Nice Holdings, Inc.	335,000	725,621
*Nichimo Corp.	667,000	—
Nidec Copal Corp.	103,200	1,514,276
#Nidec Tosok Corp.	61,000	848,728

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Nihon Tokushu Toryo Co., Ltd.	56,000	$225,364
Nippon Felt Co., Ltd.	67,200	287,480
*Nippon Piston Ring Co., Ltd.	293,000	294,465
Nippon Seiki Co., Ltd.	148,400	1,633,765
#Nishimatsuya Chain Co., Ltd.	222,800	1,921,176
Nissan Shatai Co., Ltd.	384,023	3,259,158
Nissen Holdings Co., Ltd.	207,400	641,742
Nissin Kogyo Co., Ltd.	64,300	995,362
Nittan Valve Co., Ltd.	82,800	258,644
*Nitto Kako Co., Ltd.	98,000	72,969
Noritsu Koki Co., Ltd.	96,200	645,793
#*Omikenshi Co., Ltd.	127,000	76,913
#Onward Holdings Co., Ltd.	224,000	1,450,177
Pacific Golf Group International Holdings K.K.	681	482,308
Pacific Industrial Co., Ltd.	183,000	954,429
*Pal Co., Ltd.	2,000	40,331
PanaHome Corp.	403,200	2,545,898
Parco Co., Ltd.	270,800	2,105,316
#Paris Miki Holdings, Inc.	162,400	1,415,964
#*PIA Corp.	28,800	388,910
Piolax, Inc.	44,500	759,853
#*Pioneer Electronic Corp.	48,700	189,348
Plenus Co., Ltd.	15,400	223,486
Point, Inc.	3,850	220,292
Press Kogyo Co., Ltd.	375,000	681,961
Resorttrust, Inc.	161,408	2,004,348
*Rhythm Watch Co., Ltd.	443,000	691,683
*Right On Co., Ltd.	70,525	538,587
Riken Corp.	359,000	1,241,611
#Ringer Hut Co., Ltd.	74,800	1,014,829
Riso Kyoiku Co., Ltd.	785	44,190
Roland Corp.	88,300	757,266
Round One Corp.	15,000	98,156
#Royal Co., Ltd.	138,200	1,386,040
Ryohin Keikaku Co., Ltd.	33,800	1,435,776
*Sagami Chain Co., Ltd.	77,000	588,599
#*Sagami Co., Ltd.	229,000	342,172
Sagami Rubber Industries Co., Ltd.	15,000	39,705
Saint Marc Holdings Co., Ltd.	37,300	1,128,699
#Saizeriya Co., Ltd.	158,300	2,971,061
*Sakai Ovex Co., Ltd.	205,000	177,108
*Sanden Corp.	487,000	1,352,150
Sanoh Industrial Co., Ltd.	114,900	734,675
#Sanrio Co., Ltd.	220,800	1,711,887
Sanyo Housing Nagoya Co., Ltd.	354	313,526
#Sanyo Shokai, Ltd.	462,000	1,473,296
Scroll Corp.	77,300	267,280
#Seiko Holdings Corp.	391,407	668,958
Seiren Co., Ltd.	215,100	1,309,846
Senshukai Co., Ltd.	159,600	867,998
*Seven Seas Holdings Co., Ltd.	827,000	321,112
#Shikibo, Ltd.	497,000	723,474
Shimachu Co., Ltd.	93,500	1,903,029
Shinyei Kaisha	96,000	137,220
*Shiroki Co., Ltd.	302,000	741,573
#Shobunsha Publications, Inc.	347,700	2,166,180
#Shochiku Co., Ltd.	416,400	3,836,270
Showa Corp.	247,300	1,374,524
#*Silver Seiko, Ltd.	742,000	49,064
SKY Perfect JSAT Holdings, Inc.	1,241	530,458
SNT Corp.	93,800	237,863

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Soft99 Corp.	71,500	$382,880
Sotoh Co., Ltd.	49,700	469,400
SPK Corp.	16,800	235,389
Studio Alice Co., Ltd.	6,100	50,753
*Suminoe Textile Co., Ltd.	260,000	448,021
Sumitomo Forestry Co., Ltd.	197,266	1,448,366
#*Suzutan Co., Ltd.	26,200	61,705
*SxL Corp.	493,000	244,951
Tac Co., Ltd.	1,300	5,117
Tachikawa Corp.	50,800	251,656
Tachi-S Co., Ltd.	119,440	1,024,159
Taiho Kogyo Co., Ltd.	95,200	605,457
Takamatsu Construction Group Co., Ltd.	91,100	1,148,269
Taka-Q Co., Ltd.	73,000	124,185
#*Take & Give Needs Co., Ltd.	1,380	149,449
Tamron Co., Ltd.	7,900	91,682
#*Tasaki Shinju Co., Ltd.	664,000	698,465
Taya Co., Ltd.	5,000	37,149
*TBK Co., Ltd.	72,000	143,016
*TDF Corp.	22,000	25,079
Teikoku Piston Ring Co., Ltd.	108,100	411,160
Teikoku Sen-I Co., Ltd.	78,000	378,745
Telepark Corp.	315	498,246
#*Ten Allied Co., Ltd.	50,000	174,068
Tigers Polymer Corp.	59,000	200,620
*Toabo Corp.	164,000	114,957
Toei Co., Ltd.	329,000	1,767,844
#*Tohoku Misawa Homes Co., Ltd.	37,500	86,381
*Tokai Kanko Co., Ltd.	505,999	139,996
Tokai Rubber Industries, Ltd.	106,300	1,228,079
#*Tokai Senko K.K.	260,000	236,566
Token Corp.	7,710	166,753
#Tokyo Dome Corp.	638,200	1,842,093
*Tokyo Individualized Educational Institute, Inc.	3,200	5,717
Tokyo Kaikan Co., Ltd.	12,000	46,054
Tokyo Soir Co., Ltd.	49,000	107,066
Tokyo Style Co., Ltd.	297,700	2,099,221
Tokyotokeiba Co., Ltd.	876,000	1,263,273
Tokyu Recreation Co., Ltd.	77,000	441,091
#Tomy Co., Ltd.	313,193	2,521,221
#*Tonichi Carlife Group, Inc.	301,000	331,258
Topre Corp.	180,100	1,611,824
*Toridoll.corp	23	42,697
*Totenko Co., Ltd.	57,000	96,382
#*Touei Housing Corp.	87,840	689,882
Tow Co., Ltd.	4,800	26,191
Toyo Radiator Co., Ltd.	253,000	569,480
*Toyo Tire & Rubber Co., Ltd.	711,000	1,209,524
Toyobo Co., Ltd.	1,507,000	2,279,461
TS Tech Co., Ltd.	58,700	1,108,448
#*Tsukamoto Co., Ltd.	67,000	51,970
Tsutsumi Jewelry Co., Ltd.	51,900	983,903
TV Tokyo Corp.	3,200	66,514
#Unipres Corp.	32,700	516,655
United Arrows, Ltd.	2,300	21,807
*Unitika, Ltd.	1,629,000	1,261,148
#U-Shin, Ltd.	94,500	544,820
Watabe Wedding Corp.	29,500	328,085
#Watami Food Service Co., Ltd.	117,000	2,140,952
Xebio Co., Ltd.	52,800	990,693
Yamato International, Inc.	43,000	158,663

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Yellow Hat, Ltd.	73,700	$570,673
Yokohama Reito Co., Ltd.	175,000	1,200,291
#Yomiuri Land Co., Ltd.	235,000	772,604
Yonex Co., Ltd.	40,000	298,394
#Yorozu Corp.	73,500	936,835
#Yoshinoya Holdings Co., Ltd.	2,168	2,404,234
#Zenrin Co., Ltd.	127,400	1,461,915
#Zensho Co., Ltd.	362,900	2,635,837

Total Consumer Discretionary		237,454,031

Consumer Staples — (9.1%)
#Aderans Holdings Co., Ltd.	142,450	1,535,143
*Aeon Hokkaido Corp.	410,600	1,210,292
Ahjikan Co., Ltd.	10,500	89,243
Arcs Co., Ltd.	2,000	27,166
#Ariake Japan Co., Ltd.	110,900	1,650,010
Cawachi, Ltd.	81,200	1,591,650
CFS Corp.	122,000	620,511
#Chubu Shiryo Co., Ltd.	89,000	820,345
Chuo Gyorui Co., Ltd.	93,000	187,514
Circle K Sunkus Co., Ltd.	2,800	36,210
Coca-Cola Central Japan Co., Ltd.	112,300	1,395,000
Cocakara Fine Holdings, Inc.	36,060	626,886
CVS Bay Area, Inc.	55,000	74,312
*Dr Ci:Labo Co., Ltd.	30	60,309
DyDo Drinco, Inc.	51,400	1,705,605
Echo Trading Co., Ltd.	11,000	112,254
Ensuiko Sugar Refining Co., Ltd.	103,000	187,169
Fancl Corp.	163,900	3,278,217
*First Baking Co., Ltd.	183,000	237,419
Fuji Oil Co., Ltd.	155,000	2,215,548
Fujicco Co., Ltd.	117,600	1,404,189
#*Fujiya Co., Ltd.	549,000	1,112,015
Hagoromo Foods Corp.	40,000	456,450
Harashin Narus Holdings Co., Ltd.	61,500	691,014
#*Hayashikane Sangyo Co., Ltd.	336,000	423,223
Heiwado Co., Ltd.	160,100	2,083,275
#Hohsui Corp.	120,000	140,417
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	434,236
Hokuto Corp.	105,700	2,221,998
Inageya Co., Ltd.	175,000	1,822,160
ITO EN, Ltd.	2,400	35,688
Itochu-Shokuhin Co., Ltd.	27,900	936,416
Itoham Foods, Inc.	693,800	2,521,547
Izumiya Co., Ltd.	292,000	1,256,690
J-Oil Mills, Inc.	487,000	1,526,657
#Kameda Seika Co., Ltd.	70,000	1,277,703
Kasumi Co., Ltd.	211,000	1,072,607
Kato Sangyo Co., Ltd.	112,200	1,947,952
Key Coffee, Inc.	76,600	1,336,589
Kirindo Co., Ltd.	32,800	147,574
Kose Corp.	10,100	204,029
Kyodo Shiryo Co., Ltd.	353,000	449,046
#Kyokuyo Co., Ltd.	370,000	761,935
Life Corp.	183,900	3,107,256
Lion Corp.	3,000	14,478
Mandom Corp.	82,200	2,278,864
Marudai Food Co., Ltd.	443,000	1,355,696
#Maruetsu, Inc. (The)	405,000	1,723,198
#Maruha Nichiro Holdings, Inc.	1,651,069	2,293,287
*Maruya Co., Ltd.	14,000	17,244

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Matsumotokiyoshi Holdings Co., Ltd.	14,600	$318,909
*Maxvalu Tohok Co., Ltd.	18,200	134,951
#Maxvalu Tokai Co., Ltd.	59,400	730,137
*Megmilk Snow Brand Co., Ltd.	180,000	2,598,349
#Meito Sangyo Co., Ltd.	58,700	812,402
Mercian Corp.	405,000	843,920
Mikuni Coca-Cola Bottling Co., Ltd.	172,000	1,354,401
Milbon Co., Ltd.	42,840	948,710
Ministop Co., Ltd.	79,500	937,075
Mitsui Sugar Co., Ltd.	465,850	1,509,084
#Miyoshi Oil & Fat Co., Ltd.	261,000	412,993
#Morinaga & Co., Ltd.	909,000	1,980,520
Morinaga Milk Industry Co., Ltd.	852,000	3,416,964
Morishita Jinton Co., Ltd.	47,800	138,007
#Morozoff, Ltd.	108,000	352,816
#Nagatanien Co., Ltd.	114,000	1,077,040
#Nakamuraya Co., Ltd.	203,000	1,052,216
#Nichimo Co., Ltd.	112,000	166,939
#Nichirei Corp.	17,000	63,643
#Nihon Chouzai Co., Ltd.	22,380	507,569
Niitaka Co., Ltd.	7,260	72,973
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,373,634
#Nippon Flour Mills Co., Ltd.	604,000	2,977,557
*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	300,936
Nippon Suisan Kaisha, Ltd.	514,500	1,493,487
#Nisshin Oillio Group, Ltd. (The)	548,000	2,929,037
Nissin Sugar Manufacturing Co., Ltd.	149,000	336,603
Nitto Flour Milling Co., Ltd.	64,000	245,398
#Oenon Holdings, Inc.	247,000	466,002
Oie Sangyo Co., Ltd.	20,900	180,456
Okuwa Co., Ltd.	120,000	1,189,434
Olympic Corp.	65,000	446,472
Oriental Yeast Co., Ltd.	101,000	540,276
Pietro Co., Ltd.	10,300	94,317
#Pigeon Corp.	67,800	2,668,535
Poplar Co., Ltd.	25,760	160,161
*Prima Meat Packers, Ltd.	705,000	734,138
*Riken Vitamin Co., Ltd.	79,300	2,111,342
Rock Field Co., Ltd.	47,800	642,971
Ryoshoku, Ltd.	104,100	2,671,861
S Foods, Inc.	78,000	692,589
Sakata Seed Corp.	171,000	2,193,516
*San-A Co., Ltd.	600	21,433
Shoei Foods Corp.	44,000	229,830
Showa Sangyo Co., Ltd.	531,000	1,734,577
Sogo Medical Co., Ltd.	23,000	511,847
Sonton Food Industry Co., Ltd.	43,000	310,036
Starzen Corp.	279,000	728,133
Sugi Holdings Co., Ltd.	3,400	79,991
Takara Holdings, Inc.	45,000	248,264
Three F Co., Ltd.	17,700	109,887
*Tobu Store Co., Ltd.	215,000	658,549
*Toho Co., Ltd.	158,000	593,986
Tohto Suisan Co., Ltd.	120,000	183,568
Torigoe Co., Ltd.	84,500	725,647
Toyo Sugar Refining Co., Ltd.	157,000	205,021
Tsukiji Uoichiba Co., Ltd.	57,000	82,970
Tsuruha Holdings, Inc.	45,200	1,687,083
*Unicafe, Inc.	14,260	90,933
Unicharm Petcare Corp.	73,900	2,462,493
Unimat Offisco Corp.	85,100	835,388

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
#UNY Co., Ltd.	78,800	$603,651
Valor Co., Ltd.	173,600	1,386,786
Warabeya Nichiyo Co., Ltd.	51,360	626,481
Yaizu Suisankagaku Industry Co., Ltd.	41,000	491,837
Yaoko Co., Ltd.	41,600	1,231,454
Yomeishu Seizo Co., Ltd.	100,000	933,315
Yonekyu Corp.	98,000	906,560
Yuasa Funashoku Co., Ltd.	112,000	260,866
#*Yukiguni Maitake Co., Ltd.	104,256	501,587
Yutaka Foods Corp.	6,000	90,425

Total Consumer Staples		115,125,174

Energy — (1.2%)
AOC Holdings, Inc.	139,600	857,928
#BP Castrol K.K.	69,800	254,975
*Fuji Kosan Co., Ltd.	264,000	195,375
Itochu Enex Co., Ltd.	321,400	1,357,684
Japan Oil Transportation Co., Ltd.	79,000	162,365
Kanto Natural Gas Development Co., Ltd.	158,000	830,908
#Kyoei Tanker Co., Ltd.	115,000	258,328
Mitsuuroko Co., Ltd.	176,200	1,234,311
#Modec, Inc.	82,300	1,585,226
#Nippon Gas Co., Ltd.	148,900	2,289,024
Nippon Seiro Co., Ltd.	64,000	99,681
#Sala Corp.	129,500	782,141
San-Ai Oil Co., Ltd.	259,000	988,478
Shinko Plantech Co., Ltd.	154,800	1,656,676
Sinanen Co., Ltd.	254,000	1,067,058
Toa Oil Co., Ltd.	360,000	374,911
Toyo Kanetsu K.K.	466,000	858,227

Total Energy		14,853,296

Financials — (9.5%)
Aichi Bank, Ltd. (The)	34,100	2,463,300
Airport Facilities Co., Ltd.	128,470	679,134
Akita Bank, Ltd. (The)	666,400	2,664,887
#Aomori Bank, Ltd. (The)	611,000	1,436,086
#*Arealink Co., Ltd.	3,000	145,935
#Awa Bank, Ltd. (The)	121,000	663,188
#Bank of Iwate, Ltd. (The)	57,400	3,216,551
Bank of Nagoya, Ltd. (The)	327,297	1,271,880
Bank of Okinawa, Ltd. (The)	74,500	2,782,966
Bank of Saga, Ltd. (The)	584,000	1,654,895
Bank of the Ryukyus, Ltd.	121,780	1,359,839
#*Cedyna Financial Corp.	502,350	965,062
Century Tokyo Leasing Corp.	308,990	3,663,659
*Chiba Kogyo Bank, Ltd. (The)	169,600	1,221,742
Chukyo Bank, Ltd. (The)	707,000	2,069,259
Daiko Clearing Services Corp.	49,700	206,003
#*Daikyo, Inc.	536,000	1,107,902
Daisan Bank, Ltd. (The)	621,000	1,648,848
Daishi Bank, Ltd. (The)	414,000	1,387,541
Daito Bank, Ltd. (The)	498,000	362,985
Ehime Bank, Ltd. (The)	593,000	1,672,058
Eighteenth Bank, Ltd. (The)	614,000	1,726,653
*FIDEA Holdings Co., Ltd.	21,500	36,205
*Fuji Fire & Marine Insurance Co., Ltd. (The)	526,000	579,119
#Fukui Bank, Ltd. (The)	841,000	2,716,383
*Fukushima Bank, Ltd.	836,000	471,217
Fuyo General Lease Co., Ltd.	91,300	2,062,842
Goldcrest Co., Ltd.	55,870	1,554,862

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Heiwa Real Estate Co., Ltd.	171,000	$522,932
Higashi-Nippon Bank, Ltd.	626,000	1,193,347
Higo Bank, Ltd. (The)	162,000	881,583
Hokkoku Bank, Ltd. (The)	634,000	2,270,493
Hokuetsu Bank, Ltd. (The)	875,000	1,409,226
Hyakugo Bank, Ltd. (The)	413,609	1,892,319
Hyakujishi Bank, Ltd. (The)	359,000	1,346,105
IBJ Leasing Co., Ltd.	91,400	1,639,229
Ichiyoshi Securities Co., Ltd.	160,600	1,011,841
Iida Home Max.	18,200	314,826
Juroku Bank, Ltd.	365,000	1,427,978
*Kabu.com Securities Co., Ltd.	1,055	1,019,938
Kagawa Bank, Ltd. (The)	269,350	934,724
*Kanto Tsukuba Bank, Ltd. (The)	188,800	548,441
Keiyo Bank, Ltd. (The)	55,000	258,039
*Kenedix, Inc.	1,183	362,619
Kirayaka Bank, Ltd.	98,000	85,753
#Kita-Nippon Bank, Ltd. (The)	29,706	857,185
Kiyo Holdings, Inc.	2,135,900	2,648,390
#Kobayashi Yoko Co., Ltd.	268,200	866,319
#Kosei Securities Co., Ltd.	295,000	311,855
*Leopalace21 Corp.	182,885	670,008
#Marusan Securities Co., Ltd.	256,000	1,439,100
Michinoku Bank, Ltd. (The)	524,000	1,018,837
*Minato Bank, Ltd. (The)	1,170,000	1,423,826
*Mito Securities Co., Ltd.	271,000	606,450
Miyazaki Bank, Ltd. (The)	494,000	1,526,625
#*Mizuho Investors Securities Co., Ltd.	1,056,000	1,059,403
#Monex Group, Inc.	2,941	1,258,514
Musashino Bank, Ltd.	78,100	2,105,395
Nagano Bank, Ltd. (The)	314,000	629,097
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,015,125	303,224
Nisshin Fudosan Co., Ltd.	103,700	435,373
Ogaki Kyoritsu Bank, Ltd. (The)	523,000	1,787,002
Oita Bank, Ltd. (The)	491,900	1,752,418
Okasan Securities Group, Inc.	594,000	2,823,603
Ricoh Leasing Co., Ltd.	83,300	1,891,337
#RISA Partners, Inc.	479	285,326
San-in Godo Bank, Ltd. (The)	80,000	635,083
#Sankei Building Co., Ltd.	182,100	1,121,672
Sapporo Hokuyo Holdings, Inc.	482,700	1,951,594
#Shikoku Bank, Ltd.	742,000	2,332,412
#Shimizu Bank, Ltd.	32,100	1,290,792
Sumitomo Real Estate Sales Co., Ltd.	33,200	1,435,388
*Sun Frontier Fudousan Co., Ltd.	208	28,627
Takagi Securities Co., Ltd.	208,000	364,888
TOC Co., Ltd.	422,050	1,666,854
Tochigi Bank, Ltd.	386,000	1,646,257
Toho Bank, Ltd.	759,200	2,425,097
Toho Real Estate Co., Ltd.	152,100	825,126
Tohoku Bank, Ltd.	390,000	604,745
Tokai Tokyo Financial Holdings, Inc.	898,000	3,381,315
#Tokushima Bank, Ltd.	267,200	944,096
Tokyo Rakutenchi Co., Ltd.	222,000	884,172
Tokyo Tatemono Co., Ltd.	722,000	2,856,999
#*Tokyo Theatres Co., Inc.	299,000	470,619
Tokyo Tomin Bank, Ltd.	110,100	1,482,424
Tokyu Livable, Inc.	102,300	816,560
Tomato Bank, Ltd.	397,000	821,358
#Tottori Bank, Ltd.	328,000	886,392

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
#*Towa Bank, Ltd.	876,000	$629,361
*Toyo Securities Co., Ltd.	307,000	564,662
Yachiyo Bank, Ltd.	1,400	31,161
Yamagata Bank, Ltd.	584,500	2,784,579
Yamanashi Chuo Bank, Ltd.	354,000	1,511,178
Yuraku Real Estate Co., Ltd.	281,000	996,697

Total Financials		119,999,789

Health Care — (3.4%)
Aloka Co., Ltd.	89,000	643,055
As One Corp.	69,568	1,245,297
ASKA Pharmaceutical Co., Ltd.	101,000	685,281
BML, Inc.	2,000	53,222
Create Medic Co., Ltd.	28,000	266,876
Eiken Chemical Co., Ltd.	78,900	723,852
Falco Biosystems, Ltd.	34,300	334,169
#Fuso Pharmaceutical Industries, Ltd.	322,000	1,083,471
Hitachi Medical Corp.	81,000	685,600
Hogy Medical Co., Ltd.	50,300	2,448,097
Iwaki & Co., Ltd.	55,000	140,269
*J Bridge Corp.	1,048,400	174,002
Japan Medical Dynamic Marketing, Inc.	44,900	122,376
#Jeol, Ltd.	268,000	981,012
*JMS Co., Ltd.	126,000	480,041
Kaken Pharmaceutical Co., Ltd.	348,000	2,943,014
Kawamoto Corp.	4,000	18,727
Kawanishi Holdings, Ltd.	7,400	56,155
Kawasumi Laboratories, Inc.	45,000	278,189
Kissei Pharmaceutical Co., Ltd.	3,000	60,618
Kyorin Co., Ltd.	177,000	2,565,475
#*M3, Inc.	35	115,900
Mochida Pharmaceutical Co., Ltd.	33,000	324,981
Nichii Gakkan Co.	242,400	2,243,536
Nihon Kohden Corp.	151,200	2,398,143
Nikkiso Co., Ltd.	237,000	1,343,565
#Nippon Chemiphar Co., Ltd.	131,000	373,862
Nippon Shinyaku Co., Ltd.	237,000	2,702,957
Nipro Corp.	180,100	3,787,608
Nissui Pharmaceutical Co., Ltd.	66,100	489,660
Paramount Bed Co., Ltd.	89,300	1,792,159
Rion Co., Ltd.	5,000	27,612
Rohto Pharmaceutical Co., Ltd.	17,000	207,036
*Sawai Pharmaceutical Co., Ltd.	4,500	296,773
Seikagaku Corp.	183,200	1,881,715
*Ship Health Care Holdings, Inc.	940	529,916
#SSP Co., Ltd.	253,000	1,452,496
Toho Holdings Co., Ltd.	10,000	132,314
Torii Pharmaceutical Co., Ltd.	68,600	1,291,127
#Towa Pharmaceutical Co., Ltd.	51,800	2,555,065
*Vital KSK Holdings, Inc.	142,400	882,713
#Wakamoto Pharmaceutical Co., Ltd.	100,000	342,006
#Zeria Pharmaceutical Co., Ltd.	130,000	1,263,352

Total Health Care		42,423,294

Industrials — (24.4%)
*A&A Material Corp.	235,000	163,101
#Advan Co., Ltd.	99,400	634,237
*Advanex, Inc.	107,000	81,674
Aeon Delight Co., Ltd.	94,600	1,251,945
Aica Kogyo Co., Ltd.	236,500	2,447,813
#Aichi Corp.	159,900	614,088

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Aida Engineering, Ltd.	265,700	$894,665
#Airtech Japan, Ltd.	25,000	120,994
Alps Logistics Co., Ltd.	52,500	487,678
#Altech Co., Ltd.	23,000	89,510
Altech Corp.	37,150	225,284
Amano Corp.	269,000	2,288,857
Ando Corp.	257,000	300,853
Anest Iwata Corp.	149,000	484,894
*AOMI Construction Co., Ltd.	211,000	—
Asahi Diamond Industrial Co., Ltd.	245,000	1,687,348
Asahi Holdings, Inc.	120,450	1,823,498
Asahi Kogyosha Co., Ltd.	99,000	398,096
*Asanuma Corp.	1,017,000	687,040
Asia Air Survey Co., Ltd.	32,000	80,240
Asunaro Aoki Construction Co., Ltd.	166,500	903,721
Ataka Construction & Engineering Co., Ltd.	60,000	145,277
Bando Chemical Industries, Ltd.	340,000	1,011,373
Bidec Servo Corp.	78,000	420,216
Biken Techno Corp.	14,100	63,850
Bunka Shutter Co., Ltd.	239,000	766,577
Central Glass Co., Ltd.	601,000	2,471,433
Central Security Patrols Co., Ltd.	44,700	439,124
Chudenko Corp.	142,100	1,765,335
Chugai Ro Co., Ltd.	327,000	884,522
CKD Corp.	229,700	1,555,021
Commuture Corp.	140,202	816,951
Comsys Holdings Corp.	51,600	512,097
Cosel Co., Ltd.	123,300	1,612,955
CTI Engineering Co., Ltd.	44,000	218,042
Dai-Dan Co., Ltd.	156,000	820,685
Daido Kogyo Co., Ltd.	145,000	225,173
Daifuku Co., Ltd.	192,500	1,206,165
Daihen Corp.	459,000	1,855,479
#*Daiho Corp.	1,013,000	750,481
#*Daiichi Chuo Kisen Kaisha	259,000	654,871
#Daiichi Jitsugyo Co., Ltd.	194,000	482,646
Daimei Telecom Engineering Corp.	140,000	1,042,129
#Daiseki Co., Ltd.	147,263	3,090,840
*Daisue Construction Co., Ltd.	271,500	101,627
Daiwa Industries, Ltd.	169,000	763,881
Daiwa Odakyu Construction Co., Ltd.	63,500	203,463
Danto Holdings Corp.	484,000	471,961
Denyo Co., Ltd.	90,600	730,186
*Dijet Industrial Co., Ltd.	81,000	102,677
DMW Corp.	4,800	84,884
*Dream Incubator, Inc.	168	124,897
*Duskin Co., Ltd.	137,100	2,432,824
#*Enshu, Ltd.	215,000	185,570
Freesia Macross Corp.	1,355,000	241,117
*Fuji Electric Holdings Co., Ltd.	1,214,000	2,407,317
*Fujisash Co., Ltd.	49,300	19,910
Fujitec Co., Ltd.	304,000	1,671,710
Fukuda Corp.	661,000	1,146,477
Fukusima Industries Corp.	29,700	270,624
Fukuyama Transporting Co., Ltd.	425,400	2,012,162
Funai Consulting Co., Ltd.	99,300	545,564
Furukawa Co., Ltd.	1,390,000	1,551,074
Furusato Industries, Ltd.	50,600	279,148
Futaba Corp.	159,500	2,747,679
Gecoss Corp.	113,600	470,733
*Hamai Co., Ltd.	96,000	95,954

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Hanwa Co., Ltd.	726,000	$2,668,214
Hazama Corp.	285,800	259,072
Hibiya Engineering, Ltd.	130,000	1,152,093
Hitachi Cable, Ltd.	390,000	1,152,177
Hitachi Metals Techno, Ltd.	57,500	230,825
Hitachi Tool Engineering, Ltd.	94,000	939,309
Hitachi Transport System, Ltd.	27,400	362,601
*Hitachi Zosen Corp.	1,506,500	2,182,424
Hokuetsu Industries Co., Ltd.	90,000	134,200
Hokuriku Electrical Construction Co., Ltd.	56,000	165,652
Hosokawa Micron Corp.	144,000	494,304
*Howa Machinery, Ltd.	379,000	205,254
Ichiken Co., Ltd.	105,000	120,968
Ichinen Holdings Co., Ltd.	71,100	280,714
*Idec Corp.	131,900	890,974
IHI Transport Machinery Co., Ltd.	73,000	331,807
#Iino Kaiun Kaisha, Ltd.	337,400	1,660,504
Inaba Denki Sangyo Co., Ltd.	86,000	2,023,601
Inaba Seisakusho Co., Ltd.	60,800	591,485
Inabata & Co., Ltd.	219,900	882,309
Inui Steamship Co., Ltd.	80,800	586,740
#*Iseki & Co., Ltd.	759,000	2,196,176
Ishii Iron Works Co., Ltd.	110,000	185,045
*Ishikawa Seisakusho, Ltd.	136,000	79,178
*Ishikawajima Construction Materials Co., Ltd.	214,000	174,366
Itoki Corp.	174,200	341,759
#Iwatani International Corp.	847,000	2,331,068
#Jalux, Inc.	43,300	330,387
Jamco Corp.	82,000	419,445
Japan Airport Terminal Co., Ltd.	57,800	787,956
#*Japan Bridge Corp.	38,450	97,260
Japan Foundation Engineering Co., Ltd.	95,600	203,768
Japan Kenzai Co., Ltd.	93,440	372,226
Japan Pulp & Paper Co., Ltd.	488,000	1,645,128
Japan Steel Tower Co., Ltd.	44,000	136,521
Japan Transcity Corp.	231,000	652,579
JFE Shoji Holdings, Inc.	243,000	851,760
K.R.S. Corp.	38,200	381,212
#*Kamagai Gumi Co., Ltd.	583,800	373,671
Kamei Corp.	118,000	548,831
Kanaden Corp.	118,000	596,344
Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,081,640
Kanamoto Co., Ltd.	114,000	507,875
*Kanematsu Corp.	1,442,625	1,133,917
#*Kanematsu-NNK Corp.	125,000	157,831
#Katakura Industries Co., Ltd.	115,900	1,016,651
Kato Works Co., Ltd.	197,000	322,788
#*Kawada Technologies, Inc.	105,400	1,690,078
Kawagishi Bridge Works Co., Ltd.	38,000	108,661
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	272,022
#*Keihin Co., Ltd. (The)	199,000	217,999
#Kimura Chemical Plants Co., Ltd.	59,400	532,874
#Kinki Sharyo Co., Ltd.	203,000	1,446,641
Kintetsu World Express, Inc.	99,400	2,547,403
#*Kitagawa Iron Works Co., Ltd.	335,000	335,894
#Kitano Construction Corp.	252,000	610,552
Kitazawa Sangyo Co., Ltd.	57,000	117,074
Kitz Corp.	409,000	2,039,385
Kodensha Co., Ltd. (The)	25,000	49,829
#Koike Sanso Kogyo Co., Ltd.	152,000	443,258
Koito Industries, Ltd.	102,000	285,345

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Kokuyo Co., Ltd.	107,825	$823,725
Komai Tekko, Inc.	109,000	216,106
Komatsu Wall Industry Co., Ltd.	32,900	365,125
Komori Corp.	109,000	1,228,456
Kondotec, Inc.	40,500	252,110
*Kosaido Co., Ltd.	374,700	765,257
Kuroda Electric Co., Ltd.	109,900	1,555,824
Kyodo Printing Co., Ltd.	303,000	809,117
Kyoei Sangyo Co., Ltd.	97,000	188,589
Kyokuto Boeki Kaisha, Ltd.	64,000	86,119
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	502,559
Kyosan Electric Manufacturing Co., Ltd.	213,000	982,483
Kyowa Exeo Corp.	306,000	2,692,255
Kyudenko Corp.	215,000	1,294,479
#*Lonseal Corp.	116,000	116,350
Maeda Corp.	624,000	1,704,430
Maeda Road Construction Co., Ltd.	291,000	2,156,411
#*Maezawa Industries, Inc.	44,600	82,758
Maezawa Kaisei Industries Co., Ltd.	53,300	505,986
Maezawa Kyuso Industries Co., Ltd.	50,400	722,423
*Makino Milling Machine Co., Ltd.	322,000	1,486,235
Marubeni Construction Material Lease Co., Ltd.	78,000	97,617
Maruka Machinery Co., Ltd.	28,100	183,456
Maruwn Corp.	66,000	156,840
#*Maruyama Manufacturing Co., Inc.	150,000	260,970
Maruzen Showa Unyu Co., Ltd.	327,000	1,047,165
#Matsuda Sangyo Co., Ltd.	80,282	1,458,361
Matsui Construction Co., Ltd.	98,600	382,230
Max Co., Ltd.	184,000	1,769,005
#Meidensha Corp.	764,050	3,388,445
*Meiji Machine Co., Ltd.	158,000	56,322
#Meiji Shipping Co., Ltd.	106,100	489,771
Meisei Industrial Co., Ltd.	29,000	60,457
Meitec Corp.	132,000	2,269,657
*Meito Transportation Co., Ltd.	22,000	187,374
#*Meiwa Trading Co., Ltd.	140,000	282,934
Mesco, Inc.	30,000	147,732
Misumi Group, Inc.	29,700	516,165
Mitani Corp.	52,600	305,577
*Mitsubishi Cable Industries, Ltd.	717,000	583,454
Mitsubishi Kakoki Kaisha, Ltd.	248,000	614,024
Mitsubishi Pencil Co., Ltd.	118,300	1,505,083
#Mitsuboshi Belting, Ltd.	274,000	1,113,795
Mitsui Matsushima Co., Ltd.	338,000	554,470
Mitsui-Soko Co., Ltd.	475,000	1,693,401
Mitsumura Printing Co., Ltd.	93,000	314,099
Miura Co., Ltd.	132,100	3,393,831
Miura Printing Corp.	19,000	37,201
#*Miyaji Engineering Group, Inc.	1,758,175	1,517,631
#*Miyakoshi Corp.	48,400	302,499
*Mori Denki Mfg. Co., Ltd.	625,000	69,610
#Mori Seiki Co., Ltd.	121,300	1,223,268
Morita Holdings Corp.	159,000	701,411
Moshi Moshi Hotline, Inc.	116,050	2,063,482
Mystar Engineering Corp.	15,600	49,890
Nabtesco Corp.	174,000	2,048,974
Nac Co., Ltd.	28,900	275,970
Nachi-Fujikoshi Corp.	588,000	1,661,617
Naikai Zosen Corp.	75,000	265,524
Nakano Corp.	103,000	199,552
Narasaki Sangyo Co., Ltd.	68,000	62,974

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
NEC Capital Solutions, Ltd.	48,900	$688,484
NEC Networks & System Integration Corp.	120,600	1,295,847
New Tachikawa Aircraft Co., Ltd.	9,900	548,968
*Nichias Corp.	424,000	1,560,523
*Nichiban Co., Ltd.	122,000	395,030
*Nichiha Corp.	104,480	771,914
Nichireki Co., Ltd.	96,000	353,326
Nihon Spindle Manufacturing Co., Ltd.	115,000	165,609
Nikko Co., Ltd.	127,000	347,373
Nippo Corp.	276,000	1,880,217
#Nippon Carbon Co., Ltd.	396,000	1,123,259
#Nippon Conveyor Co., Ltd.	168,000	139,451
Nippon Densetsu Kogyo Co., Ltd.	204,000	1,565,031
Nippon Denwa Shisetu Co., Ltd.	203,000	611,401
Nippon Filcon Co., Ltd.	73,100	362,081
Nippon Hume Corp.	91,000	259,925
Nippon Jogesuido Sekkei Co., Ltd.	289	306,367
Nippon Kanzai Co., Ltd.	49,100	788,957
Nippon Koei Co., Ltd.	272,000	856,647
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,629,160
#Nippon Seisen Co., Ltd.	107,000	308,031
#Nippon Sharyo, Ltd.	78,000	528,031
*Nippon Shindo Co., Ltd.	8,000	10,449
Nippon Signal Co., Ltd.	210,200	2,005,877
Nippon Steel Trading Co., Ltd.	359,000	582,889
Nippon Thompson Co., Ltd.	255,000	1,446,227
*Nippon Tungsten Co., Ltd.	81,000	109,504
Nippon Yusoki Co., Ltd.	138,000	274,745
Nishimatsu Construction Co., Ltd.	954,000	1,104,116
Nishishiba Electric Co., Ltd.	101,000	163,473
Nissei Corp.	104,600	748,995
*Nissei Plastic Industrial Co., Ltd.	384,100	995,449
Nissin Corp.	342,000	726,222
Nissin Electric Co., Ltd.	46,000	229,069
Nitchitsu Co., Ltd.	58,000	128,762
Nitta Corp.	101,400	1,485,751
Nitto Boseki Co., Ltd.	847,000	1,866,564
Nitto Electric Works, Ltd.	150,700	1,538,675
Nitto Kohki Co., Ltd.	71,400	1,501,847
Nitto Seiko Co., Ltd.	140,000	357,171
*Nittoc Construction Co., Ltd.	316,000	159,851
*Noda Corp.	169,300	328,027
Nomura Co., Ltd.	205,000	528,151
Noritake Co., Ltd.	543,000	1,423,290
Noritz Corp.	97,900	1,226,453
*Oak Capital Corp.	662,354	117,757
Obayashi Road Corp.	106,000	167,458
Oiles Corp.	119,142	1,631,835
Okamoto Machine Tool Works, Ltd.	163,000	201,220
#Okamura Corp.	319,900	1,607,271
#Okano Valve Manufacturing Co.	58,000	523,246
*Oki Electric Cable Co., Ltd.	109,000	133,382
#*OKK Corp.	255,000	208,241
OKUMA Corp.	184,000	1,059,819
Okumura Corp.	750,400	2,728,546
O-M, Ltd.	105,000	362,660
Onoken Co., Ltd.	70,000	514,319
Organo Corp.	188,000	1,208,272
*Oriental Shiraishi Corp.	442,800	4,906
*Original Engineering Consultants Co., Ltd.	66,000	82,429
#OSG Corp.	116,800	1,276,940

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Oyo Corp.	107,500	$805,683
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	266,949
Park24 Co., Ltd.	131,900	1,385,664
*Penta-Ocean Construction Co., Ltd.	841,000	873,940
Pilot Corp.	759	813,970
Pronexus, Inc.	133,400	816,836
*Raito Kogyo Co., Ltd.	193,700	428,004
Rheon Automatic Machinery Co., Ltd.	64,000	156,987
*Ryobi, Ltd.	558,200	1,378,922
*Sailor Pen Co., Ltd.	127,000	81,210
Sakai Heavy Industries, Ltd.	126,000	177,649
*Sakurada Co., Ltd.	225,000	64,362
#*Sanix, Inc.	157,400	333,338
Sanki Engineering Co., Ltd.	261,000	1,756,558
#Sanko Metal Industrial Co., Ltd.	118,000	289,491
*Sankyo-Tateyama Holdings, Inc.	1,102,000	1,366,548
Sankyu, Inc.	445,000	2,117,714
Sanritsu Corp.	17,800	106,095
Sanwa Holdings Corp.	326,000	886,398
Sanyo Denki Co., Ltd.	207,000	688,384
Sanyo Engineering & Construction, Inc.	48,000	160,566
Sanyo Industries, Ltd.	88,000	119,392
#Sasebo Heavy Industries Co., Ltd.	546,000	1,212,485
Sato Corp.	108,600	1,203,655
Sato Shoji Corp.	65,300	325,523
*Sawafuji Electric Co., Ltd.	48,000	72,669
*Secom Joshinetsu Co., Ltd.	33,900	720,892
Secom Techno Service Co., Ltd.	40,500	1,103,133
Seibu Electric Industry Co., Ltd.	67,000	264,486
*Seika Corp.	267,000	568,678
*Seikitokyu Kogyo Co., Ltd.	335,000	185,036
Seino Holdings Co., Ltd.	157,000	1,048,524
Sekisui Jushi Co., Ltd.	162,000	1,347,537
#Senko Co., Ltd.	371,000	1,385,078
Senshu Electric Co., Ltd.	37,300	369,121
#Shibusawa Warehouse Co., Ltd.	259,000	823,332
Shibuya Kogyo Co., Ltd.	82,300	674,337
#Shima Seiki Manufacturing Co., Ltd.	59,600	1,142,184
Shin Nippon Air Technologies Co., Ltd.	84,980	582,172
Shin-Keisei Electric Railway Co., Ltd.	174,000	693,806
#Shin-Kobe Electric Machinery Co., Ltd.	104,000	1,046,657
Shinmaywa Industries, Ltd.	403,000	1,250,287
#Shinnihon Corp.	215,900	346,258
Shinsho Corp.	274,000	452,882
#*Shinwa Kaiun Kaisha, Ltd.	409,000	1,274,131
Sho-Bond Corp.	98,100	1,653,552
#Shoko Co., Ltd.	316,000	381,834
#Showa Aircraft Industry Co., Ltd.	112,000	732,531
Showa KDE Co., Ltd.	124,000	135,296
#Sinfonia Technology Co., Ltd.	496,000	1,079,479
Sintokogio, Ltd.	191,800	1,467,751
Soda Nikka Co., Ltd.	67,000	244,571
Sohgo Security Services Co., Ltd.	142,100	1,638,962
#Space Co., Ltd.	73,420	482,921
Subaru Enterprise Co., Ltd.	59,000	171,760
Sugimoto & Co., Ltd.	34,100	287,816
Sumitomo Densetsu Co., Ltd.	104,600	535,763
*Sumitomo Mitsui Construction Co., Ltd.	122,000	98,207
#Sumitomo Precision Products Co., Ltd.	176,000	497,015
Sumitomo Warehouse Co., Ltd.	292,000	1,278,579
#Sun Wave Corp.	785,000	2,574,677

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Suzuki Metal Industry Co., Ltd.	71,000	$138,377
*SWCC Showa Holdings Co., Ltd.	831,000	793,378
Tadano, Ltd.	157,579	752,512
Taihei Dengyo Kaisha, Ltd.	152,000	1,258,560
Taihei Kogyo Co., Ltd.	257,000	1,040,004
Taiheiyo Kouhatsu, Inc.	95,000	68,003
Taikisha, Ltd.	125,600	1,796,111
Takada Kiko Co., Ltd.	325,000	553,880
Takano Co., Ltd.	52,000	280,716
Takara Printing Co., Ltd.	38,055	298,969
Takara Standard Co., Ltd.	515,000	2,896,772
#Takasago Thermal Engineering Co., Ltd.	292,000	2,429,609
#*Takashima & Co., Ltd.	137,000	190,587
Takigami Steel Construction Co., Ltd.	50,000	117,497
Takisawa Machine Tool Co., Ltd.	191,000	167,199
*Takuma Co., Ltd.	297,000	740,015
*Tanseisha Co., Ltd.	74,000	145,372
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	516,032
TECHNO ASSOCIE Co., Ltd.	58,400	401,316
Techno Ryowa, Ltd.	71,390	334,696
#Teikoku Electric Manufacturing Co., Ltd.	32,100	605,471
*Tekken Corp.	521,000	459,856
Teraoka Seisakusho Co., Ltd.	53,600	225,182
Toa Corp.	744,000	770,290
Toa Doro Kogyo Co., Ltd.	155,000	217,095
#*Tobishima Corp.	1,548,500	428,999
#Tocalo Co., Ltd.	51,600	886,497
Toda Corp.	623,000	2,118,697
Todentu Corp.	121,000	206,474
Toenec Corp.	233,000	1,276,947
Tokai Lease Co., Ltd.	86,000	139,917
#Toko Electric Corp.	88,000	587,201
Tokyo Biso Kogyo Corp.	19,000	140,503
Tokyo Energy & Systems, Inc.	126,000	806,407
Tokyo Keiki, Inc.	265,000	361,794
#Tokyo Kikai Seisakusho, Ltd.	304,000	321,968
Tokyo Sangyo Co., Ltd.	78,000	211,842
Tokyu Community Corp.	38,900	876,557
*Toli Corp.	207,000	369,216
#Tomoe Corp.	115,500	273,630
Tonami Holdings Co., Ltd.	331,000	659,700
*Toppan Forms Co., Ltd.	30,100	319,165
#*Tori Holdings Co., Ltd.	230,100	76,112
#Torishima Pump Manufacturing Co., Ltd.	88,800	1,976,343
#Toshiba Machine Co., Ltd.	249,000	960,018
Toshiba Plant Kensetsu Co., Ltd.	214,450	2,610,057
Tosho Printing Co., Ltd.	243,000	419,186
Totetsu Kogyo Co., Ltd.	122,000	686,008
*Totoku Electric Co., Ltd.	101,000	103,330
#Toyo Electric Co., Ltd.	156,000	1,166,968
Toyo Engineering Corp.	628,400	2,005,964
*Toyo Machinery & Metal Co., Ltd.	61,000	100,602
Toyo Shutter Co., Ltd.	11,800	69,308
#Toyo Tanso Co, Ltd.	19,400	1,013,638
#Toyo Wharf & Warehouse Co., Ltd.	274,000	499,779
Trinity Industrial Corp.	56,000	200,282
Trusco Nakayama Corp.	101,500	1,417,524
Tsubakimoto Chain Co.	579,700	2,581,877
Tsubakimoto Kogyo Co., Ltd.	97,000	199,389
#*Tsugami Corp.	265,000	923,165
Tsukishima Kikai Co., Ltd.	138,000	811,366

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Tsurumi Manufacturing Co., Ltd.	94,000	$654,723
Tsuzuki Denki Co., Ltd.	75,000	244,923
TTK Co., Ltd.	62,000	201,261
Uchida Yoko Co., Ltd.	171,000	495,041
Ueki Corp.	455,000	610,651
#Union Tool Co.	63,100	1,767,601
Utoc Corp.	96,400	244,536
*Venture Link Co., Ltd.	405,500	58,773
#*Wakachiku Construction Co., Ltd.	2,383,000	1,159,798
#Weathernews, Inc.	26,700	310,438
Yahagi Construction Co., Ltd.	151,000	895,396
Yamabiko Corp.	28,782	292,825
Yamato Corp.	82,000	282,307
Yamaura Corp.	40,500	92,715
Yamazen Co., Ltd.	306,600	1,037,907
#Yasuda Warehouse Co., Ltd. (The)	98,200	612,532
Yokogawa Bridge Holdings Corp.	139,400	1,062,388
Yondenko Corp.	133,800	681,249
Yuasa Trading Co., Ltd.	779,000	660,743
Yuken Kogyo Co., Ltd.	156,000	228,593
Yurtec Corp.	227,000	1,137,296
Yusen Air & Sea Service Co., Ltd.	9,700	130,844
Yushin Precision Equipment Co., Ltd.	53,534	813,399

Total Industrials		307,288,071

Information Technology — (10.5%)
Ai Holdings Corp.	182,600	549,904
Aichi Tokei Denki Co., Ltd.	113,000	316,027
Aiphone Co., Ltd.	70,900	1,219,174
#*Allied Telesis Holdings K.K.	470,700	352,463
Alpha Systems, Inc.	32,800	608,621
*Alps Electric Co., Ltd.	487,500	2,791,319
*Anritsu Corp.	435,000	1,695,722
*AOI Electronics Co., Ltd.	37,400	699,049
*Apic Yamada Corp.	36,000	72,846
*Asahi Net, Inc.	1,000	3,075
#CAC Corp.	69,100	479,078
Canon Electronics, Inc.	68,200	1,462,173
Canon Finetech, Inc.	94,570	1,283,283
Capcom Co., Ltd.	138,600	2,295,592
Chino Corp.	158,000	365,649
*CMK Corp.	70,100	536,995
Computer Engineering & Consulting, Ltd.	61,500	314,227
Core Corp.	45,700	332,761
Cresco, Ltd.	23,200	107,505
#*CSK Holdings Corp.	172,300	782,191
*Cybernet Systems Co, Ltd.	22	8,622
Cybozu, Inc.	615	231,655
*Daiko Denshi Tsushin, Ltd.	17,000	31,450
*Dainippon Screen Manufacturing Co., Ltd.	652,000	3,180,005
Denki Kogyo Co., Ltd.	237,000	1,097,056
DKK TOA Corp.	31,000	65,902
DTS Corp.	84,900	817,678
#Dwango Co., Ltd.	230	398,074
#eAccess, Ltd.	4,312	3,049,431
Eizo Nanao Corp.	75,600	1,877,504
*Elna Co., Ltd.	97,000	91,240
ESPEC Corp.	79,800	443,868
#*FDK Corp.	425,000	603,789
Fuji Soft, Inc.	115,000	1,842,434
*Fujitsu Component, Ltd.	172	47,436

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Fujitsu Frontech, Ltd.	78,600	$603,482
Fuso Dentsu Co., Ltd.	16,000	51,479
Future Architect, Inc.	1,297	517,584
GMO Internet, Inc.	25,000	100,326
Hakuto Co., Ltd.	79,700	691,205
Hioki EE Corp.	200	3,335
Hitachi Business Solution Co., Ltd.	43,200	301,581
Hitachi Kokusai Electric, Inc.	292,500	2,656,811
#Hochiki Corp.	97,000	544,832
Hokuriku Electric Industry Co., Ltd.	308,000	518,336
Horiba, Ltd.	91,600	2,205,608
Hosiden Corp.	243,000	2,881,802
Icom, Inc.	49,700	1,182,990
#*Ikegami Tsushinki Co., Ltd.	174,000	134,915
Ines Corp.	167,400	1,273,619
I-Net Corp.	47,800	257,672
Information Services International-Dentsu, Ltd.	80,900	464,714
Internet Initiative Japan, Inc.	45	79,144
#Ishii Hyoki Co., Ltd.	23,700	303,897
IT Holdings Corp.	262,001	2,942,294
*ITC Networks Corp.	36	80,539
*Iwatsu Electric Co., Ltd.	303,000	243,436
Japan Aviation Electronics Industry, Ltd.	278,600	1,994,683
Japan Business Computer Co., Ltd.	74,900	470,580
Japan Cash Machine Co., Ltd.	98,115	825,771
Japan Digital Laboratory Co., Ltd.	110,100	1,288,355
*Japan Radio Co., Ltd.	435,000	834,243
Jastec Co., Ltd.	61,400	343,051
JBIS Holdings, Inc.	79,600	267,039
JIEC Co., Ltd.	199	163,456
Kaga Electronics Co., Ltd.	97,300	1,011,898
#Kakaku.com, Inc.	507	1,861,412
Kanematsu Electronics, Ltd.	83,100	758,231
Kawatetsu Systems, Inc.	174	141,116
Koa Corp.	148,700	1,529,045
#*Kubotek Corp.	384	92,065
Kyoden Co., Ltd.	160,000	208,864
Kyowa Electronic Instruments Co., Ltd.	52,000	146,892
Macnica, Inc.	52,100	863,969
Marubun Corp.	96,100	553,553
Maruwa Co., Ltd.	36,500	833,665
#Maspro Denkoh Corp.	61,000	554,395
#Megachips Corp.	87,300	1,243,856
*Meisei Electric Co., Ltd.	359,000	297,173
Melco Holdings, Inc.	9,000	225,042
Mimasu Semiconductor Industry Co., Ltd.	95,081	1,132,578
Miroku Jyoho Service Co., Ltd.	107,000	258,342
*Mitsui High-Tec, Inc.	138,700	1,109,136
Mitsui Knowledge Industry Co., Ltd.	3,688	644,695
*Mutoh Holdings Co., Ltd.	160,000	251,162
*Nagano Japan Radio Co., Ltd.	85,000	121,373
*Nagano Keiki Co., Ltd.	600	4,400
Nakayo Telecommunications, Inc.	543,000	984,654
#*NEC Electronics Corp.	80,900	674,227
NEC Fielding, Ltd.	93,300	1,356,867
NEC Mobiling, Ltd.	46,600	1,216,584
Net One Systems Co., Ltd.	1,889	2,128,547
*Netmarks, Inc.	523	90,856
#Nichicon Corp.	265,000	3,012,235
#Nidec Sankyo Corp.	200,000	1,748,737
#Nihon Dempa Kogyo Co., Ltd.	69,000	1,445,115

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#*Nihon Inter Electronics Corp.	104,700	$264,340
Nihon Unisys, Ltd.	169,700	1,278,823
*Nippon Avionics Co., Ltd.	83,000	141,467
#Nippon Ceramic Co., Ltd.	86,700	1,032,913
*Nippon Chemi-Con Corp.	466,000	1,718,330
Nippon Systemware Co., Ltd.	30,000	93,649
Nohmi Bosai, Ltd.	125,000	745,766
NS Solutions Corp.	55,700	856,337
#NSD Co., Ltd.	173,800	1,853,597
#*Obic Business Consultants Co., Ltd.	12,700	567,275
Okaya Electric Industries Co., Ltd.	73,000	214,894
*Oki Electric Industry Co., Ltd.	2,062,000	1,751,399
Ono Sokki Co., Ltd.	103,000	424,644
Origin Electric Co., Ltd.	105,000	456,469
Osaki Electric Co., Ltd.	128,000	1,231,491
*Panasonic Electric Works Information Systems Co., Ltd.	2,600	65,781
PCA Corp.	17,500	152,770
#*Pixela Corp.	19,200	69,459
*Rikei Corp.	46,500	38,688
Riken Keiki Co., Ltd.	77,800	491,254
#Roland DG Corp.	57,500	773,510
Ryoden Trading Co., Ltd.	152,000	744,272
Ryosan Co., Ltd.	122,000	2,931,426
Ryoyo Electro Corp.	108,000	914,423
#Sanken Electric Co., Ltd.	300,000	843,156
Sanko Co., Ltd.	22,000	66,199
Sanshin Electronics Co., Ltd.	108,100	822,313
Satori Electric Co., Ltd.	56,380	326,252
*Saxa Holdings, Inc.	194,000	284,511
*Sekonic Corp.	36,000	41,262
#*Shibaura Mechatronics Corp.	171,000	644,131
*Shindengen Electric Manufacturing Co., Ltd.	296,000	797,803
Shinkawa, Ltd.	68,400	1,050,801
Shinko Shoji Co., Ltd.	75,900	628,724
#Shizuki Electric Co., Inc.	103,000	437,785
Siix Corp.	83,700	902,513
*Simplex Technology, Inc.	210	106,269
#SMK Corp.	265,000	1,360,490
So-Net Entertainment Corp.	230	539,728
*SPC Electronics Corp.	48,200	63,438
SRA Holdings, Inc.	49,700	442,289
Star Micronics Co., Ltd.	133,000	1,263,517
Sumida Corp.	66,249	527,363
Sumisho Computer Systems Corp.	122,300	1,710,919
SUNX, Ltd.	117,400	424,228
#SystemPro Co., Ltd.	676	311,316
Tachibana Eletech Co., Ltd.	62,400	436,421
*Tamura Corp.	253,000	781,605
*Teac Corp.	11,000	4,147
*Tecmo Koei Holdings Co., Ltd.	172,930	1,336,612
Teikoku Tsushin Kogyo Co., Ltd.	172,000	405,139
TKC Corp.	95,400	1,765,835
#*Toko, Inc.	331,000	486,424
Tokyo Denpa Co., Ltd.	24,900	165,463
Tokyo Electron Device, Ltd.	352	454,575
#*Tokyo Seimitsu Co., Ltd.	110,000	1,492,348
Tomen Electronics Corp.	50,600	565,003
#Topcon Corp.	154,800	797,750
Tose Co., Ltd.	22,100	146,898
*Toshiba TEC Corp.	341,000	1,272,852
Toukei Computer Co., Ltd.	27,710	336,949

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#*Towa Corp.	7,100	$58,157
Toyo Corp.	110,600	894,708
#*Trans Cosmos, Inc.	128,500	1,158,298
Tsuzuki Densan Co., Ltd.	22,500	57,359
#Ulvac, Inc.	86,700	2,195,587
#*Uniden Corp.	121,000	279,544
*Wacom Co., Ltd.	965	1,615,924
XNET Corp.	21	30,202
#*Yamaichi Electronics Co., Ltd.	203,800	737,238
Yaskawa Information Systems Corp.	40,000	138,938
Ye Data, Inc.	43,000	58,925
Yokowo Co., Ltd.	69,500	396,208
Zuken, Inc.	95,200	695,071

Total Information Technology		131,953,425

Materials — (11.4%)
Achilles Corp.	670,000	955,061
Adeka Corp.	341,200	3,279,892
Agro-Kanesho Co., Ltd.	7,000	58,671
Aichi Steel Corp.	367,000	1,508,777
Arakawa Chemical Industries, Ltd.	67,700	774,193
Araya Industrial Co., Ltd.	204,000	271,939
Aronkasei Co., Ltd.	124,000	497,391
Asahi Organic Chemicals Industry Co., Ltd.	334,000	788,472
Chuetsu Pulp & Paper Co., Ltd.	395,000	662,832
*Chugai Mining Co., Ltd.	852,400	371,627
Chugoku Marine Paints, Ltd.	233,000	1,555,587
#*Chugokukogyo Co., Ltd.	104,000	97,313
Chuo Denki Kogyo Co., Ltd.	90,000	649,062
#Co-Op Chemical Co., Ltd.	159,000	238,814
*Dai Nippon Toryo, Ltd.	488,000	486,732
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	457,494
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	310,087
#Daiken Corp.	429,000	1,066,347
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	1,135,723
Daio Paper Corp.	120,500	976,681
Daiso Co., Ltd.	356,000	874,229
DC Co., Ltd.	113,900	260,045
DIC Corp.	250,000	444,648
Dynapac Co., Ltd.	25,000	76,252
FP Corp.	63,900	3,079,846
Fujikura Kasei Co., Ltd.	94,500	467,560
Fumakilla, Ltd.	85,000	427,315
Geostar Corp.	88,000	91,988
Godo Steel, Ltd.	542,000	1,128,549
#*Gun Ei Chemical Industry Co., Ltd.	278,000	644,622
Harima Chemicals, Inc.	78,000	383,851
Hodogaya Chemical Co., Ltd.	281,000	939,510
Hokkan Holdings, Ltd.	210,000	504,510
Hokko Chemical Industry Co., Ltd.	90,000	268,113
Hokuetsu Kishu Paper Co., Ltd.	601,199	3,003,494
#Hokushin Co., Ltd.	64,000	95,438
Honshu Chemical Industry Co., Ltd.	35,000	148,143
Ihara Chemical Industry Co., Ltd.	155,000	428,995
#ISE Chemicals Corp.	86,000	448,413
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	984,768
Japan Carlit Co., Ltd.	59,800	259,830
JSP Corp.	106,700	1,346,430
#Kanto Denka Kogyo Co., Ltd.	194,000	1,333,655
Katakura Chikkarin Co., Ltd.	43,000	126,974
Kawakin Holdings Co., Ltd.	11,000	34,497

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Kawasaki Kasei Chemicals, Ltd.	121,000	$146,693
Koatsu Gas Kogyo Co., Ltd.	166,000	989,377
#Kohsoku Corp.	62,800	446,427
Konishi Co., Ltd.	67,500	638,845
#Kumiai Chemical Industry Co., Ltd.	227,000	685,154
Kureha Corp.	627,500	3,063,215
*Kurosaki Harima Corp.	260,000	486,620
Kyoei Steel, Ltd.	12,700	227,338
Lintec Corp.	87,400	1,672,336
MEC Co., Ltd.	61,200	413,054
Mitsubishi Paper Mills, Ltd.	1,094,000	1,292,776
*Mitsubishi Steel Manufacturing Co., Ltd.	523,000	911,822
*Mitsui Mining & Smelting Co., Ltd.	389,000	1,024,803
Mory Industries, Inc.	154,000	371,508
Nakabayashi Co., Ltd.	181,000	376,359
Nakayama Steel Works, Ltd.	443,000	601,886
Neturen Co., Ltd.	153,800	942,426
Nichia Steel Works, Ltd.	175,900	466,464
Nifco, Inc.	162,700	3,540,059
Nihon Kagaku Sangyo Co., Ltd.	79,000	506,303
#Nihon Nohyaku Co., Ltd.	219,000	1,154,211
Nihon Parkerizing Co., Ltd.	230,000	2,911,719
Nihon Seiko Co., Ltd.	18,000	31,881
*Nippon Carbide Industries Co., Inc.	201,000	236,810
#Nippon Chemical Industrial Co., Ltd.	281,000	645,865
*Nippon Chutetsukan K.K.	86,000	120,715
Nippon Chuzo K.K.	127,000	151,095
Nippon Coke & Engineering Co., Ltd.	772,500	854,854
#Nippon Concrete Industries Co., Ltd.	157,000	225,370
#Nippon Denko Co., Ltd.	372,000	2,258,535
Nippon Fine Chemical Co., Ltd.	90,600	701,381
#Nippon Kasei Chemical Co., Ltd.	355,000	659,076
Nippon Kayaku Co., Ltd.	248,000	2,071,952
*Nippon Kinzoku Co., Ltd.	222,000	356,788
Nippon Koshuha Steel Co., Ltd.	438,000	424,425
*Nippon Light Metal Co., Ltd.	1,115,000	1,089,895
#Nippon Metal Industry Co., Ltd.	592,000	912,881
#Nippon Paint Co., Ltd.	727,200	4,526,332
Nippon Pigment Co., Ltd.	43,000	89,603
*Nippon Pillar Packing Co., Ltd.	83,000	433,849
Nippon Soda Co., Ltd.	525,000	1,941,282
Nippon Synthetic Chemical Industry Co., Ltd. (The)	291,000	2,062,455
Nippon Valqua Industries, Ltd.	313,000	580,205
Nippon Yakin Kogyo Co., Ltd.	395,500	1,478,258
Nittetsu Mining Co., Ltd.	281,000	1,241,827
Nitto FC Co., Ltd.	72,000	395,241
NOF Corp.	701,000	2,858,216
Okabe Co., Ltd.	186,900	645,948
Okamoto Industries, Inc.	395,000	1,510,147
*Okura Industrial Co., Ltd.	211,000	612,849
Osaka Organic Chemical Industry, Ltd.	66,000	305,506
Osaka Steel Co., Ltd.	77,300	1,273,184
#Osaka Titanium Technologies Co., Ltd.	31,000	1,003,708
Pacific Metals Co., Ltd.	210,000	1,396,505
#Pack Corp. (The)	66,200	861,448
Rengo Co., Ltd.	21,090	124,787
Riken Technos Corp.	197,000	504,623
*S Science Co., Ltd.	3,252,000	108,107
#S.T. Chemical Co., Ltd.	82,100	907,299
Sakai Chemical Industry Co., Ltd.	355,000	1,710,725
Sakata INX Corp.	214,000	879,586

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Sanyo Chemical Industries, Ltd.	321,000	$1,810,543
Sanyo Special Steel Co., Ltd.	542,300	2,067,283
Sekisui Plastics Co., Ltd.	238,000	1,120,434
Shikoku Chemicals Corp.	192,000	1,043,939
Shinagawa Refractories Co., Ltd.	224,000	452,943
Shin-Etsu Polymer Co., Ltd.	232,200	1,460,427
Shinko Wire Co., Ltd.	185,000	302,369
Somar Corp.	43,000	104,253
#Stella Chemifa Corp.	42,100	2,174,597
Sumitomo Bakelite Co., Ltd.	236,000	1,278,022
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,058,923
Sumitomo Osaka Cement Co., Ltd.	283,000	411,031
Sumitomo Pipe & Tube Co., Ltd.	108,100	563,974
Sumitomo Seika Chemicals Co., Ltd.	238,000	918,762
#T. Hasegawa Co., Ltd.	124,700	1,723,339
*Taiheiyo Cement Corp.	140,000	157,569
Taisei Lamick Co., Ltd.	18,500	435,013
Takasago International Corp.	339,000	1,639,376
Takiron Co., Ltd.	243,000	629,652
Tayca Corp.	151,000	396,156
Tenma Corp.	96,700	1,117,667
#*Titan Kogyo K.K.	59,000	129,004
Toagosei Co., Ltd.	897,000	3,433,097
#Toda Kogyo Corp.	158,000	1,054,332
#Toho Titanium Co., Ltd.	65,400	1,215,772
#Toho Zinc Co., Ltd.	425,000	1,953,921
Tokai Carbon Co., Ltd.	387,000	1,808,955
Tokushu Tokai Holdings Co., Ltd.	505,580	1,259,465
Tokyo Ohka Kogyo Co., Ltd.	111,900	1,949,236
#Tokyo Rope Manufacturing Co., Ltd.	557,000	1,394,911
#*Tomoegawa Paper Co., Ltd.	125,000	252,066
Tomoku Co., Ltd.	294,000	641,682
Topy Industries, Ltd.	748,000	1,247,965
Toyo Ink Manufacturing Co., Ltd.	541,000	2,229,465
Toyo Kohan Co., Ltd.	259,000	1,312,711
TYK Corp.	142,000	299,767
Ube Material Industries, Ltd.	275,000	683,049
Wood One Co., Ltd.	169,000	410,362
Yamamura Glass Co., Ltd.	360,000	1,151,536
Yodogawa Steel Works, Ltd.	624,500	2,556,967
Yuki Gosei Kogyo Co., Ltd.	64,000	160,179
#Yushiro Chemical Industry Co., Ltd.	51,600	673,229
Zeon Corp.	503,000	2,478,037

Total Materials		144,168,958

Telecommunication Services — (0.1%)
#*Invoice, Inc.	39,279	590,165

Utilities — (0.7%)
Hokkaido Gas Co., Ltd.	210,000	560,934
Hokuriku Gas Co., Ltd.	99,000	267,707
Okinawa Electric Power Co., Ltd.	32,671	1,773,834
#Saibu Gas Co., Ltd.	1,291,000	3,588,547
Shizuoka Gas Co., Ltd.	258,000	1,713,139
#Tokai Corp.	236,000	1,238,471

Total Utilities		9,142,632

TOTAL COMMON STOCKS		1,122,998,835

RIGHTS/WARRANTS — (0.0%)
*Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $700,000 FNMA 6.50%, 06/25/39, valued at $745,500) to be repurchased at $734,012 .	$734	$734,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund LP	133,000,000	133,000,000
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized $80,728,908 by FNMA 7.500%, 11/01/37, valued at $3,576,775) to be repurchased at $3,506,677	$3,507	3,506,642

TOTAL SECURITIES LENDING COLLATERAL		136,506,642

TOTAL INVESTMENTS — (100.0%) (Cost $1,510,704,792)##		$1,260,239,477

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$237,454,031	—	$237,454,031
Consumer Staples	$2,598,349	112,526,825	—	115,125,174
Energy	—	14,853,296	—	14,853,296
Financials	36,205	119,963,584	—	119,999,789
Health Care	—	42,423,294	—	42,423,294
Industrials	288,235	306,999,836	—	307,288,071
Information Technology	—	131,953,425	—	131,953,425
Materials	—	144,168,958	—	144,168,958
Telecommunication Services	—	590,165	—	590,165
Utilities	—	9,142,632	—	9,142,632
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	734,000	—	734,000
Securities Lending Collateral	—	136,506,642	—	136,506,642

TOTAL	$2,922,789	$1,257,316,688	—	$1,260,239,477

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.8%)
AUSTRALIA — (48.3%)
#*A.B.C. Learning Centres, Ltd.	535,970	$—
*Adacel Technologies, Ltd.	113,249	46,619
*Adamus Resources, Ltd.	895,668	327,945
ADCorp Australia, Ltd.	212,402	38,320
Adelaide Brighton, Ltd.	1,480,311	3,217,925
#*Aditya Birla Minerals, Ltd.	841,658	773,284
Adtrans Group, Ltd.	37,239	114,944
#*AED Oil, Ltd.	282,000	146,151
Aevum, Ltd.	442,938	547,681
*Agenix, Ltd.	707,478	10,640
*Ainsworth Game Technology, Ltd.	380,243	58,807
#AJ Lucas Group, Ltd.	323,126	926,166
*Alchemia, Ltd.	724,903	473,839
#Alesco Corp., Ltd.	457,971	1,744,119
*Alkane Resources, Ltd.	938,520	276,862
#*Alliance Resources, Ltd.	388,254	191,016
*Allied Medical, Ltd.	11,746	—
Altium, Ltd.	129,840	28,141
*Amadeus Energy, Ltd.	819,137	173,094
Amalgamated Holdings, Ltd.	449,448	2,220,071
Amcom Telecommunications, Ltd.	1,135,725	326,941
Ammtec, Ltd.	13,918	32,737
#*Andean Resources, Ltd.	1,464,837	3,056,452
Ansell, Ltd.	319,734	2,900,395
#*Antares Energy, Ltd.	378,020	210,628
AP Eagers, Ltd.	37,790	435,432
#APA Group, Ltd.	1,056,000	2,974,262
*Apex Minerals NL	1,895,791	51,659
#APN News & Media, Ltd.	1,324,541	2,676,430
*Aquila Resources, Ltd.	209,376	1,566,265
#*Arafura Resources, Ltd.	162,638	116,165
ARB Corporation, Ltd.	324,213	1,497,999
Ariadne Australia, Ltd.	267,324	64,763
Aristocrat Leisure, Ltd.	452,269	1,578,929
*Arturus Capital, Ltd.	98,412	14,583
ASG Group, Ltd.	186,445	196,964
*Astron, Ltd.	87,221	149,715
#*Atlas Iron, Ltd.	662,409	1,127,590
*Aurora Oil and Gas, Ltd.	540,105	143,322
Ausdrill, Ltd.	694,863	1,153,131
Austal, Ltd.	631,677	1,343,617
*Austar United Communications, Ltd.	3,107,163	3,496,379
Austbrokers Holdings, Ltd.	60,445	269,456
Austereo Group, Ltd.	1,035,625	1,520,221
*Austin Engineering, Ltd.	69,514	177,931
*Austpac Resources NL	1,627,877	62,263
#*Australian Agricultural Co., Ltd.	843,168	940,675
Australian Infrastructure Fund	2,805,723	4,498,183
#Australian Pharmaceutical Industries, Ltd.	9,080,448	5,160,442
*Australian Worldwide Exploration, Ltd.	1,482,305	3,412,596
*Autodom, Ltd.	170,874	10,735
Automotive Holdings Group, Ltd.	15,267	32,145
*Autron Corporation, Ltd.	989,247	14,877
*Avexa, Ltd.	901,298	119,441
#*AVJennings, Ltd.	5,350,378	2,361,410
#*Avoca Resources, Ltd.	656,313	941,300
#*AWB, Ltd.	3,807,619	3,557,696
*Ballarat South Gold, Ltd.	1,996	15,934

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Bank of Queensland, Ltd.	71,970	$695,419
#*Bannerman Resources, Ltd.	207,242	122,535
Beach Petroleum, Ltd.	3,678,501	2,699,384
*Berkeley Resources, Ltd.	39,273	49,102
Beyond International, Ltd.	61,256	45,520
#Biota Holdings, Ltd.	940,673	1,657,498
*Bisalloy Steel Group, Ltd.	469,001	65,866
#Blackmores, Ltd.	75,215	1,463,458
*BMA Gold, Ltd.	109,078	27,237
*Boart Longyear Group	10,774,655	3,138,873
*Boulder Steel, Ltd.	1,667,795	284,955
*Bow Energy, Ltd.	60,825	69,482
#Bradken, Ltd.	582,247	3,078,115
Breville Group, Ltd.	598,466	847,141
#Brickworks, Ltd.	131,435	1,422,498
#*Brockman Resources, Ltd.	653,924	1,592,596
BSA, Ltd.	587,227	159,441
BT Investment Management, Ltd.	45,039	121,819
#Cabcharge Australia, Ltd.	408,669	2,047,180
Calliden Group, Ltd.	633,393	178,847
#Campbell Brothers, Ltd.	284,996	7,195,488
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	58,499	16,516
#Cardno, Ltd.	247,493	902,823
#*Carnarvon Petroleum, Ltd.	2,906,082	1,333,757
*Carnegie Wave Energy, Ltd.	1,008,948	116,448
Cash Converters International, Ltd.	1,086,054	615,881
#*Catalpa Resources, Ltd.	52,462	65,725
*CDS Technologies, Ltd.	13,276	—
Cedar Woods Properties, Ltd.	100,585	248,607
Cellestis, Ltd.	387,333	1,197,024
*Cellnet Group, Ltd.	921,474	396,390
Centennial Coal Co., Ltd.	1,196,500	3,841,569
*Centrex Metals, Ltd.	46,889	24,444
#*Ceramic Fuel Cells, Ltd.	2,190,662	357,518
Challenger Financial Services Group, Ltd.	1,750,037	6,267,178
*Chandler Macleod Group, Ltd.	88,156	17,645
*Chemeq, Ltd.	166,742	12,243
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	494,978
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,550
*Circadian Technologies, Ltd.	64,591	37,053
#*Citadel Resource Group, Ltd.	1,735,175	553,270
#*Citigold Corp., Ltd.	3,765,806	349,474
*Clarius Group, Ltd.	1,080,283	758,384
*Clinuvel Pharmaceuticals, Ltd.	1,184,356	235,103
Clough, Ltd.	1,477,078	1,097,617
Clover Corp., Ltd.	269,348	68,618
*CO2 Group, Ltd.	844,559	156,540
*Cockatoo Coal, Ltd.	83,491	25,999
Codan, Ltd.	142,942	151,079
Coffey International, Ltd.	555,688	1,063,521
Collection House, Ltd.	1,759,373	1,336,679
*Comet Ridge, Ltd.	65,567	18,079
ConnectEast Group, Ltd.	8,774,019	3,231,110
#*Conquest Mining, Ltd.	1,082,609	465,430
Consolidated Media Holdings, Ltd.	1,050,129	2,787,530
*Cooper Energy, Ltd.	90,132	37,639
Corporate Express Australia, Ltd.	422,355	1,483,710
#Count Financial, Ltd.	940,095	1,129,836
Coventry Group, Ltd.	140,775	281,746
#Crane Group, Ltd.	345,440	2,684,210

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Credit Corp. Group, Ltd.	6,887	$19,378
*Crescent Gold, Ltd.	1,124,856	182,861
*CSG, Ltd. (B1VVRRR)	6,729	10,596
CSG, Ltd. (B1VVW79)	161,453	253,296
#*CuDeco, Ltd.	153,467	569,296
*Cue Energy Resources, Ltd.	452,354	82,053
*Customers, Ltd.	477,130	1,209,648
Data#3, Ltd.	5,572	45,304
#David Jones, Ltd.	1,296,067	5,421,387
Devine, Ltd.	993,850	347,566
#Dominion Mining, Ltd.	371,531	991,684
Downer EDI, Ltd.	658,944	4,814,896
*Dragon Mining, Ltd.	1,665,100	132,024
#DUET Group, Ltd.	2,903,270	4,624,274
#DWS Advanced Business Solutions, Ltd.	102,144	142,711
*Dyesol, Ltd.	69,865	55,178
#*Eastern Star Gas, Ltd.	2,741,555	1,873,687
*Elders, Ltd.	1,322,394	1,668,684
*Ellect Holdings, Ltd.	482	1,535
*Ellex Medical Lasers, Ltd.	197,605	26,935
Emeco Holdings, Ltd.	1,240,388	752,799
#Energy Developments, Ltd.	1,533	3,707
#*Energy World Corp., Ltd.	3,950,360	1,056,724
#Envestra, Ltd.	4,102,182	1,790,526
Envirozel, Ltd.	381,802	43,921
Euroz, Ltd.	9,542	11,383
*Extract Resources, Ltd.	244,676	1,705,216
#Fantastic Holdings, Ltd.	355,613	1,162,185
*Fig Tree Developments, Ltd.	20,365	180
*First Australian Resources, Ltd.	414,263	21,590
FKP Property Group, Ltd.	352,888	217,409
#Fleetwood Corp., Ltd.	238,527	1,698,260
#FlexiGroup, Ltd.	436,156	579,504
#Flight Centre, Ltd.	192,954	3,373,503
*Flinders Mines, Ltd.	6,798,057	848,094
*Forest Enterprises Australia, Ltd.	2,849,173	160,813
Forge Group, Ltd.	170,828	297,127
#*Forte Energy NL.	923,334	150,777
Gazal Corp., Ltd.	104,542	113,754
*Geodynamics, Ltd.	1,015,653	715,990
*Gindalbie Metals, Ltd.	1,817,381	1,515,316
#*Giralia Resources NL	625,030	845,407
*Glengarry Resources, Ltd.	768,955	39,271
Goodman Fielder, Ltd.	2,008,126	2,763,418
Gowing Bros., Ltd.	92,437	204,413
Graincorp, Ltd. Series A	461,398	2,333,957
#*Grange Resources, Ltd.	903,958	265,852
#*Great Southern, Ltd.	9,302,784	987,565
GUD Holdings, Ltd.	335,199	2,755,870
Gunns, Ltd.	2,872,620	2,226,475
#GWA International, Ltd.	957,332	2,544,159
Hastie Group, Ltd.	784,777	1,274,020
#*Havilah Resources NL	271,898	139,914
#Healthscope, Ltd.	857,741	3,540,243
#*HFA Holdings, Ltd.	186,406	39,969
HGL, Ltd.	108,137	111,123
#*Highlands Pacific, Ltd.	2,651,500	798,920
#Hills Industries, Ltd.	936,401	1,611,334
*Horizon Oil, Ltd.	3,227,717	918,770
*Hutchison Telecommunications (Australia), Ltd.	7,914,113	843,167
*Icon Energy, Ltd.	111,982	32,012

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*ICSGlobal, Ltd.	229,066	$5,127
IDT Australia, Ltd.	82,205	108,540
iiNet, Ltd.	404,706	703,774
*Iluka Resources, Ltd.	789,546	2,290,154
Imdex, Ltd.	812,684	468,510
*IMF Australia, Ltd.	244,684	354,077
*IMX Resources, Ltd.	594,082	234,236
#Independence Group NL	552,303	2,025,284
#*Indophil Resources NL	1,738,038	1,935,496
#Industrea, Ltd.	3,468,180	1,188,206
*Infigen Energy, Ltd.	1,556,089	1,824,937
Infomedia, Ltd.	1,458,074	380,432
#*Innamincka Petroleum, Ltd.	713,077	103,773
*Integra Mining, Ltd.	90,316	18,700
Integrated Research, Ltd.	261,513	117,501
#*Intrepid Mines, Ltd.	666,867	150,324
#Invocare, Ltd.	627,828	3,049,867
#Ioof Holdings, Ltd.	950,183	4,820,740
Iress Market Technology, Ltd.	348,498	2,400,725
#iSOFT Group, Ltd.	2,688,547	1,612,735
*Ivanhoe Australia, Ltd.	48,991	136,742
*Ixla, Ltd.	89,921	1,830
#*Jabiru Metals, Ltd.	1,854,281	623,989
#JB Hi-Fi, Ltd.	281,420	4,999,505
*K&S Corp., Ltd.	160,536	408,127
#*Kagara, Ltd.	1,628,074	1,312,056
*Karoon Gas Australia, Ltd.	628,673	3,970,717
*Kimberley Metals, Ltd.	408,220	—
*Kings Minerals NL	1,634,196	244,790
Kingsgate Consolidated, Ltd.	395,739	3,225,156
*Kingsrose Mining, Ltd.	147,619	84,810
*Lednium, Ltd.	195,019	13,802
Lemarne Corp., Ltd.	25,882	107,504
#*Linc Energy, Ltd.	866,033	1,181,967
*Liquefied Natural Gas, Ltd.	54,592	42,923
*Lycopodium, Ltd.	45,700	122,867
#*Lynas Corp., Ltd.	5,415,856	2,630,258
M2 Telecommunications Group, Ltd.	60,939	80,133
#MAC Services Group, Ltd.	185,743	364,304
Macarthur Coal, Ltd.	224,909	1,865,497
MacMahon Holdings, Ltd.	3,283,150	1,655,260
*Macquarie Telecom Group, Ltd.	35,019	156,887
*Magma Metals, Ltd.	154,165	88,828
#*Mantra Resources, Ltd.	31,175	158,467
*Marion Energy, Ltd.	451,508	43,925
*Maryborough Sugar Factory, Ltd.	2,560	4,453
MaxiTRANS Industries, Ltd.	889,356	304,009
*McGuigan Simeon Wines, Ltd.	2,456,151	719,504
McMillan Shakespeare, Ltd.	194,418	514,909
*McPherson’s, Ltd.	303,441	741,276
#*Medusa Mining, Ltd.	206,705	560,178
*Melbourne IT, Ltd.	379,204	535,334
#*MEO Australia, Ltd.	390,891	146,746
#Mermaid Marine Australia, Ltd.	737,634	1,714,036
*Metgasco, Ltd.	44,450	26,346
*Mikoh Corp., Ltd.	856,548	49,804
*Millennium Minerals, Ltd.	250,609	7,754
#*Minara Resources, Ltd.	697,128	420,768
Mincor Resources NL	946,204	1,214,926
#Mineral Resources, Ltd.	371,021	2,191,812
#*Mirabela Nickel, Ltd.	63,506	113,446

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Mitchell Communications Group, Ltd.	1,225,532	$918,291
#*Molopo Australia, Ltd.	893,604	907,984
#Monadelphous Group, Ltd.	302,955	3,420,017
Mortgage Choice, Ltd.	673,083	730,216
#*Mosaic Oil NL	2,209,067	184,364
#*Mount Gibson Iron, Ltd.	2,962,399	3,630,897
*Murchison Metals, Ltd.	338,689	655,678
Namoi Cotton Cooperative, Ltd.	196,490	71,439
National Can Industries, Ltd.	97,017	105,137
#Navitas, Ltd.	1,205,167	4,773,402
*Neptune Marine Services, Ltd.	150,803	55,513
#*Nexbis, Ltd.	362,894	59,845
#*Nexus Energy, Ltd.	2,957,188	687,244
#NIB Holdings, Ltd.	232,852	263,242
#*Nido Petroleum, Ltd.	4,759,793	610,644
Nomad Building Solutions, Ltd.	29,955	7,076
*Norton Gold Fields, Ltd.	276,468	46,586
#*Novogen, Ltd.	391,594	205,050
Oakton, Ltd.	378,695	1,150,565
*Orbital Corp., Ltd.	766,776	29,748
OrotonGroup, Ltd.	79,968	413,793
*Otto Energy, Ltd.	1,486,012	121,569
*Pacific Brands, Ltd.	4,412,120	4,262,869
*Pan Pacific Petroleum NL	1,059,542	308,616
*PanAust, Ltd.	8,757,197	3,609,783
Panoramic Resources, Ltd.	901,883	1,452,607
*Paperlinx, Ltd.	2,771,649	1,520,062
*Payce Consolidated, Ltd.	29,670	38,125
Peet, Ltd.	996,525	1,817,175
#*Perilya, Ltd.	472,422	254,693
#Perpetual Trustees Australia, Ltd.	96,280	2,962,513
#*Perseus Mining, Ltd.	438,485	610,081
#*Pharmaxis, Ltd.	815,846	1,905,019
Photon Group, Ltd.	36,148	38,825
*Planet Gas, Ltd.	55,177	5,827
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	983,731	874,187
*PMP, Ltd.	1,829,096	1,192,625
*Port Bouvard, Ltd.	270,578	59,842
*Poseidon Nickel, Ltd.	425,525	90,538
#*Prana Biotechnology, Ltd.	195,424	25,972
#Premier Investments, Ltd.	192,073	1,361,291
#Prime Media Group, Ltd.	1,001,480	656,472
Probiotec, Ltd.	7,932	15,692
#Programmed Maintenance Service, Ltd.	549,270	1,590,554
#*Ramelius Resources, Ltd.	147,307	69,719
#*Ramsay Health Care, Ltd.	259,021	2,619,630
*Raptis Group, Ltd.	12,000	4,246
*RCR Tomlinson, Ltd.	1,108,169	984,813
#REA Group, Ltd.	52,808	434,667
Reckon, Ltd.	141,500	246,084
*Red Fork Energy, Ltd.	22,020	16,597
#Redflex Holdings, Ltd.	392,211	724,722
#Reece Australia, Ltd.	238,457	5,164,278
Reject Shop, Ltd. (The)	112,300	1,315,537
#*Resolute Mining, Ltd.	1,442,710	1,248,346
*Resource Generation, Ltd.	67,290	23,429
Retail Food Group, Ltd.	321	776
Reverse Corp., Ltd.	236,664	74,484
*RHG, Ltd.	279,073	133,752
Ridley Corp., Ltd.	1,283,068	1,257,804

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*RiverCity Motorway Group, Ltd.	902,760	$187,237
*Riversdale Mining, Ltd.	692,356	4,526,730
*Roc Oil Co., Ltd.	937,716	550,735
Rock Building Society, Ltd.	28,109	71,524
Ross Human Directions, Ltd.	143,511	52,851
#Ruralco Holdings, Ltd.	88,146	181,503
#SAI Global, Ltd.	797,468	2,734,550
*Salinas Energy, Ltd.	637,362	69,999
#Salmat, Ltd.	703,255	2,449,023
Schaffer Corp., Ltd.	33,766	190,655
SDI, Ltd.	178,683	43,745
#Sedgman, Ltd.	158,566	193,635
#Seek, Ltd.	666,916	3,796,775
Select Harvests, Ltd.	196,698	774,880
#Servcorp, Ltd.	300,722	953,488
#Service Stream, Ltd.	1,432,710	378,273
Seven Network, Ltd.	330,352	1,950,714
*Shield Mining, Ltd.	58,492	7,646
Sigma Pharmaceuticals, Ltd.	4,862,235	4,002,827
*Silex System, Ltd.	466,716	2,420,168
#*Silver Lake Resources, Ltd.	166,873	134,907
*Sino Strategic International, Ltd.	130,864	65,854
#Sirtex Medical, Ltd.	216,786	1,199,714
*Skilled Group, Ltd.	391,751	669,102
SMS Management & Technology, Ltd.	292,441	1,532,871
*Southern Cross Electrical Engineering, Ltd.	16,785	21,664
#Southern Cross Media Group	1,572,128	2,553,253
SP Ausnet, Ltd.	414,559	327,571
#SP Telemedia, Ltd.	700,062	1,047,587
Spark Infrastructure Group, Ltd.	2,596,492	3,034,408
*Specialty Fashion Group, Ltd.	807,082	968,017
*Sphere Investments, Ltd.	7,555	—
Spotless Group, Ltd.	1,144,847	2,721,434
#*St. Barbara, Ltd.	4,257,092	934,063
*Starpharma Holdings, Ltd.	551,343	346,481
Straits Resources, Ltd.	878,069	1,095,961
#*Structural Systems, Ltd.	153,096	94,110
#*Stuart Petroleum, Ltd.	201,731	111,665
STW Communications Group, Ltd.	14,827	10,134
#*Sundance Resources, Ltd.	5,993,157	736,052
Sunland Group, Ltd.	789,627	524,438
Super Cheap Auto Group, Ltd.	718,503	3,034,162
*Swick Mining Services, Ltd.	49,595	20,387
Symex Holdings, Ltd.	355,611	156,005
*Talent2 International, Ltd.	474,826	575,837
*Tap Oil, Ltd.	3,940,285	3,703,336
Tassal Group, Ltd.	598,270	964,243
Technology One, Ltd.	1,318,149	887,866
#*Ten Network Holdings, Ltd.	2,056,782	2,772,016
#*Terramin Australia, Ltd.	147,756	98,508
#TFS Corp., Ltd.	1,027,886	923,665
Thakral Holdings Group, Ltd.	2,559,697	803,994
Thorn Group, Ltd.	23,042	24,000
*TNG, Ltd.	227,823	15,053
*Tower Australia Group, Ltd.	1,159,243	2,530,946
#*Tox Free Solutions, Ltd.	342,714	716,277
Transfield Services, Ltd.	814,645	2,564,061
Transfield Services, Ltd. Infrastructure Fund	756,730	698,999
*Transpacific Industries Group, Ltd.	363,760	398,092
#*Troy Resources NL	348,192	662,389
*Trust Co., Ltd.	82,756	481,438

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
UGL, Ltd.	332,576	$3,800,337
*Unilife Corp.	258,918	294,332
*United Minerals Corp. NL	161,411	184,175
UXC, Ltd.	968,954	593,691
*Victoria Petroleum NL	74,027	18,698
*View Resources, Ltd.	1,283,369	147,593
#Village Roadshow, Ltd.	596,487	1,103,596
*Virgin Blue Holdings, Ltd.	5,081,560	2,593,088
*Voyager Resources, Ltd.	19,640	408
#Watpac, Ltd.	628,444	778,185
*Wattyl, Ltd.	433,037	343,651
#WDS, Ltd.	375,342	529,697
#Webjet, Ltd.	373,212	782,971
*Webster, Ltd.	158,276	71,327
#West Australian Newspapers Holdings, Ltd.	709,322	4,572,820
#*Western Areas NL	529,359	1,931,839
#*White Energy Co., Ltd.	147,547	326,269
Whitehaven Coal, Ltd.	394,788	1,532,277
WHK Group, Ltd.	1,202,433	1,227,891
#Wide Bay Australia, Ltd.	70,360	629,785
*Willmott Forests, Ltd.	17,224	6,801
#*Windimurra Vanadium, Ltd.	537,429	80,824
Wotif.com Holdings, Ltd.	498,257	2,921,815

TOTAL AUSTRALIA		388,088,217

HONG KONG — (18.5%)
AAC Acoustic Technologies Holdings, Inc.	1,604,000	2,632,391
*ABC Communications (Holdings), Ltd.	172,000	64,910
Aeon Credit Service (Asia) Co., Ltd.	580,000	480,890
Aeon Stores Hong Kong Co., Ltd.	234,000	380,066
Alco Holdings, Ltd.	1,468,000	527,717
Allan International Holdings, Ltd.	592,000	159,702
Allied Group, Ltd.	683,200	1,687,477
#*Allied Properties, Ltd.	10,530,000	1,837,731
*Amax Holdings, Ltd.	1,650,000	35,535
*Apac Resources, Ltd.	4,140,000	241,360
*APT Satellite Holdings, Ltd.	850,000	319,723
*Artel Solutions Group Holdings, Ltd.	225,000	1,072
Arts Optical International Holdings, Ltd.	730,000	312,407
Asia Commercial Holdings, Ltd.	131,040	8,902
*Asia Energy Logistics Group, Ltd.	210,400	3,582
Asia Financial Holdings, Ltd.	2,546,908	903,892
*Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,361,206
*Asia Standard Hotel Group, Ltd.	13,095,018	785,003
*Asia Standard International Group, Ltd.	14,569,281	2,450,036
*Asia TeleMedia, Ltd.	2,832,000	36,476
*Associated International Hotels, Ltd.	954,000	2,067,066
Automated Systems Holdings, Ltd.	340,000	79,447
#*AVIC International Holding HK, Ltd.	5,332,000	283,896
*Bal Holdings, Ltd.	45	1
*Beijing Enterprises Water Group, Ltd.	4,400,000	1,417,696
*Beijing Properties Holdings , Ltd.	384,000	44,338
*Birmingham International Holdings , Ltd.	1,230,000	72,552
*Bonjour Holdings , Ltd.	13,000	12,023
Bossini International Holdings, Ltd.	3,871,500	226,394
Brightoil Petroleum Holdings, Ltd.	1,424,000	1,498,684
*Burwill Holdings, Ltd.	7,148,960	511,461
#C C Land Holdings, Ltd.	5,365,000	1,948,317
#Cafe de Coral Holdings, Ltd.	230,000	503,908
*Capital Estate, Ltd.	28,570,000	211,552
*Capital Publications, Ltd.	20,847,170	609,301

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Capital Strategic Investment, Ltd.	18,239,625	$453,211
*CASH Financial Services Group, Ltd.	119,565	13,296
*Celestial Asia Securities Holdings, Ltd.	343,810	78,457
*Centron Telecom International Holdings, Ltd.	56,000	15,601
Century City International Holdings, Ltd.	4,332,600	288,620
*Century Sunshine Group Holdings, Ltd.	185,000	8,667
Chevalier International Holdings, Ltd.	733,482	600,908
Chevalier Pacific Holdings, Ltd.	355,250	114,201
*Chia Tai Enterprises International, Ltd.	3,400,000	113,203
*China Best Group Holding, Ltd.	3,721,400	114,572
*China Digicontent Co., Ltd.	2,710,000	3,490
*China Electronics Corp. Holdings Co., Ltd.	1,216,250	184,570
*China Energy Development Holdings, Ltd.	1,100,000	73,331
*China Glass Holdings, Ltd.	100,000	30,198
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	129,706
*China Infrastructure Investment, Ltd.	6,280,000	192,009
*China Investments Holdings, Ltd.	210,000	5,401
*China LotSynergy Holdings, Ltd.	3,217,032	156,326
*China Metal International Holdings, Ltd.	2,582,000	725,275
China Motion Telecom International, Ltd.	5,080,000	94,226
China Motor Bus Co., Inc.	70,200	505,085
*China Precious Metal Resources Holdings Co., Ltd.	678,000	208,270
*China Properties Investment Holdings, Ltd.	880,000	10,263
#*China Public Procurement, Ltd.	912,000	106,108
*China Rise International Holdings, Ltd.	202,500	20,243
*China Seven Star Shopping, Ltd.	12,410,000	292,989
*China Solar Energy Holdings, Ltd.	7,390,000	140,640
*China Strategic Holdings, Ltd.	3,285,000	176,920
*China Timber Resources Group, Ltd.	3,400,000	66,978
China Ting Group Holdings, Ltd.	332,000	56,711
*China WindPower Group, Ltd.	9,440,000	929,998
*China Yunnan Tin Minerals Group, Ltd.	2,040,000	57,299
China Zirconium, Ltd.	2,328,000	147,941
*Chinasoft International, Ltd.	170,000	22,901
*ChinaVision Media Group, Ltd.	130,000	8,066
*Chinese People Holdings Co., Ltd.	8,960,000	401,919
Chinney Investments, Ltd.	1,144,000	162,209
#Chong Hing Bank, Ltd.	987,000	1,775,469
Chow Sang Sang Holdings, Ltd.	1,227,680	1,386,915
Chu Kong Shipping Development, Ltd.	1,584,000	317,368
Chuang’s Consortium International, Ltd.	3,588,786	353,453
*Chun Wo Development Holdings, Ltd.	2,002,926	161,210
#*Citic 1616 Holdings, Ltd.	2,657,000	707,457
*City e-Solutions, Ltd.	186,000	19,680
City Telecom, Ltd.	1,506,751	817,252
*CK Life Sciences International Holdings, Inc.	538,000	32,441
*Climax International Co., Ltd.	40,700	131
*CNNC International, Ltd.	445,000	498,958
*CNT Group, Ltd.	9,397,264	229,717
*COL Capital, Ltd.	2,749,840	441,872
Computer & Technologies Holdings, Ltd.	432,000	83,691
Continental Holdings, Ltd.	98,825	41,962
Convenience Retail Asia, Ltd.	64,000	16,237
*Cosmos Machinery Enterprises, Ltd.	1,616,400	177,620
Cross-Harbour Holdings, Ltd.	591,520	510,197
*Dah Sing Banking Group, Ltd.	757,200	1,013,262
*Dah Sing Financial Holdings, Ltd.	267,600	1,286,512
*Daisho Microline Holdings, Ltd.	1,236,000	81,847
*Dan Form Holdings Co., Ltd.	3,153,260	257,681
Daphne International Holdings, Ltd.	4,086,000	3,092,169
Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	322,961

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Dickson Concepts International, Ltd.	825,000	$429,903
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	14,558
*Dynamic Energy Holdings, Ltd.	448,000	18,922
*Dynamic Global Holdings, Ltd.	3,522,000	103,937
Dynamic Holdings, Ltd.	374,000	84,105
Eagle Nice (International) Holdings, Ltd.	238,000	96,773
EcoGreen Fine Chemical Group, Ltd.	1,112,000	288,607
*Eforce Holdings, Ltd.	3,480,000	87,055
*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	34,654
*Emperor Capital Group, Ltd.	749,672	47,399
Emperor Entertainment Hotel, Ltd.	2,410,000	318,201
Emperor International Holdings, Ltd.	3,808,360	722,850
*ENM Holdings, Ltd.	27,244,000	1,396,194
*EPI (Holdings), Ltd.	1,880,000	40,126
*eSun Holdings, Ltd.	302,000	39,301
*Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	336,749
*Ezcom Holdings, Ltd.	72,576	449
Fairwood Holdings, Ltd.	316,600	322,251
#*Far East Consortium International, Ltd.	3,973,766	1,275,237
*Far East Golden Resources Group, Ltd.	1,248,000	54,271
*Far East Technology International, Ltd.	179,520	17,137
*First Natural Foods Holdings, Ltd.	2,365,000	—
*Fong’s Industries Co., Ltd.	162,000	66,745
*Foundation Group, Ltd.	2,350,000	38,556
Four Seas Food Investment Holdings, Ltd.	202,184	40,297
Four Seas Mercantile Holdings, Ltd.	592,000	194,329
*Frasers Property China, Ltd.	16,477,000	452,907
#Fubon Bank Hong Kong, Ltd.	1,336,000	529,975
*Fujian Holdings, Ltd.	117,800	9,817
Fujikon Industrial Holdings, Ltd.	912,000	183,751
#*Galaxy Entertainment Group, Ltd.	2,630,121	986,183
Get Nice Holdings, Ltd.	10,550,000	674,806
Giordano International, Ltd.	6,824,000	2,049,930
*Global Green Tech Group, Ltd.	590,000	26,435
*Global Tech (Holdings), Ltd.	5,612,000	38,931
*Glorious Sun Enterprises, Ltd.	2,700,000	978,864
Gold Peak Industries (Holdings), Ltd.	2,894,050	397,495
*Golden Resorts Group, Ltd.	822,000	41,377
Golden Resources Development International, Ltd.	2,848,500	167,881
*Goldin Financial Holdings, Ltd.	360,000	45,892
#*Goldin Properties Holdings, Ltd.	1,876,000	868,011
Golik Holdings, Ltd.	250,500	12,967
*Good Fellow Resources Holdings, Ltd.	150,000	24,609
*GR Vietnam Holdings, Ltd.	620,000	9,760
*Grande Holdings, Ltd.	882,000	77,289
Great Eagle Holdings, Ltd.	490,499	1,213,263
*Group Sense International, Ltd.	2,448,000	83,348
*Guangnan Holdings, Ltd.	1,779,600	321,724
*Hang Fung Gold Technology, Ltd.	1,972,482	—
*Hannstar Board International Holdings, Ltd.	546,000	139,145
*Hans Energy Co., Ltd.	7,556,000	371,767
Harbour Centre Development, Ltd.	889,500	721,028
*Heng Tai Consumables Group, Ltd.	4,997,475	461,153
High Fashion International, Ltd.	268,000	62,126
HKR International, Ltd.	2,412,736	895,743
*Hong Fok Land, Ltd.	1,210,000	1,558
Hong Kong & Shanghai Hotels, Ltd.	292,176	411,301
Hong Kong Catering Management, Ltd.	542,796	103,727
#*Hong Kong Ferry (Holdings) Co., Ltd.	809,300	649,079
*Hong Kong Resources Holdings Co., Ltd.	296,000	41,715

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Hongkong Chinese, Ltd.	4,482,000	$401,420
Hop Fung Group Holdings, Ltd.	888,000	164,158
Hsin Chong Construction Group, Ltd.	1,569,658	230,093
Huafeng Group Holdings, Ltd.	12,853,325	816,299
Hung Hing Printing Group, Ltd.	530,000	160,290
*Huscoke Resources Holdings, Ltd.	1,224,000	94,424
Hutchison Harbour Ring, Ltd.	9,204,000	1,064,165
*Hutchison Telecommunications International, Ltd.	4,239,000	1,162,950
*HyComm Wireless, Ltd.	47,090	7,284
*I.T., Ltd.	2,734,000	458,990
*I-Cable Communications, Ltd.	109,000	16,378
*IDT International, Ltd.	6,240,183	204,174
Integrated Distribution Services Group, Ltd.	759,000	1,272,608
*Interchina Holdings Co., Ltd.	14,985,000	164,923
*IPE Group, Ltd.	1,425,000	145,966
*ITC Corp., Ltd.	893,645	51,517
*ITC Properties Group, Ltd.	3,858,747	571,116
*Jackin International Holdings, Ltd.	946,000	90,815
*Jiuzhou Development Co., Ltd.	2,632,000	302,562
*JLF Investment Co., Ltd.	1,503,500	141,152
#*Johnson Electric Holdings, Ltd.	4,319,500	2,041,881
*Joyce Boutique Holdings, Ltd.	1,530,000	44,340
*Junefield Department Store Group, Ltd.	384,000	11,959
#K Wah International Holdings, Ltd.	2,788,405	910,266
Kantone Holdings, Ltd.	10,351,685	251,297
*Karl Thomson Holdings, Ltd.	1,188,000	158,452
Karrie International Holdings, Ltd.	1,431,600	96,633
Keck Seng Investments (Hong Kong), Ltd.	904,600	458,897
*Kee Shing Holdings, Ltd.	886,000	103,072
Kin Yat Holdings, Ltd.	586,000	195,912
King Fook Holdings, Ltd.	880,000	89,866
*King Pacific International Holdings, Ltd.	1,404,200	22,065
Kingmaker Footwear Holdings, Ltd.	1,476,955	189,396
*Kiu Hung Energy Holdings, Ltd.	350,000	14,387
*Ko Yo Ecological Agrotech Group, Ltd.	340,000	8,702
*Kong Sun Holdings, Ltd.	109,900	6,408
#Kowloon Development Co., Ltd.	1,574,000	1,682,416
*KPI Co., Ltd.	582,000	29,278
KTP Holdings, Ltd.	560,400	87,760
Kwoon Chung Bus Holdings, Ltd.	556,000	82,639
*Lai Sun Development Co., Ltd.	78,052,800	1,222,158
Lam Soon Hong Kong, Ltd.	302,310	210,180
Le Saunda Holdings, Ltd.	1,424,000	299,159
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,975
Lee & Man Holdings, Ltd.	1,780,000	914,387
Lerado Group Holding Co., Ltd.	1,602,000	242,820
*LeRoi Holdings, Ltd.	770,362	23,508
*Lijun International Pharmaceutical Holding, Ltd.	1,790,000	275,523
Lippo, Ltd.	1,195,700	388,023
Liu Chong Hing Investment, Ltd.	755,200	683,345
*Longrun Tea Group Co., Ltd.	850,000	80,858
*Loudong General Nice Resources China Holdings, Ltd.	35,708	6,842
Luen Thai Holdings, Ltd.	1,345,000	141,732
Luk Fook Holdings (International), Ltd.	1,192,000	954,447
#Luks Industrial Group, Ltd.	302,913	130,828
*Lung Cheong International Holdings, Ltd.	2,426,000	112,381
*Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	789,388
*Magnificent Estates, Ltd.	12,744,000	246,847
Mainland Headwear Holdings, Ltd.	765,600	94,340
Man Yue International Holdings, Ltd.	1,084,000	334,640
Matrix Holdings, Ltd.	1,067,414	171,563

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Meadville Holdings, Ltd.	1,338,000	$514,791
*Mei Ah Entertainment Group, Ltd.	8,660,000	247,669
Melbourne Enterprises, Ltd.	45,500	454,307
#*Melco International Development, Ltd.	2,228,000	896,285
*Midas International Holdings, Ltd.	3,272,000	92,834
Midland Holdings, Ltd.	3,068,000	2,563,256
*Ming Fung Jewellery Group, Ltd.	200,000	18,936
#*Minmetals Holdings, Ltd.	2,670,000	567,308
#Miramar Hotel & Investment Co., Ltd.	772,000	787,125
Nanyang Holdings, Ltd.	137,500	217,982
National Electronics Holdings, Ltd.	2,156,000	144,676
Natural Beauty Bio-Technology, Ltd.	4,790,000	867,754
Neo-Neon Holdings, Ltd.	770,000	556,141
New Century Group Hong Kong, Ltd.	13,351,464	220,864
#*New Times Energy Corp, Ltd.	7,108,000	294,993
Neway Group Holdings, Ltd.	16,400,000	547,486
*Newocean Green Energy Holdings, Ltd.	532,000	64,766
*Next Media, Ltd.	4,167,183	565,203
*Norstar Founders Group, Ltd.	3,256,000	—
*Omnicorp, Ltd./Hong Kong	22,000	6,102
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	549,706	81,200
*Orient Power Holdings, Ltd.	804,000	19,468
Oriental Watch Holdings, Ltd.	671,000	139,451
*Overseas Chinese Town Asia Holdings, Ltd.	384,000	191,868
Pacific Andes International Holdings, Ltd.	3,206,797	611,393
Pacific Basin Shipping, Ltd.	4,006,000	2,949,327
*Pacific Century Premium Developments, Ltd.	4,569,000	1,358,922
Pacific Textile Holdings, Ltd.	109,000	76,935
Paliburg Holdings, Ltd.	2,198,830	717,562
*Paradise Entertainment, Ltd.	396,900	12,491
Paul Y Engineering Group, Ltd.	75,692	5,831
#PCCW, Ltd.	8,537,000	2,265,801
#*Peace Mark Holdings, Ltd.	2,738,022	—
*Pegasus International Holdings, Ltd.	226,000	39,283
#*PetroAsian Energy Holdings, Ltd.	1,536,000	201,235
Pico Far East Holdings, Ltd.	3,670,000	635,750
*PME Group, Ltd.	950,000	48,576
Pokfulam Development Co., Ltd.	234,000	170,209
*Pokphand (C.P.) Co., Ltd.	5,970,000	406,810
*Polyard Petroleum International Group, Ltd.	1,170,000	11,905
Polytec Asset Holdings, Ltd.	1,290,000	234,553
*Premium Land, Ltd.	4,950,000	120,785
#Public Financial Holdings, Ltd.	1,848,000	911,951
*PYI Corp., Ltd.	190,000	8,728
*Pyxis Group, Ltd.	1,936,000	53,954
*QPL International Holdings, Ltd.	1,354,000	78,479
Quality Healthcare Asia, Ltd.	478,995	235,253
Raymond Industrial, Ltd.	1,509,400	163,140
#Regal Hotels International Holdings, Ltd.	2,253,800	780,885
*Rising Development Holdings, Ltd.	56,000	19,315
Rivera Holdings, Ltd.	5,710,000	257,376
#Road King Infrastructure, Ltd.	1,108,000	802,093
Roadshow Holdings, Ltd.	1,456,000	140,566
S.A.S. Dragon Holdings, Ltd.	1,456,000	236,170
Sa Sa International Holdings, Ltd.	2,064,000	1,315,779
Safety Godown Co., Ltd.	408,000	216,061
Samson Paper Holdings, Ltd.	666,000	67,358
*San Miguel Brewery Hong Kong, Ltd.	612,800	98,719
*Sanyuan Group, Ltd.	415,000	8,018
*Sea Holdings, Ltd.	1,138,000	487,470
*SEEC Media Group, Ltd.	2,550,000	63,126

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Shell Electric Holdings, Ltd.	1,254,172	$258,461
#Shell Electric Manufacturing Co., Ltd.	1,254,172	805,626
#Shenyin Wanguo, Ltd.	1,212,500	600,676
*Shougang Concord Century Holdings, Ltd.	3,916,000	469,817
*Shougang Concord Grand Group, Ltd.	2,451,000	140,142
*Shougang Concord Technology Holdings, Ltd.	2,639,809	182,363
#Shui On Construction & Materials, Ltd.	534,000	681,897
*Shun Ho Resources Holdings, Ltd.	483,000	53,525
*Shun Ho Technology Holdings, Ltd.	1,037,452	97,403
#Shun Tak Holdings, Ltd.	2,188,000	1,263,841
Sing Tao News Corp., Ltd.	1,842,000	163,320
*Singamas Container Holdings, Ltd.	1,718,000	265,964
*Sino Gas Group, Ltd.	1,800,000	81,760
*Sinocan Holdings, Ltd.	350,000	1,758
Sinotrans Shipping, Ltd.	3,084,000	1,436,937
*Skyfame Realty Holdings, Ltd.	2,737,750	186,890
Smartone Telecommunications Holdings, Ltd.	1,272,500	1,172,398
*SMI Publishing Group, Ltd.	250,511	484
#Solomon Systech International, Ltd.	3,808,000	344,019
*South China (China), Ltd.	5,620,000	352,248
South China Financial Holdings, Ltd.	4,872,000	64,204
Southeast Asia Properties & Finance, Ltd.	289,892	76,942
*Star Cruises, Ltd.	59,000	13,458
*Starlight International Holdings, Ltd.	1,903,792	72,049
#Stella International Holdings, Ltd.	194,074	398,050
Styland Holdings, Ltd.	101,991	325
*Success Universe Group, Ltd.	5,560,000	231,268
Sun Hing Vision Group Holdings, Ltd.	358,000	157,175
#Sun Hung Kai & Co., Ltd.	237,000	182,725
*Sun Innovation Holdings, Ltd.	1,970,000	45,501
Sunway International Holdings, Ltd.	866,000	22,916
*Superb Summit International Timber Co., Ltd.	2,401,600	89,508
SW Kingsway Capitol Holdings, Ltd.	4,650,000	128,386
Synergis Holdings, Ltd.	350,033	38,757
#*Tack Fat Group International, Ltd.	4,448,000	229,162
Tack Hsin Holdings, Ltd.	102,000	23,814
Tai Cheung Holdings, Ltd.	1,799,000	991,641
Tai Fook Securities Group, Ltd.	1,141,899	875,805
Tai Sang Land Development, Ltd.	576,984	208,375
Tak Sing Alliance Holdings, Ltd.	2,703,865	383,880
Tan Chong International, Ltd.	1,212,000	227,565
*TCC International Holdings, Ltd.	1,829,789	712,691
*Technology Venture Holdings, Ltd.	148,600	45,635
Techtronic Industries Co., Ltd.	3,354,000	2,757,964
Television Broadcasts, Ltd.	139,000	648,642
*Termbray Industries International (Holdings), Ltd.	2,304,900	338,434
Tern Properties Co., Ltd.	61,200	26,087
Texhong Textile Group, Ltd.	1,930,000	334,162
Texwinca Holdings, Ltd.	1,976,000	1,739,729
*Tian Teck Land, Ltd.	1,076,000	969,920
*Titan Petrochemicals Group, Ltd.	4,860,000	176,869
*Tom Group, Ltd.	168,000	16,605
*Tomorrow International Holdings, Ltd.	1,626,420	83,526
*Tongda Group Holdings, Ltd.	6,010,000	199,428
Top Form International, Ltd.	2,760,000	191,382
*Topsearch International (Holdings), Ltd.	3,860,000	204,842
Transport International Holdings, Ltd.	225,600	647,019
Tristate Holdings, Ltd.	188,000	37,756
*TSC Offshore Group, Ltd.	191,000	62,804
Tungtex (Holdings) Co., Ltd.	910,000	182,597
Tysan Holdings, Ltd.	1,040,773	156,128

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*United Laboratories, Ltd. (The)	852,000	$424,363
*United Power Investment, Ltd.	5,696,000	141,630
*U-Right International Holdings, Ltd.	4,746,000	8,558
*USI Holdings, Ltd.	1,937,331	549,965
#*Value Partners Group, Ltd.	757,000	517,348
Van Shung Chong Holdings, Ltd.	2,205,335	252,616
*Vantage International Holdings, Ltd.	1,398,000	114,325
#Varitronix International, Ltd.	877,293	282,722
Vedan International (Holdings), Ltd.	3,144,000	342,152
Veeko International Holdings, Ltd.	1,532,981	33,994
*Victory City International Holdings, Ltd.	2,759,185	662,814
*Vision Tech International Holdings, Ltd.	1,240,000	71,930
*Vision Values Holdings, Ltd.	28,140	17,558
*Vital Biotech Holdings, Ltd.	470,000	11,785
#Vitasoy International Holdings, Ltd.	3,457,000	2,340,170
#*Vodone, Ltd.	1,032,000	266,886
*Vongroup, Ltd.	10,865,000	292,693
VST Holdings, Ltd.	1,406,000	297,079
Vtech Holdings, Ltd.	120,000	1,179,690
Wah Ha Realty Co., Ltd.	278,600	88,177
*Wah Nam International Holdings, Ltd.	760,000	105,116
*Wai Kee Holdings, Ltd.	8,218,738	1,753,977
*Wai Yuen Tong Medicine Holdings, Ltd.	9,694,095	82,247
Wang On Group, Ltd.	35,148	621
*Warderly International Holdings, Ltd.	520,000	32,149
*Water Oasis Group, Ltd.	18,000	8,644
Wheelock Properties, Ltd.	1,645,000	1,032,960
*Winfoong International, Ltd.	1,331,000	28,348
Wing On Co. International, Ltd.	785,000	1,046,704
*Winteam Pharmaceutical Group, Ltd.	1,648,000	184,513
Wong’s International (Holdings), Ltd.	737,641	95,394
*Wong’s Kong King International (Holdings), Ltd.	120,000	10,765
#Xinyi Glass Holding Co., Ltd.	1,902,000	1,498,917
Y. T. Realty Group, Ltd.	865,000	151,050
Yangtzekiang Garment, Ltd.	607,500	112,884
Yau Lee Holdings, Ltd.	534,000	83,653
YGM Trading, Ltd.	284,000	288,544
*Yueshou Environmental Holdings, Ltd.	510,800	10,407
*Yugang International, Ltd.	100,824,000	1,132,293
*Yunnan Enterprises Holdings, Ltd.	240,000	23,666

TOTAL HONG KONG		148,512,437

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	3,782
*Rekapacific Berhad	473,000	—
*Samling Global, Ltd. Berhad	306,000	26,082

TOTAL MALAYSIA		29,864

NEW ZEALAND — (5.8%)
Abano Healthcare Group, Ltd.	35,022	144,109
*AFFCO Holdings, Ltd.	1,806,887	470,177
Air New Zealand, Ltd.	1,332,900	1,207,695
Auckland International Airport, Ltd. (6123707)	1,214,407	1,653,442
*Auckland International Airport, Ltd. (61237RR)	75,900	103,340
Cavalier Corp., Ltd.	283,674	554,666
*CDL Investments (New Zealand), Ltd.	395,965	71,877
Colonial Motor Co., Ltd.	148,846	235,113
Ebos Group, Ltd.	161,966	678,079
*Fisher & Paykel Appliances Holdings, Ltd.	2,969,564	1,247,294
Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,736,926
#Freightways, Ltd.	739,163	1,692,057

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
#Hallenstein Glassons Holdings, Ltd.	242,461	$612,732
*Hellaby Holdings, Ltd.	242,239	289,172
Horizon Energy Distribution, Ltd.	40,420	107,024
Infratil, Ltd.	2,070,579	2,388,250
Mainfreight, Ltd.	418,575	1,679,870
Methven, Ltd.	70,490	82,775
Michael Hill International, Ltd.	1,534,152	751,252
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	441,887
New Zealand Exchange, Ltd.	285,516	456,261
New Zealand Oil & Gas, Ltd.	1,729,680	1,841,751
#New Zealand Refining Co., Ltd.	600,961	1,545,635
Northland Port Corp. (New Zealand), Ltd.	219,997	289,581
#Nuplex Industries, Ltd.	904,126	2,046,581
*Pike River Coal, Ltd.	186,615	124,563
Port of Tauranga, Ltd.	533,596	2,664,388
*ProvencoCadmus, Ltd.	524,201	—
#Pumpkin Patch, Ltd.	606,913	833,572
#*Pyne Gould Guinness, Ltd.	1,576,514	688,676
*Rakon, Ltd.	52,061	41,196
Restaurant Brand (New Zealand), Ltd.	369,175	459,387
*Richina Pacific, Ltd.	274,180	69,261
*Rubicon, Ltd.	974,601	718,127
#Ryman Healthcare, Ltd.	1,858,916	2,730,585
Sanford, Ltd.	407,276	1,373,682
Scott Technology, Ltd.	23,575	21,499
*Seafresh Fisheries, Ltd.	80,520	1,582
*Skellerup Holdings, Ltd.	252,287	84,849
Sky City Entertainment Group, Ltd.	2,535,089	5,861,230
Sky Network Television, Ltd.	349,607	1,175,745
South Port (New Zealand), Ltd.	30,744	57,276
#Steel & Tube Holdings, Ltd.	394,859	805,953
*Tenon, Ltd.	19,132	11,962
*Tourism Holdings, Ltd.	274,867	170,893
Tower, Ltd.	840,553	1,161,941
Trustpower, Ltd.	10,356	53,014
Vector, Ltd.	316,231	434,183
Warehouse Group, Ltd.	497,796	1,342,828

TOTAL NEW ZEALAND		47,213,938

SINGAPORE — (12.2%)
*Addvalue Technologies, Ltd.	1,043,000	28,672
#Advanced Holdings, Ltd.	691,000	129,720
Allgreen Properties, Ltd.	2,604,000	2,153,070
Aqua-Terra Supply Co., Ltd.	641,000	155,554
Armstrong Industrial Corp., Ltd.	1,340,000	231,657
*ASA Group Holdings, Ltd.	336,000	13,739
*Asia Environment Holdings, Ltd.	528,793	107,779
*Asia Food & Properties, Ltd.	1,360,000	503,202
*Asia-Pacific Strategic Investments, Ltd.	1,410	171
*ASL Marine Holdings, Ltd.	497,000	319,635
A-Sonic Aerospace, Ltd.	626,996	36,296
*Baker Technology, Ltd.	223,000	45,745
*Ban Joo & Co., Ltd.	1,466,000	46,215
*Banyan Tree Holdings, Ltd.	39,000	19,427
Best World International, Ltd.	307,500	63,363
*Beyonics Technology, Ltd.	7,152,300	978,438
Bonvests Holdings, Ltd.	990,000	660,742
*Breadtalk Group, Ltd.	37,000	17,183
Broadway Industrial Group, Ltd.	461,000	263,317
Brothers (Holdings), Ltd.	504,628	64,434
#Bukit Sembawang Estates, Ltd.	374,003	1,201,630

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
CEI Contract Manufacturing, Ltd.	432,000	$35,213
Cerebos Pacific, Ltd.	528,000	1,577,707
#CH Offshore, Ltd.	1,393,400	644,307
*Changjiang Fertilizer Holdings, Ltd.	515	90
Chemical Industries (Far East), Ltd.	105,910	35,774
#China Aviation Oil Singapore Corp., Ltd.	222,000	174,062
*China Dairy Group, Ltd.	1,502,000	223,169
#*China Energy, Ltd.	3,110,000	489,647
China Merchants Holdings Pacific, Ltd.	809,000	345,706
Chip Eng Seng Corp., Ltd.	1,612,800	415,016
Chosen Holdings, Ltd.	1,284,000	132,395
*Chuan Hup Holdings, Ltd.	4,033,000	926,315
*Chuan Soon Huat Industrial Group, Ltd.	614,000	4,366
*Compact Metal Industries, Ltd.	643,000	4,573
#Cosco Corp. (Singapore), Ltd.	2,004,000	1,778,944
#Creative Technology Co., Ltd.	257,350	1,068,564
CSC Holdings, Ltd.	1,829,000	219,579
CSE Global, Ltd.	1,854,000	1,152,517
#CWT, Ltd.	1,027,700	679,834
#*Delong Holdings, Ltd.	1,287,000	566,623
*Digiland International, Ltd.	11,763,000	41,830
*Eagle Brand Holdings, Ltd.	14,387,000	596,657
*Eastern Asia Technology, Ltd.	1,034,000	72,851
*Ellipsiz, Ltd.	123,000	10,485
Engro Corp., Ltd.	354,000	247,209
*Enviro-Hub Holdings, Ltd.	1,445,666	97,663
#*Epure International, Ltd.	1,108,000	716,339
Eu Yan Sang International, Ltd.	213,000	67,697
*Eucon Holdings, Ltd.	3,096,000	75,088
#*Ezion Holdings, Ltd.	449,000	226,822
#Ezra Holdings, Ltd.	1,355,000	2,023,909
#F.J. Benjamin Holdings, Ltd.	1,095,000	204,761
Federal International (2000), Ltd.	985,500	131,702
#*First Resources, Ltd.	324,000	246,892
Food Empire Holdings, Ltd.	1,094,400	249,949
Fragrance Group, Ltd.	41,000	16,642
*Freight Links Express Holdings, Ltd.	3,893,000	123,404
*Fu Yu Corp., Ltd.	3,955,750	279,717
*Furama, Ltd.	302,000	424,762
*Gallant Venture, Ltd.	1,310,000	234,873
GK Goh Holdings, Ltd.	1,463,000	643,846
*Global Yellow Pages, Ltd.	299,000	32,852
#Goodpack, Ltd.	1,091,000	949,309
GP Batteries International, Ltd.	395,000	356,829
GP Industries, Ltd.	3,054,209	799,152
*Grand Banks Yachts, Ltd.	250,000	76,444
Guocoland, Ltd.	495,500	773,857
Hersing Corp., Ltd.	1,285,000	283,019
Hiap Seng Engineering, Ltd.	266,000	114,392
Hi-P International, Ltd.	1,152,000	562,351
Ho Bee Investment, Ltd.	945,000	1,097,649
*Hong Fok Corp., Ltd.	3,172,700	1,454,424
Hong Leong Asia, Ltd.	604,000	1,556,973
Hotel Grand Central, Ltd.	1,060,514	531,157
#Hotel Properties, Ltd.	1,452,400	2,105,908
Hour Glass, Ltd.	622,744	304,802
HTL International Holdings, Ltd.	1,063,843	331,563
*Huan Hsin Holdings, Ltd.	1,138,400	214,740
HupSteel, Ltd.	1,572,875	292,494
Hwa Hong Corp., Ltd.	2,436,000	955,293
#Hyflux, Ltd.	1,230,000	2,876,058

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
IDT Holdings, Ltd.	693,000	$212,667
IFS Capital, Ltd.	382,800	153,350
#*Indofood Agri Resources, Ltd.	651,000	936,428
*Informatics Education, Ltd.	1,339,000	42,292
#InnoTek, Ltd.	613,000	158,003
*Intraco, Ltd.	608,500	151,449
IPC Corp., Ltd.	1,512,000	133,745
Isetan (Singapore), Ltd.	122,500	288,882
*Jadason Enterprises, Ltd.	728,000	43,959
*Jasper Investments, Ltd.	90,680	8,097
#Jaya Holdings, Ltd.	1,530,000	652,560
*JK Yaming International Holdings, Ltd.	907,000	257,991
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	39,603
K1 Ventures, Ltd.	3,349,500	379,486
#Keppel Telecommunications & Transportation, Ltd.	1,537,600	1,513,768
Khong Guan Flour Milling, Ltd.	38,000	35,034
Kian Ann Engineering, Ltd.	1,302,000	162,228
Kian Ho Bearings, Ltd.	781,500	100,032
Kim Eng Holdings, Ltd.	1,308,620	1,846,673
Koh Brothers Group, Ltd.	1,312,000	231,796
#KS Energy Services, Ltd.	498,000	450,927
Lafe Corp., Ltd.	1,234,800	74,409
*LanTroVision (S), Ltd.	5,028,750	107,280
LC Development, Ltd.	2,041,254	273,577
Lee Kim Tah Holdings, Ltd.	1,600,000	555,415
*Lion Asiapac, Ltd.	473,000	121,512
Low Keng Huat Singapore, Ltd.	1,834,000	628,608
Lum Chang Holdings, Ltd.	1,042,030	220,454
*Manhattan Resources, Ltd.	668,000	269,595
*Manufacturing Integration Technology, Ltd.	302,000	32,028
*Mediaring.Com, Ltd.	3,161,500	489,893
Memtech International, Ltd.	1,322,000	89,308
Metro Holdings, Ltd.	1,675,160	922,838
#Midas Holdings, Ltd.	1,530,000	1,079,905
*Mirach Energy, Ltd.	460,000	33,883
Miyoshi Precision, Ltd.	353,500	35,095
MobileOne, Ltd.	1,794,000	2,635,305
*Multi-Chem, Ltd.	1,263,000	121,248
Nera Telecommunications, Ltd.	1,272,000	292,657
New Toyo International Holdings, Ltd.	1,043,000	146,519
NSL, Ltd.	414,000	404,878
#*Oceanus Group, Ltd.	1,055,000	267,815
*Orchard Parade Holdings, Ltd.	956,022	718,672
*Osim International, Ltd.	964,000	393,860
Ossia International, Ltd.	643,554	64,436
*Overseas Union Enterprise, Ltd.	86,000	547,420
Pan Pacific Hotels Group, Ltd.	1,687,500	1,810,840
Pan-United Corp., Ltd.	2,026,000	750,142
*Parkway Holdings, Ltd.	1,326,133	2,522,956
PCI, Ltd.	734,000	188,836
*Penguin International, Ltd.	400,000	42,250
Pertama Holdings, Ltd.	459,750	119,331
Petra Foods, Ltd.	881,000	625,316
Popular Holdings, Ltd.	3,315,650	400,756
*PSC Corp., Ltd.	1,973,419	373,294
QAF, Ltd.	881,000	337,519
Qian Hu Corp., Ltd.	674,600	69,103
#Raffles Education Corp., Ltd.	3,843,781	1,084,516
Raffles Medical Group, Ltd.	198,000	193,669
Rotary Engineering, Ltd.	1,108,600	768,955
San Teh, Ltd.	1,006,087	205,846

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
SBS Transit, Ltd.	962,500	$1,181,738
#*SC Global Developments, Ltd.	42,000	50,465
*Seroja Investments, Ltd.	17,768	6,413
Sim Lian Group, Ltd.	1,380,000	452,057
*Sing Holdings, Ltd.	36,666	9,909
Sing Investments & Finance, Ltd.	198,450	197,089
Singapore Airport Terminal Services, Ltd.	117,000	205,404
Singapore Land, Ltd.	148,000	672,482
Singapore Post, Ltd.	3,567,900	2,557,427
Singapore Reinsurance Corp., Ltd.	1,514,530	271,659
Singapore Shipping Corp., Ltd.	1,710,000	326,432
Singapura Finance, Ltd.	174,062	170,147
Sinwa, Ltd.	259,000	70,099
SMB United, Ltd.	1,224,000	262,902
#SMRT Corp., Ltd.	1,421,000	1,917,645
SSH Corp., Ltd.	1,307,000	234,852
*Stamford Land Corp., Ltd.	2,803,000	810,122
Straco Corp., Ltd.	130,000	12,018
Straits Asia Resources, Ltd.	1,380,000	2,100,825
*Sunningdale Tech, Ltd.	5,410,000	514,220
*Sunright, Ltd.	48,000	5,120
*Super Coffeemix Manufacturing, Ltd.	169,000	76,407
Superbowl Holdings, Ltd.	980,000	141,458
Superior Multi-Packaging, Ltd.	455,500	30,772
#*Swiber Holdings, Ltd.	801,000	584,539
#Tat Hong Holdings, Ltd.	1,054,800	735,208
*Thakral Corp., Ltd.	6,028,000	318,193
Tiong Woon Corp. Holding, Ltd.	924,000	355,166
*Transcu Group, Ltd.	449,000	37,908
Trek 2000 International, Ltd.	1,004,000	143,603
*TT International, Ltd.	480	12
UMS Holdings, Ltd.	941,000	111,534
#United Engineers, Ltd.	577,666	791,283
*United Envirotech, Ltd.	352,000	71,140
United Industrial Corp., Ltd.	404,000	556,953
United Overseas Insurance, Ltd.	188,250	406,788
*United Pulp & Paper Co., Ltd.	708,000	75,796
UOB-Kay Hian Holdings, Ltd.	1,478,400	1,614,025
UOL Group, Ltd.	774,000	2,051,127
Venture Corp., Ltd.	504,000	3,021,727
Vicom, Ltd.	120,000	200,051
WBL Corp., Ltd.	600,000	2,157,285
#Wheelock Properties, Ltd.	1,207,000	1,658,761
Wing Tai Holdings, Ltd.	1,619,000	2,251,248
*Xpress Holdings, Ltd.	3,079,000	163,794
YHI International, Ltd.	1,174,000	211,321
*Yoma Strategic Holdings, Ltd.	132,000	7,976
*Yongnam Holdings, Ltd.	1,970,000	340,201

TOTAL SINGAPORE		97,878,964

TOTAL COMMON STOCKS		681,723,420

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
#*Village Roadshow, Ltd. Series A	334,417	622,307

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Apex Minerals NL Warrants 11/09/12	189,579	1,845
*Havilah Resources NL Warrants 04/30/10	2,017	18
*Millennium Minerals, Ltd. Rights 02/05/10	62,652	—
*Samson Oil & Gas, Ltd. Warrants 12/31/12	306,678	2,713

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*UXC, Ltd. Options 03/31/10	94,269	$20,849

TOTAL AUSTRALIA		25,425

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	118,749
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—
*ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,627
*Lippo, Ltd. Warrants 07/04/11	82,470	2,039
*South China (China), Ltd. Rights 09/06/10	1,124,000	14,477

TOTAL HONG KONG		140,892

SINGAPORE — (0.0%)
*Goodpack, Ltd. Warrants 11/30/12	218,200	86,892
*Qian Hu Corp., Ltd. Rights 09/19/10	104,100	8,143

TOTAL SINGAPORE		95,035

TOTAL RIGHTS/WARRANTS		261,352

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $1,530,000, FNMA 6.00%, 10/01/38, valued at $1,141,163) to be repurchased at $1,122,018	$1,122	1,122,000

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (14.9%)
§@DFA Short Term Investment Fund LP	120,000,000	120,000,000
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $30,376) to be repurchased at $29,780	$30	29,780

TOTAL SECURITIES LENDING COLLATERAL		120,029,780

TOTAL INVESTMENTS — (100.0%) (Cost $738,886,694)##		$803,758,859

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$616,752	$387,471,465	—	$388,088,217
Hong Kong	719,523	147,792,914	—	148,512,437
Malaysia	—	29,864	—	29,864
New Zealand	57,276	47,156,662	—	47,213,938
Singapore	1,350,654	96,528,310	—	97,878,964
Preferred Stocks
Australia	—	622,307	—	622,307
Rights/Warrants
Australia	4,558	20,867	—	25,425
Hong Kong	16,516	124,376	—	140,892
Singapore	95,035	—	—	95,035
Temporary Cash Investments	—	1,122,000	—	1,122,000
Securities Lending Collateral	—	120,029,780	—	120,029,780

TOTAL	$2,860,314	$800,898,545	—	$803,758,859

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (97.6%)
Consumer Discretionary — (20.7%)
4imprint Group P.L.C.	96,735	$194,842
Aegis Group P.L.C.	3,182,694	6,054,828
*Aga Rangemaster Group P.L.C.	288,143	649,483
*Arena Leisure P.L.C.	1,372,024	596,247
*Barratt Developments P.L.C.	1,004,817	1,907,285
Bellway P.L.C.	420,170	4,950,273
*Berkeley Group Holdings P.L.C. (The)	320,225	4,069,678
Bloomsbury Publishing P.L.C.	271,841	584,339
*Bovis Homes Group P.L.C.	474,842	3,001,377
Burberry Group P.L.C.	277,987	2,713,574
Carpetright P.L.C.	167,232	2,444,747
Carphone Warehouse Group P.L.C.	1,013,905	3,076,685
Centaur Media P.L.C.	556,967	463,966
Chime Communications P.L.C.	210,455	695,029
*Chrysalis Group P.L.C.	107,232	167,848
Churchill China P.L.C.	30,000	128,061
*Cineworld Group P.L.C.	3,286	8,217
*Clinton Cards P.L.C.	740,506	530,496
*Cosalt P.L.C.	648,218	103,207
Daily Mail & General Trust P.L.C. Series A	636,483	4,560,252
#*Debenhams P.L.C.	2,383,809	2,557,023
Dignity P.L.C.	253,604	2,528,025
*Domino’s Pizza UK & IRL P.L.C.	28,654	145,462
*DSG International P.L.C.	10,089,373	5,051,031
Dunelm Group P.L.C.	38,882	222,445
eaga P.L.C.	140,286	312,737
*Enterprise Inns P.L.C.	627,886	1,186,449
Euromoney Institutional Investor P.L.C.	305,085	2,284,484
#*Findel P.L.C.	1,283,962	680,191
*Forminster P.L.C.	43,333	2,598
*French Connection Group P.L.C.	373,475	227,390
Fuller Smith & Turner P.L.C.	129,026	1,087,855
Future P.L.C.	1,324,863	408,143
*Galiform P.L.C.	521,046	733,993
Game Group P.L.C.	1,441,697	2,115,864
*Games Workshop Group P.L.C.	101,889	616,584
*GKN P.L.C.	1,846,299	3,372,240
Greene King P.L.C.	716,652	5,073,049
Halfords Group P.L.C.	761,585	4,603,285
Haynes Publishing Group P.L.C.	14,703	56,140
Headlam Group P.L.C.	330,383	1,633,037
Henry Boot P.L.C.	426,786	678,288
#HMV Group P.L.C.	1,545,882	1,876,568
Holidaybreak P.L.C.	206,890	873,720
*Hornby P.L.C.	154,220	364,776
Huntsworth P.L.C.	795,153	793,876
*Inchcape P.L.C.	7,818,791	3,318,794
Informa P.L.C.	1,449,124	7,593,800
*ITV P.L.C.	2,312,304	2,073,534
*J.D. Wetherspoon P.L.C.	437,012	3,170,315
JD Sports Fashion P.L.C.	120,013	1,125,619
*JJB Sports P.L.C.	1,351,785	455,243
*John Menzies P.L.C.	244,534	1,214,774
*Johnston Press P.L.C.	109,928	47,959
Kesa Electricals P.L.C.	1,982,633	4,062,950
Ladbrokes P.L.C.	1,188,699	2,969,112
Laura Ashley Holdings P.L.C.	2,800,394	568,981
*Lookers P.L.C.	1,251,177	899,834

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Luminar Group Holdings P.L.C.	347,909	$221,261
#*Manganese Bronze Holdings P.L.C.	68,818	95,504
Marston’s P.L.C.	1,367,965	1,914,232
Millennium & Copthorne Hotels P.L.C.	609,888	3,698,675
*Mitchells & Butlers P.L.C.	284,973	1,253,128
Mothercare P.L.C.	324,479	3,318,765
N Brown Group P.L.C.	838,307	3,013,287
Pace P.L.C.	772,437	2,323,375
*PartyGaming P.L.C.	238,967	1,069,612
*Pendragon P.L.C.	2,285,154	966,964
*Persimmon P.L.C.	554,130	3,804,131
#Pinewood Shepperton P.L.C.	182,105	422,907
*Punch Taverns P.L.C.	591,433	787,879
*Rank Group P.L.C.	915,711	1,333,919
*Redrow P.L.C.	626,857	1,303,145
Restaurant Group P.L.C.	732,507	2,373,422
Rightmove P.L.C.	261,219	2,198,733
Smiths News P.L.C.	674,129	1,273,135
*Sportech P.L.C.	329,794	286,339
*Sportech P.L.C.	65,959	4,217
*Sports Direct International P.L.C.	456,794	696,960
St. Ives Group P.L.C.	436,379	401,477
*Stylo P.L.C.	64,096	4,867
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	4,056,480	2,491,738
Ted Baker P.L.C.	149,926	1,180,961
Thomas Cook Group P.L.C.	376,207	1,358,367
*Topps Tiles P.L.C.	756,840	946,001
*Trinity Mirror P.L.C.	91,191	219,503
United Business Media P.L.C.	864,643	5,870,181
UTV Media P.L.C.	217,432	346,466
Vitec Group P.L.C. (The)	160,303	1,050,956
*Wagon P.L.C.	237,979	7,342
WH Smith P.L.C.	588,205	4,676,620
Whitbread P.L.C.	137,647	3,078,038
William Hill P.L.C.	1,297,070	4,113,977
Wilmington Group P.L.C.	346,234	694,785
*Yell Group P.L.C.	2,764,932	1,601,539

Total Consumer Discretionary		164,289,010

Consumer Staples — (4.1%)
A.G. Barr P.L.C.	128,572	1,621,657
Anglo-Eastern Plantations P.L.C.	108,153	664,439
Britvic P.L.C.	621,890	4,170,048
Cranswick P.L.C.	174,592	2,049,663
#Dairy Crest Group P.L.C.	520,119	2,800,498
Devro P.L.C.	605,749	1,337,594
*European Home Retail P.L.C.	109,256	—
Greggs P.L.C.	378,414	2,522,552
McBride P.L.C.	776,269	2,698,708
Northern Foods P.L.C.	1,842,840	1,825,697
*Premier Foods P.L.C.	4,876,073	2,500,446
PZ Cussons P.L.C.	1,319,419	5,164,937
R.E.A. Holdings P.L.C.	49,233	321,373
Robert Wiseman Dairies P.L.C.	221,312	1,762,824
Tate & Lyle P.L.C.	347,682	2,192,178
Thorntons P.L.C.	313,060	499,200
*Uniq P.L.C.	416,368	174,645
Young & Co.’s Brewery P.L.C.	40,000	252,758
Young & Co.’s Brewery P.L.C. Series A	20,936	163,255

Total Consumer Staples		32,722,472

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (4.7%)
Anglo Pacific Group P.L.C.	426,647	$1,660,779
*Dana Petroleum P.L.C.	333,328	5,530,129
*Fortune Oil P.L.C.	5,889,851	650,001
*Hardy Oil & Gas P.L.C.	49,802	192,608
*Heritage Oil P.L.C.	242,868	1,918,397
Hunting P.L.C.	439,386	3,791,637
#James Fisher & Sons P.L.C.	170,822	1,250,218
JKX Oil & Gas P.L.C.	452,453	1,915,751
John Wood Group P.L.C.	872,904	4,713,998
*Lamprell P.L.C.	100,437	305,071
Melrose Resources P.L.C.	337,739	1,641,592
*Premier Oil P.L.C.	335,099	5,527,530
*Salamander Energy P.L.C.	287,546	1,213,548
*Soco International P.L.C.	227,561	5,222,912
*UK Coal P.L.C.	889,073	867,749
Wellstream Holdings P.L.C.	125,733	994,823

Total Energy		37,396,743

Financials — (13.1%)
Aberdeen Asset Management P.L.C.	2,558,118	5,034,270
Amlin P.L.C.	1,027,564	6,357,218
Arbuthnot Banking Group P.L.C.	67,329	412,152
Ashmore Group P.L.C.	419,900	1,494,995
*BCB Holdings, Ltd.	5,979	9,964
Beazley P.L.C.	1,047,415	1,746,853
BlueBay Asset Management P.L.C.	154,645	812,226
Brewin Dolphin Holdings P.L.C.	870,024	1,909,296
Brit Insurance Holdings NV	1,289,236	3,821,680
*Capital & Regional P.L.C.	814,788	479,811
Catlin Group, Ltd.	977,375	5,278,397
Charles Stanley Group P.L.C.	123,753	493,255
Charles Taylor Consulting P.L.C.	139,215	443,708
*Chaucer Holdings P.L.C.	53,389	38,812
Chesnara P.L.C.	200,658	667,193
Close Brothers Group P.L.C.	481,680	5,293,167
Collins Stewart P.L.C.	98,837	115,300
#Daejan Holdings P.L.C.	36,248	1,534,679
Development Securities P.L.C.	322,788	1,448,493
*DTZ Holdings P.L.C.	224,770	287,637
Evolution Group P.L.C.	1,033,225	2,093,075
F&C Asset Management P.L.C.	572,530	634,119
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	12,945
Hardy Underwriting Group P.L.C.	153,854	696,365
Hargreaves Lansdown P.L.C.	451,151	2,095,366
Helical Bar P.L.C.	373,868	1,864,345
#Henderson Group P.L.C.	2,936,019	5,688,903
Hiscox, Ltd.	1,517,006	8,266,555
IG Group Holdings P.L.C.	1,241,907	7,980,797
*Industrial & Commercial Holdings P.L.C.	5,000	120
Intermediate Capital Group P.L.C.	632,425	2,695,952
International Personal Finance P.L.C.	930,623	3,256,396
*IP Group P.L.C.	250,011	231,648
Jardine Lloyd Thompson Group P.L.C.	603,449	4,509,866
Liontrust Asset Management P.L.C.	129,935	238,332
London Stock Exchange Group P.L.C.	1,857	18,877
*LSL Property Services P.L.C.	134,125	610,596
*MWB Group Holdings P.L.C.	379,622	253,259
Novae Group P.L.C.	234,907	1,140,135
Park Group P.L.C.	166,600	50,701
#Provident Financial P.L.C.	461,410	6,878,719

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
*Quintain Estates & Development P.L.C.	318,342	$297,289
Rathbone Brothers P.L.C.	159,131	2,104,985
Rensburg Sheppards P.L.C.	168,448	1,553,423
*Resolution, Ltd.	20,988	26,761
*Rutland Trust P.L.C.	85,288	91,342
S&U P.L.C.	21,140	150,198
Savills P.L.C.	501,321	2,531,177
*Shellproof, Ltd.	1,156	647
Shore Capital Group P.L.C.	1,193,004	676,402
St. James’s Place P.L.C.	718,698	2,867,739
*St. Modwen Properties P.L.C.	600,336	1,801,183
Tullett Prebon P.L.C.	757,461	3,695,021
*Unite Group P.L.C.	192,038	879,714

Total Financials		103,572,058

Health Care — (3.4%)
#*Alizyme P.L.C.	660,805	42,252
*Antisoma P.L.C.	2,024,536	1,074,999
*Ark Therapeutics Group P.L.C.	638,344	148,751
*Assura Group, Ltd.	48,153	34,278
*Axis-Shield P.L.C.	223,338	1,454,407
#Biocompatibles International P.L.C.	147,081	528,720
Bioquell P.L.C.	90,893	238,952
*BTG P.L.C.	730,460	2,050,541
#Care UK P.L.C.	199,792	1,309,942
Consort Medical P.L.C.	116,271	692,691
Corin Group P.L.C.	126,637	125,199
Dechra Pharmaceuticals P.L.C.	201,204	1,538,057
Genus P.L.C.	157,057	1,704,161
Hikma Pharmaceuticals P.L.C.	430,418	3,757,973
Nestor Healthcare Group P.L.C.	443,850	311,442
*Oxford Biomedica P.L.C.	2,123,042	383,038
*Prostrakan Group P.L.C.	38,359	68,027
*Renovo Group P.L.C.	95,255	45,345
*SkyePharma P.L.C.	55,765	67,098
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	473,384
SSL International P.L.C.	753,239	9,333,869
Synergy Health P.L.C.	28,214	277,400
*Vectura Group P.L.C.	1,085,207	1,195,908
*William Ransom & Son P.L.C.	30,000	2,469

Total Health Care		26,858,903

Industrials — (32.3%)
*AEA Technology P.L.C.	539,970	205,227
Aggreko P.L.C.	611,546	8,787,486
Air Partner P.L.C.	37,086	259,363
Alumasc Group P.L.C.	131,547	196,971
Arriva P.L.C.	655,941	5,081,237
Ashtead Group P.L.C.	1,976,882	2,686,834
Atkins WS P.L.C.	425,663	4,030,813
*Autologic Holdings P.L.C.	96,590	36,665
*Avis Europe P.L.C.	197,823	84,443
Babcock International Group P.L.C.	827,001	7,384,825
Balfour Beatty P.L.C.	98,175	417,070
BBA Aviation P.L.C.	1,221,985	3,202,592
Bodycote P.L.C.	722,295	2,000,351
Braemar Shipping Services P.L.C.	81,108	560,481
#Brammer P.L.C.	185,266	390,538
#*British Airways P.L.C.	92,560	301,756
BSS Group P.L.C.	489,152	1,970,647
Camellia P.L.C.	2,437	279,506

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Carillion P.L.C.	1,523,518	$7,221,787
Carr’s Milling Industries P.L.C.	35,330	251,645
Castings P.L.C.	162,757	444,029
Charter International P.L.C.	614,873	6,799,770
Chemring Group P.L.C.	128,869	6,609,942
Chloride Group P.L.C.	1,025,093	2,981,633
Clarkson P.L.C.	68,229	857,177
Communisis P.L.C.	561,133	116,218
Connaught P.L.C.	319,006	1,625,825
*Cookson Group P.L.C.	590,828	4,005,132
#Costain Group P.L.C.	1,269,584	506,924
*Danka Business Systems P.L.C.	1,029,605	33,410
Davis Service Group P.L.C.	670,430	4,311,341
De la Rue P.L.C.	387,017	5,977,013
Dewhurst P.L.C.	9,000	35,606
*easyJet P.L.C.	548,462	3,406,240
Eleco P.L.C.	80,000	47,538
Fenner P.L.C.	671,987	1,992,983
Firstgroup P.L.C.	753,510	4,417,091
Forth Ports P.L.C.	175,092	3,110,218
*Fortress Holdings P.L.C.	120,728	—
Galliford Try P.L.C.	143,430	721,441
Go-Ahead Group P.L.C.	165,890	3,567,324
Hampson Industries P.L.C.	430,496	445,054
Hays P.L.C.	4,680,905	8,227,712
*Helphire P.L.C.	1,050,597	906,599
Hogg Robinson Group P.L.C.	103,893	56,066
#Homeserve P.L.C.	223,167	5,780,107
Hyder Consulting P.L.C.	168,297	537,487
IMI P.L.C.	1,191,221	10,345,209
*Impellam Group P.L.C.	35,258	34,135
Interserve P.L.C.	498,625	1,679,205
Intertek Group P.L.C.	539,854	10,389,908
Invensys P.L.C.	472,034	2,308,236
ITE Group P.L.C.	1,009,264	2,187,805
J. Smart & Co. (Contractors) P.L.C.	22,500	165,472
Keller Group P.L.C.	265,271	2,630,251
Kier Group P.L.C.	141,022	2,174,125
Latchways P.L.C.	41,288	437,349
Lavendon Group P.L.C.	460,763	509,689
Lincat Group P.L.C.	14,452	105,656
*Low & Bonar P.L.C.	763,541	427,060
Management Consulting Group P.L.C.	1,026,246	310,531
Mears Group P.L.C.	33,654	144,818
Meggitt P.L.C.	1,630,199	6,714,594
Melrose P.L.C.	1,121,380	2,980,838
Michael Page International P.L.C.	1,235,568	7,597,560
Mitie Group P.L.C.	1,208,230	4,403,848
*MJ Gleeson Group P.L.C.	195,875	406,782
Morgan Crucible Co. P.L.C.	1,144,879	2,964,379
Morgan Sindall P.L.C.	161,485	1,381,163
Mouchel Group P.L.C.	469,006	1,855,061
MS International P.L.C.	50,000	167,005
National Express Group P.L.C.	487,807	1,608,159
*Northgate P.L.C.	313,860	1,083,647
PayPoint P.L.C.	87,805	560,957
PV Crystalox Solar P.L.C.	597,857	530,386
Qinetiq P.L.C.	2,172,472	4,631,983
Regus P.L.C.	3,178,152	4,508,925
*Rentokil Initial P.L.C.	2,041,348	3,752,346
Ricardo P.L.C.	218,022	1,013,031

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Richmond Oil & Gas P.L.C.	220,000	$—
Robert Walters P.L.C.	387,999	1,362,365
ROK P.L.C.	723,316	506,044
RPS Group P.L.C.	788,615	2,511,996
Scott Wilson Group P.L.C.	83,704	131,665
Senior P.L.C.	1,671,692	2,234,043
Severfield-Rowen P.L.C.	351,952	1,217,000
Shanks Group P.L.C.	1,642,693	3,325,597
*SIG P.L.C.	1,366,866	2,486,469
Speedy Hire P.L.C.	178,122	82,241
Spice P.L.C.	4,494	3,645
Spirax-Sarco Engineering P.L.C.	301,608	6,020,279
Stagecoach Group P.L.C.	803,167	2,247,568
Sthree P.L.C.	299,337	1,452,995
#T. Clarke P.L.C.	148,717	326,765
Tarsus Group P.L.C.	212,372	392,013
Tomkins P.L.C.	3,282,427	9,821,909
*Travis Perkins P.L.C.	482,448	5,634,420
Tribal Group P.L.C.	132,810	172,800
*Trifast P.L.C.	359,985	135,660
UK Mail Group P.L.C.	198,089	994,414
Ultra Electronics Holdings P.L.C.	267,145	5,403,625
Umeco P.L.C.	196,406	1,028,258
#*Volex Group P.L.C.	241,088	377,606
Vp P.L.C.	167,463	426,516
#VT Group P.L.C.	677,021	5,779,536
Weir Group P.L.C. (The)	479,090	5,895,734
Wincanton P.L.C.	479,763	1,707,362
WSP Group P.L.C.	262,651	1,118,507
XP Power, Ltd.	73,546	502,896

Total Industrials		256,180,158

Information Technology — (13.6%)
Acal P.L.C.	104,729	229,532
Alphameric P.L.C.	127,141	56,615
#*Alterian P.L.C.	179,139	421,645
Anite P.L.C.	1,166,924	597,328
ARM Holdings P.L.C.	4,777,637	14,600,222
Aveva Group P.L.C.	274,171	4,783,748
Computacenter P.L.C.	423,790	2,003,642
*CSR P.L.C.	380,954	2,720,361
#Dialight P.L.C.	111,362	461,959
*Dicom Group P.L.C.	317,667	896,878
Dimension Data Holdings P.L.C.	5,435,867	6,680,319
Diploma P.L.C.	455,202	1,293,847
Domino Printing Sciences P.L.C.	455,803	2,349,993
*E2V Technologies P.L.C.	247,588	217,706
Electrocomponents P.L.C.	1,576,293	4,443,085
Fidessa Group P.L.C.	129,875	2,574,609
*Gresham Computing P.L.C.	204,631	80,946
Halma P.L.C.	1,461,044	5,427,932
*Imagination Technologies Group P.L.C.	882,944	3,712,025
Innovation Group P.L.C.	2,836,273	604,070
*Intec Telecom Systems P.L.C.	1,128,823	2,138,891
Kewill P.L.C.	368,863	605,693
Laird P.L.C.	719,642	1,419,280
Logica P.L.C.	3,167,765	5,906,535
Micro Focus International P.L.C.	452,097	3,675,064
*Misys P.L.C.	1,833,430	6,261,747
*Morse P.L.C.	367,208	242,046
Oxford Instruments P.L.C.	193,856	774,013

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Phoenix IT Group, Ltd. P.L.C.	197,369	$874,052
Premier Farnell P.L.C.	1,379,926	3,946,814
Psion P.L.C.	499,513	703,585
*Raymarine P.L.C.	249,080	10,306
Renishaw P.L.C.	180,171	1,724,729
RM P.L.C.	363,499	1,024,954
*RMS Communications P.L.C.	15,000	—
Rotork P.L.C.	348,025	7,010,485
*Scipher P.L.C.	34,563	—
*SDL P.L.C.	316,996	2,410,373
Spectris P.L.C.	490,382	5,957,374
Spirent Communications P.L.C.	2,502,993	4,392,852
*Telecity Group P.L.C.	25,779	160,876
*TT electronics P.L.C.	595,193	829,725
Vislink P.L.C.	588,460	241,358
*Wolfson Microelectronics P.L.C.	485,451	964,991
Xaar P.L.C.	220,887	307,817
Xchanging P.L.C.	541,322	1,641,750

Total Information Technology		107,381,772

Materials — (4.3%)
*British Polythene Industries P.L.C.	102,332	477,513
Carclo P.L.C.	214,230	528,385
Croda International P.L.C.	484,717	5,775,129
Delta P.L.C.	591,338	1,489,623
DS Smith P.L.C.	1,591,931	2,765,613
Elementis P.L.C.	1,858,096	1,511,863
Ferrexpo P.L.C.	109,835	356,484
Filtrona P.L.C.	704,266	1,981,724
*Gem Diamonds, Ltd.	353,895	1,319,230
Hill & Smith Holdings P.L.C.	275,101	1,462,705
Hochschild Mining P.L.C.	223,726	961,509
*Inveresk P.L.C.	125,000	3,297
Marshalls P.L.C.	658,597	900,594
Mondi P.L.C.	943,611	5,336,214
#*Petropavlovsk P.L.C.	128,310	1,860,737
Porvair P.L.C.	158,128	142,967
RPC Group P.L.C.	398,981	1,532,677
Victrex P.L.C.	321,880	4,170,578
*Yule Catto & Co. P.L.C.	505,169	1,406,420
Zotefoams P.L.C.	96,852	136,256

Total Materials		34,119,518

Telecommunication Services — (0.7%)
*COLT Telecom Group SA	1,213,428	2,386,501
Kcom Group P.L.C.	2,504,455	2,192,083
Telecom Plus P.L.C.	257,500	1,230,988

Total Telecommunication Services		5,809,572

Utilities — (0.7%)
Dee Valley Group P.L.C.	12,109	165,319
Drax Group P.L.C.	81,042	530,221
Northumbrian Water Group P.L.C.	702,208	2,888,420
Pennon Group P.L.C.	262,189	2,146,234

Total Utilities		5,730,194

TOTAL COMMON STOCKS		774,060,400

RIGHTS/WARRANTS — (0.0%)
*SFI Holdings, Ltd. Litigation Certificate	26,713	—

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Ultraframe Litigation Notes	319,285	$—

TOTAL RIGHTS/WARRANTS		—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $160,000 FNMA 6.00%, 10/01/38, valued at $119,337) to be repurchased at $117,002	$117	117,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (2.4%)
§@DFA Short Term Investment Fund LP	17,192,047	17,192,047
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $1,624,480) to be repurchased at $1,592,643	$1,593	1,592,627

TOTAL SECURITIES LENDING COLLATERAL		18,784,674

TOTAL INVESTMENTS — (100.0%) (Cost $841,233,815)##		$792,962,074

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$164,289,010	—	$164,289,010
Consumer Staples	—	32,722,472	—	32,722,472
Energy	—	37,396,743	—	37,396,743
Financials	$647	103,571,411	—	103,572,058
Health Care	—	26,858,903	—	26,858,903
Industrials	—	256,180,158	—	256,180,158
Information Technology	—	107,381,772	—	107,381,772
Materials	—	34,119,518	—	34,119,518
Telecommunication Services	—	5,809,572	—	5,809,572
Utilities	—	5,730,194	—	5,730,194
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	117,000	—	117,000
Securities Lending Collateral	—	18,784,674	—	18,784,674

TOTAL	$647	$792,961,427	—	$792,962,074

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.3%)
AUSTRIA — (2.8%)
Agrana Beteiligungs AG	16,245	$1,553,191
Andritz AG	116,739	6,520,055
#*A-TEC Industries AG	21,828	283,594
Austria Email AG	715	4,833
*Austriamicrosystems AG	2,552	66,670
BKS Bank AG	3,120	77,433
#*BWIN Interactive Entertainment AG	79,165	4,808,234
BWT AG	27,601	758,567
#*CA Immobilien Anlagen AG	130,641	1,378,551
Constantia Packaging AG	18,095	955,478
*Conwert Immobilien Invest AG	48,984	565,806
*EAG-Beteiligungs AG	1,650	12,830
#EVN AG	36,696	642,466
Flughafen Wien AG	39,948	1,861,474
*Frauenthal Holding AG	12,084	118,868
*Intercell AG	104,732	3,471,794
Josef Manner & Co. AG	870	52,412
Kapsch TrafficCom AG	1,065	37,989
Lenzing AG	4,701	1,560,875
#Mayr-Melnhof Karton AG	31,265	2,944,468
Oberbank AG	37,973	2,234,959
#Oesterreichischen Post AG	98,332	2,662,484
#Palfinger AG	45,976	1,007,450
*RHI AG	93,231	2,543,506
Rosenbauer International AG	11,816	502,392
*S&T System Integration & Technology Distribution AG	6,404	108,367
Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,684,412
*Sparkassen Immobilien AG	58,185	384,720
Strabag SE	95,319	2,584,417
UBM Realitaetenentwicklung AG	1,440	59,997
Uniqa Versicherungen AG	199,741	3,222,962
Voestalpine AG	65,130	2,280,321
*Warimpex Finanz und Beteiligungs AG	5,570	15,986
*Wienerberger AG	142,991	2,674,167
*Wolford AG	11,165	185,339
*Zumtobel AG	76,175	1,629,641

TOTAL AUSTRIA		51,456,708

BELGIUM — (3.8%)
Ackermans & van Haaren NV	81,854	5,628,948
*Agfa-Gevaert NV	368,855	2,665,824
#Banque Nationale de Belgique SA	952	4,606,377
*Barco NV	53,143	2,177,570
Bekaert SA	56,385	8,206,256
Co.Br.Ha Societe Commerciale de Brasserie SA	115	221,313
Compagnie d’Entreprises CFE	40,394	1,948,497
*Compagnie du Bois Sauvage SA	87	13
#*Compagnie Immobiliere de Belgique SA	10,535	362,359
#Compagnie Maritime Belge SA	61,365	1,844,208
#*Deceuninck NV	247,412	508,675
*Devgen NV	3,090	44,469
*D’Ieteren SA	12,852	5,520,488
Duvel Moorgat SA	8,799	660,753
Econocom Group SA	65,485	877,977
#Elia System Operator SA NV	112,383	4,260,056
#Euronav SA	86,554	1,893,644
EVS Broadcast Equipment SA	13,059	840,880
Exmar NV	127,551	1,087,744

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Floridienne SA	2,033	$271,402
*Galapagos NV	4,970	72,419
Hamon & Compagnie International SA	2,193	85,130
Henex SA	7,487	403,632
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	379,562
#*International Brachtherapy SA	35,773	175,508
Ion Beam Applications SA	67,020	857,714
Jensen-Group NV	12,030	117,804
Kinepolis Group NV	5,063	223,077
*Lotus Bakeries SA	1,361	613,249
#*Melexis NV	88,696	872,931
*Nyrstar NV	140,979	1,953,927
Omega Pharma SA	82,044	3,963,761
*Option NV	38,430	42,347
*Picanol NV	16,620	61,272
#*RealDolmen NV	6,066	145,211
Recticel SA	52,387	420,385
*Resilux NV	4,095	283,050
#Rosier SA	655	262,367
*Roularta Media Group NV	3,344	71,267
SAPEC SA (4775951)	3,531	299,145
*SAPEC SA (5389544)	75	354
Sioen Industries NV	52,140	325,388
Sipef NV	24,100	1,317,721
*Spector Photo Group SA	11,235	12,606
*Systemat-Datarelay SA	26,232	175,339
*Telenet Group Holding NV	148,890	4,283,552
Ter Beke NV	2,281	172,837
Tessenderlo Chemie NV	90,268	2,870,527
*ThromboGenics NV	13,144	290,265
Umicore SA	143,678	4,428,217
Unibra SA	1,600	344,961
Van De Velde NV	27,539	1,202,209
*VPK Packaging Group SA	12,084	470,630

TOTAL BELGIUM		70,825,817

DENMARK — (2.4%)
*Aarhus Lokalbank A.S.	8,030	100,033
*Aktieselskabet Roskilde Bank A.S.	32,685	2,130
*Aktieselskabet Skjern Bank A.S.	3,276	91,706
Alk-Abello A.S.	14,179	1,084,206
*Alm. Brand A.S.	27,560	476,725
*Amagerbanken A.S.	64,790	429,978
Ambu A.S.	22,100	504,880
Arkil Holdings A.S. Series B	780	103,762
#Auriga Industries A.S. Series B	46,057	919,872
*Bang & Olufsen Holdings A.S.	91,461	1,126,456
#*Bavarian Nordic A.S.	17,176	544,811
*Bavarian Nordic A.S. I-10 Shares	8,588	274,280
#*BoConcept Holding A.S.	5,650	188,793
*Brodrene Hartmann A.S. Series B	11,730	191,656
*Brondbyernes IF Fodbold A.S. Series B	15,450	80,803
D/S Norden A.S.	46,669	2,039,407
*Dalhoff, Larson & Horneman A.S. Series B	32,000	104,208
*Dantherm Holding A.S.	13,100	48,401
#*DFDS A.S.	11,236	814,828
*DiBa Bank A.S.	2,300	26,286
*Djursland Bank A.S.	8,970	237,567
East Asiatic Co., Ltd. A.S.	52,687	1,648,943
F.E. Bording A.S.	600	58,717
*Fionia Holding A.S.	17,880	—

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Fluegger A.S. Series B	4,198	$315,353
*GN Store Nord A.S.	517,039	3,151,332
*GPV Industi A.S.	2,200	12,291
#*Greentech Energy Systems A.S.	73,819	287,368
*Gronlandsbanken A.S.	768	55,862
#*H&H International A.S. Series B	17,280	219,155
Harboes Bryggeri A.S.	10,250	212,943
Hojgaard Holding A.S. Series B	2,750	108,309
*IC Companys A.S.	33,305	1,209,230
*Incentive A.S.	3,575	12,316
Jeudan A.S.	3,134	270,635
#*Jyske Bank A.S.	85,937	3,181,058
*Lan & Spar Bank A.S.	5,150	250,623
*Lastas A.S. Series B	11,200	72,719
*Lollands Bank A.S.	750	23,782
*Maconomy Corp. A.S.	7,833	14,318
#*Mols-Linien A.S.	27,490	287,223
*NeuroSearch A.S.	60,077	929,513
*NKT Holding A.S.	58,121	3,380,234
*Nordjyske Bank A.S.	17,600	372,406
*Norresundby Bank A.S.	7,350	242,409
*Ostjydsk Bank A.S.	2,554	190,400
#*Parken Sport & Entertainment A.S.	8,234	427,242
Per Aarsleff A.S. Series B	5,975	635,747
*Ringkjoebing Landbobank A.S.	14,890	1,752,553
Roblon A.S. Series B	540	58,921
Rockwool International A.S.	6,487	742,860
#*Royal Unibrew A.S.	24,930	633,735
*Salling Bank A.S.	910	72,618
*Sanistal A.S. Series B	4,051	53,367
Satair A.S.	8,525	323,323
Schouw & Co. A.S.	70,768	1,246,116
SimCorp A.S.	16,263	2,898,595
*Sjaelso Gruppen A.S.	29,228	55,905
*SKAKO Industries A.S.	5,130	41,920
Solar Holdings A.S. Series B	4,661	301,765
Sondagsavisen A.S.	36,665	266,821
*Spar Nord Bank A.S.	115,369	1,314,262
*Sparbank A.S.	10,930	215,293
*Sparekassen Faaborg A.S.	1,972	312,547
*Sydbank A.S.	141,645	3,652,738
Thrane & Thrane A.S.	9,883	256,020
Tivoli A.S.	969	567,912
*TK Development A.S.	91,681	487,773
*Topdanmark A.S.	3,776	458,660
*TopoTarget A.S.	152,146	79,647
#Torm A.S.	69,423	761,359
*Vestfyns Bank A.S.	680	70,284
*Vestjysk Bank A.S.	24,162	404,025

TOTAL DENMARK		43,989,935

FINLAND — (7.5%)
Ahlstrom Oyj	4,420	58,937
#*Aldata Solutions Oyj	194,535	142,549
Alma Media Oyj	277,852	2,843,071
*Amanda Capital Oyj	67,120	168,056
Amer Sports Oyj Series A	307,264	3,344,696
Aspo Oyj	68,141	641,783
Atria P.L.C.	2,584	40,368
Bank of Aland P.L.C.	17,663	611,014
BasWare Oyj	34,550	840,172

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Biotie Therapies Corp. Oyj	265,590	$202,576
Cargotec Oyj Series B	109,737	3,113,055
Componenta Oyj	34,400	203,010
#Comptel P.L.C.	324,863	363,445
#Cramo Oyj	104,189	2,056,369
Digia P.L.C.	55,020	273,597
Efore Oyj	114,965	147,570
Elisa Oyj	276,614	6,031,743
Etteplan Oyj	62,600	259,141
#*Finnair Oyj	186,376	987,105
*Finnlines Oyj	124,906	1,363,547
Fiskars Oyj Abp Series A	181,663	2,991,658
F-Secure Oyj	444,369	1,741,083
*GeoSentric Oyj	244,900	13,662
#Glaston Oyj Abp	131,940	217,523
HKScan Oyj Series A	72,398	900,581
Huhtamaki Oyj	338,637	4,539,662
Ilkka-Yhtyma Oyj	60,256	515,168
KCI Konecranes Oyj	232,703	6,829,076
Kemira Oyj	248,868	3,868,524
Kesko Oyj	138,078	4,440,758
Laennen Tehtaat Oyj	18,920	445,370
Lassila & Tikanoja Oyj	117,954	2,567,762
*Lemminkainen Oyj	13,072	426,377
Metso Corp. Oyj	206,460	6,929,088
*M-Real Oyj Series B	3,619,771	8,588,852
Neomarkka Oyj	16,652	152,512
#Nokian Renkaat Oyj	325,926	7,879,951
Nordic Aluminium Oyj	10,440	224,697
Okmetic Oyj	54,904	235,000
Olvi Oyj Series A	31,354	1,187,625
Oriola-KD Oyj Series A	26,000	163,034
Oriola-KD Oyj Series B	125,434	782,276
Orion Oyj Series A	96,540	2,115,886
Orion Oyj Series B	253,721	5,550,137
#Outokumpu Oyj Series A	188,979	3,410,737
Outotec Oyj	36,018	1,208,127
PKC Group Oyj	48,390	537,920
Pohjola Bank P.L.C.	372,375	3,815,499
Ponsse Oyj	22,814	231,760
Poyry Oyj	179,728	2,831,102
Raisio P.L.C.	462,617	1,819,393
*Ramirent Oyj	299,709	2,988,886
Rapala VMC Oyj	113,258	800,795
Rautaruukki Oyj Series K	135,670	2,777,296
Raute Oyj Series A	10,390	127,412
#Ruukki Group Oyj	303,857	873,750
Sanoma Oyj	162,312	3,593,009
*Scanfil Oyj	123,479	516,037
*Sponda Oyj	159,511	607,327
Stockmann Oyj Abp Series A	43,914	1,440,780
#Stockmann Oyj Abp Series B	99,920	3,018,615
Tecnomen Lifetree Oyj	2,061	2,756
Teleste Oyj	53,559	284,715
Tieto Oyj	277,638	6,179,713
Trainers’ House P.L.C.	107,200	69,536
Tulikivi Oyj	79,440	139,701
Turkistuottajat Oyj	8,490	89,684
Uponor Oyj Series A	206,241	3,914,723
Vacon Oyj	42,777	1,511,472
#Vaisala Oyj Series A	39,132	1,354,057

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Viking Line Abp	10,400	$546,590
Wartsila Corp. Oyj Series B	50,890	2,395,249
Yit Oyj	206,080	4,568,833

TOTAL FINLAND		138,653,540

FRANCE — (12.1%)
Akka Technologies SA	6,655	117,511
Ales Groupe SA	32,239	478,267
*ALTEN SA	60,626	1,734,174
#*Altran Technologies SA	343,804	2,038,786
April Group SA	70,725	2,167,149
Arkema SA	199,362	7,610,309
Assystem SA	52,519	621,877
#*Atari SA	8,567	49,721
#*Atos Origin SA	143,571	6,677,128
Aubay SA	10,285	57,750
Audika SA	21,251	778,586
*Baccarat SA	1,090	272,032
Banque Tarneaud SA	1,430	215,944
Beneteau SA	172,729	3,094,726
#Bigben Interactive	8,718	97,848
bioMerieux SA	11,186	1,229,772
Boiron SA	27,525	1,170,988
Boizel Chanoine Champagne SA	6,006	378,229
#Bonduelle SA	12,784	1,529,713
*Bongrain SA	14,661	1,126,337
#Bourbon SA	155,756	6,047,652
*Bull SA	289,386	1,382,104
Burelle SA	3,894	509,191
*Cafom SA	5,092	87,848
Canal Plus SA	258,807	2,143,428
#Carbone Lorraine SA	56,403	1,930,617
CBo Territoria	28,320	192,653
#*Cegedim SA	16,591	1,329,622
#*Club Mediterranee SA	60,303	1,033,541
*Compagnie Generale de Geophysique-Veritas SA	219,970	5,379,831
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	91,958
*Compagnie International Andre Trigano SA	983	64,320
#*CS Communication & Systemes SA	7,938	87,349
Damartex SA	21,198	475,005
Delachaux SA	26,973	1,426,296
#Derichebourg SA	509,863	2,278,123
*Dynaction SA	14,655	166,986
EDF Energies Nouvelles SA	16,782	838,473
Electricite de Strasbourg SA	22,688	3,640,032
*Esso S.A.F.	8,945	1,184,617
#Establissements Maurel et Prom SA	305,061	5,141,783
Euler Hermes SA	36,906	2,988,609
#*Euro Disney SCA	48,370	326,744
Exel Industries SA	10,525	382,646
#*Faurecia SA	76,758	1,613,666
#Fimalac SA	29,963	1,591,325
#Fleury Michon SA	4,694	236,488
*Gascogne SA	6,907	344,652
Gaumont SA	14,184	864,951
#*GECI International SA	59,392	245,266
*Gemalto NV	149,247	5,924,953
Gevelot SA	3,584	127,641
GFI Informatique SA	122,870	485,677
#Gifi SA	7,360	544,152
Ginger Groupe Ingenierie Europe SA	10,523	213,497

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
GL Events SA	7,882	$168,988
GPE Groupe Pizzorno SA	5,200	143,373
Groupe Crit SA	24,255	653,099
*Groupe Eurotunnel SA	186,644	1,799,388
#*Groupe Flo SA	29,358	145,864
*Groupe Go Sport SA	2,740	70,305
#*Groupe Gorge SA	18,510	180,232
Groupe Guillin SA	1,200	116,520
#Groupe Open SA	27,590	225,405
#Groupe Steria SCA	66,183	1,930,445
Guerbet SA	5,824	782,887
Guyenne et Gascogne SA	25,024	2,188,150
#Haulotte Group SA	55,825	492,633
Havas SA	1,165,955	5,095,085
Idsud SA	2,227	90,918
Imerys SA	39,232	2,169,680
Ingenico SA	103,297	2,444,990
Ipsen SA	10,939	588,193
Ipsos SA	83,610	2,625,600
*JC Decaux SA	51,262	1,317,972
#*Kaufman & Broad SA	2,387	56,680
Korian SA	5,455	144,647
Laurent-Perrier SA	11,820	1,014,245
#*Lectra SA	83,499	245,261
*Lisi SA	16,055	861,828
#*LVL Medical Groupe SA	24,346	569,987
M6 Metropole Television SA	148,116	3,933,693
Maisons France Confort SA	1,726	63,083
#*Manitou BF SA	46,187	640,261
Manutan International SA	13,379	741,405
*MGI Coutier SA	2,753	70,004
#Mr. Bricolage SA	23,846	423,454
#Naturex SA	8,691	325,246
#Neopost SA	61,086	4,860,993
Nexans SA	92,377	7,386,025
*Nexity SA	18,755	682,061
Norbert Dentressangle SA	12,330	785,651
*Oeneo SA	102,487	176,004
Orpea SA	96,748	4,186,237
*Osiatis SA	1,400	6,036
#PagesJaunes SA	183,448	1,979,233
Paris Orleans et Cie SA	2,708	73,620
Pierre & Vacances SA	15,567	1,097,186
Plastic Omnium SA	29,952	980,649
Plastivaloire SA	4,552	96,018
PSB Industries SA	8,438	214,828
Radiall SA	4,766	417,238
Rallye SA	77,113	2,714,301
*Recylex SA	35,449	408,096
#Remy Cointreau SA	76,509	3,834,737
*Rexel SA	234,965	3,314,880
#*Rhodia SA	224,856	3,991,486
Robertet SA	3,167	369,904
*Rougier SA	6,115	167,007
#Rubis SA	32,177	2,669,306
*S.T. Dupont SA	39,440	10,862
*Sa des Ciments Vicat SA	158	11,656
Sabeton SA	13,500	221,336
Saft Groupe SA	55,016	2,359,193
SAMSE SA	8,342	676,854
SCOR SE	67,382	1,561,122

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
SEB SA	87,918	$5,708,668
#Sechilienne SA	56,504	1,911,236
Securidev SA	2,500	67,201
*SeLoger.com SA	7,108	247,751
Signaux Girod SA	894	73,241
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	177,569
Societe BIC SA	84,787	6,029,784
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,101,929
Societe Pour l’Informatique Industrielle SA	40,908	256,021
Societe Television Francaise 1 SA	171,170	2,951,635
#*Soitec SA	107,280	1,502,236
Somfy SA	21,738	4,053,402
Sopra Group SA	22,982	1,699,388
Sperian Protection SA	18,519	1,244,808
#Stallergenes SA	31,063	2,476,136
Stef-TFE SA	28,838	1,714,408
Sucriere de Pithiviers Le Vieil SA	1,745	1,751,812
Synergie SA	32,941	859,781
#*Technicolor SA	1,013,751	1,338,708
Teleperformance SA	158,000	5,157,139
Tessi SA	5,050	350,617
#*Theolia SA	86,282	390,482
Tonnellerie Francois Freres SA	3,839	160,375
Toupargel Groupe SA	75	1,698
#*UbiSoft Entertainment SA	196,028	2,674,491
Union Financiere de France Banque SA	15,895	578,568
#*Valeo SA	232,962	7,652,207
Viel et Compagnie SA	158,130	678,272
#Vilmorin & Cie SA	18,821	2,120,749
#Virbac SA	16,251	1,598,014
*VM Materiaux SA	6,914	432,483
Vranken Pommery Monopole SA	12,131	501,198
#Zodiac Aerospace SA	105,911	4,452,861
Zueblin Immobiliere France SA	1,285	7,681

TOTAL FRANCE		224,263,132

GERMANY — (13.2%)
A.S. Creation Tapeton AG	6,853	244,423
*AAP Implantate AG	47,250	80,074
*Aareal Bank AG	509,482	9,085,404
*Abwicklungsellschaft Roesch AG	7,300	273
*Adlink Internet Media AG	69,691	377,040
Agrob Immobilien AG	5,800	73,019
Aixtron AG	259,027	7,760,313
*Aligna AG	318,126	293,048
Amadeus Fire AG	16,192	396,583
Andreae-Noris Zahn AG	26,412	1,046,367
Augusta Technologie AG	26,396	374,615
Aurubis AG	144,707	5,857,187
*Axel Springer AG	1,437	151,232
Baader Bank AG	132,511	616,214
Bauer AG	4,607	207,848
Bechtle AG	39,024	1,016,989
Bertrandt AG	22,607	706,959
*Beta Systems Software AG	8,550	30,723
Bilfinger Berger AG	162,980	11,778,251
*Biolitec AG	26,843	132,289
Biotest AG	20,784	1,156,518
*BKN International AG	33,408	3,236
*BMP AG	45,099	45,079
*Borussia Dortmund GmbH & Co. KGaA	208,512	343,585

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Carl Zeiss Meditec AG	36,394	$596,877
*Centrotec Sustainable AG	41,054	680,714
*Centrotherm Photovoltaics AG	5,094	283,704
*Cewe Color Holding AG	13,917	440,308
Comdirect Bank AG	131,903	1,241,079
#*Constantin Medien AG	314,299	802,959
*CropEnergies AG	6,700	32,576
CTS Eventim AG	50,168	2,404,522
#*Curanum AG	83,165	303,979
D. Logistics AG	113,203	167,164
DAB Bank AG	130,043	742,505
Data Modul AG	10,414	136,120
Demag Cranes AG	14,647	463,889
Deutsche Euroshop AG	71,840	2,271,916
*Deutsche Wohnen AG	68,918	694,965
*Deutz AG	249,610	1,166,721
*Dierig Holding AG	10,500	137,951
Douglas Holding AG	100,341	4,454,282
Dr. Hoenle AG	14,858	111,429
*Drillisch AG	92,184	592,856
Duerr AG	34,299	740,425
DVB Bank SE	173,470	6,028,595
Elexis AG	32,938	389,111
*Elmos Semiconductor AG	34,592	304,106
ElreingKlinger AG	18,000	408,363
Erlus AG	2,970	100,889
Euwax AG	17,978	1,270,913
*Evotec AG	1,165,338	3,040,999
Fielmann AG	56,670	4,499,839
*Freenet AG	225,238	2,844,299
Fuchs Petrolub AG	27,306	2,208,613
GBW AG	28,417	591,003
GEA Group AG	158,840	3,250,852
Gerresheimer AG	27,781	908,354
Gerry Weber International AG	42,943	1,364,499
Gesco AG	9,182	469,097
GFK SE	68,806	2,521,813
GFT Technologies AG	66,050	237,668
Gildemeister AG	43,990	650,494
*Grammer AG	5,985	49,521
Grenkeleasing AG	31,484	1,380,636
Hamborner AG	62,350	707,431
*Hamburger Hafen und Logistik AG	31,666	1,174,578
*Hansa Group AG	146,815	216,109
Hawesko Holding AG	19,463	572,539
*Heidelberger Druckmaschinen AG	19,905	142,135
Hochtief AG	30,167	2,250,059
*Homag Group AG	761	11,645
*IKB Deutsche Industriebank AG	21,843	25,534
Indus Holding AG	40,147	679,186
Innovation in Traffic Systems AG	23,949	335,484
Interseroh SE	21,642	1,451,119
#*Intershop Communications AG	58,426	125,794
Isra Vision Systems AG	10,917	197,117
*IVG Immobilien AG	405,469	3,073,952
*Jenoptik AG	153,250	945,493
*Kampa AG	35,505	11,273
#*Kizoo AG	30,501	319,256
Kontron AG	176,510	1,944,135
Krones AG	69,323	3,347,120
KSB AG	4,249	2,601,272

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Kuka AG	83,226	$1,329,018
KWS Saat AG	17,224	2,949,607
Lanxess AG	218,704	8,287,492
Leifheit AG	12,500	263,289
Leoni AG	108,940	2,445,865
Loewe AG	25,187	347,489
*Manz Automation AG	553	46,133
*Marbert AG	1,360	1,613
*MasterFlex AG	7,812	37,623
*Maxdata Computer AG	94,120	15,790
Mediclin AG	119,554	501,826
#*Medigene AG	87,499	440,147
#Medion AG	81,672	847,563
Mensch und Maschine Software AG	27,532	131,926
#MLP AG	205,563	2,063,635
*Mologen AG	22,062	279,198
*Morphosys AG	57,456	1,342,177
MTU Aero Engines Holding AG	163,223	8,472,389
#Muehlbauer Holding AG & Co.	14,905	380,210
MVV Energie AG	114,055	4,909,637
*Nemetschek AG	23,340	516,594
*Nexus AG	33,813	170,367
#*Nordex AG	104,915	1,414,095
OHB Technology AG	35,659	738,556
Oldenburgische Landesbank AG	4,234	262,223
P&I Personal & Informatik AG	17,889	416,536
*Patrizia Immobilien AG	2,483	10,752
Pfeiffer Vacuum Technology AG	30,723	2,541,313
*Pfleiderer AG	158,664	1,402,785
#*PNE Wind AG	162,926	474,811
Praktiker Bau-und Heimwerkermaerkte Holding AG	6,406	53,670
Progress-Werk Oberkirch AG	6,250	200,632
#*PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	347,113
Puma AG Rudolf Dassler Sport	2,479	734,931
*PVA TePla AG	46,019	308,074
#*QIAGEN NV	138,578	3,035,598
#*QSC AG	287,340	628,238
R. Stahl AG	14,410	333,560
Rational AG	14,646	2,380,673
REALTECH AG	13,541	135,683
Renk AG	18,838	1,317,778
*Repower Systems AG	5,276	934,645
Rheinmetall AG	107,359	6,803,974
Rhoen-Klinikum AG	379,608	9,294,912
Ruecker AG	18,949	144,862
*S.A.G. Solarstrom AG	2,145	12,261
Sartorius AG	31,248	705,291
*Sektkellerei Schloss Wachenheim AG	14,520	145,157
*SER Systems AG	9,400	144
#*SGL Carbon SE	217,830	6,159,265
*Sinner AG	2,660	54,980
Sixt AG	36,856	1,200,393
*Sky Deutschland AG	388,970	1,043,514
*SM Wirtschaftsberatungs AG	18,841	134,179
Software AG	70,053	7,967,010
#*Solar Millennium AG	34,471	1,533,566
#Solarworld AG	110,335	1,868,264
#*Solon SE	18,438	152,178
Stada Arzneimittel AG	173,213	5,681,768
STINAG Stuttgarter Invest AG	35,003	954,233
*Stoehr & Co. AG	11,000	29,441

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Stratec Biomedical Systems AG	26,506	$922,828
Sued-Chemie AG	28,301	3,667,908
Suedzucker AG	7,437	172,655
*Suess Microtec AG	59,969	315,053
Symrise AG	164,574	3,652,266
Syzygy AG	30,656	142,063
Takkt AG	126,507	1,511,697
TDS Informationstechnologie AG	89,063	503,569
Telegate AG	20,500	289,520
Tognum AG	84,268	1,467,840
#*Tomorrow Focus AG	113,715	509,535
#*TUI AG	242,621	2,231,255
*UMS United Medical Systems International AG	22,300	184,621
Umweltbank AG	17,805	394,502
*United Internet AG	167,408	2,463,164
VBH Holding AG	9,415	56,912
#*Versatel AG	12,209	119,183
Vossloh AG	35,932	3,675,126
*VTG AG	690	10,252
*Wanderer-Werke AG	7,903	15,304
#Wincor Nixdorf AG	112,151	7,590,372
Wirecard AG	255,878	3,248,924
Wuerttembergische Lebensversicherung AG	27,308	758,742
Wuerttembergische Metallwarenfabrik AG	29,451	804,428
Zhongde Waste Technology AG	2,018	32,365

TOTAL GERMANY		244,971,835

GREECE — (2.7%)
*Aegean Airlines S.A.	5,746	27,815
*Aegek S.A.	120,000	178,783
*Agricultural Bank of Greece S.A.	418,043	974,772
Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,345,730
*Alfa Alfa Energy S.A.	3,810	7,343
*Altec S.A. Information & Communication Systems	80,278	18,549
Alumil Aluminum Industry S.A.	52,886	72,732
*Alysida S.A.	2,376	6,559
*Anek Lines S.A.	605,331	458,334
*Aspis Bank S.A.	228,007	255,311
*Astir Palace Hotels S.A.	93,886	383,498
Athens Medical Center S.A.	150,874	259,843
*Atlantic Supermarkets S.A.	35,080	28,561
*Attica Bank S.A.	181,970	369,402
*Atti-Kat S.A.	56,554	24,482
Autohellas S.A.	83,520	216,104
*Babis Vovos International Construction S.A.	59,807	324,138
*Balafas S.A.	15,200	4,004
*Balkan Real Estate S.A.	41,970	42,825
Bank of Greece S.A.	73,229	4,430,659
*Benrubi S.A.	20,823	89,281
Centric Multimedia S.A.	51,942	53,369
*Daios Plastics S.A.	16,350	146,732
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	364,192
*Dynamic Life S.A.	16,440	—
Elastron S.A.	233,170	160,158
*Elbisco Holding S.A.	28,098	30,777
Elektrak S.A.	36,580	139,089
*Elektroniki Athinon S.A.	34,490	104,435
*Elephant S.A.	26,310	—
Ellaktor S.A.	508,053	3,121,399
*Emporiki Bank of Greece S.A.	5,563	28,673
*Etma Rayon S.A.	11,242	21,978

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Euro Reliance General Insurance Co. S.A.	55,110	$40,906
*Euromedica S.A.	67,698	420,140
EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	502,995
F.G. Europe S.A.	4,536	6,701
*Forthnet S.A.	226,337	341,009
Fourlis Holdings S.A.	128,489	1,564,065
*Frigoglass S.A.	85,507	822,173
GEK Terna S.A.	267,249	1,929,456
*Geniki Bank S.A.	300,115	282,013
*Halkor S.A.	226,556	360,154
*Hellenic Cables S.A.	65,236	106,609
Hellenic Duty Free Shops S.A.	98,334	859,732
Hellenic Exchanges S.A.	133,376	1,419,705
Hellenic Petroleum S.A.	188,457	2,326,655
*Hellenic Sugar Industry S.A.	78,005	107,590
Heracles General Cement Co. S.A.	77,436	576,064
Iaso S.A.	206,042	915,115
Inform P. Lykos S.A.	35,570	63,424
*Informatics S.A.	3,778	1,624
*Intracom Holdings S.A.	181,308	260,896
*Intracom Technical & Steel Constructions S.A.	345,350	296,933
*Ionian Hotel Enterprises S.A.	16,914	321,283
*Ipirotiki Software & Publications S.A.	22,110	59,472
Karelia Tobacco Co., Inc. S.A.	5,810	497,614
*Kathimerini Publishing S.A.	47,170	323,756
*Lambrakis Press S.A.	115,149	280,729
*Lan-Net S.A.	12,688	21,110
*Lavipharm S.A.	96,324	118,214
Loulis Mills S.A.	41,702	98,799
Marfin Investment Group S.A.	1,010,504	2,790,316
*Maritime Company of Lesvos S.A.	299,836	199,547
Metka S.A.	97,586	1,232,982
Michaniki S.A.	165,545	206,072
Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,796,743
Mytilineos Holdings S.A.	308,027	1,865,885
*Neorion Holdings S.A.	24,145	33,426
*Pegasus Publishing S.A.	95,510	371,816
*Piraeus Bank S.A.	34,771	293,780
Piraeus Port Authority S.A.	17,752	321,199
*Promota Hellas S.A.	8,860	2,825
*Proton Bank S.A.	72,791	152,642
*Real Estate Development & Services S.A.	94,497	155,184
S&B Industrial Minerals S.A.	54,669	341,725
*Sanyo Hellas S.A.	23,637	7,506
Sarantis S.A.	74,884	419,723
*Selected Textile S.A.	87,690	43,302
*Sfakianakis S.A.	91,320	133,528
*Shelman Hellenic-Swiss Wood S.A.	155,548	139,939
*Spyroy Agricultural Products S.A.	61,348	49,196
Teletypos S.A. Mega Channel	77,669	428,150
*Terna Energy S.A.	77,105	622,317
*Themeliodomi S.A.	37,422	19,198
Thessaloniki Port Authority S.A.	6,936	125,256
*Thrace Plastics Co. S.A.	109,280	115,867
Titan Cement Co. S.A.	111,366	3,157,889
*TT Hellenic Postbank S.A.	645,380	3,825,900
*Varvaressos S.A.-European Spinning Mills	36,350	8,970
Viohalco S.A.	406,612	1,880,169

TOTAL GREECE		49,355,515

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
IRELAND — (2.6%)
*Abbey P.L.C.	84,370	$573,780
*Aer Lingus Group P.L.C.	380,166	346,783
*Allied Irish Banks P.L.C.	1,041,719	1,833,610
*Aminex P.L.C.	496,086	104,672
*Bank of Ireland P.L.C.	119,891	217,506
*BlackRock International Land P.L.C.	897,420	62,416
C&C Group P.L.C. (B010DT8)	399,607	1,614,466
C&C Group P.L.C. (B011Y09)	318,475	1,283,346
DCC P.L.C.	308,989	8,359,181
Donegal Creameries P.L.C.	26,085	72,101
*Dragon Oil P.L.C.	1,347,570	8,751,463
FBD Holdings P.L.C.	125,728	1,057,855
Fyffes P.L.C.	1,020,533	630,481
Glanbia P.L.C. (0066950)	700,613	2,568,197
Glanbia P.L.C. (4058629)	2,463	9,042
Grafton Group P.L.C.	134,134	498,758
Greencore Group P.L.C.	615,927	1,150,722
IFG Group P.L.C.	337,495	581,811
*Independent News & Media P.L.C.	2,226,420	312,746
Irish Continental Group P.L.C.	91,000	1,786,247
*Irish Life & Permanent Group Holdings P.L.C.	117,549	500,519
*Kenmare Resources P.L.C.	2,265,253	841,083
*Kingspan Group P.L.C.	351,640	2,865,438
*Lantor P.L.C.	34,575	—
*McInerney Holdings P.L.C.	697,135	189,126
Paddy Power P.L.C.	180,573	5,954,268
*Providence Resources P.L.C.	6,258,198	374,423
*Smurfit Kappa Group P.L.C.	273,766	2,497,069
Total Produce P.L.C.	871,395	458,729
United Drug P.L.C.	799,527	2,427,480
*Waterford Wedgwood P.L.C.	7,869,750	—

TOTAL IRELAND		47,923,318

ITALY — (7.4%)
*A.S. Roma SpA	293,436	339,690
ACEA SpA	177,488	1,899,675
Acegas-APS SpA	110,973	613,424
*Acotel Group SpA	142	12,482
*Actelios SpA	33,403	168,515
*Aedes SpA	385,688	110,816
Aeroporto de Firenze SpA	17,399	341,960
#*Alerion Cleanpower SpA	126,375	104,635
*Amplifon SpA	127,871	593,808
Ansaldo STS SpA	50,735	983,344
*Ascopiave SpA	1,411	2,948
Astaldi SpA	216,415	1,665,125
#*Autogrill SpA	231,260	2,809,975
Azimut Holding SpA	424,469	5,217,173
Banca Finnat Euramerica SpA	685,945	577,665
Banca Generali SpA	21,809	233,448
Banca Ifis SpA	52,946	489,484
*Banca Intermobiliare SpA	34,484	156,498
Banca Piccolo Credito Valtellinese Scarl SpA	478,970	3,416,000
Banca Popolare di Milano Scarl	1,012,836	6,575,366
#*Banca Popolare di Sondrio Scarl	56,557	553,444
*Banca Profilo SpA	253,156	208,524
Banco di Desio e della Brianza SpA	232,296	1,285,072
#Beghelli SpA	427,981	424,157
Benetton Group SpA	209,290	1,805,464
Beni Stabili SpA	1,309,500	1,087,900
*Biesse SpA	54,004	445,640

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	$480,520
Brembo SpA	141,075	938,701
Bulgari SpA	395,239	3,233,041
*Buongiorno SpA	47,645	72,409
Buzzi Unicem SpA	175,555	2,607,290
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,337,386
Caltagirone SpA	248,460	800,582
*Cam Finanziaria SpA	36,527	13,128
*Carraro SpA	113,633	361,212
Cembre SpA	40,330	258,368
Cementir Holding SpA	254,820	1,095,446
*Class Editore SpA	165,655	152,257
#Credito Artigiano SpA	361,183	945,411
Credito Bergamasco SpA	133,144	4,314,400
*Credito Emiliano SpA	228,115	1,607,222
CSP International Fashion Group SpA	13,481	14,518
*Dada SpA	6,181	44,875
#Danieli & Co. SpA	54,740	1,334,448
Davide Campari - Milano SpA	457,009	4,573,701
De Longhi SpA	305,654	1,278,500
DiaSorin SpA	30,626	1,089,823
*Digital Multimedia Technologies SpA	24,275	498,309
*EEMS Italia SpA	4,797	6,996
Elica SpA	12,149	28,805
Emak SpA	57,399	298,975
*Engineering Ingegneria Informatica SpA	510	18,463
#*ERG Renew SpA	95,849	126,750
#ERG SpA	189,613	2,557,404
#*ErgyCapital SpA	4,794	6,595
*Esprinet SpA	58,242	719,896
*Eurotech SpA	49,871	187,800
#*Fastweb SpA	35,779	895,178
#Fiera Milano SpA	37,863	223,974
#Fondiaria - SAI SpA	127,995	2,073,080
Gas Plus SpA	54	472
Gefran SpA	31,849	95,487
#*Gemina SpA	1,186,766	988,450
#Geox SpA	149,354	962,408
Gewiss SpA	232,707	858,560
Granitifiandre SpA	79,737	407,769
*Gruppo Ceramiche Ricchetti SpA	127,131	88,804
*Gruppo Coin SpA	77,286	493,185
#*Gruppo Editoriale L’Espresso SpA	639,121	1,825,384
Hera SpA	1,460,251	3,388,034
*I Grandi Viaggi SpA	98,547	133,052
*Immsi SpA	696,806	797,443
Impregilo SpA	1,180,326	3,826,517
*Indesit Co. SpA	177,464	2,182,747
Industria Macchine Automatique SpA	58,626	1,074,394
Industria Romagnola Conduttori Elettrici SpA	43,452	93,087
Intek SpA	661,259	295,064
*Interpump Group SpA	241,525	1,246,491
#Iride SpA	1,343,807	2,521,910
*Isagro SpA	10,591	50,173
Italcementi SpA	149,237	1,846,327
*Italmobiliare SpA	23,493	1,008,547
*Landi Renzo SpA	57,780	306,285
Lottomatica SpA	89,443	1,770,155
*Maire Tecnimont SpA	575,375	1,945,298
#*Mariella Burani SpA	32,721	114,440
Marr SpA	127,201	1,115,117

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
Mediolanum SpA	170,520	$952,558
Milano Assicurazioni SpA	635,144	1,738,734
#*Mondadori (Arnoldo) Editore SpA	361,989	1,398,829
*Monrif SpA	315,834	205,098
*Montefibre SpA	172,887	33,654
Nice SpA	14,668	50,991
*Pagnossin SpA	9,000	—
PanariaGroup Industrie Ceramiche SpA	42,000	105,458
Piaggio & C. SpA	353,619	963,943
*Pininfarina SpA	82,321	340,358
*Pirelli & Co. SpA	6,723,096	3,902,415
*Premafin Finanziaria SpA	961,257	1,399,881
Prysmian SpA	244,229	4,432,545
Recordati SpA	390,377	2,812,633
#*Richard-Ginori 1735 SpA	140,800	18,378
Sabaf SpA	22,649	495,095
#SAES Getters SpA	30,068	242,500
#*Safilo Group SpA	503,765	388,341
#Saras SpA	557,668	1,561,336
*Screen Service Broadcasting Technologies SpA	34,632	33,625
*Seat Pagine Gialle SpA	27,669	6,258
*Snai SpA	85,704	336,391
Societa Iniziative Autostradali e Servizi SpA	83,188	776,886
#*Societe Cattolica di Assicurazoni Scrl SpA	166,479	5,131,982
*Sogefi SpA	173,096	470,985
Sol SpA	166,511	874,083
*Sorin SpA	1,079,611	1,823,323
#*Stefanel SpA	216,413	90,946
*Telecom Italia Media SpA	109,544	14,068
*Tiscali SpA	3,437,478	812,538
Tod’s SpA	45,421	2,987,496
Trevi Finanziaria SpA	121,804	1,982,610
#*Unipol Gruppo Finanziario SpA	1,521,628	1,842,048
Vianini Industria SpA	59,070	114,440
Vianini Lavori SpA	175,180	1,086,724
*Vincenzo Zucchi SpA	17,590	10,305
Vittoria Assicurazioni SpA	121,346	631,608
Zignago Vetro SpA	11,414	61,709

TOTAL ITALY		137,884,067

NETHERLANDS — (5.5%)
Aalberts Industries NV	355,012	5,163,403
Accell Group NV	34,727	1,629,528
*AFC Ajax NV	18,134	163,226
Amsterdam Commodities NV	58,056	432,758
Arcadis NV	180,820	4,002,664
#*ASM International NV	196,173	4,515,059
*Atag Group NV	4,630	1,862
Batenburg Beheer NV	10,306	318,275
Beter Bed Holding NV	67,391	1,774,476
*BinckBank NV	31,274	547,691
Brunel International NV	49,814	1,837,576
Crown Van Gelder NV	18,307	202,383
#*Crucell NV	230,971	4,495,238
#*Crucell NV ADR	45,768	887,899
DOCdata NV	22,463	273,408
*Draka Holding NV	47,528	805,564
Exact Holding NV	58,417	1,533,652
Fornix Biosciences NV	29,890	340,212
Fugro NV	78,737	4,669,537
Grontmij NV	74,782	1,841,308

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Imtech NV	240,919	$6,508,752
#*InnoConcepts NV	237,971	272,165
KAS Bank NV	47,193	902,766
Kendrion NV	39,829	533,956
Koninklijke Bam Groep NV	415,704	4,076,402
Koninklijke Boskalis Westminster NV	133,054	4,671,203
#Koninklijke Ten Cate NV	98,297	2,589,431
Koninklijke Vopak NV	65,067	4,873,682
#Macintosh Retail Group NV	43,877	801,926
Mediq NV	208,313	3,756,632
Nederlandsche Apparatenfabriek NV	28,810	722,643
Nutreco Holding NV	136,273	7,229,265
*Oce NV	336,989	4,043,026
*Ordina NV	150,761	1,119,340
*Punch Graphix NV	49,509	139,343
*Qurius NV	335,655	144,238
*Randstad Holdings NV	25,148	1,206,917
*Roto Smeets Group NV	12,418	181,250
Royal Reesink NV	2,050	195,727
SBM Offshore NV	134,711	2,629,142
Sligro Food Group NV	92,887	2,808,918
#Smit Internationale NV	44,064	3,774,184
*SNS Reaal Groep NV	203,922	1,195,190
*Stern Groep NV	1,258	33,485
*Super De Boer NV	255,159	—
Telegraaf Media Groep NV	163,704	3,117,981
*Textielgroep Twenthe NV	1,000	3,466
TKH Group NV	98,188	1,884,020
#*TomTom NV	175,974	1,426,262
*Unit 4 Agresso NV	74,403	1,764,088
#*USG People NV	203,344	3,880,368
#*Van der Moolen Holding NV	117,201	6,465
#Wavin NV	351,774	796,381

TOTAL NETHERLANDS		102,724,333

NORWAY — (4.2%)
*ABG Sundal Collier Holding ASA	21,217	26,633
Acergy SA	192,943	2,933,930
*Acta Holding ASA	230,000	139,794
*Aker ASA	2,773	73,689
Aker Kvaerner ASA	140,625	1,876,653
#*Aktiv Kapital ASA	78,617	566,520
Arendals Fosse Kompani ASA	100	27,798
Atea ASA	222,782	1,870,635
#*Austevoll Seafood ASA	49,188	367,512
#*Blom ASA	80,567	160,167
Bonheur ASA	50,200	1,478,950
*BW Offshore, Ltd.	138,779	191,141
*Camillo Eitze & Co. ASA	58,200	138,652
#*Cermaq ASA	201,540	1,991,298
#*Copeinca ASA	34,694	280,452
*Deep Sea Supply P.L.C.	34,000	53,046
#*Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	2,929,832
*Det Norske Oljeselskap ASA (B1L95G3)	21,611	117,141
*Dockwise, Ltd.	8,430	252,513
#*DOF ASA	117,912	738,273
*EDB Business Partner ASA	164,034	634,062
#*Eitzen Chemical ASA	96,571	32,747
Ekornes ASA	109,590	2,355,325
#*Eltek ASA	28,000	15,057
Farstad Shipping ASA	59,440	1,379,827

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Ganger Rolf ASA	52,803	$1,426,002
*Golar LNG Energy, Ltd.	1,771	3,095
*Golar LNG, Ltd.	13,900	163,585
#*Golden Ocean Group, Ltd.	410,600	711,720
#*Havila Shipping ASA	22,400	227,482
*IOT Holdings ASA	75,603	507
*Kongsberg Automotive ASA	234,000	221,215
Kongsberg Gruppen ASA	126,836	1,824,963
*Kverneland Group ASA	258,080	165,846
Leroy Seafood Group ASA	15,660	325,775
#*Marine Harvest ASA	4,015,581	3,587,197
Nordic Semiconductor ASA	4,400	45,734
#*Norse Energy Corp. ASA	1,143,079	964,556
#*Norske Skogindustrier ASA Series A	320,620	531,369
#*Norwegian Air Shuttle ASA	49,007	1,003,236
*Norwegian Energy Co. ASA	145,320	436,659
Odfjell ASA Series A	92,300	825,476
ODIM ASA	56,787	304,114
#*Olav Thon Eiendomsselskap ASA	12,960	1,728,013
#*Opera Software ASA	75,000	244,628
*PCI Biotech AS	3,357	14,169
*Petroleum-Geo Services ASA	351,000	4,367,881
#*Petrolia Drilling ASA	7,286,093	415,532
#Photocure ASA	33,562	254,488
*Pronova BioPharma ASA	248,317	730,646
Prosafe ASA	372,606	2,088,593
*Prosafe Production Public, Ltd.	261,500	520,322
*Q-Free ASA	51,500	176,974
Rieber & Son ASA Series A	106,654	807,307
Scana Industrier ASA	299,618	359,760
*Schibsted ASA	96,737	2,120,576
*Sevan Marine ASA	374,419	538,936
#*Siem Offshore, Inc.	10,375	15,734
Solstad Offshore ASA	57,000	1,094,272
*Songa Offshore SE	139,750	778,544
SpareBanken 1 SMN	178,812	1,570,910
*Storebrand ASA	601,700	4,206,566
*Subsea 7, Inc.	100,800	1,675,347
Tandberg ASA Series A	208,204	5,847,834
*TGS Nopec Geophysical Co. ASA	404,241	7,713,864
Tomra Systems ASA	587,328	2,728,274
*TTS Marine ASA	41,000	45,299
Veidekke ASA	310,230	2,639,631
Wilh. Wilhelmsen ASA	60,550	1,317,716

TOTAL NORWAY		77,401,994

PORTUGAL — (1.3%)
#*Altri SGPS SA	94,568	548,252
Banco BPI SA	559,833	1,558,789
Banif SGPS SA	193,177	333,252
*Corticeira Amorim SA	223,729	296,850
*Finibanco Holdings SGPS SA	291,186	612,365
Ibersol SGPS SA	20,401	252,148
#*Impresa Sociedade Gestora de Participacoes SA	369,303	801,055
#*Investimentos Participacoes e Gestao SA	319,480	291,194
Jeronimo Martins SGPS SA	506,890	4,863,597
Mota-Engil SGPS SA	341,524	1,553,954
*Novabase SGPS SA	65,729	380,359
*ParaRede SGPS SA	94,525	101,697
Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,125,414
*Redes Energeticas Nacionais SA	178,117	714,410

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
*Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	$461,942
Sociedade de Investimento e Gestao SGPS SA	256,388	2,696,371
#*Sonae Industria SGPS SA	264,159	906,540
#Sonae SGPS SA	1,138,893	1,410,046
*Sonaecom SGPS SA	453,482	1,144,298
*Sumol + Compal SA	67,967	141,763
#*Teixeira Duarte Engenharia e Construcoes SA	734,737	956,036
Toyota Caetano Portugal SA	53,308	303,038
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,700,160

TOTAL PORTUGAL		24,153,530

SPAIN — (4.9%)
#Abengoa SA	134,166	4,055,350
Adolfo Dominguez SA	20,351	304,060
Almirall SA	94,542	1,246,997
#Amper SA	88,114	728,993
#Antena 3 de Television SA	240,050	2,548,234
#*Avanzit SA	555,254	568,687
*Azkoyen SA	70,532	271,106
#Banco Guipuzcoano SA	339,914	2,679,316
#Banco Pastor SA	255,727	1,699,172
*Baron de Ley SA	13,910	655,256
#Bolsas y Mercados Espanoles SA	123,169	3,500,224
Caja de Ahorros del Mediterraneo SA	2,351	18,780
*Campofrio Food Group SA	95,179	853,539
Cementos Portland Valderrivas SA	42,135	1,209,345
*Cie Automotive SA	8,480	38,326
*Codere SA	4,290	41,438
Compania Vinicola del Norte de Espana SA	16,119	324,033
Construcciones y Auxiliar de Ferrocarriles SA	7,283	4,139,929
#*Corporacion Dermoestetica SA	30,628	133,456
*Dinamia Capital Privado. S.C.R. SA	542	7,518
Duro Felguera SA	172,631	1,682,584
Ebro Puleva SA	312,280	6,201,752
#Elecnor SA	198,254	3,132,862
*Ercros SA	226,106	440,037
*Estacionamientos Urbanos SA	4,200	—
#Faes Farma SA	455,399	2,298,643
Fluidra SA	35,089	156,041
*General de Alquiler de Maquinaria SA	32,241	199,961
Gestevision Telecinco SA	191,290	2,727,600
Grifols SA	2,000	30,487
Grupo Catalana Occidente SA	160,495	3,679,841
#*Grupo Empresarial Ence SA	358,144	1,456,943
#*Grupo Tavex SA	244,131	225,173
#*Iberia Lineas Aereas de Espana SA	1,381,661	4,195,309
Iberpapel Gestion SA	25,850	376,656
*Inbesos SA	12,494	31,705
Indra Sistemas SA	28,883	626,934
Inmobiliaria del Sur SA	2,902	66,146
#*La Seda de Barcelona SA	1,923,682	902,883
#Laboratorios Farmaceuticos Rovi SA	18,975	193,189
#Mecalux SA	38,470	709,792
Miquel y Costas & Miquel SA	26,111	523,967
#*Natra SA	109,456	383,574
*Natraceutical SA	645,689	443,266
#*NH Hoteles SA	421,083	2,077,788
*Nicolas Correa SA	26,994	96,387
Obrascon Huarte Lain SA	130,017	3,080,803
Papeles y Cartones de Europa SA	209,482	1,099,046
Pescanova SA	36,768	1,158,572

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Prim SA	39,424	$385,289
#*Promotora de Informaciones SA	303,496	1,647,843
#Prosegur Cia de Seguridad SA	87,574	3,965,926
*Realia Business SA	112,559	264,186
*Reyal Urbis SA	275	1,348
#*Service Point Solutions SA (B07NKR8)	461,144	619,877
*Service Point Solutions SA (B5LJVT6)	92,229	124,678
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	468,346
#Sol Melia SA	206,682	1,695,926
#*Solaria Energia y Medio Ambiente SA	59,008	211,828
#*SOS Corporacion Alimentaria SA	294,272	1,045,463
Tecnicas Reunidas SA	39,312	2,115,005
*Tecnocom Telecomunicaciones y Energia SA	146,125	557,414
#Tubacex SA	427,191	1,671,089
#Tubos Reunidos SA	416,951	1,309,495
Unipapel SA	47,385	759,034
#*Vertice Trescientos Sesenta Grados SA	57,183	29,375
Vidrala SA	64,706	1,765,557
Viscofan SA	183,430	4,768,263
#*Vocento SA	193,449	1,182,873
#*Zeltia SA	556,824	3,290,172

TOTAL SPAIN		91,100,687

SWEDEN — (6.0%)
Aarhuskarlshamn AB	52,836	1,208,859
Acando AB	160,086	299,975
*Active Biotech AB	104,812	1,490,895
Addtech AB Series B	59,000	919,006
AF AB Series B	47,200	1,244,449
Aros Quality Group AB	41,400	266,453
Atrium Ljungberg AB Series B	15,200	137,954
*Avanza Bank Holding AB	11,119	276,197
Axfood AB	89,350	2,583,524
#Axis Communications AB	174,894	2,400,113
#B&B Tools AB	77,850	1,072,256
BE Group AB	38,662	236,552
Beiger Electronics AB	14,700	266,057
Beijer Alma AB	57,200	757,493
*Bergs Timber AB Series B	17,000	76,266
*Betsson AB	2,761	47,635
*Bilia AB Series A	113,425	1,109,878
*Billerud AB	326,600	2,237,376
*BioGaia AB Series B	38,000	452,005
Biotage AB	141,240	141,586
*Biovitrum AB	71,271	304,283
*Bjoern Borg AB	10,346	90,691
*Boliden AB	497,124	6,643,700
Bong Ljungdahl AB	24,800	68,828
*Boras Waefveri AB Series B	11,500	7,467
*Bure Equity AB	19,933	72,524
Cantena AB	56,762	737,008
Cardo AB	61,300	1,865,812
Castellum AB	408,700	3,691,939
Clas Ohlson AB Series B	62,974	1,252,478
*Cloetta AB	55,296	224,067
*Concordia Maritime AB Series B	70,300	207,798
Consilium AB Series B	16,994	63,624
#*D. Carnegie & Co. AB	181,000	—
*DORO AB	1,200	2,276
*Duni AB	12,503	99,893
*East Capital Explorer AB	18,167	170,451

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Elekta AB Series B	302,500	$7,096,475
*Enea Data AB Series B	56,200	334,796
#*Eniro AB	255,437	1,252,280
Fabege AB	391,400	2,308,815
Fagerhult AB	16,800	283,481
G & L Beijer AB Series B	27,400	645,869
*Gunnebo AB	106,800	423,896
Hakon Invest AB	86,233	1,379,057
*Haldex AB	72,500	420,189
Heba Fastighets AB Series B	43,500	319,668
Hexagon AB	146,005	1,965,970
*Hexpol AB	8,172	79,925
*HIQ International AB	123,289	539,655
HL Display AB Series B	57,600	309,295
Hoganas AB Series B	85,800	1,825,755
Holmen AB Series B	43,508	1,041,556
*HQ AB	3,363	58,569
Industrial & Financial Systems AB Series B	50,260	473,101
Intrum Justitia AB	180,322	2,195,294
*JM AB	267,473	3,878,139
KappAhl Holding AB	93,099	907,239
Klovern AB	294,976	954,843
*Know IT AB	2,104	17,347
Kungsleden AB	412,300	2,717,531
Lagercrantz Group AB Series B	64,300	269,727
Lammhults Design Group AB	19,547	129,311
*LBI International AB	127,651	223,620
Lennart Wallenstam Byggnads AB Series B	120,400	2,003,591
Lindab International AB	54,077	575,292
Loomis AB	72,549	845,044
*Lundin Petroleum AB	266,386	2,024,315
Meda AB Series A	306,417	2,992,764
*Medivir AB Series B	44,650	619,215
*Mekonomen AB	11,461	222,570
*Midelfart Sonesson AB Series B	6,933	5,555
Modern Times Group AB Series B	107,750	4,941,213
*Munters AB	181,900	1,276,665
NCC AB Series B	216,320	3,221,867
#*Net Insight AB Series B	924,000	598,170
*New Wave Group AB Series B	82,028	368,232
NIBE Industrier AB	192,620	1,893,203
*Nobia AB	421,100	2,382,027
*Nolato AB Series B	66,440	555,958
*Nordnet AB	15,474	53,812
*OEM International AB Series B	44,400	254,958
#ORC Software AB	36,300	734,846
*Orexo AB	6,129	31,815
Oriflame Cosmetics SA SDR	10,017	549,184
*Pa Resources AB	357,209	1,281,061
*Partnertech AB	28,800	119,223
Peab AB Series B	425,900	2,447,057
Poolia AB Series B	33,150	185,366
*Pricer AB Series B	1,711,500	129,105
ProAct IT Group AB	29,000	287,861
*Proffice AB	215,400	699,706
Profilgruppen AB	13,582	83,425
*Q-Med AB	154,800	1,154,863
Rederi AB Transatlantic Series B	93,000	337,567
*Rezidor Hotel Group AB	64,257	229,112
#*rnb Retail & Brands AB	208,325	314,365
*Saab AB Series B	7,669	123,152

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#*SAS AB	1,938,372	$942,512
*Scribona AB Series B	226,140	253,162
*Seco Tools AB	19,062	229,715
*Semcon AB	39,900	169,574
Sigma AB Series B	25,800	17,315
*Sintercast AB	11,800	91,963
Skistar AB	92,100	1,566,116
Studsvik AB	21,900	211,699
SWECO AB Series B	183,300	1,485,959
*Trelleborg AB Series B	878,565	6,025,682
Uniflex AB Series B	3,630	43,333
VBG AB Series B	1,084	10,299
Vitrolife AB	41,500	197,063
Wihlborgs Fastigheter AB	63,858	1,211,557

TOTAL SWEDEN		110,776,879

SWITZERLAND — (11.9%)
Acino Holding AG	8,398	1,350,142
*Addex Pharmaceuticals, Ltd.	1,491	17,581
*Advanced Digital Broadcast Holdings SA	730	34,466
Affichage Holding SA	5,703	587,411
*AFG Arbonia-Forster Holding AG	4,661	107,136
Allreal Holding AG	26,513	3,070,870
*Also Holding AG	16,195	624,801
Aryzta AG	265,691	10,493,856
*Ascom Holding AG	160,822	1,592,152
Bachem Holdings AG	24,136	1,543,238
Bank Coop AG	30,796	2,047,008
*Bank Sarasin & Cie AG Series B	172,644	5,895,083
Banque Cantonale de Geneve SA	4,021	852,172
Banque Cantonale du Jura SA	4,500	262,881
Banque Cantonale Vaudoise SA	8,999	3,636,373
Banque Privee Edmond de Rothschild SA	157	3,875,736
Barry Callebaut AG	3,696	2,375,311
Basellandschaftliche Kantonalbank	583	592,967
*Basilea Pharmaceutica AG	2,629	175,436
Basler Kantonalbank AG	3,114	356,703
Belimo Holdings AG	1,830	2,049,547
Bell Holding AG	47	71,838
Bellevue Group AG	26,524	867,721
Berner Kantonalbank AG	23,122	5,124,765
*Bobst Group AG	35,619	1,288,546
Bossard Holding AG	8,222	476,940
Bucher Industries AG	31,723	3,723,940
Burckhardt Compression Holding AG	904	164,175
#Calida Holding AG	396	126,854
Carlo Gavazzi Holding AG	1,065	144,630
Centralschweizerische Kraftwerke AG	96	30,560
*Cham Paper Holding AG	490	94,228
Charles Voegele Holding AG	28,617	1,175,611
*Cicor Technologies, Ltd.	312	9,350
*Clariant AG	756,817	8,306,368
#*Compagnie Financiere Tradition SA	5,511	629,646
Conzzeta AG	1,375	2,289,120
#*Cytos Biotechnology AG	2,412	31,698
Daetwyler Holding AG	26,077	1,521,260
Datacolor AG	458	133,443
Edipresse SA	1,527	350,022
#EFG International AG	45,259	648,847
#Elektrizitaets-Gesellschaft Laufenberg AG	3,062	2,518,956
*ELMA Electronic AG	472	188,768

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Emmi AG	13,244	$1,622,636
EMS-Chemie Holding AG	26,147	3,061,334
Energiedienst Holding AG	71,249	4,050,040
Feintol International Holding AG	1,601	367,376
Flughafen Zuerich AG	13,056	3,687,774
Forbo Holding AG	5,817	1,948,027
Fuchs Petrolub AG	19,235	1,554,105
#Galenica Holding AG	15,281	5,554,333
GAM Holdings, Ltd.	129,983	1,487,989
George Fisher AG	10,991	2,948,061
Gurit Holding AG	1,288	672,486
Helvetia Holding AG	12,462	3,882,483
Hexagon AB	81,720	1,142,169
*Implenia AG	48,118	1,266,637
*Interroll-Holding SA	2,404	697,678
Intershop Holding AG	3,345	965,818
Kaba Holding AG	10,381	2,598,530
*Kardex AG	17,464	575,612
Komax Holding AG	8,744	688,768
Kudelski SA	103,843	2,595,223
Kuoni Reisen Holding AG	12,374	4,603,824
Lem Holdings SA	3,546	1,057,418
#*LifeWatch AG	55,532	1,020,283
#*Logitech International SA	219,669	3,710,540
Luzerner Kantonalbank AG	17,399	4,680,609
Medisize Holding AG	12,876	651,808
Metall Zug AG	202	486,681
*Meyer Burger Technology AG	13,430	338,580
*Micronas Semiconductor Holding AG	37,365	145,678
Mobilezone Holding AG	112,258	836,510
Mobimo Holding AG	1,856	314,937
Nobel Biocare Holding AG	163,678	4,814,415
*Orascom Development Holding AG	1,691	99,289
Orell Fuessli Holding AG	4,930	651,298
Panalpina Welttransport Holding AG	5,945	413,414
*Parco Industriale e Immobiliare SA	600	1,980
Partners Group Holdings AG	17,370	2,155,332
Petroplus Holdings AG	147,079	2,476,870
Phoenix Mecano AG	2,953	1,277,769
#PSP Swiss Property AG	141,111	8,097,658
*Rieters Holdings AG	15,236	4,054,572
Romande Energie Holding SA	2,714	4,742,142
*Schaffner Holding AG	1,830	269,845
Schulthess Group AG	14,148	644,535
Schweiter Technology AG	3,994	1,999,703
*Schweizerische National-Versicherungs-Gesellschaft AG	38,367	1,067,633
Siegfried Holding AG	8,312	718,116
Sika AG	4,203	6,441,902
Societa Elettrica Sopracenerina SA	2,340	523,184
St. Galler Kantonalbank AG	8,951	4,132,541
#Straumann Holding AG	8,595	2,279,890
Sulzer AG	46,488	3,906,342
Swiss Prime Site AG	163,073	9,180,129
Swisslog Holding AG	775,803	715,443
*Swissmetal Holding AG	13,504	134,280
Swissquote Group Holding SA	40,025	2,020,136
Tamedia AG	14,878	1,006,150
Tecan Group AG	38,976	2,758,528
#*Temenos Group AG	148,205	3,945,507
*Tornos SA	38,028	300,254
Valartis Group AG	560	18,035

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
#Valiant Holding AG	33,293	$6,337,138
Valora Holding AG	10,995	2,519,844
Vaudoise Assurances Holdings SA	3,140	557,444
Verwaltungs und Privat-Bank AG	790	84,005
Villars Holding SA	150	79,122
#Von Roll Holding AG	19,689	127,648
Vontobel Holdings AG	94,743	2,696,658
VZ Holding AG	266	20,000
Walliser Kantonalbank AG	1,416	805,585
*WMH Walter Meier Holding AG	4,738	492,898
#Ypsomed Holdings AG	3,700	244,959
Zehnder Holding AG	764	1,079,554
*Zueblin Immobilien Holding AG	76,620	309,743
Zuger Kantonalbank AG	611	2,576,022

TOTAL SWITZERLAND		219,449,615

UNITED KINGDOM — (0.0%)
#*Jazztel P.L.C.	34,737	124,104

TOTAL COMMON STOCKS		1,635,055,009

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Fuchs Petrolub AG	19,235	1,600,348

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Deceuninck NV STRIP VVPR	247,412	686
*Exmar NV STRIP VVPR	51,020	283
*RealDolmen NV STRIP VVPR	6,067	168
*Zenitel NV STRIP VVPR	8,654	24

TOTAL BELGIUM		1,161

FRANCE — (0.0%)
*Cybergun SA Series B Warrants 07/15/10	1,136	2
*Groupe Focal SA Warrants 02/21/10	466	—

TOTAL FRANCE		2

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	167,960	7,010
*Richard-Ginori 1735 SpA Rights 02/12/10	140,800	1,249
*Tiscali SpA Warrants 12/15/14	5,347	32

TOTAL ITALY		8,291

NORWAY — (0.0%)
*Norse Energy Corp. ASA Rights 03/08/10	41,494	5,604

TOTAL RIGHTS/WARRANTS		15,058

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $2,030,000 FNMA 6.00%, 10/01/38, valued at $1,514,092) to be repurchased at $1,489,024	$1,489	1,489,000

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.5%)
§@DFA Short Term Investment Fund LP	213,555,953	$213,555,953
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $83,539) to be repurchased at $81,902	$82	81,901

TOTAL SECURITIES LENDING COLLATERAL		213,637,854

TOTAL INVESTMENTS — (100.0%) (Cost $1,674,035,485)##		$1,851,797,269

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$194,675	$51,262,033	—	$51,456,708
Belgium	566,641	70,259,176	—	70,825,817
Denmark	58,717	43,931,218	—	43,989,935
Finland	—	138,653,540	—	138,653,540
France	342,036	223,921,096	—	224,263,132
Germany	776,457	244,195,378	—	244,971,835
Greece	—	49,355,515	—	49,355,515
Ireland	—	47,923,318	—	47,923,318
Italy	—	137,884,067	—	137,884,067
Netherlands	887,899	101,836,434	—	102,724,333
Norway	14,169	77,387,825	—	77,401,994
Portugal	—	24,153,530	—	24,153,530
Spain	—	91,100,687	—	91,100,687
Sweden	—	110,776,879	—	110,776,879
Switzerland	2,775,396	216,674,219	—	219,449,615
United Kingdom	—	124,104	—	124,104
Preferred Stocks
Switzerland	1,600,348	—	—	1,600,348
Rights/Warrants
Belgium	1,161	—	—	1,161
France	—	2	—	2
Italy	8,291	—	—	8,291
Norway	—	5,604	—	5,604
Temporary Cash Investments	—	1,489,000	—	1,489,000
Securities Lending Collateral	—	213,637,854	—	213,637,854

TOTAL	$7,225,790	$1,844,571,479	—	$1,851,797,269

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.0%)
Consumer Discretionary — (12.0%)
*AlarmForce Industries, Inc.	700	$4,740
#Astral Media, Inc. Class A	186,347	5,909,775
*Azure Dynamics Corp.	235,161	43,986
#*Ballard Power Systems, Inc.	376,152	830,226
BMTC Group, Inc.	400	11,690
#*Coastal Contacts, Inc.	146,900	223,939
Cogeco Cable, Inc.	59,756	2,222,023
Corus Entertainment, Inc. Class B	278,300	4,841,132
Dorel Industries, Inc. Class B	107,500	3,068,412
easyhome, Ltd.	3,600	26,935
Forzani Group, Ltd. Class A	130,900	1,822,867
#*Gildan Activewear, Inc.	246,010	5,275,669
*Glacier Media, Inc.	137,300	256,815
Glentel, Inc.	15,600	211,842
*Great Canadian Gaming Corp.	301,200	2,135,231
Groupe Aeroplan, Inc.	483,426	5,023,019
*Imax Corp.	67,932	871,664
#Le Chateau, Inc.	79,200	1,023,656
Leon’s Furniture, Ltd.	118,877	1,167,368
Linamar Corp.	179,780	2,279,932
*Martinrea International, Inc.	217,878	1,681,079
*MDC Partners, Inc. Class A	71,000	604,255
Quebecor, Inc. Class B	159,493	4,276,516
Reitmans Canada, Ltd.	193,400	2,919,314
*RONA, Inc.	426,885	6,232,102
#Torstar Corp. Class B	179,800	1,091,328
TVA Group, Inc. Class B	7,000	88,642
Uni-Select, Inc.	54,900	1,505,418
#*Westport Innovations, Inc.	133,401	1,660,573

Total Consumer Discretionary.		57,310,148

Consumer Staples — (2.2%)
*Atrium Innovations, Inc.	102,400	1,537,077
Canada Bread Co., Ltd.	13,261	669,840
Corby Distilleries, Ltd.	51,708	748,116
*Cott Corp.	512,400	4,154,789
Jean Coutu Group (PJC), Inc. Class A (The)	45,544	410,609
#Maple Leaf Foods, Inc.	254,000	2,648,679
*SunOpta, Inc.	176,001	510,267
*Sun-Rype Products, Ltd.	100	827

Total Consumer Staples		10,680,204

Energy — (16.4%)
*Advantage Oil & Gas, Ltd.	312,619	1,988,131
Akita Drilling, Ltd.	42,000	385,728
#*Anderson Energy, Ltd.	282,833	349,160
#*Antrim Energy, Inc.	487,500	569,909
#*Bankers Petroleum, Ltd.	685,432	3,827,009
*Berens Energy, Ltd.	208,200	523,786
*Birchcliff Energy, Ltd.	336,400	2,862,979
*Bonterra Energy Corp.	4,700	154,066
Calfrac Well Services, Ltd.	107,264	2,290,238
*Calvalley Petroleum, Inc.	302,339	658,826
*CE Franklin, Ltd.	20,400	137,176
*Celtic Exploration, Ltd.	122,600	2,296,636
#*Comaplex Minerals Corp.	78,800	601,364
#*Compton Petroleum Corp.	352,300	313,009
*Connacher Oil & Gas, Ltd.	782,500	878,186

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
*Corridor Resources, Inc.	348,780	$1,418,932
*Crew Energy, Inc.	250,936	3,102,524
*Delphi Energy Corp.	263,700	473,513
#*Denison Mines Corp.	708,441	940,833
Ensign Energy Services, Inc.	122,520	1,721,067
*Fairborne Energy, Ltd.	262,300	1,202,029
*Flint Energy Services, Ltd.	139,000	1,492,373
*Galleon Energy, Inc. Class A	261,437	1,315,437
*Iteration Energy, Ltd.	608,800	688,939
#*Ivanhoe Energy, Inc.	831,620	2,449,944
#*Mega Uranium, Ltd.	635,600	374,494
#*MGM Energy Corp.	14,000	3,208
*Midnight Oil Exploration, Ltd.	44,300	43,917
Mullen Group, Ltd.	131,362	1,965,669
*Nuvista Energy, Ltd.	274,221	3,221,151
*Paramount Resources, Ltd. Class A	126,300	1,801,333
#Pason Systems, Inc.	222,900	2,397,335
#*Petrominerales, Ltd.	93,623	1,989,352
Progress Energy Resources Corp.	370,752	4,788,483
*Pulse Seismic, Inc.	156,524	219,580
#*Questerre Energy Corp.	649,400	1,870,612
Savanna Energy Services Corp.	249,213	1,584,894
ShawCor, Ltd.	209,500	5,537,031
*Storm Exploration, Inc.	135,100	1,605,912
*Transglobe Energy Corp.	186,200	661,735
Trican Well Service, Ltd.	391,971	5,066,205
Trinidad Drilling, Ltd.	389,000	2,546,645
#*UEX Corp.	608,088	608,514
#*Uranium One, Inc.	1,819,900	5,633,733
#*UTS Energy Corp.	609,488	1,385,135
*Vero Energy, Inc.	127,000	818,359
*West Energy, Ltd.	245,800	974,694
*Xtreme Coil Drilling Corp.	86,700	458,130
ZCL Composite, Inc.	90,700	328,276

Total Energy		78,526,191

Financials — (6.2%)
AGF Management, Ltd. Class B	348,279	5,234,364
Canaccord Capital, Inc.	204,300	1,872,471
Canadian Western Bank	226,200	4,349,471
Clairvest Group, Inc.	1,900	21,901
#DundeeWealth, Inc.	137,465	1,833,295
EGI Financial Holdings, Inc.	14,650	151,124
Equitable Group, Inc.	47,000	907,253
*FirstService Corp.	80,500	1,550,147
Gluskin Shef & Associates, Inc.	40,000	784,101
GMP Capital, Inc.	63,059	699,443
Home Capital Group, Inc.	113,700	4,157,746
Industrial Alliance Insurance & Financial Services, Inc.	72,394	2,170,635
#Kingsway Financial Services, Inc.	212,900	334,507
Laurentian Bank of Canada	92,400	3,286,389
*Pacific and Western Credit Corp.	9,000	32,743
*Parkbridge Lifestyles Communities, Inc.	81,700	385,864
*Quest Capital Corp.	725,001	847,558
#Rentcash, Inc.	33,670	378,502
Sceptre Invesment Counsel, Ltd.	36,300	195,207
TMX Group, Inc.	7,010	198,450
#Western Financial Group, Inc.	163,700	430,205

Total Financials		29,821,376

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (4.0%)
*AEterna Zentaris, Inc.	124,800	$107,380
*Angiotech Pharmaceuticals, Inc.	61,300	68,796
#Biovail Corp.	304,150	4,437,447
#*Burcon NutraScience Corp.	11,813	108,049
*Cangene Corp.	175,700	884,046
#*Cardiome Pharma Corp.	298,200	1,522,723
*Helix BioPharma Corp.	11,153	27,693
#*Labopharm, Inc.	282,600	737,390
*Logibec Group Informatique, Ltd.	2,600	52,888
#*MDS, Inc.	464,108	3,433,336
*Noveko International, Inc.	9,300	12,786
*Nuvo Research, Inc.	223,500	56,437
#*Oncolytics Biotech, Inc.	84,200	199,229
*Paladin Labs, Inc.	45,700	818,476
*ProMetic Life Sciences, Inc.	861,300	153,048
*QLT, Inc.	212,100	971,980
#*Resverlogix Corp.	86,200	216,860
*SXC Health Solutions Corp.	84,161	3,952,045
*Theratechnologies, Inc.	288,200	1,250,641
*Transition Therapeutics, Inc.	74,633	207,304

Total Health Care		19,218,554

Industrials — (7.1%)
Aecon Group, Inc.	204,400	2,595,980
#AG Growth International, Inc.	3,100	106,779
#*Alexco Resource Corp.	95,500	284,021
*ATS Automation Tooling System, Inc.	304,017	2,072,746
CAE, Inc.	355,090	2,832,750
*Churchill Corp. (The)	66,413	1,218,012
#*Clarke, Inc.	99,356	325,224
*Electrovaya, Inc.	2,000	1,422
Exco Technologies, Ltd.	9,700	24,947
*Garda World Security Corp. Class A	16,300	153,815
*Heroux-Devtek, Inc.	85,400	419,313
#*Hydrogenics Corp.	361,330	128,413
IESI-BFC, Ltd.	162,681	2,566,685
*Intermap Technologies, Ltd.	113,894	213,035
Marsulex, Inc.	48,300	519,476
*Newalta Corp.	8,785	76,656
Richelieu Hardware, Ltd.	51,300	1,108,281
#Russel Metals, Inc.	229,900	3,719,682
*Stantec, Inc.	156,600	3,942,644
Student Transportation, Inc.	41,618	181,379
#Superior Plus Corp.	164,325	2,065,493
Toromont Industries, Ltd.	214,900	5,472,740
*Transat A.T., Inc. Class A	2,400	47,776
Transcontinental, Inc. Class A	256,564	2,996,946
TransForce, Inc.	69,076	525,217
*Vector Aerospace Corp.	83,205	479,348
WaterFurnace Renewable Energy, Inc.	2,924	68,995

Total Industrials		34,147,775

Information Technology — (5.7%)
Aastra Technologies, Ltd.	10,638	278,970
*Absolute Software Corp.	159,900	912,219
*AXIA NetMedia Corp.	182,767	305,965
Calian Technologies, Ltd.	9,800	157,826
*Celestica, Inc.	797,607	7,787,718
*COM DEV International, Ltd.	235,300	763,611
#Computer Modelling Group, Ltd.	42,400	569,034
Constellation Software, Inc.	20,100	714,332

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Dalsa Corp.	59,800	$447,416
*Descartes Systems Group, Ltd. (The)	142,300	841,090
Enghouse Systems, Ltd.	27,550	204,837
#Evertz Technologies, Ltd.	116,100	1,659,114
*Exfo Electro-Optical Engineering, Inc.	21,451	108,735
Gennum Corp.	111,700	480,542
*Hemisphere GPS, Inc.	197,900	192,486
*KAB Distribution, Inc.	298,515	148
*MacDonald Dettweiler & Associates, Ltd.	129,900	4,731,920
*March Networks Corp.	29	117
#Matrikon, Inc.	72,400	233,603
*Miranda Technologies, Inc.	84,301	383,957
MKS, Inc.	11,060	98,575
Mosaid Technologies, Inc.	35,600	705,175
#*Open Text Corp.	60,440	2,381,424
*Points International, Ltd.	355,081	166,042
#*Sandvine Corp.	128,500	156,231
*Sierra Wireless, Inc.	127,100	1,402,647
*Vecima Network, Inc.	39,308	275,717
*Webtech Wireless, Inc.	279,500	154,225
Wi-LAN, Inc.	320,200	796,570
*Zarlink Semiconductor, Inc.	158,625	178,022

Total Information Technology		27,088,268

Materials — (30.7%)
*Alamos Gold, Inc.	347,100	3,700,669
*Almaden Minerals, Ltd.	108,300	93,183
*Altius Minerals Corp.	112,600	810,867
*Amerigo Resources, Ltd.	20,650	13,905
*Anatolia Minerals Development, Ltd.	89,365	276,641
#*Anvil Mining, Ltd.	214,740	650,697
#*Athabasca Potash, Inc.	48,875	379,390
*Atna Resource, Ltd.	126,947	79,546
*Augusta Resource Corp.	268,174	627,014
#*Aura Minerals, Inc.	79,598	272,461
*Aurizon Mines, Ltd.	561,000	2,067,187
*Avalon Rare Metals, Inc.	48,169	106,316
*Baffinland Iron Mines Corp.	52,675	27,095
*Baja Mining Corp.	16,600	10,402
Canam Group, Inc. Class A	158,700	1,083,479
*Canfor Corp.	330,690	2,257,692
*Capstone Mining Corp.	308,865	751,039
#*Cardero Resource Corp.	185,860	241,614
Cascades, Inc.	235,076	1,752,215
*Catalyst Paper Corp.	1,675,887	423,184
CCL Industries, Inc. Class B	95,640	2,245,986
#*Centerra Gold, Inc.	72,591	735,245
*Chariot Resouces, Ltd.	63,500	24,349
#*Claude Resources, Inc.	1,133,600	1,102,590
*Consolidated Thompson Iron Mines, Ltd.	358,736	2,412,263
#*Copper Mountain Mining Corp.	85,130	179,933
#*Crystallex International Corp.	1,355,025	342,162
#*Detour Gold Corp.	100,801	1,322,645
*Dundee Precious Metals, Inc.	223,854	701,343
*Dynasty Metals & Mining, Inc.	23,225	96,658
*Eastern Platinum, Ltd.	2,320,390	2,560,730
*Eastmain Resources, Inc.	231,714	340,230
#*ECU Silver Mining, Inc.	314,550	188,274
#*Endeavour Silver Corp.	147,700	462,750
#*Entree Gold, Inc.	261,600	680,148
#*Equinox Minerals, Ltd.	1,678,290	5,446,496

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
*Etruscan Resources, Inc.	343,675	$125,353
#*Euro Goldfields, Ltd.	521,060	2,646,112
*Excellon Resources, Inc.	111,500	67,781
*Far West Mining, Ltd.	153,396	573,845
#*Farallon Mining, Ltd.	987,400	480,194
#*First Majestic Silver Corp.	56,073	175,154
#*First Uranium Corp.	51,430	92,350
*FNX Mining Co., Inc.	229,005	2,582,932
#*Formation Capital Corp.	20,100	32,521
#*Forsys Metals Corp.	199,402	759,005
*Fronteer Development Group, Inc.	325,800	1,298,020
*Gammon Gold, Inc.	281,080	2,423,715
*Globestar Mining Corp.	296,306	290,971
#*Golden Star Resources, Ltd.	855,400	2,344,000
*Grande Cache Coal Corp.	245,800	1,199,978
#*Great Basin Gold, Ltd.	860,590	1,392,397
#*Great Panther Silver, Ltd.	64,500	48,861
*Greystar Resources, Ltd.	82,030	383,587
#*Guyana Goldfields, Inc.	187,452	1,120,242
*Hanfeng Evergreen, Inc.	142,791	956,169
#Harry Winston Diamond Corp.	219,100	2,014,265
*HudBay Minerals, Inc.	477,851	5,403,057
#*Imperial Metals Corp.	69,090	959,538
*Inter-Citic Minerals, Inc.	34,625	27,525
*International Forest Products, Ltd. Series A	166,200	687,027
International Royalty Corp.	280,680	1,882,138
#*Intertape Polymer Group, Inc.	117,000	385,167
#*Jaguar Mining, Inc.	124,656	1,222,952
#*Jinshan Gold Mines, Inc.	490,000	1,237,316
*Katanga Mining, Ltd.	7,000	4,648
#*Keegan Resources, Inc.	23,700	133,212
*Kimber Resources, Inc.	21,200	22,008
#*Kirkland Lake Gold, Inc.	187,280	1,261,086
*La Mancha Resources, Inc.	94,986	142,135
#*Lake Shore Gold Corp.	671,581	1,978,471
#*Laramide Resources, Ltd.	241,000	317,802
#*Linear Gold Corp.	45,335	73,774
*Lundin Mining Corp.	1,147,100	4,495,066
#*MAG Silver Corp.	44,500	247,211
Major Drilling Group International, Inc.	101,500	2,450,998
*MDN, Inc.	242,980	115,894
#*Mercator Minerals, Ltd.	142,871	339,390
Methanex Corp.	359,200	8,028,880
#*Migao Corp.	160,400	1,059,082
*Minco Base Metals Corp.	2,780	—
*Minco Silver Corp.	22,150	36,873
#*Minera Andes, Inc.	113,444	76,390
#*Neo Material Technologies, Inc.	384,000	1,526,303
*Nevada Copper Corp.	18,260	53,623
#*New Gold, Inc.	900,962	3,614,802
*Norbord, Inc.	30,920	478,873
#*Norsemont Mining, Inc.	26,800	55,141
#*North American Palladium, Ltd.	199,710	681,732
*Northern Dynasty Minerals, Ltd.	64,841	497,261
*Northgate Minerals Corp.	937,300	2,366,808
#*NovaGold Resources, Inc.	282,049	1,477,180
*Oromin Explorations, Ltd.	11,650	7,736
*Orvana Minerals Corp.	118,300	118,383
*Osisko Mining Corp.	595,140	4,363,711
*Pan Amer Silver Corp.	216,220	4,564,027
#*Peregrine Diamonds, Ltd.	93,321	127,424

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#*Petaquilla Minerals, Ltd.	257,380	$170,905
*Phoscan Chemical Corp.	11,100	4,049
#*Platinum Group Metals, Ltd.	189,187	346,791
*Platmin, Ltd.	9,800	12,465
*Polaris Miner Corp.	16,700	32,799
#*PolyMet Mining Corp.	423,377	1,227,467
#*Potash One, Inc.	77,300	213,266
#*Quadra Mining, Ltd.	253,150	3,387,960
#*Queenston Mining, Inc.	169,669	680,739
*Richmont Mines, Inc.	24,000	91,354
#*Rubicon Minerals Corp.	462,115	1,841,113
Samuel Manu-Tech, Inc.	20,400	87,762
*Scorpio Mining Corp.	17,768	10,801
*Seabridge Gold, Inc.	38,686	934,180
*SEMAFO, Inc.	689,365	2,927,021
Sherritt International Corp.	692,929	3,979,036
#*Shore Gold, Inc.	837,013	688,867
#*Silver Standard Resources, Inc.	229,462	3,985,138
Silvercorp Metals, Inc.	482,000	2,546,925
#*Sprott Resource Corp.	8,198	33,582
*St. Andrew Goldfields, Ltd.	29,400	21,722
*Starfield Resources, Inc.	953,115	84,682
Stella-Jones, Inc.	29,600	705,085
*Tahera Diamond Corp.	235,400	22,015
#*Tanzanian Royalty Exploration Corp.	316,139	1,235,877
*Taseko Mines, Ltd.	649,000	2,761,702
#*Thompson Creek Metals Co., Inc.	474,700	5,522,813
#*Timminco, Ltd.	194,700	213,046
*Virginia Mines, Inc.	29,800	152,449
Wesdome Gold Mines, Ltd.	99,000	205,546
West Fraser Timber Co., Ltd.	123,716	3,788,134
#*Western Coal Corp.	292,800	925,568
Winpak, Ltd.	63,110	494,020

Total Materials		147,329,373

Telecommunication Services — (0.3%)
Manitoba Telecom Services, Inc.	40,000	1,266,308
*Wireless Matrix Corp.	127,500	122,820

Total Telecommunication Services		1,389,128

Utilities — (0.4%)
*BioteQ Environmental Technologies, Inc.	43,002	48,260
*Boralex, Inc. Class A	81,274	731,219
Emera, Inc.	19,324	418,016
*Maxim Power Corp.	89,500	283,755
Pacific Northern Gas, Ltd.	4,000	78,934
*Plutonic Power Corp.	81,200	267,313

Total Utilities		1,827,497

TOTAL COMMON STOCKS		407,338,514

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $1,020,000 FNMA 5.00%, 08/25/18, valued at $740,950) to be repurchased at $729,012	$729	729,000

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (14.9%)
§@DFA Short Term Investment Fund LP	70,239,485	$70,239,485
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $980,416) to be repurchased at $961,202	$961	961,192

TOTAL SECURITIES LENDING COLLATERAL		71,200,677

TOTAL INVESTMENTS — (100.0%) (Cost $568,460,713)##		$479,268,191

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$57,310,148	—	—	$57,310,148
Consumer Staples	10,680,204	—	—	10,680,204
Energy	78,526,191	—	—	78,526,191
Financials	29,821,376	—	—	29,821,376
Health Care	19,218,554	—	—	19,218,554
Industrials	34,147,775	—	—	34,147,775
Information Technology	27,088,268	—	—	27,088,268
Materials	147,307,358	$22,015	—	147,329,373
Telecommunication Services	1,389,128	—	—	1,389,128
Utilities	1,827,497	—	—	1,827,497
Temporary Cash Investments	—	729,000	—	729,000
Securities Lending Collateral	—	71,200,677	—	71,200,677

TOTAL	$407,316,499	$71,951,692	—	$479,268,191

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.3%)
ARGENTINA — (0.1%)
Petrobras Energia Participaciones SA ADR.	106,144	$1,808,694

BRAZIL — (5.1%)
*Brasil Telecom SA	38,241	411,218
*Brasil Telecom SA ADR	8,140	84,333
#BRF - Brasil Foods SA ADR	160,637	7,725,033
Companhia de Bebidas das Americas	66,744	5,311,194
Companhia Siderurgica Nacional SA	367,276	10,716,276
CPFL Energia SA	1,935	37,242
#Empresa Brasileira de Aeronautica SA ADR	117,600	2,496,648
*Fibria Celulose SA	13,825	250,757
*Fibria Celulose SA Sponsored ADR	18,181	332,347
Itau Unibanco Holding SA ADR	271,347	5,199,007
*Petroleo Brasilerio SA ADR (71654V101)	1,231,019	44,415,166
#Petroleo Brasilerio SA ADR (71654V408)	871,946	35,374,849
Souza Cruz SA	95,874	3,077,632
Tele Norte Leste Participacoes SA	59,254	1,253,921
Tractebel Energia SA	140,100	1,503,567
Vivo Participacoes SA	16,288	453,558
#Vivo Participacoes SA ADR	2,500	69,975
Weg Industrias SA	278,866	2,670,308

TOTAL BRAZIL		121,383,031

CHILE — (1.8%)
#Banco de Chile Series F ADR	47,993	2,651,589
#Banco Santander Chile SA ADR	68,948	4,263,055
Colbun SA	1,731,270	462,465
#Compania Cervecerias Unidas SA ADR	42,811	1,650,364
*Embotelladora Andina SA Series A ADR	26,368	422,415
Embotelladora Andina SA Series B ADR	41,533	825,676
#Empresa Nacional de Electricidad SA Sponsored ADR	190,580	9,710,051
Empresas Copec SA	20,500	329,095
Enersis SA Sponsored ADR	462,431	10,617,416
#Lan Airlines SA Sponsored ADR	247,136	4,070,330
*Masisa SA	165,507	22,895
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	144,517	5,257,528
#Vina Concha Y Toro SA Sponsored ADR	28,665	1,322,890

TOTAL CHILE		41,605,769

CHINA — (8.9%)
*Agile Property Holdings, Ltd.	234,000	291,383
*Air China, Ltd.	262,000	217,229
Alibaba.com, Ltd.	162,500	364,802
#*Aluminum Corp. of China, Ltd. ADR	26,300	652,503
#*Angang Steel Co., Ltd.	184,000	317,219
Anhui Conch Cement Co., Ltd.	72,000	395,012
#*Bank of China, Ltd.	56,691,000	27,190,747
*Bank of Communications Co., Ltd.	1,206,000	1,210,927
*Beijing Capital International Airport Co., Ltd.	1,936,000	1,083,930
*Beijing Enterprises Holdings, Ltd.	81,500	565,760
Belle International Holdings, Ltd.	1,948,000	2,200,750
#*BYD Co., Ltd.	395,886	2,871,543
*China Agri-Industries Holdings, Ltd.	217,000	296,193
*China Citic Bank	932,000	619,303
*China Coal Energy Co.	542,000	820,169
#*China Communications Construction Co., Ltd.	710,000	655,293
*China Construction Bank Corp.	9,048,000	6,912,121
#*China COSCO Holdings Co., Ltd.	415,500	490,950

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Life Insurance Co., Ltd. ADR	250,705	$16,556,558
*China Mengniu Dairy Co., Ltd.	133,000	407,864
#China Merchants Bank Co., Ltd.	1,078,350	2,474,126
*China Merchants Holdings (International) Co., Ltd.	173,652	579,211
#China Mobile, Ltd. Sponsored ADR	696,697	32,709,924
China National Building Material Co., Ltd.	164,000	270,577
*China Oilfield Services, Ltd.	210,000	248,177
China Overseas Land & Investment, Ltd.	1,550,000	2,760,700
#*China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,247,442
#*China Power International Development, Ltd.	839,000	206,723
*China Railway Construction Corp., Ltd.	315,500	395,997
*China Railway Group, Ltd.	597,000	427,301
*China Resources Enterprise, Ltd.	1,979,000	6,523,639
*China Resources Land, Ltd.	748,000	1,345,889
China Resources Power Holdings Co., Ltd.	920,000	1,769,455
China Shenhua Energy Co., Ltd.	786,000	3,310,156
#*China Shipping Container Lines Co., Ltd.	536,000	200,875
*China Shipping Development Co., Ltd.	206,000	321,009
#*China Southern Airlines Co., Ltd. ADR	4,600	74,750
*China Taiping Insurance Holdings Co., Ltd.	96,400	302,487
China Telecom Corp., Ltd.	516,000	211,987
China Telecom Corp., Ltd. ADR	20,200	828,806
*China Travel International Investment Hong Kong, Ltd.	1,992,000	493,541
*China Unicom Hong Kong, Ltd. ADR	96,800	1,084,160
China Yurun Food Group, Ltd.	129,000	361,468
*CITIC Pacific, Ltd.	1,826,000	3,866,518
*CITIC Resources Holdings, Ltd.	2,180,000	539,016
CNOOC, Ltd.	45,000	63,438
#CNOOC, Ltd. ADR	67,956	9,502,287
CNPC Hong Kong, Ltd.	272,000	337,851
#*Country Garden Holdings Co.	2,232,000	742,703
*Dalian Port (PDA) Co., Ltd.	596,000	238,386
#Datang International Power Generation Co., Ltd.	496,000	209,726
*Denway Motors, Ltd.	760,000	433,058
Dongfang Electric Co., Ltd.	21,200	104,492
*Dongfeng Motor Corp.	388,000	506,113
*FU JI Food & Catering Services	289,000	—
*Fushan International Energy Group, Ltd.	402,000	344,991
*GOME Electrical Appliances Holdings, Ltd.	1,000,000	351,333
*Guangshen Railway Co., Ltd. Sponsored ADR	1,400	28,266
*Guangzhou R&F Properties Co., Ltd.	140,000	196,172
*Harbin Power Equipment Co., Ltd.	494,000	393,831
Hengan International Group Co., Ltd.	78,500	524,791
*HKC (Holdings), Ltd.	3,062,634	223,502
*Hopson Development Holdings, Ltd.	420,000	520,030
#Huaneng Power International, Inc. ADR	12,000	267,120
*Industrial & Commercial Bank of China, Ltd.	34,093,000	24,830,093
Jiangsu Express Co., Ltd.	764,000	679,021
Jiangxi Copper Co., Ltd.	135,000	269,883
Lenovo Group, Ltd.	618,000	423,288
Li Ning Co., Ltd.	343,000	1,042,151
#*Maanshan Iron & Steel Co., Ltd.	276,000	164,923
Nine Dragons Paper Holdings, Ltd.	220,000	307,485
Parkson Retail Group, Ltd.	153,500	265,824
#*PetroChina Co., Ltd. ADR	115,210	12,844,763
#*PICC Property & Casualty Co., Ltd.	358,000	322,847
Ping An Insurance (Group) Co. of China, Ltd.	248,500	1,929,168
*Semiconductor Manufacturing International Corp. ADR	255,943	949,549
#Shanghai Electric Group Co., Ltd.	2,392,000	1,038,762
*Shanghai Industrial Holdings, Ltd.	57,000	264,878
#Shenzhen Expressway Co., Ltd.	722,000	377,978

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Shenzhen International Holdings, Ltd.	6,415,000	$477,429
*Shimao Property Holdings, Ltd.	157,500	241,558
*Sino-Ocean Land Holdings, Ltd.	291,000	235,215
*Sinopec Shanghai Petrochemical Co , Ltd.	200,000	69,781
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	41,117
*Sinotrans, Ltd.	951,000	256,738
Tencent Holdings, Ltd.	700,600	12,979,255
#Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,326,015
*TPV Technology, Ltd.	802,000	504,094
Tsingtao Brewery Co., Ltd.	40,000	198,062
*Want Want China Holdings , Ltd.	312,000	198,843
Weichai Power Co., Ltd.	26,000	188,400
Zijin Mining Group Co., Ltd.	428,000	346,967
#ZTE Corp.	441,688	2,576,700

TOTAL CHINA		210,013,067

CZECH REPUBLIC — (1.0%)
CEZ A.S.	301,862	14,594,151
*Komercni Banka A.S.	14,663	2,938,840
*Telefonica 02 Czech Republic A.S.	223,289	5,292,575

TOTAL CZECH REPUBLIC		22,825,566

HUNGARY — (1.4%)
ELMU NYRT	185	28,220
Magyar Telekom Telecommunications P.L.C.	665,618	2,396,001
*MOL Hungarian Oil & Gas NYRT	100,838	9,320,773
#*OTP Bank NYRT	520,802	15,292,926
Richter Gedeon NYRT	28,511	6,001,352
*Tisza Chemical Group NYRT	40,321	642,460

TOTAL HUNGARY		33,681,732

INDIA — (11.5%)
*ACC, Ltd.	43,053	809,840
Adani Enterprises, Ltd.	102,000	979,235
*Ambuja Cements, Ltd.	1,162,146	2,561,603
Asea Brown Boveri India, Ltd.	97,291	1,702,780
Asian Paints, Ltd.	60,748	2,437,172
Aventis Pharma, Ltd.	3,628	121,918
*Axis Bank, Ltd.	349,044	7,715,770
*Bajaj Auto, Ltd.	83,940	3,229,621
*Bajaj Finserv, Ltd.	59,835	415,102
*Bajaj Holdings & Investment, Ltd.	25,393	309,952
Bharat Electronics, Ltd.	7,300	308,674
Bharti Airtel, Ltd.	852,924	5,630,211
Bosch, Ltd.	20,203	2,028,967
Cipla, Ltd.	639,901	4,387,857
Colgate-Palmolive (India), Ltd.	55,587	815,856
Crompton Greaves, Ltd.	184,828	1,731,736
Cummins India, Ltd.	23,256	224,886
Dabur India, Ltd.	308,253	1,064,732
Divi’s Laboratories, Ltd.	23,919	315,239
*Dr. Reddy’s Laboratories, Ltd.	116,254	2,812,127
#Dr. Reddy’s Laboratories, Ltd. ADR	83,498	1,979,738
*EIH, Ltd.	80,766	216,975
Exide Industries, Ltd.	51,467	123,641
GAIL India, Ltd.	57,000	485,461
GAIL India, Ltd. Sponsored GDR	28,791	1,474,347
GlaxoSmithKline Pharmaceuticals, Ltd.	38,937	1,268,463
Godrej Consumer Products, Ltd.	94,030	478,942
Grasim Industries, Ltd.	6,300	353,842

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
HCL Technologies, Ltd.	311,688	$2,319,195
*HDFC Bank, Ltd.	386,733	13,562,617
Hero Honda Motors, Ltd. Series B	154,400	5,197,679
Hindustan Unilever, Ltd.	1,633,609	8,593,444
*ICICI Bank, Ltd. Sponsored ADR	88,726	3,130,253
Infosys Technologies, Ltd.	624,557	33,385,072
Infosys Technologies, Ltd. Sponsored ADR	233,496	12,120,777
*Infrastructure Development Finance Co., Ltd.	1,931	6,319
ITC, Ltd.	2,007,345	10,855,145
Jindal Steel & Power, Ltd.	627,060	8,513,527
*JSW Steel, Ltd.	106,526	2,271,685
*Jubilant Organosys, Ltd.	66,060	459,885
Larsen & Toubro, Ltd.	371,281	11,429,623
Mahanagar Telephone Nigam, Ltd.	130,940	213,478
*Mahindra & Mahindra, Ltd.	254,183	5,582,780
Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,409,152
*Maruti Suzuki India, Ltd.	129,741	3,894,147
*Nirma, Ltd.	66,235	279,088
*Oracle Financial Services Software, Ltd.	14,000	652,203
Pantaloon Retail India, Ltd.	9,760	89,612
Pantaloon Retail India, Ltd. Class B	976	5,014
*Petronet LNG, Ltd.	44,754	75,690
Proctor & Gamble Hygiene & Health Care, Ltd.	11,116	385,098
*Ranbaxy Laboratories, Ltd.	213,395	2,093,779
*Reliance Capital, Ltd.	101,317	1,760,101
*Reliance Communications, Ltd.	1,071,955	3,909,852
Reliance Energy, Ltd.	191,590	4,277,960
*Reliance Industries, Ltd.	2,061,694	46,381,974
Sesa Goa, Ltd.	534,990	3,983,742
Shree Cement, Ltd.	1,800	77,737
Shriram Transport Finance Co., Ltd.	2,012	21,290
Siemens India, Ltd.	153,743	2,134,134
Sterling Biotech, Ltd.	68,760	139,609
*Sterlite Industries (India), Ltd. Series A	431,495	6,970,610
Sun Pharmaceuticals Industries, Ltd.	138,878	4,390,958
Sun TV Network, Ltd.	10,627	87,679
*Tata Chemicals, Ltd.	12,704	81,436
Tata Consultancy Services, Ltd.	756,974	12,008,893
Tata Power Co., Ltd.	144,515	4,070,946
*Tata Steel, Ltd.	88,890	1,089,408
*Tata Tea, Ltd.	2,233	44,104
*Tech Mahindra, Ltd.	3,041	63,716
Titan Industries, Ltd.	2,542	81,770
United Spirits, Ltd.	21,912	582,541
*Videsh Sanchar Nigam, Ltd.	18,515	126,835
Wipro, Ltd.	440,456	6,162,179
*Zee Entertainment Enterprises, Ltd.	37,639	212,072
Zydus Wellness, Ltd.	11,485	68,131

TOTAL INDIA		271,237,626

INDONESIA — (2.4%)
PT Aneka Tambang Tbk	2,782,000	625,204
PT Astra Agro Lestari Tbk	195,500	494,316
PT Astra International Tbk	3,802,561	14,536,839
*PT Bakrie & Brothers Tbk	21,200,000	188,601
PT Bank Central Asia Tbk	9,187,000	4,874,764
*PT Bank Danamon Indonesia Tbk	2,719,740	1,397,578
PT Bank Mandiri Persero Tbk	2,325,000	1,152,026
*PT Bank Pan Indonesia Tbk	8,711,500	738,483
PT Bank Rakyat Indonesia Tbk	1,910,000	1,548,612
*PT Bumi Resources Tbk	15,481,000	4,042,910

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Gudang Garam Tbk	56,500	$144,039
*PT Holcim Indonesia Tbk	2,854,500	492,748
*PT Indo Tambangraya Megah Tbk	179,000	597,223
PT Indocement Tunggal Prakarsa Tbk	815,500	1,167,541
*PT Indofood Sukses Makmur Tbk	87,500	33,426
PT Indosat Tbk	2,332,000	1,391,281
PT International Nickel Indonesia Tbk	1,038,000	392,734
*PT Kalbe Farma Tbk	3,591,000	587,707
*PT Lippo Karawaci Tbk	11,865,250	670,838
*PT Panasia Indosyntec Tbk	75,100	1,888
PT Perusahaan Gas Negara Tbk	100,000	40,050
PT Semen Gresik Tbk	2,976,500	2,529,395
*PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	372,816
*PT Tambang Batubara Bukit Asam Tbk	234,500	427,798
PT Telekomunikasi Indonesia Tbk	14,011,140	13,912,453
PT Unilever Indonesia Tbk	3,087,000	3,714,785
PT United Tractors Tbk	648,500	1,156,241

TOTAL INDONESIA		57,232,296

ISRAEL — (3.3%)
*Bank Hapoalim B.M	1,211,086	5,184,130
*Bank Leumi Le-Israel B.M	1,300,444	5,568,775
Bezeq Israeli Telecommunication Corp., Ltd.	1,337,275	3,416,175
Clal Industries, Ltd.	23,420	151,364
*Clal Insurance Enterprise Holdings, Ltd.	1,996	46,599
Discount Investment Corp.	13,486	318,446
Elbit Systems, Ltd.	22,106	1,371,510
IDB Holding Corp., Ltd.	—	15
Israel Chemicals, Ltd.	512,550	6,654,050
Koor Industries, Ltd.	1	15
*Makhteshim-Agan Industries, Ltd.	245,728	1,228,947
*Migdal Insurance & Financial Holdings, Ltd.	36,556	70,792
*Mizrahi Tefahot Bank, Ltd.	82,926	741,077
Osem Investment, Ltd.	33,175	458,141
Partner Communications Co., Ltd.	80,880	1,670,388
Strauss Group, Ltd.	6,896	97,709
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	888,925	50,419,826

TOTAL ISRAEL		77,397,959

MALAYSIA — (4.4%)
Affin Holdings Berhad	312,600	234,611
*Alliance Financial Group Berhad	301,700	220,040
*AMMB Holdings Berhad	874,959	1,242,641
*Axiata Group Berhad	4,359,375	4,159,070
*Batu Kawan Berhad	15,000	45,317
Berjaya Corp. Berhad	734,800	263,876
*Berjaya Media Berhad	18,370	5,576
Berjaya Sports Toto Berhad	803,464	990,526
Boustead Holdings Berhad	159,460	158,493
British American Tobacco Malaysia Berhad	239,100	2,947,528
CIMB Group Holdings Berhad	3,095,227	11,453,380
Digi.Com Berhad	495,162	3,166,119
*EON Capital Berhad	175,500	356,123
Fraser & Neave Holdings Berhad	61,000	196,442
Gamuda Berhad	805,700	651,748
Genting Berhad	3,086,500	6,343,353
Genting Malaysia Berhad	4,928,500	4,001,179
*Genting Plantations Berhad	276,600	487,152
Hong Leong Bank Berhad	820,150	1,954,611
Hong Leong Financial Group Berhad	548,429	1,213,273
*IJM Corp. Berhad	336,560	452,542

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
IOI Corp. Berhad	5,684,005	$8,548,005
KLCC Property Holdings Berhad	638,600	619,157
Kuala Lumpur Kepong Berhad	814,200	3,943,750
Lafarge Malayan Cement Berhad	259,580	478,050
Malayan Banking Berhad	780,353	1,548,247
*Malaysian Airlines System Berhad	599,367	458,100
*Malaysian Bulk Carriers Berhad	49,000	44,153
Malaysian Pacific Industries Berhad	22,100	40,543
MISC Berhad	2,124,832	4,962,972
*MMC Corp. Berhad	1,503,800	1,019,238
Nestle (Malaysia) Berhad	217,200	2,105,863
Oriental Holdings Berhad	232,900	391,694
Parkson Holdings Berhad	184,476	299,477
Petronas Dagangan Berhad	445,100	1,134,398
Petronas Gas Berhad	886,800	2,537,065
Plus Expressways Berhad	2,589,600	2,511,956
*PPB Group Berhad	889,100	4,156,046
Public Bank Berhad (B012W42)	44,291	154,029
Public Bank Berhad (B012W53)	1,550,201	5,446,031
*RHB Capital Berhad	525,900	809,930
*Shell Refining Co. Federation of Malaysia Berhad	227,000	714,055
Sime Darby Berhad	3,457,620	8,608,854
SP Setia Berhad	971,150	1,146,133
Star Publications (Malaysia) Berhad	411,600	384,954
Telekom Malaysia Berhad	1,816,400	1,659,011
Tenaga Nasional Berhad	2,121,000	4,946,610
*UEM Land Holdings Berhad	700,625	301,640
*UMW Holdings Berhad	729,066	1,333,900
YTL Corp. Berhad	1,449,385	3,131,242
YTL Power International Berhad	283,040	181,662

TOTAL MALAYSIA		104,160,365

MEXICO — (6.8%)
#America Movil S.A.B. de C.V. Series L	17,737,259	38,796,864
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	5,138,074
*Cementos de Mexico S.A.B de C.V. Series B	267,800	247,121
*Cemex S.A.B. de C.V. Sponsored ADR	12,500	114,875
#Coca-Cola Femsa S.A.B. de C.V. Series L	452,700	2,796,841
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	13,995
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	254
*Corporativo Fragua S.A.B. de C.V. Series B	21	189
*Dine S.A.B. de C.V	116,965	58,125
*El Puerto de Liverpool S.A.B. de C.V. Series C1	289,300	1,437,653
Embotelladora Arca S.A.B. de C.V	385,803	1,238,817
*Empresas ICA S.A.B. de C.V	50	122
#*Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	8,894,487
*Gruma S.A.B. de C.V. ADR	82,911	626,807
#*Grupo Carso S.A.B. de C.V. Series A-1	990,932	3,069,010
#Grupo Elektra S.A. de C.V	117,475	5,991,674
#*Grupo Financiero Banorte S.A.B. de C.V	2,470,909	8,119,241
#*Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,141,264	3,490,104
*Grupo Gigante S.A.B. de C.V. Series B	62,282	83,566
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	595,200	3,745,028
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	183,830
*Grupo Kuo S.A.B. de C.V. Series B	68	62
Grupo Mexico S.A.B. de C.V. Series B	7,455,785	15,162,376
*Grupo Modelo S.A.B. de C.V. Series C	832,100	4,135,053
*Grupo Nutrisa S.A. de C.V	129	256
*Grupo Qumma S.A. de C.V. Series B	1,591	22
#Grupo Televisa S.A. de C.V	1,704,800	6,675,830
Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,145,883

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V	2,524,776	$3,011,201
*Industrias Penoles S.A.B. de C.V	189,605	3,449,999
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	3,081,180
#*Organizacion Soriana S.A.B. de C.V. Series B	1,891,800	4,392,505
*Promotora y Operadora de Infraestructura S.A. de C.V	2,085	4,384
*Savia S.A. de C.V	120,000	7,339
Telefonos de Mexico S.A. de C.V. Series A	200,000	161,162
#Telefonos de Mexico S.A.B. de C.V	8,735,200	7,092,341
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	170,489
Telmex Internacional S.A.B. de C.V. (B39SR26)	8,329,530	7,361,572
#Telmex Internacional S.A.B. de C.V. ADR	30,200	533,332
#Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	19,295,955

TOTAL MEXICO		160,727,618

PHILIPPINES — (0.6%)
Aboitiz Equity Ventures, Inc.	2,671,000	568,946
*Aboitiz Power Corp.	530,000	108,057
Ayala Corp. Series A	313,453	1,945,491
Ayala Land, Inc.	9,214,518	2,066,095
*Banco de Oro Unibank, Inc.	1,292,908	998,237
Bank of the Philippine Islands	2,320,456	2,261,098
*Energy Development Corp.	1,212,500	123,342
*Filipina Water Bottling Corp.	2,006,957	—
Jollibee Food Corp.	65,000	73,267
*Metro Bank & Trust Co.	257,100	231,110
Philippine Long Distance Telephone Co.	90,440	5,118,598
SM Prime Holdings, Inc.	508,168	102,234

TOTAL PHILIPPINES		13,596,475

POLAND — (1.3%)
*Asseco Poland SA	29,080	595,616
*Bank Handlowy w Warszawie SA	17,748	452,810
*Bank Pekao SA	163,030	9,414,525
*Bank Przemyslowo Handlowy BPH SA	2,029	55,635
*Bank Zackodni WBK SA	37,228	2,240,554
Browary Zywiec SA	13,634	2,242,929
*Getin Holdings SA	100,000	310,047
*KGHM Polska Miedz SA	61,000	2,001,348
*Kredyt Bank SA	73,612	344,728
*Mondi Packaging Paper Swiecie SA	16,383	412,048
*Polski Koncern Naftowy Orlen SA	267,237	3,050,751
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	928,129
Powszechna Kasa Oszczednosci Bank Polski SA	220,087	2,917,814
Telekomunikacja Polska SA	1,112,400	6,140,096
TVN SA	35,681	168,635

TOTAL POLAND		31,275,665

RUSSIA — (1.8%)
*Gazprom OAO Sponsored ADR	690,209	16,736,364
*Gazpromneft JSC Sponsored ADR	23,219	564,169
*Lukoil OAO Sponsored ADR	225,486	12,331,082
*Magnitogorsk Iron & Steel Works Sponsored GDR	22,838	285,323
*MMC Norilsk Nickel JSC ADR	118,461	1,821,568
*Novolipetsk Steel OJSC GDR	24,069	731,380
*Novorossiysk Sea Trade Port GDR	1,138	13,052
*Polymetal GDR	10,986	102,473
*Rosneft Oil Co. GDR	473,876	3,644,590
*RusHydro Sponsored ADR	179,343	774,954
*Severstal GDR	48,303	590,951
*Surgutneftegaz Sponsored ADR	264,782	2,225,314

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
RUSSIA — (Continued)
*Tatneft Sponsored ADR	29,354	$903,138
*TMK OAO GDR	10,619	201,347
*Uralkali Sponsored GDR	47,977	1,019,642
*VTB Bank OJSC GDR	114,569	567,392
*X5 Retail Group NV GDR	8,912	284,930

TOTAL RUSSIA		42,797,669

SOUTH AFRICA — (8.1%)
*ABSA Group, Ltd.	362,514	6,293,518
Adcock Ingram Holdings, Ltd.	4,080	28,703
African Bank Investments, Ltd.	318,206	1,208,915
*African Rainbow Minerals, Ltd.	274,250	5,962,977
*Anglo American Platinum Corp., Ltd.	111,488	10,523,613
#AngloGold Ashanti, Ltd. Sponsored ADR	197,922	7,063,836
*ArcelorMittal South Africa, Ltd.	330,893	4,515,660
*Aspen Pharmacare Holdings, Ltd.	37,154	319,813
*Aveng, Ltd.	34,626	158,394
*Barloworld, Ltd.	3,906	22,223
Bidvest Group, Ltd.	182,111	3,069,103
*Data Tec, Ltd.	10,700	39,992
*Discovery Holdings, Ltd.	391,199	1,562,434
*Exxaro Resources, Ltd.	83,898	1,140,743
*FirstRand, Ltd.	1,540,707	3,731,239
*Freeworld Coatings, Ltd.	117,583	128,128
*Gold Fields, Ltd. Sponsored ADR	425,086	4,854,482
*Harmony Gold Mining Co., Ltd.	387,997	3,584,898
#*Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,040,488
*Impala Platinum Holdings, Ltd.	478,692	12,181,730
Investec, Ltd.	118,615	824,268
Kumba Iron Ore, Ltd.	15,092	630,250
*Liberty Holdings, Ltd.	209,134	1,826,116
Massmart Holdings, Ltd.	83,456	957,355
*Mondi, Ltd.	11,693	68,555
MTN Group, Ltd.	1,659,950	22,943,283
*Murray & Roberts Holdings, Ltd.	24,174	122,246
*Naspers, Ltd. Series N	324,237	11,629,331
*Nedbank Group, Ltd.	54,403	864,950
Network Healthcare Holdings, Ltd.	374,194	626,036
Pick’n Pay Stores, Ltd.	288,558	1,504,267
Pretoria Portland Cement Co., Ltd.	753,899	3,330,239
PSG Group, Ltd.	189,027	555,381
*Sanlam, Ltd.	961,639	2,874,689
#*Sasol, Ltd. Sponsored ADR	1,252,421	45,838,609
Shoprite Holdings, Ltd.	596,920	5,404,778
#*Standard Bank Group, Ltd.	843,110	11,947,457
Steinhoff International Holdings, Ltd.	722,272	1,828,064
*Super Group, Ltd.	2,619,768	211,759
*Telkom South Africa, Ltd.	521,362	2,249,856
Tiger Brands, Ltd.	76,245	1,761,243
Truworths International, Ltd.	138,004	755,598
Vodacom Group Pty, Ltd.	521,362	3,657,621

TOTAL SOUTH AFRICA		191,842,840

SOUTH KOREA — (12.0%)
#*Amorepacific Corp.	3,527	2,458,001
Cheil Industrial, Inc.	20,690	992,050
#*Daewoo Engineering & Construction Co., Ltd.	207,178	2,112,455
#*Daewoo International Corp.	48,663	1,465,134
Daewoo Securities Co., Ltd.	103,195	1,705,339
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,198,539
#*Doosan Heavy Industries & Construction Co., Ltd.	14,950	1,057,052

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Doosan Infracore Co., Ltd.	82,000	$1,223,209
#*Glovis Co., Ltd.	6,360	525,731
#*GS Engineering & Construction Corp.	27,320	2,081,877
*GS Holdings Corp.	42,945	1,274,173
*Hana Financial Group, Inc.	112,261	3,196,273
Hankook Tire Manufacturing Co., Ltd.	84,420	1,618,795
*Hite Brewery Co., Ltd.	4,568	621,925
#*Hynix Semiconductor, Inc.	163,310	3,172,736
*Hyundai Department Store Co., Ltd.	3,893	339,299
*Hyundai Development Co.	33,870	1,044,943
#Hyundai Heavy Industries Co., Ltd.	49,890	7,993,680
#*Hyundai Merchant Marine Co., Ltd.	24,600	611,157
*Hyundai Mobis	53,070	6,723,589
#Hyundai Motor Co., Ltd.	95,919	9,261,895
*Hyundai Securities Co., Ltd.	18,410	215,976
#*Hyundai Steel Co.	58,560	4,280,547
*Industrial Bank of Korea, Ltd.	78,210	880,766
*Kangwon Land, Inc.	150,410	2,045,776
*KB Financial Group, Inc.	139,085	5,994,183
KCC Corp.	7,410	2,169,650
*Kia Motors Corp.	225,130	3,753,524
*Korea Electric Power Corp.	295,290	9,734,167
*Korea Exchange Bank	200,200	2,264,043
*Korea Gas Corp.	35,793	1,593,697
*KT Corp.	195,930	8,371,444
KT&G Corp.	103,590	6,016,224
*LG Chemical, Ltd.	32,392	5,554,004
#*LG Corp.	129,413	6,974,472
#*LG Display Co., Ltd. ADR	128,466	2,083,718
#LG Electronics, Inc.	88,910	8,293,928
#LG Household & Healthcare Co., Ltd.	5,120	1,250,017
*Lotte Confectionary Co., Ltd.	221	234,426
*LS Industrial Systems Co., Ltd.	1,000	72,003
Mirae Asset Securities Co., Ltd.	7,275	362,737
#*NCsoft Corp.	4,529	503,851
*OCI Co., Ltd.	780	116,419
#POSCO	46,060	21,009,942
Samsung Card Co., Ltd.	23,720	1,045,071
Samsung Corp.	100,930	4,989,798
Samsung Electro-Mechanics Co., Ltd.	37,767	3,157,360
Samsung Electronics Co., Ltd.	97,139	65,268,747
*Samsung Electronics Co., Ltd. GDR	49,372	16,916,628
#Samsung Engineering Co., Ltd.	6,628	643,969
Samsung Fire & Marine Insurance, Ltd.	35,022	5,582,960
#Samsung Heavy Industries Co., Ltd.	126,000	2,585,641
Samsung SDI Co., Ltd.	20,352	2,374,025
Samsung Securities Co., Ltd.	33,780	1,833,068
*Samsung Techwin Co., Ltd.	7,702	501,479
*Shinhan Financial Group Co., Ltd.	218,686	7,635,909
*Shinhan Financial Group Co., Ltd. ADR	16,770	1,161,826
Shinsegae Co., Ltd.	12,596	5,683,926
#SK Co., Ltd.	21,194	1,517,195
#SK Energy Co., Ltd.	51,889	4,709,921
SK Telecom Co., Ltd.	56,085	8,803,348
S-Oil Corp.	47,310	2,092,370
#*STX Pan Ocean Co., Ltd.	30,480	308,208
*Woongjin Coway Co., Ltd.	13,260	407,051

TOTAL SOUTH KOREA		282,671,866

TAIWAN — (10.1%)
#Acer, Inc.	2,802,239	7,804,379

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Advanced Semiconductor Engineering, Inc.	2,990,899	$2,350,020
*Asia Cement Corp.	2,452,114	2,313,790
#*Asustek Computer, Inc.	2,968,206	5,728,892
*AU Optronics Corp.	1,332,874	1,463,872
#*AU Optronics Corp. Sponsored ADR	348,006	3,807,187
Catcher Co., Ltd.	191,430	428,564
#*Cathay Financial Holdings Co., Ltd.	2,746,761	4,631,656
*Chang Hwa Commercial Bank	1,962,000	883,430
#Cheng Shin Rubber Industry Co., Ltd.	1,078,790	2,060,091
*Cheng Uei Precision Industry Co., Ltd.	139,232	283,586
*Chi Mei Optoelectronic Corp.	1,814,000	1,410,578
Chicony Electronics Co., Ltd.	199,368	490,358
*China Development Financial Holding Corp.	3,970,000	1,098,132
#China Steel Corp.	8,747,669	8,864,997
*Chinatrust Financial Holdings Co., Ltd.	2,615,770	1,423,966
*Chunghwa Telecom Co., Ltd. ADR	69,911	1,326,911
*Chungwa Picture Tubes Co., Ltd	5,307,000	646,536
*Clevo Co.	212,643	384,852
#*Compal Electronics, Inc.	3,708,375	5,141,119
Delta Electronics Industrial Co., Ltd.	1,812,367	5,457,476
*E.Sun Financial Holding Co., Ltd.	1,125,790	420,326
Epistar Corp.	224,000	705,740
*Evergreen Marine Corp., Ltd.	481,869	278,117
Everlight Electronics Co., Ltd.	155,942	476,997
*Far Eastern Department Stores, Ltd.	331,000	314,892
Far Eastern New Century Corp.	4,292,007	4,690,790
*Far EasTone Telecommunications Co., Ltd.	634,000	767,692
*Farglory Land Development Co., Ltd.	73,000	154,208
*First Financial Holding Co., Ltd.	5,210,574	2,907,295
#*Formosa Chemicals & Fiber Co., Ltd.	4,748,445	10,252,786
Formosa Plastics Corp.	5,051,649	10,475,323
*Formosa Taffeta Co., Ltd.	605,000	441,158
#Foxconn Technology Co., Ltd.	684,791	2,687,384
*Fubon Financial Holding Co., Ltd.	5,940,052	6,910,063
#Hon Hai Precision Industry Co., Ltd.	4,590,177	19,127,243
Hotai Motor Co., Ltd.	387,000	844,407
#HTC Corp.	527,200	5,152,597
#*Hua Nan Financial Holding Co., Ltd.	5,725,898	3,310,116
#*Innolux Display Corp.	1,748,940	2,864,448
*Inotera Memories, Inc.	674,976	480,156
*Inventec Corp.	1,732,722	988,916
*Largan Precision Co., Ltd.	43,860	569,728
*Lee Chang Yung Chemical Industry Corp.	128,825	150,007
*Lite-On Technology Corp.	658,520	834,879
*Macronix International Co., Ltd.	1,794,825	998,217
#Media Tek, Inc.	735,527	11,866,862
*Mega Financial Holding Co., Ltd.	4,537,000	2,441,077
Nan Ya Plastic Corp.	7,084,565	13,242,874
Nan Ya Printed Circuit Board Corp.	200,940	847,677
*Novatek Microelectronics Corp, Ltd.	79,000	231,568
*Polaris Securities Co., Ltd.	802,000	405,280
*Pou Chen Corp.	2,007,342	1,506,028
*Powertech Technology, Inc.	94,000	298,858
#President Chain Store Corp.	881,831	2,025,659
*Qisda Corp.	498,000	257,414
Realtek Semiconductor Corp.	67,000	182,576
Richtek Technology Corp.	22,000	217,003
*Ruentex Industries, Ltd.	157,000	265,066
*Shin Kong Financial Holding Co., Ltd.	2,174,657	828,465
Siliconware Precision Industries Co., Ltd.	2,347,324	3,075,384
*SinoPac Holdings Co., Ltd.	2,807,000	919,741

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Synnex Technology International Corp.	927,700	$1,897,376
*Taishin Financial Holdings Co., Ltd.	1,609,000	647,206
*Taiwan Business Bank	552,000	142,392
*Taiwan Cement Corp.	2,415,895	2,242,088
*Taiwan Cooperative Bank	2,997,634	1,749,366
Taiwan Fertilizer Co., Ltd.	289,000	940,749
*Taiwan Glass Industrial Corp.	1,309,200	1,088,479
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	42,496,622
*Tatung Co., Ltd.	1,058,000	229,939
Transcend Information, Inc.	131,181	425,464
*Tripod Technology Corp.	111,000	379,161
TSRC Corp.	151,000	179,478
*Tung Ho Steel Enterprise Corp.	129,000	143,552
U-Ming Marine Transport Corp.	648,860	1,234,714
*Unimicron Technology Corp.	484,000	585,518
Uni-President Enterprises Corp.	3,496,347	3,727,806
#*United Microelectronics Corp.	5,956,000	2,943,902
#Wistron Corp.	1,251,699	2,363,106
WPG Holdings Co., Ltd.	201,000	310,325
*Yang Ming Marine Transport Corp.	341,131	122,290
*Young Fast Optoelectronics Co., Ltd.	23,000	227,607
#*Yuanta Financial Holding Co., Ltd.	1,945,885	1,234,383
*Yulon Motor Co., Ltd.	145,000	145,515

TOTAL TAIWAN		238,872,447

THAILAND — (1.5%)
Advance Info Service PCL (Foreign)	1,541,800	3,855,081
*Bangkok Bank PCL (Foreign) NVDR	286,400	974,942
Bangkok Dusit Medical Services PCL (Foreign)	313,800	225,932
*Bank of Ayudhya PCL (Foreign)	2,590,200	1,529,385
Banpu PCL (Foreign)	115,100	1,851,586
BEC World PCL (Foreign)	1,097,600	793,565
Bumrungrad Hospital PCL (Foreign)	103,300	88,690
C.P. ALL PCL (Foreign)	2,436,200	1,687,983
*Charoen Pokphand Foods PCL (Foreign)	4,181,300	1,448,560
*Delta Electronics (Thailand) PCL (Foreign)	522,510	275,461
Electricity Generating PCL (Foreign) NVDR	60,000	142,793
Glow Energy PCL (Foreign)	119,000	111,131
*IRPC PCL (Foreign)	4,240,300	556,943
*Kasikornbank PCL (Foreign)	1,612,200	4,273,945
*Krung Thai Bank PCL (Foreign)	7,726,870	2,234,612
Land & Houses PCL (Foreign) NVDR	790,000	129,703
*PTT Aromatics & Refining PCL (Foreign)	1,287,137	953,866
*PTT Chemical PCL (Foreign)	1,037,460	2,648,734
PTT Exploration & Production PCL (Foreign)	592,000	2,354,089
PTT PCL (Foreign)	218,400	1,467,185
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	898,278
Siam Cement PCL (Foreign) (The)	117,100	783,136
Siam Cement PCL (Foreign) NVDR (The)	41,600	273,198
*Siam City Bank PCL (Foreign)	833,100	771,737
Siam City Cement PCL (Foreign)	156,413	1,050,764
*Siam Commercial Bank PCL (Foreign)	1,001,366	2,405,752
Siam Makro PCL (Foreign)	112,500	294,849
*Thai Oil PCL (Foreign)	196,000	240,608
*TMB Bank PCL (Foreign)	3,780,000	144,618

TOTAL THAILAND		34,467,126

TURKEY — (2.2%)
*Akbank T.A.S	1,190,899	6,956,528
*Aksigorta A.S	39,252	48,459
Anadolu Efes Biracilik ve Malt Sanayi A.S	385,869	3,985,977

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Asya Katilim Bankasi A.S	151,578	$393,589
*Aygaz A.S	—	2
BIM BirlesikMagazalar A.S	17,544	795,911
*Dogan Sirketler Grubu Holding A.S	1,908,886	1,392,011
*Dogan Yayin Holding A.S	3	3
*Enka Insaat ve Sanayi A.S	385,612	1,794,945
*Eregli Demir ve Celik Fabrikalari Turk A.S	787,108	2,479,696
Ford Otomotiv Sanayi A.S	114,792	805,287
*Haci Omer Sabanci Holding A.S	28,105	121,113
*Koc Holding A.S. Series B	1,063,963	3,602,238
*Tofas Turk Otomobil Fabrikasi A.S	1	2
Tupras-Turkiye Petrol Rafinerileri A.S	216,078	4,448,891
*Turk Ekonomi Bankasi A.S	—	—
*Turk Hava Yollari A.S	131,400	479,103
*Turk Sise ve Cam Fabrikalari A.S	1	1
Turkcell Iletisim Hizmetleri A.S	240,093	1,762,283
*Turkiye Garanti Bankasi A.S	2,842,585	11,922,051
Turkiye Halk Bankasi A.S	139,950	950,643
*Turkiye Is Bankasi A.S	1,429,127	6,277,905
*Turkiye Vakiflar Bankasi T.A.O	385,861	1,022,864
*Yapi ve Kredi Bankasi A.S	1,249,137	3,008,183

TOTAL TURKEY		52,247,685

TOTAL COMMON STOCKS		1,989,845,496

PREFERRED STOCKS — (6.6%)
BRAZIL — (6.6%)
Banco Bradesco SA	1,440,120	23,935,788
*Brasil Telecom SA	436,993	3,034,609
*Brasil Telecom SA ADR	14,349	300,042
#*Braskem SA Preferred A Sponsored ADR	39,323	546,983
#Cia Vale do Rio Doce	173,700	3,922,146
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	37,678	2,513,876
Companhia de Bebidas das Americas	83	7,617
Companhia de Bebidas das Americas Preferred ADR	151,600	14,032,096
Companhia Energetica de Minas Gerais SA	409,748	6,814,633
Companhia Energetica de Minas Gerais SA Sponsored ADR	25,925	432,170
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,457
Gerdau SA	756,268	10,166,489
Itau Unibanco Holding SA	1,765,755	33,844,422
Net Servicos de Comunicacao SA Preferred ADR	190,661	2,255,520
Tele Norte Leste Participacoes SA	180,034	3,209,094
Tele Norte Leste Participacoes SA ADR	127,600	2,273,832
Telecomunicacoes de Sao Paulo SA	96,700	2,133,043
*Telemar Norte Leste SA	37,912	1,106,990
*Ultrapar Participacoes SA Sponsored ADR	86,323	3,792,169
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	5,103,722
Vale SA Series A	1,412,691	31,581,326
*Vale SA Series B	81,160	—
Vivo Participacoes SA	134,958	3,829,657

TOTAL BRAZIL		154,840,681

TOTAL PREFERRED STOCKS		154,840,681

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*MISC Berhad Rights 02/09/10	424,966	$79,113

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $420,000 FNMA 6.50%, 06/25/39, valued at $447,300) to be repurchased at $437,007	$437	437,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.1%)
§@DFA Short Term Investment Fund LP	212,968,872	212,968,872
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $1,114,508) to be repurchased at $1,092,666	$1,093	1,092,655

TOTAL SECURITIES LENDING COLLATERAL		214,061,527

TOTAL INVESTMENTS — (100.0%) (Cost $1,282,914,480)##		$2,359,263,817

THE EMERGING MARKETS SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,808,694	—	—	$1,808,694
Brazil	121,383,031	—	—	121,383,031
Chile	41,605,769	—	—	41,605,769
China	78,787,245	$131,225,822	—	210,013,067
Czech Republic	—	22,825,566	—	22,825,566
Hungary	—	33,681,732	—	33,681,732
India	18,705,115	252,532,511	—	271,237,626
Indonesia	—	57,232,296	—	57,232,296
Israel	50,419,826	26,978,133	—	77,397,959
Malaysia	—	104,160,365	—	104,160,365
Mexico	160,536,427	191,191	—	160,727,618
Philippines	—	13,596,475	—	13,596,475
Poland	—	31,275,665	—	31,275,665
Russia	—	42,797,669	—	42,797,669
South Africa	60,797,415	131,045,425	—	191,842,840
South Korea	3,245,544	279,426,322	—	282,671,866
Taiwan	5,134,098	233,738,349	—	238,872,447
Thailand	34,467,126	—	—	34,467,126
Turkey	121,113	52,126,572	—	52,247,685
Preferred Stocks
Brazil	154,840,681	—	—	154,840,681
Rights/Warrants
Malaysia	79,113	—	—	79,113
Temporary Cash Investments	—	437,000	—	437,000
Securities Lending Collateral	—	214,061,527	—	214,061,527

TOTAL	$731,931,197	$1,627,332,620	—	$2,359,263,817

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.4%)
ARGENTINA — (0.0%)
Ferrum SA de Ceramica y Metalurgica Series B	1	$1

BRAZIL — (7.2%)
Acos Villares SA	1,078,500	400,504
*Acucar Guarani SA	18,000	57,676
AES Tiete SA (2440693)	53,900	491,820
AES Tiete SA (2441038)	97,828	985,027
All America Latina Logistica SA	253,700	2,032,292
American Banknote SA	66,200	669,024
*Anhanguera Educacional Participacoes SA	126,200	1,740,690
B2W Cia Global Do Varejo	123,200	2,483,607
*Banco ABC Brasil SA	23,000	147,639
*Banco Alfa de Investimento SA	700	3,045
*Banco Cruzeiro do Sul SA	19,400	129,676
Banco Daycoval SA	10,300	50,817
*Banco Industrial e Comercial SA	60,300	381,314
*Banco Mercantil do Brasil SA	1,228	7,557
*Banco Panamericano SA	63,700	369,359
*Banco Pine SA	62,500	361,406
*Banco Sofisa SA	92,600	252,501
*Bematech SA	68,200	341,904
*Bombril SA	17,600	86,833
*BR Malls Participacoes SA	120,800	1,313,740
BRF - Brasil Foods SA	20,654	494,698
BRF - Brasil Foods SA ADR	112,544	5,412,241
*Brookfield Incorporacoes SA	98,100	429,871
*Camargo Correa Desenvolvimento Imobiliario SA	13,100	39,196
Cia de Gas de Sao Paulo	24,800	467,056
Cia de Saneamento de Minas Gerais-Copasa	75,300	1,018,647
Cia de Saneamento do Parana	176,900	229,923
Cia Energetica de Sao Paulo	156,900	1,955,215
Cia Hering SA	27,900	455,873
#Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	1,127,055
*Cosan SA Industria e Comercio	169,700	1,917,565
Cremer SA	12,000	99,310
Cyrela Brazil Realty SA	326,200	3,744,811
Diagnosticos Da America SA	126,800	3,889,430
Duratex SA	624,462	5,363,416
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	124,900	2,378,732
*Energias do Brazil SA	52,102	977,085
Equatorial Energia SA	19,300	174,058
Eternit SA	188,589	835,394
*Even Construtora e Incorporadora SA	12,500	50,066
Ferbasa-Ferro Ligas da Bahia SA	92,500	570,703
*Fertilizantes Fosfatados SA	123,100	1,220,551
*Fibria Celulose SA	8,487	153,935
#*Fibria Celulose SA Sponsored ADR	141,687	2,590,038
*Gafisa SA	150,800	1,949,600
*Global Village Telecom Holding SA	178,300	5,306,435
*Globex Utilidades SA	58,737	414,431
Grendene SA	164,100	762,608
*Guararapes Confeccoes SA	3,800	149,178
*IdeiasNet SA	234,800	611,601
Iguatemi Empresa de Shopping Centers SA	44,200	668,041
Industrias Romi SA	77,500	579,708
*Inepar SA Industria e Construcoes	22,740	92,890
*JBS SA	96,900	480,130
JHSF Participacoes SA	39,700	72,660
*Klabin Segall SA	38,000	104,626

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Light SA	199,200	$2,634,512
Localiza Rent a Car SA	219,700	2,300,731
Lojas Americanas SA	8,000	48,891
Lojas Renner SA	273,700	5,224,258
*LPS Brasila Consultoria de Imoveis SA	15,200	180,626
*Lupatech SA	34,700	535,687
*M Dias Branco SA	44,100	1,133,499
*M&G Poliester SA	640,780	71,387
*Magnesita Refratarios SA	538,604	4,223,113
Marisa SA	11,600	76,923
*Medial Saude SA	48,250	409,549
*MMX Mineracao e Metalicos SA	120,800	820,286
*MPX Energia SA	46,000	562,493
*Multiplan Empreendimentos Imobiliarios SA	2,500	39,788
Natura Cosmeticos SA	120,300	2,166,038
*Obrascon Huarte Lain Brasil SA	6,200	116,764
OdontoPrev SA	47,400	1,458,210
*Parana Banco SA	24,700	127,759
*Paranapanema SA	85,998	303,844
*PDG Realty SA Empreendimentos e Participacoes	353,800	2,817,262
*Plascar Participacoes Industriais SA	99,700	193,053
Porto Seguro SA	261,800	2,633,277
*Positivo Informatica SA	33,300	356,319
*Rodobens Negocios Imobiliarios SA	2,500	22,401
*Rossi Residencial SA	148,600	1,032,711
*Sao Carlos Empreendimentos e Participacoes SA	51,500	441,233
Sao Martinho SA	64,100	612,095
Sao Paulo Alpargatas SA	5,100	313,833
*SLC Agricola SA	12,100	115,544
*Sul America SA	29,700	772,042
*Tam SA	135,800	2,483,303
Terna Participacoes SA	3,800	75,798
Totvs SA	49,764	3,059,760
*Universo Online SA	72,700	354,822

TOTAL BRAZIL		96,811,019

CHILE — (2.3%)
AFP Cuprum SA	1,398	54,682
Aguas Andinas SA Series A	748,702	320,009
Almendral SA	1,445,104	145,861
Banmedica SA	1,312,094	1,439,773
*Cementos Bio-Bio SA	452,622	993,160
*Cintac SA	324,650	166,568
*Compania Cervecerias Unidas SA	204,100	1,584,199
Compania de Consumidores de Gas Santiago SA	76,171	350,262
Compania General de Electricidad SA	61,858	390,670
*Compania SudAmericana de Vapores SA	2,745,213	2,116,134
*CorpBanca SA	285,548,677	2,350,424
*CorpBanca SA ADR	31,658	1,297,978
*Cristalerias de Chile SA	159,630	1,827,506
Embotelladora Andina SA Series B	404,281	1,334,798
#Embotelladora Andina SA Series B ADR	900	17,892
*Empresa Electrica del Norte Grande SA	293,151	536,409
*Empresa Electrica Pilmaiquen SA	38,014	171,320
*Empresas Iansa SA	4,176,187	305,823
*Empresas La Polar SA	541,277	3,036,563
Farmacias Ahumada SA	242,158	595,992
Forus SA	24,439	32,963
Grupo Security SA	92,721	25,653
*Industrias Forestales SA	20,000	4,961
Inversiones Aguas Metropolitanas SA	1,490,266	1,818,176

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Madeco SA	28,391,276	$1,728,070
*Masisa SA	8,936,076	1,236,149
*Multiexport Foods SA	1,414,508	264,495
*Parque Arauco SA	1,055,338	1,286,703
*Ripley Corp. SA	1,192,149	994,026
*Salfacorp SA	136,932	234,099
*Sigdo Koppers SA	216,061	197,468
*Socovesa SA	1,057,560	383,393
*Sonda SA	429,418	671,862
*Soquimic Comercial SA	562,478	246,842
Vina Concha Y Toro SA	1,152,066	2,649,026
Vina Concha Y Toro SA Sponsored ADR	200	9,230
*Vina San Pedro Tarapaca SA	40,113,498	306,151

TOTAL CHILE		31,125,290

CHINA — (10.8%)
*A8 Digital Music Holdings, Ltd.	64,000	26,666
*Agile Property Holdings, Ltd.	1,094,000	1,362,278
Ajisen China Holdings, Ltd.	480,000	437,427
Anhui Expressway Co., Ltd.	834,000	577,214
Anhui Tianda Oil Pipe Co., Ltd.	95,000	48,279
Anta Sports Products, Ltd.	450,000	590,817
*Anton Oilfield Services Group	220,000	22,302
#*AviChina Industry and Technology Co., Ltd.	472,000	211,218
*Baoye Group Co., Ltd.	1,912,000	1,216,486
*Beijing Capital International Airport Co., Ltd.	916,000	512,851
#*Beijing Capital Land, Ltd.	4,358,500	1,507,690
*Beijing Development Hong Kong, Ltd.	25,000	6,600
*Beijing Jingkelong Co., Ltd.	73,000	61,468
#*Beijing North Star Co., Ltd.	536,000	167,995
Bosideng International Holdings, Ltd.	814,000	162,130
#*Brilliance China Automotive Holdings, Ltd.	12,088,000	3,151,763
#*BYD Co., Ltd.	482,000	3,496,167
#*BYD Electronic International Co., Ltd.	400,000	333,211
*Central China Real Estate, Ltd.	181,000	42,638
Chaoda Modern Agriculture (Holdings), Ltd.	1,416,000	1,385,666
#*China Aerospace International Holdings, Ltd.	8,318,500	1,351,839
*China Agri-Industries Holdings, Ltd.	712,000	971,839
#*China Aoyuan Property Group, Ltd.	412,000	64,335
#China Automation Group, Ltd.	175,000	118,669
*China BlueChemical, Ltd.	968,000	629,241
*China Chengtong Development Group, Ltd.	876,000	74,008
#*China Communications Services Corp., Ltd.	894,000	452,999
China Dongxiang Group Co.	1,363,000	882,317
#*China Eastern Airlines Corp., Ltd.	1,222,000	409,871
#China Everbright International, Ltd.	5,281,800	2,491,879
*China Everbright, Ltd.	370,000	868,102
#*China Foods, Ltd.	344,000	291,420
#China Gas Holdings, Ltd.	5,115,500	2,711,809
#*China Green (Holdings), Ltd.	222,000	262,707
#China High Speed Transmission Equipment Group Co., Ltd.	487,000	966,597
*China Huiyuan Juice Group, Ltd.	213,000	137,583
*China Mengniu Dairy Co., Ltd.	77,000	236,132
*China Mining Resources Group, Ltd.	20,164,900	600,433
*China Molybdenum Co., Ltd.	580,000	449,261
#*China National Materials Co., Ltd.	514,000	310,941
*China Oil & Gas Group, Ltd.	960,000	137,568
*China Pharmaceutical Group, Ltd.	344,000	175,082
#*China Power International Development, Ltd.	5,805,200	1,430,357
*China Power New Energy Development Co., Ltd.	1,080,000	70,289
*China Properties Group, Ltd.	190,000	51,722

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Resources Gas Group, Ltd.	60,000	$86,905
*China Resources Microelectronics, Ltd.	1,425,000	58,532
#China Shineway Pharmaceutical Group, Ltd.	460,200	805,853
#*China Starch Holdings, Ltd.	240,000	50,119
#China State Construction International Holdings, Ltd.	3,580,800	1,235,683
*China Travel International Investment Hong Kong, Ltd.	13,617,900	3,373,995
*China Wireless Technologies, Ltd.	388,000	111,790
China Yurun Food Group, Ltd.	2,622,000	7,347,047
#*Chongqing Iron and Steel Co., Ltd.	1,681,400	531,524
#*CIMC Enric Holdings, Ltd.	70,000	46,270
*CITIC 21CN Co., Ltd.	4,363,200	792,711
*CITIC Resources Holdings, Ltd.	8,560,600	2,116,651
*Clear Media, Ltd.	41,000	23,792
CNPC Hong Kong, Ltd.	120,000	149,052
*Coastal Greenland, Ltd.	294,000	20,175
#Comba Telecom Systems Holdings, Ltd.	152,000	164,548
#*COSCO International Holdings, Ltd.	3,287,000	1,532,378
*COSCO Pacific, Ltd.	640,000	931,115
*Coslight Technology International Group, Ltd.	62,000	83,536
*Dachan Food Asia, Ltd.	101,000	20,469
*Denway Motors, Ltd.	2,024,000	1,153,303
*Digital China Holdings, Ltd.	443,800	699,668
Dongfang Electric Co., Ltd.	63,000	310,520
*Dynasty Fine Wines Group, Ltd.	158,000	45,613
*Enerchina Holdings, Ltd.	10,646,167	208,673
*First Tractor Co., Ltd.	303,176	200,809
*Fosun International, Ltd.	359,500	253,380
*Founder Holdings, Ltd.	1,852,900	118,883
*Franshion Properties China, Ltd.	1,586,000	520,102
#*FU JI Food & Catering Services	1,857,800	—
*Fushan International Energy Group, Ltd.	802,000	688,266
*GCL Poly Energy Holdings, Ltd.	455,000	106,707
#Geely Automobile Holdings, Ltd.	2,200,000	966,613
*Genesis Energy Holdings, Ltd.	775,000	21,974
*Global Bio-Chem Technology Group Co., Ltd.	666,000	185,945
*Goldbond Group Holdings, Ltd.	440,000	31,646
Golden Eagle Retail Group, Ltd.	373,000	671,817
*Golden Meditech Company, Ltd.	444,000	86,988
*Goldlion Holdings, Ltd.	68,000	18,070
*Great Wall Motor Co., Ltd.	698,500	948,000
#*Great Wall Technology Co., Ltd.	698,950	297,279
*Greentown China Holdings, Ltd.	251,500	302,162
Guangdong Investment, Ltd.	5,402,000	2,748,969
*Guangshen Railway Co., Ltd. Sponsored ADR	16,700	337,173
*Guangzhou Investment Co., Ltd.	1,618,000	390,953
*Guangzhou Pharmaceutical Co., Ltd.	86,000	65,444
#Guangzhou Shipyard International Co., Ltd.	280,000	444,517
*GZI Transportation, Ltd.	2,038,018	792,301
#*Haier Electronics Group Co., Ltd.	255,000	122,574
#Hengdeli Holdings, Ltd.	1,422,000	470,329
#*Hi Sun Technology (China), Ltd.	501,000	280,393
*Hidili Industry International Development, Ltd.	481,000	503,795
#*HKC (Holdings), Ltd.	13,282,227	969,298
*Honghua Group, Ltd.	427,000	64,883
*Hopson Development Holdings, Ltd.	3,476,000	4,303,868
Hua Han Bio-Pharmaceutical Holdings, Ltd.	296,000	79,660
Huabao International Holdings, Ltd.	692,000	706,812
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	3,453,072
*Inspur International, Ltd.	30,000	4,261
*Intime Department Store Group Co., Ltd.	211,000	180,221
*Ju Teng International Holdings, Ltd.	398,000	343,444

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Kai Yuan Holdings, Ltd.	1,560,000	$69,890
*Kasen International Holdings, Ltd.	66,000	22,109
*Kingboard Chemical Holdings, Ltd.	325,000	1,378,006
#*Kingboard Laminates Holdings, Ltd.	326,000	229,791
Kingdee International Software Group Co., Ltd.	1,620,000	396,603
#*Kingsoft Corp., Ltd.	215,000	163,873
*Kingway Brewery Holdings, Ltd.	4,988,800	961,616
*KWG Property Holding, Ltd.	969,500	585,914
Lai Fung Holdings, Ltd.	1,140,000	36,216
Lee & Man Paper Manufacturing, Ltd.	540,800	309,911
#Li Ning Co., Ltd.	441,000	1,339,908
*Lianhua Supermarket Holdings Co., Ltd.	326,000	850,580
*Lingbao Gold Co., Ltd.	1,384,000	497,020
#*Little Sheep Group, Ltd.	76,000	35,721
#*Lonking Holdings, Ltd.	3,324,000	2,029,581
#Maoye International Holdings	441,000	105,958
*Min Xin Holdings, Ltd.	104,000	42,581
*Mingyuan Medicare Development Co., Ltd.	630,000	100,046
#*Minmetals Resources, Ltd.	4,398,000	1,458,560
*Minth Group, Ltd.	166,000	209,459
*Nanjing Panda Electronics Co., Ltd.	284,000	77,767
*Neo-China Land Group (Holdings), Ltd.	1,594,025	1,045,033
*NetDragon Websoft, Inc.	96,500	50,080
New World China Land, Ltd.	540,200	165,054
New World Department Store China, Ltd.	240,000	214,558
*Northeast Electric Development Co., Ltd.	114,000	22,761
#*Oriental Ginza Holdings, Ltd.	94,000	20,659
*Poly Hong Kong Investment, Ltd.	737,000	729,869
Ports Design, Ltd.	123,000	329,352
#*Qingling Motors Co., Ltd.	182,000	42,154
*Qunxing Paper Holdings Co., Ltd.	158,000	61,494
*REXLot Holdings, Ltd.	1,575,000	187,769
*Semiconductor Manufacturing International Corp.	112,497,000	8,379,627
*Shandong Molong Petroleum Machinery Co., Ltd.	66,400	76,321
*Shanghai Forte Land Co., Ltd.	258,000	69,233
*Shanghai Industrial Holdings, Ltd.	114,000	529,755
#*Shanghai Jin Jiang International Hotels Group Co., Ltd.	290,000	87,565
*Shanghai Prime Machinery Co., Ltd.	4,280,000	905,983
*Shanghai Zendai Property, Ltd.	1,095,000	44,890
Shenji Kunming Machine Tool Co., Ltd.	95,000	82,050
#Shenzhen Expressway Co., Ltd.	1,724,400	902,750
*Shenzhen International Holdings, Ltd.	42,344,300	3,151,426
*Shenzhen Investment, Ltd.	10,080,000	3,593,117
#*Shenzhou International Group	128,000	160,526
*Shimao Property Holdings, Ltd.	508,500	779,887
*Shougang Concord International Enterprises Co., Ltd.	11,314,100	2,310,641
*Shui On Land, Ltd.	1,376,500	651,926
#Sichuan Expressway Co., Ltd.	1,552,000	839,077
*Sichuan Xinhua Winshare Chainstore Co., Ltd.	83,000	34,377
#*Silver Grant International Industries, Ltd.	520,000	183,786
*SinoCom Software Group, Ltd.	1,662,200	215,202
*Sinofert Holdings, Ltd.	30,000	17,376
*Sinolink Worldwide Holdings, Ltd.	10,218,800	1,666,053
*SinoMedia Holding, Ltd.	52,000	13,799
*Sino-Ocean Land Holdings, Ltd.	1,516,294	1,225,620
*Sinopec Kantons Holdings, Ltd.	112,000	49,064
*Sinopec Yizheng Chemical Fibre Co., Ltd.	784,000	192,765
#*Sinotruk Hong Kong, Ltd.	496,000	577,427
#Skyworth Digital Holdings, Ltd.	6,543,562	6,298,328
*Soho China, Ltd.	1,031,500	503,678
*Solargiga Energy Holdings, Ltd.	9,000	2,000

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*SPG Land Holdings, Ltd.	108,000	$53,869
#*SRE Group, Ltd.	11,833,053	1,053,969
*TCL Communication Technology Holdings, Ltd.	2,068,198	522,490
*TCL Multimedia Technology Holdings, Ltd.	2,068,510	1,661,847
*Tian An China Investments Co., Ltd.	23,000	14,351
*Tiangong International Co., Ltd.	42,000	13,383
#*Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	525,114
#Tianjin Development Holdings, Ltd.	1,515,800	927,924
#*Tianneng Power International, Ltd.	220,000	83,051
*Tomson Group, Ltd.	212,000	82,935
#Towngas China Co., Ltd.	2,893,000	1,177,640
*TPV Technology, Ltd.	8,995,821	5,654,288
*Travelsky Technology, Ltd.	233,000	191,070
Truly International Holdings, Ltd.	22,000	26,266
#*Uni-President China Holdings, Ltd.	481,000	291,107
*United Energy Group, Ltd.	1,256,000	91,804
#*Vinda International Holdings, Ltd.	175,000	111,760
#*Wasion Group Holdings, Ltd.	176,000	121,614
Weichai Power Co., Ltd.	51,600	373,902
*Weiqiao Textile Co., Ltd.	2,212,000	1,465,194
*Welling Holdings, Ltd.	1,468,000	65,727
*Wuyi International Pharmaceutical Co., Ltd.	245,000	23,899
#*Xiamen International Port Co., Ltd.	5,166,000	929,813
Xinao Gas Holdings, Ltd.	2,178,000	5,164,589
#*Xinjiang Xinxin Mining Industry Co., Ltd.	241,000	121,314
#*Xiwang Sugar Holdings Co., Ltd.	1,803,178	553,811
#*XTEP International Holdings, Ltd.	186,500	114,680
*Zhaojin Mining Industry Co., Ltd.	255,500	456,546
Zhejiang Expressway Co., Ltd.	208,000	180,714
*Zhejiang Glass Co., Ltd.	445,000	155,311
*Zhong An Real Estate, Ltd.	181,000	55,626
*Zhuzhou CSR Times Electric Co., Ltd.	186,000	342,609

TOTAL CHINA		144,970,755

HUNGARY — (0.2%)
*Danubius Hotel & Spa NYRT	45,091	756,379
*Egis Gyogyszergyar NYRT	2,076	191,825
*FHB Mortgage Bank NYRT	70,611	492,312
*Fotex Holding SE Co., Ltd.	119,895	234,502
*PannErgy P.L.C.	127,046	498,436
*RABA Automotive Holding NYRT	272,605	1,012,078
Zwack Unicum NYRT	1,100	96,817

TOTAL HUNGARY		3,282,349

INDIA — (11.7%)
*3M India, Ltd.	4,899	195,279
Aban Offshore, Ltd.	9,546	247,338
*Abhishek Industries, Ltd.	172,482	57,451
*Adhunik Metaliks, Ltd.	11,030	26,591
*Aditya Birla Nuvo, Ltd.	25,024	458,931
Ador Welding, Ltd.	8,088	29,726
*Agro Tech Foods, Ltd.	39,674	228,361
*AIA Engineering, Ltd.	17,307	128,857
*Ajmera Realty & Infra India, Ltd.	33,510	136,715
*Alembic, Ltd.	265,727	259,457
*Allahabad Bank, Ltd.	81,509	249,078
*Allcargo Global Logistics, Ltd.	2,424	10,397
*Alok Industries, Ltd.	969,073	551,831
Alstom Projects India, Ltd.	16,077	182,751
*Amara Raja Batteries, Ltd.	5,734	19,277
*Andhra Bank	81,607	186,573

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Ansal Properties & Infrastructure, Ltd.	196,315	$283,251
*Apollo Hospitals Enterprise, Ltd.	124,821	1,835,963
*Apollo Tyres, Ltd.	663,125	750,743
*Aptech, Ltd.	69,254	256,372
*Arvind Mills, Ltd.	279,573	228,509
*Asahi India Glass, Ltd.	220,013	311,799
*Ashapura Minechem, Ltd.	62,965	99,040
*Ashok Leyland, Ltd.	473,432	511,695
*Asian Hotels, Ltd.	26,208	280,688
Aurobindo Pharma, Ltd.	108,294	1,972,386
Automotive Axles, Ltd.	19,185	154,739
*Avaya GlobalConnect, Ltd.	5,050	21,838
Aventis Pharma, Ltd.	23,466	788,571
*Bajaj Auto Finance, Ltd.	54,772	362,657
*Bajaj Electricals, Ltd.	7,410	28,264
*Bajaj Hindusthan, Ltd.	81,444	356,755
*Bajaj Holdings & Investment, Ltd.	29,809	363,855
Balaji Telefilms, Ltd.	131,073	153,135
Ballarpur Industries, Ltd.	910,052	499,883
*Balmer Lawrie & Co., Ltd.	23,290	299,633
*Balrampur Chini Mills, Ltd.	745,160	1,927,955
*Bank of Maharashtra, Ltd.	437,791	497,785
*Bank of Rajasthan, Ltd.	221,503	322,018
Bannari Amman Sugars, Ltd.	15,919	403,919
BASF India, Ltd.	2,602	20,270
Bata India, Ltd.	86,199	335,325
*BEML, Ltd.	8,967	206,252
*Bengal & Assam Co., Ltd.	3,943	14,111
Berger Paints India, Ltd.	531,407	644,335
Bharat Electronics, Ltd.	11,630	491,764
*Bharat Forge, Ltd.	110,747	636,363
*Bharati Shipyard, Ltd.	44,652	291,115
*Bhushan Steel & Strips, Ltd.	78,309	2,443,849
*Binani Cement, Ltd.	14,732	22,648
*Biocon, Ltd.	56,399	327,555
Birla Corp., Ltd.	104,359	829,002
Blue Dart Express, Ltd.	16,011	200,633
Blue Star, Ltd.	119,701	980,522
Bombay Burmah Trading Co.	10,000	71,720
*Bombay Dyeing & Manufacturing Co., Ltd.	56,142	658,553
*Bombay Rayon Fashions, Ltd.	37,443	164,581
Britannia Industries, Ltd.	30,375	1,035,205
Cadila Healthcare, Ltd.	72,934	1,121,695
Carborundum Universal, Ltd.	152,175	617,880
*Central Bank Of India	71,241	231,182
Centum Electronics, Ltd.	9,432	14,524
*Century Enka, Ltd.	7,619	44,748
*Century Textiles & Industries, Ltd.	6,028	66,727
CESC, Ltd.	164,998	1,397,993
*Chambal Fertilizers & Chemicals, Ltd.	539,201	755,633
*Chemplast Sanmar, Ltd.	79,745	16,796
*Chennai Petroleum Corp., Ltd.	155,542	790,339
*Cholamandalam DBS Finance, Ltd.	38,368	51,714
*City Union Bank, Ltd.	630,312	408,538
*Clariant Chemicals (India), Ltd.	25,417	232,868
CMC, Ltd.	29,221	772,099
*Coromandel International, Ltd.	218,553	1,321,464
*Corp. Bank	47,850	440,222
*Cranes Software International, Ltd.	182,944	92,778
Crisil, Ltd.	10,145	1,057,026
Crompton Greaves, Ltd.	51,564	483,126

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Cummins India, Ltd.	54,392	$525,972
*Dalmia Cement (Bharat), Ltd.	60,289	221,033
DCM Shriram Consolidated, Ltd.	258,455	321,534
*Deccan Chronicle Holdings, Ltd.	5,984	19,141
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	143,664	324,781
*Dewan Housing Finance Corp., Ltd.	14,876	62,832
*Dish TV (India), Ltd.	31,237	28,527
*Dishman Pharmaceuticals & Chemicals, Ltd.	109,719	519,167
Divi’s Laboratories, Ltd.	23,752	313,038
*E.I.D. - Parry (India), Ltd.	142,978	1,149,247
*Edelweiss Capital, Ltd.	10,155	96,130
*Eicher Motors, Ltd.	44,035	529,635
*EIH, Ltd.	136,145	365,749
*Elder Pharmaceuticals, Ltd.	41,972	294,961
*Electrosteel Casings, Ltd.	384,060	393,120
Elgi Equipments, Ltd.	112,237	198,277
*Era Infra Engineering, Ltd.	18,273	77,642
Esab India, Ltd.	26,438	308,605
*Escorts, Ltd.	105,268	279,789
*Ess Dee Aluminium, Ltd.	1,868	14,290
*Essar Shipping Ports & Logistics, Ltd.	62,064	95,172
*Essel Propack, Ltd.	229,455	227,507
*Eveready Industries (India), Ltd.	108,836	135,414
Everest Kanto Cylinder, Ltd.	35,000	100,138
Exide Industries, Ltd.	923,744	2,219,148
*FAG Bearings (India), Ltd.	26,817	317,108
*FDC, Ltd.	245,896	376,874
*Federal Bank, Ltd.	279,298	1,538,575
Financial Technologies (India), Ltd.	29,448	971,492
*Finolex Cables, Ltd.	253,437	285,123
*Finolex Industries, Ltd.	229,394	282,519
*Fortis Healthcare, Ltd.	42,000	128,718
*Fresenius Kabi Oncology, Ltd.	7,629	18,391
*Gammon India, Ltd.	141,799	734,396
*Geodesic, Ltd.	144,811	403,822
GHCL, Ltd.	159,986	154,224
Gillette India, Ltd.	9,020	255,423
GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	1,642,117
Glenmark Pharmaceuticals, Ltd.	113,321	591,741
*Godfrey Phillips India, Ltd.	2,778	116,050
Godrej Consumer Products, Ltd.	295,660	1,505,946
*Godrej Industries, Ltd.	146,574	464,327
*Goetze (India), Ltd.	60,504	198,972
*Graphite India, Ltd.	221,802	412,838
*Great Eastern Shipping Co., Ltd.	78,007	479,386
*Great Offshore, Ltd.	42,090	381,810
Greaves Cotton, Ltd.	92,367	532,393
*Grindwell Norton, Ltd.	4,604	14,299
*Gruh Finance, Ltd.	4,467	19,094
*GTL Infrastructure, Ltd.	516,486	472,320
*GTL, Ltd.	172,195	1,515,634
*Gujarat Alkalies & Chemicals, Ltd.	135,835	363,184
Gujarat Ambuja Exports, Ltd.	180,510	79,520
Gujarat Fluorochemicals, Ltd.	145,154	500,213
Gujarat Gas Co., Ltd.	171,320	868,903
*Gujarat Mineral Development Corp., Ltd.	19,959	62,653
*Gujarat Narmada Valley Fertilizers Co., Ltd.	190,388	482,413
*Gujarat State Fertilizers & Chemicals, Ltd.	97,061	448,658
Gujarat State Petronet, Ltd.	138,074	270,206
*GVK Power & Infrastructure, Ltd.	788,303	765,543
*H.E.G., Ltd.	66,578	490,691

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
HCL Infosystems, Ltd.	280,963	$784,307
*HeidelbergCement India, Ltd.	274,729	254,458
*Hexaware Technologies, Ltd.	166,745	295,150
*Hikal, Ltd.	17,498	145,149
*Himachal Futuristic Communications, Ltd.	705,174	224,064
*Hinduja Global Solutions, Ltd.	36,075	349,763
*Hinduja Ventures, Ltd.	36,075	245,738
*Hindustan Construction Co., Ltd.	512,201	1,486,808
*Hindustan Oil Exploration Co., Ltd.	68,772	372,349
*Honeywell Automation India, Ltd.	6,781	333,408
*Hotel Leelaventure, Ltd.	513,732	529,696
*Housing Development & Infrastructure, Ltd.	112,538	798,584
HSIL, Ltd.	69,904	115,102
*HT Media, Ltd.	7,897	25,018
*IBN18 Broadcast , Ltd.	6,329	15,774
*ICI India, Ltd.	50,985	667,267
*ICSA (India), Ltd.	8,443	29,338
*IDBI Bank, Ltd.	172,400	452,106
*India Cements, Ltd.	148,839	356,649
*India Infoline, Ltd.	94,224	240,296
*Indiabulls Financial Services, Ltd.	226,804	528,851
*Indiabulls Real Estate, Ltd.	282,481	1,063,060
*Indian Bank	61,204	237,835
*Indian Hotels Co., Ltd.	640,595	1,282,179
*Indian Overseas Bank	196,756	392,550
*Indo Rama Synthetics (India), Ltd.	136,867	104,427
Indoco Remedies, Ltd.	12,300	86,456
*IndusInd Bank, Ltd.	447,357	1,429,295
*INEIS ABS India, Ltd.	23,441	88,863
*Info Edge India, Ltd.	1,891	34,809
*Infomedia 18, Ltd.	59,475	46,630
*Infotech Enterprises, Ltd.	87,418	661,699
*ING Vysya Bank, Ltd.	19,494	103,820
*Ipca Laboratories, Ltd.	32,746	785,542
IRB Infrastructure Developers, Ltd.	215,222	1,155,934
*IVRCL Infrastructures & Projects, Ltd.	246,781	1,630,076
*J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	179,195
*Jagran Prakashan, Ltd.	31,399	81,380
*Jai Balaji Industries, Ltd.	3,600	18,565
Jain Irrigation Systems, Ltd.	111,368	1,765,579
Jaiprakash Hydro Power, Ltd.	236,636	353,521
*Jammu & Kashmir Bank, Ltd.	74,481	949,336
*JBF Industries, Ltd.	99,101	245,774
*Jet Airways (India), Ltd.	15,491	172,205
*Jindal Drilling & Industries, Ltd.	7,422	85,283
*Jindal Poly Films, Ltd.	29,404	237,123
*Jindal Saw, Ltd.	367,590	1,412,529
*Jindal South West Holdings, Ltd.	745	27,745
*JSL, Ltd.	207,228	464,299
*Jubilant Organosys, Ltd.	91,504	637,017
Jyoti Structures, Ltd.	116,466	416,727
*K.S.B. Pumps, Ltd.	15,895	135,395
*Kalpataru Power Transmission, Ltd.	1,419	31,755
*Karnataka Bank, Ltd.	198,190	558,633
*Karur Vysya Bank, Ltd.	82,955	717,077
KEC International, Ltd.	50,258	625,696
Kesoram Industries, Ltd.	83,108	611,662
*Kirloskar Brothers, Ltd.	1,090	5,671
*Kirloskar Oil Engines, Ltd.	364,353	1,263,106
Koutons Retail India, Ltd.	6,600	57,607
KPIT Cummins Infosystems, Ltd.	107,009	255,730

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*KS Oils, Ltd.	254,017	$388,117
*Lakshmi Machine Works, Ltd.	5,560	229,971
*Lanco Infratech, Ltd.	142,510	142,933
*LIC Housing Finance, Ltd.	148,431	2,482,282
Lupin, Ltd.	40,135	1,226,028
Madras Cements, Ltd.	51,240	118,881
Mahanagar Telephone Nigam, Ltd.	290,051	472,884
*Maharashtra Scooters, Ltd.	4,550	23,705
*Maharashtra Seamless, Ltd.	99,628	736,470
*Mahindra Lifespace Developers, Ltd.	56,900	460,535
Mangalam Cement, Ltd.	18,450	59,497
Marico, Ltd.	788,109	1,678,635
*Mastek, Ltd.	59,764	489,304
*MAX India, Ltd.	261,485	1,169,087
*McLeod Russel India, Ltd.	4,391	21,692
*Megasoft, Ltd.	21,301	11,702
*Mercator Lines, Ltd.	350,017	447,613
*Merck, Ltd.	20,256	262,567
Micro Inks, Ltd.	11,233	144,638
*Monnet Ispat, Ltd.	67,091	552,443
Monsanto India, Ltd.	11,378	419,627
*Moser Baer (India), Ltd.	372,370	631,364
Motherson Sumi Systems, Ltd.	628,155	1,917,597
Mphasis, Ltd.	214,746	3,153,974
MPS, Ltd.	479	633
MRF, Ltd.	5,580	699,558
Mukta Arts, Ltd.	672	803
*Nagarjuna Construction Co., Ltd.	309,858	1,056,680
*Nagarjuna Fertilizers & Chemicals, Ltd.	575,408	419,647
*Nahar Capital & Financial Services, Ltd.	31,896	41,927
Nahar Poly Films, Ltd.	45,938	24,892
*Nahar Spinning Mills, Ltd.	67,990	123,609
Navneet Publications (India), Ltd.	169,970	170,203
*NESCO, Ltd.	567	13,270
*NIIT Technologies, Ltd.	114,330	419,726
*NIIT, Ltd.	340,635	511,253
*Nirma, Ltd.	28,800	121,352
*NOCIL, Ltd.	201,948	101,709
Nucleus Software Exports, Ltd.	42,062	113,697
*OCL India, Ltd.	56,194	153,436
*Octav Investments, Ltd.	4,020	1,652
Omax Autos, Ltd.	17,939	19,722
*OMAXE, Ltd.	21,929	44,450
*OnMobile Global, Ltd.	15,514	134,564
Opto Circuits India, Ltd.	347,144	1,594,507
*Orbit Corp., Ltd.	12,843	80,682
*Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	388,876
*Orient Paper & Industries, Ltd.	238,530	232,758
*Oriental Bank of Commerce	46,659	268,047
*Panacea Biotec, Ltd.	104,341	486,309
Pantaloon Retail India, Ltd.	2,575	23,642
Pantaloon Retail India, Ltd. Class B	257	1,320
*Parsvnath Developers, Ltd.	20,034	55,689
*Patel Engineering, Ltd.	73,297	698,949
*Patni Computer Systems, Ltd.	38,820	389,357
*Patni Computer Systems, Ltd. ADR	18,200	348,894
*Peninsula Land, Ltd.	31,686	54,454
*Petronet LNG, Ltd.	641,661	1,085,205
Pidilite Industries, Ltd.	428,203	1,809,795
Piramal Healthcare, Ltd.	90,732	718,575
*Polaris Software Lab, Ltd.	125,423	430,121

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Praj Industries, Ltd.	237,984	$446,783
*Prakash Industries, Ltd.	35,972	146,704
*Pricol, Ltd.	86,536	41,727
*Prism Cements, Ltd.	411,116	398,958
*PSL, Ltd.	63,467	201,649
*PTC India, Ltd.	323,705	765,360
*Punj Lloyd, Ltd.	191,267	773,507
*PVP Ventures, Ltd.	43,697	20,148
Radico Khaitan, Ltd.	133,619	334,610
*Rain Commodities, Ltd.	76,883	332,982
*Rallis India, Ltd.	19,769	459,071
*Rama Newsprint & Papers, Ltd.	69,017	49,670
*Raymond, Ltd.	98,113	490,557
Redington India, Ltd.	5,023	32,634
REI Agro, Ltd.	426,720	486,322
*Rei Six Ten Retail, Ltd.	198,134	444,113
Reliance Industrial Infrastructure, Ltd.	18,341	350,457
*Reliance Media World, Ltd.	66,472	98,981
*Reliance MediaWorks, Ltd.	66,472	339,192
Rico Auto Industries, Ltd.	136,391	77,266
Rolta India, Ltd.	266,216	1,169,287
*Ruchi Soya Industries, Ltd.	371,710	698,428
*Satyam Computer Services, Ltd.	492,385	1,051,408
*SEAMEC, Ltd.	58,658	258,265
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	4,267	32,826
*Shopper’s Stop, Ltd.	6,910	50,533
*Shree Ashtavinyak Cine Vision, Ltd.	11,818	20,594
Shree Cement, Ltd.	9,509	410,667
*Shree Precoated Steels, Ltd.	61,957	22,477
Shree Renuka Sugars, Ltd.	73,786	324,257
Shriram Transport Finance Co., Ltd.	260,052	2,751,690
*Sicagen India, Ltd.	41,648	14,771
*Sical Logistics, Ltd.	4,846	9,109
*Simplex Infrastructures, Ltd.	1,045	11,421
*SKF India, Ltd.	68,494	534,511
*Sobha Developers, Ltd.	10,655	62,148
*Solar Industries India, Ltd.	937	8,513
Solectron EMS India, Ltd.	9,432	8,981
*Sona Koyo Steering Systems, Ltd.	233,120	94,088
Sonata Software, Ltd.	155,438	196,012
*South India Bank, Ltd.	163,780	484,923
*SREI Infrastructure Finance, Ltd.	165,360	243,591
SRF, Ltd.	101,277	420,809
Sterling Biotech, Ltd.	413,088	838,729
*Sterlite Technologies, Ltd.	95,694	826,416
*Strides Arcolab, Ltd.	64,472	394,401
*Sun Pharma Advanced Research Co., Ltd.	147,386	245,121
Sun TV Network, Ltd.	29,505	243,434
*Sundaram Finance, Ltd.	4,607	33,662
Sundaram-Clayton, Ltd.	7,780	19,172
*Sundram Fastners, Ltd.	365,122	461,615
Supreme Industries, Ltd.	22,265	208,232
Supreme Petrochem, Ltd.	144,830	97,890
Swaraj Engines, Ltd.	3,100	20,619
*Syndicate Bank	375,000	692,059
Taj GVK Hotels and Resorts, Ltd.	83,666	259,726
*Tata Chemicals, Ltd.	40,145	257,339
#*Tata Communications, Ltd. ADR	54,800	733,772
Tata Elxsi, Ltd.	51,574	301,692
*Tata Investment Corp., Ltd.	44,578	496,739
*Tata Metaliks, Ltd.	10,815	32,650

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Tata Tea, Ltd.	32,192	$635,820
*Tata Teleservices Maharashtra, Ltd.	893,799	486,374
*Tech Mahindra, Ltd.	35,723	748,474
*Teledata Marine Solutions	152,395	113,050
*Teledata Technology Solutions, Ltd.	152,395	14,871
Texmaco, Ltd.	155,901	499,422
Thermax, Ltd.	35,410	493,759
Thomas Cook (India), Ltd.	134,500	191,305
*Timken India, Ltd.	5,884	13,499
Titan Industries, Ltd.	14,800	476,083
Torrent Pharmaceuticals, Ltd.	116,854	1,113,947
Torrent Power, Ltd.	20,643	129,466
*Trent, Ltd.	18,895	323,561
Triveni Engineering & Industries, Ltd.	29,067	76,088
*Tube Investments of India, Ltd.	290,925	466,273
Tulip Telecom, Ltd.	12,538	256,141
*TVS Motor Co., Ltd.	92,814	147,953
*UCO Bank	483,746	624,790
*Unichem Laboratories, Ltd.	52,347	384,603
*United Phosphorus, Ltd.	323,860	1,077,448
*Usha Martin, Ltd.	433,015	757,147
*Vardhman Textiles, Ltd.	76,291	391,798
*Varun Shipping Co., Ltd.	213,797	242,394
Vesuvius India, Ltd.	1,802	8,061
*Videocon Industries, Ltd.	76,102	369,952
*Vijaya Bank	191,841	208,393
*Voltamp Transformers, Ltd.	934	17,286
*WABCO-TVS (India), Ltd.	3,890	54,799
*Welspun Global Brands, Ltd.	9,265	4,214
*Welspun India, Ltd.	92,659	152,577
*Welspun Investments, Ltd.	4,632	2,107
*Welspun-Gujarat Stahl Rohren, Ltd.	292,491	1,653,122
*Wockhardt, Ltd.	52,983	195,225
Wyeth, Ltd.	37,441	569,501
*Yes Bank, Ltd.	160,036	860,512
*Zee Entertainment Enterprises, Ltd.	156,288	880,585
*Zee News, Ltd.	31,443	40,503
Zensar Technologies, Ltd.	41,117	273,647
*Zuari Industries, Ltd.	48,751	486,248
Zydus Wellness, Ltd.	17,414	103,303

TOTAL INDIA		157,558,384

INDONESIA — (3.1%)
*PT AKR Corporindo Tbk	1,566,000	195,272
PT Aneka Tambang Tbk	6,700,500	1,505,815
*PT Asahimas Flat Glass Tbk	983,000	188,584
*PT Bakrie & Brothers Tbk	78,238,500	696,030
*PT Bakrie Sumatera Plantations Tbk	6,833,500	418,447
*PT Bakrie Telecom Tbk	20,511,500	320,090
*PT Bakrieland Development Tbk	32,742,250	898,345
*PT Bank Bukopin Tbk	3,563,500	145,576
*PT Bank Pan Indonesia Tbk	26,324,875	2,231,587
*PT Bank Tabungan Pensiunan Nasional Tbk	53,500	30,677
*PT Barito Pacific Tbk	2,510,500	327,343
*PT Berlian Laju Tanker Tbk	12,848,933	938,109
*PT Bhakti Investama Tbk	23,458,100	597,544
*PT Bisi International Tbk	3,813,000	623,139
*PT Budi Acid Jaya Tbk	5,947,000	130,007
*PT Central Proteinaprima Tbk	21,920,000	115,960
*PT Charoen Pokphand Indonesia Tbk	6,835,500	1,606,567
*PT Ciputra Development Tbk	3,913,000	282,443

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Ciputra Surya Tbk	1,642,000	$91,872
PT Citra Marga Nusaphala Persada Tbk	6,948,000	630,010
*PT Clipan Finance Indonesia Tbk	1,482,000	40,158
*PT Darma Henwa Tbk	17,608,100	225,406
*PT Davomas Adabi Tbk	41,920,000	224,171
*PT Delta Dunia Makmur Tbk	12,220,000	2,323,000
PT Dynaplast Tbk	1,038,000	95,474
*PT Energi Mega Persada Tbk	21,237,000	390,539
*PT Ever Shine Textile Tbk	4,029,640	26,290
PT Global Mediacom Tbk	17,076,500	451,458
*PT Gozco Plantations Tbk	2,119,000	57,280
*PT Hanson International Tbk	5,038,000	26,941
*PT Hero Supermarket Tbk	33,000	14,118
*PT Hexindo Adiperkasa Tbk	730,500	282,795
*PT Holcim Indonesia Tbk	9,852,500	1,700,755
*PT Indah Kiat Pulp and Paper Corp. Tbk	4,327,000	999,456
*PT Indo Tambangraya Megah Tbk	136,500	455,424
*PT Indofood Sukses Makmur Tbk	7,668,000	2,929,227
*PT Indo-Rama Synthetics Tbk	485,000	28,400
#PT Indosat Tbk ADR	2,700	79,299
*PT Intiland Development Tbk	2,097,400	193,422
*PT Japfa Comfeed Indonesia Tbk	214,000	29,156
PT Jasa Marga Tbk	3,872,500	740,589
*PT Jaya Real Property Tbk	1,967,500	168,342
*PT Kalbe Farma Tbk	14,904,238	2,439,243
*PT Kawasan Industry Jababeka Tbk	96,647,500	1,224,131
*PT Keramika Indonesia Assosiasi Tbk	100,000	2,460
*PT Lippo Karawaci Tbk	35,036,250	1,980,882
*PT Matahari Putra Prima Tbk	2,543,000	332,884
*PT Mayorah Indah Tbk	2,272,500	1,009,280
*PT Medco Energi International Tbk	3,599,500	915,776
*PT Mitra Adiperkasa Tbk	3,015,000	233,561
*PT Mitra Rajasa Tbk	4,391,000	140,272
*PT Modern Photo Tbk	40,000	1,143
*PT Pakuwon Jati Tbk	791,500	46,207
*PT Panasia Indosyntec Tbk	79,000	1,986
*PT Panin Insurance Tbk	6,609,000	178,343
*PT Panin Life Tbk	23,792,000	383,185
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	778,000	698,307
*PT Pioneerindo Gourmet International Tbk	29,000	868
*PT Polaris Investama Tbk	2,730,500	232,693
*PT Polychem Indonesia Tbk	4,228,000	59,719
*PT Prasidha Aneka Niaga Tbk	84,000	988
*PT Ramayana Lestari Sentosa Tbk	14,295,000	1,328,195
*PT Sampoerna Agro Tbk	1,162,000	348,392
*PT Samudera Indonesia Tbk	223,000	89,352
PT Selamat Semp Tbk	1,920,000	174,545
*PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	346,601
*PT Sorini Agro Asia Corporindo Tbk	628,500	99,576
*PT Sumalindo Lestari Jaya Tbk	250	10
*PT Summarecon Agung Tbk	16,534,532	1,225,012
*PT Sunson Textile Manufacturer Tbk	2,325,500	62,179
*PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	773
*PT Surya Dumai Industri Tbk	3,298,500	—
*PT Suryainti Permata Tbk	7,252,000	69,030
*PT Suryamas Dutamakmur Tbk	125,000	1,163
*PT Texmaco Jaya Tbk	93,000	29,342
*PT Timah Tbk	8,795,000	2,072,148
*PT Trada Maritime Tbk	514,000	28,906
PT Trias Sentosa Tbk	38,725,600	813,336
*PT Trimegah Sec Tbk	9,961,000	203,481

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Truba Alam Manunggal Engineering Tbk	10,474,000	$136,764
PT Tunas Ridean Tbk	3,459,500	688,430
*PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	23,675
*PT Unggul Indah Cahaya Tbk	48,239	10,796
*PT Wijaya Karya Tbk	1,819,000	60,947

TOTAL INDONESIA		41,149,698

ISRAEL — (2.5%)
*Africa-Israel Investments, Ltd.	21,693	249,871
Alony Hetz Properties & Investments, Ltd.	229,187	871,091
*Alvarion, Ltd.	102,477	407,176
*Analyst IMS Investment Management Services, Ltd.	700	6,554
*AudioCodes, Ltd.	111,296	350,620
*AudioCodes, Ltd. ADR	82,926	257,071
*Azorim Investment Development & Construction Co., Ltd.	58,001	312,728
*Baran Group, Ltd.	9,500	46,470
*Beit Shemesh Engines Holdings, Ltd.	—	—
*Blue Square-Israel, Ltd.	59,119	608,514
Clal Industries, Ltd.	39,800	257,228
*Clal Insurance Enterprise Holdings, Ltd.	138,597	3,235,745
*Compugen, Ltd.	11,938	46,821
Dan Vehicle & Transportation	32,628	245,410
Delek Automotive Systems, Ltd.	37,228	461,451
*Delta-Galil Industries, Ltd.	31,301	243,369
*Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	113,083
*Elbit Medical Imaging, Ltd.	37,507	836,403
*Electra (Israel), Ltd.	4,719	481,888
*Electra Real Estate, Ltd.	23,202	197,287
*Feuchtwanger Investments, Ltd.	4,200	14
*First International Bank of Israel, Ltd. (6123804)	250,900	846,082
*First International Bank of Israel, Ltd. (6123815)	26,108	446,184
FMS Enterprises Migun, Ltd.	10,169	406,460
*Formula Systems, Ltd.	18,238	205,021
*Formula Vision Technologies, Ltd.	1	—
*Frutarom Industries, Ltd.	155,741	1,442,984
*Granite Hacarmel Investments, Ltd.	19,200	46,649
*Hadera Paper, Ltd.	8,541	613,797
*Hamlet (Israel-Canada), Ltd.	6,342	35,341
*Harel Insurance Investments & Finances, Ltd.	49,511	2,559,687
*Hot Telecommunications Systems	68,469	842,898
IBI Investment House, Ltd.	6,530	78,795
Industrial Building Corp., Ltd.	276,524	450,758
*Israel Discount Bank, Ltd.	885,303	1,991,360
Israel Land Development Co., Ltd. (The)	34,759	167,123
*Ituran Location & Control, Ltd.	31,200	410,761
*Jerusalem Oil Exploration, Ltd.	18,145	344,655
*Knafaim Arkia Holdings, Ltd.	27,233	125,199
*Leader Holding & Investments, Ltd.	74,777	17,834
*Magic Software Enterprises, Ltd.	43,946	72,539
*Menorah Mivtachim Holdings, Ltd.	29,926	374,477
Mer Industries, Ltd.	15,710	120,006
*Metalink, Ltd.	38,682	9,409
*Metis Capital, Ltd.	1,079	5,008
Middle East Tube Co., Ltd.	13,500	25,127
*Migdal Insurance & Financial Holdings, Ltd.	242,339	469,297
*Mivtach Shamir Holdings, Ltd.	16,251	451,628
*Mizrahi Tefahot Bank, Ltd.	173,961	1,554,621
*Naphtha Israel Petroleum Corp.	24,647	117,304
*Neto M.E. Holdings, Ltd.	6,938	274,245
O.R.T. Technologies, Ltd.	6,000	46,700
*OCIF Investments and Development, Ltd.	5,002	23,388

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Oil Refineries, Ltd.	1,901,697	$976,027
*Orckit Communications, Ltd.	83,478	264,874
*Ormat Industries, Ltd.	35,000	292,877
Osem Investment, Ltd.	1	9
*Paz Oil Co., Ltd.	1,200	169,979
*Retalix, Ltd.	11,628	155,335
*Scailex Corp., Ltd.	42,484	827,592
Shikun & Binui, Ltd.	815,326	1,588,826
Spectronix, Ltd.	4,387	47,988
Strauss Group, Ltd.	34,182	484,321
*Suny Electronic, Ltd.	24,470	235,923
Super-Sol, Ltd. Series B	449,336	2,555,234
*Tower Semiconductor, Ltd.	775,493	908,310
*TTI Team Telecom International, Ltd. ADR	12,465	20,318
*Union Bank of Israel, Ltd.	143,158	748,624
*Urdan Industries, Ltd.	303,535	133,667
*VeriFone Holdings, Inc.	—	6

TOTAL ISRAEL		33,214,041

MALAYSIA — (5.2%)
*A&M Realty Berhad	130,000	25,952
Acoustech Berhad	156,200	34,473
Aeon Co. Berhad	974,200	1,496,237
Affin Holdings Berhad	286,400	214,948
*Airasia Berhad	306,700	121,978
*Alam Maritim Resources Berhad	59,000	32,714
Al-’Aqar KPJ REIT Berhad	75,371	21,934
*AMBD Berhad	716,033	90,350
Amway (Malaysia) Holdings Berhad	396,700	848,362
*Ancom Berhad	400,500	72,923
Ann Joo Resources Berhad	981,750	801,372
*Anson Perdana Berhad	10,000	132
*APM Automotive Holdings Berhad	215,100	194,773
*Asas Dunia Berhad	137,000	27,648
*Asia Pacific Land Berhad	1,888,600	174,089
*Bandar Raya Developments Berhad	1,190,200	528,104
*Berjaya Assets Berhad	684,000	96,475
Berjaya Corp. Berhad	4,195,800	1,506,764
Berjaya Land Berhad	933,500	1,108,285
*Berjaya Media Berhad	104,895	31,837
Bimb Holdings Berhad	926,600	322,326
Bintulu Port Holdings Berhad	23,400	42,923
*Bolton Properties Berhad	674,600	129,433
*Boustead Heavy Industries Corp. Berhad	51,400	72,098
Boustead Holdings Berhad	706,520	702,236
*Cahya Mata Sarawak Berhad	823,600	428,271
Carlsberg Brewery Malaysia Berhad	655,600	875,685
CB Industrial Product Holding Berhad	111,800	94,788
*Chemical Co. of Malaysia Berhad	472,600	297,508
*Chin Teck Plantations Berhad	33,000	72,212
*CSC Steel Holdings Berhad	89,900	35,746
*Cycle & Carriage Bintang Berhad	15,000	18,030
*Datuk Keramik Holdings Berhad	24,000	—
Dialog Group Berhad	3,635,280	1,453,193
*Dijaya Corp. Berhad	199,600	52,594
DNP Holdings Berhad	544,400	227,090
*DRB-Hicom Berhad	2,020,500	613,383
*Dreamgate Corp. Berhad	100,000	4,523
Dutch Lady Milk Industries Berhad	125,700	442,207
*Eastern & Oriental Berhad	866,200	253,997
*Eastern Pacific Industrial Corp. Berhad	218,100	98,491

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*ECM Libra Avenue Berhad	1,592,777	$316,043
*Encorp Berhad	196,700	57,345
Eng Kah Corp. Berhad	32,000	21,964
*Esso Malaysia Berhad	420,600	308,959
*Evergreen Fibreboard Berhad	56,400	23,862
Faber Group Berhad	538,000	252,154
*Far East Holdings Berhad	61,500	123,859
*Fountain View Development Berhad	808,200	—
Fraser & Neave Holdings Berhad	322,700	1,039,211
*General Corp. Berhad	225,100	82,866
George Kent (Malaysia) Berhad	34,200	8,789
*GHL Systems Berhad	2	—
Globetronics Technology Berhad	517,560	140,701
Glomac Berhad	370,200	146,092
*Gold Is Berhad	419,400	154,029
*Golden Plus Holdings Berhad	216,000	66,491
Grand United Holdings Berhad	787,000	229,761
Guiness Anchor Berhad	787,900	1,570,254
*GuocoLand (Malaysia) Berhad	1,359,800	391,976
Hai-O Enterprise Berhad	35,900	88,172
*Hap Seng Consolidated Berhad	1,015,900	710,377
*Hap Seng Plantations Holdings Berhad	47,200	32,523
*HLG Capital Berhad	90,000	32,647
Hock Seng Lee Berhad	1,010,300	341,982
Hong Leong Industries Berhad	605,900	847,478
*Hovid Berhad	1,803,300	136,499
*Hubline Berhad	1,129,100	69,109
Hume Industries (Malaysia) Berhad	412,267	514,978
*Hunza Properties Berhad	446,200	160,720
Hwang-DBS (Malaysia) Berhad	293,200	149,216
*IGB Corp. Berhad	669,800	353,769
*IJM Land Berhad	1,807,400	1,147,256
IJM Plantations Berhad	1,188,700	833,346
*Insas Berhad	1,707,888	284,077
Integrated Logistics Berhad	544,300	141,181
*Jaks Resources Berhad	800,700	171,250
*Jaya Tiasa Holdings Berhad	436,390	357,447
JT International Berhad	550,600	822,106
*K & N Kenanga Holdings Berhad	762,300	204,665
*Karambunai Corp. Berhad	3,120,500	63,568
*Keck Seng (Malaysia) Berhad	552,100	637,348
Kencana Petroleum Berhad	1,588,840	723,291
KFC Holdings (Malaysia) Berhad	559,800	1,305,140
*Kian Joo Can Factory Berhad	1,091,080	373,445
Kim Loong Resources Berhad	221,760	133,019
*Kinsteel Berhad	428,200	127,197
KLCC Property Holdings Berhad	256,700	248,885
*KNM Group Berhad	6,269,700	1,339,698
Kossan Rubber Industries Berhad	179,500	321,216
KPJ Healthcare Berhad	819,250	530,902
KrisAssets Holdings Berhad	88,863	75,605
*KSL Holdings Berhad	649,266	238,097
*Kub Malaysia Berhad	1,353,500	182,466
Kuchai Development Berhad	38,100	8,319
*Kulim Malaysia Berhad	536,050	1,137,056
*Kumpulan Europlus Berhad	900,100	120,189
*Kumpulan Hartanah Selangor Berhad	708,600	94,525
*Kumpulan Perangsang Selangor Berhad	351,700	146,713
*Kurnia Asia Berhad	2,485,800	493,156
*Kwantas Corp. Berhad	343,600	175,956
*Landmarks Berhad	923,400	340,228

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*LBS Bina Group Berhad	161,800	$38,001
Leader Universal Holdings Berhad	1,018,700	252,610
Leong Hup Holdings Berhad	397,700	154,721
Lingkaran Trans Kota Holdings Berhad	915,600	772,409
*Lion Corp. Berhad	616,300	66,365
Lion Diversified Holdings Berhad	427,000	58,967
Lion Industries Corp. Berhad	947,300	471,354
LPI Capital Berhad	4,000	16,011
*MAA Holdings Berhad	346,666	70,196
*Mah Sing Group Berhad	368,700	195,347
*Malaysia Aica Berhad	48,200	7,156
*Malaysia Building Society Berhad	30,100	8,948
*Malaysian Bulk Carriers Berhad	115,900	104,436
*Malaysian Mosaics Berhad	71,460	26,157
Malaysian Pacific Industries Berhad	339,500	622,822
*Malaysian Resources Corp. Berhad	2,297,766	943,078
*Mancon Berhad	12,000	3,061
Manulife Holdings Berhad	100,800	73,650
Marco Holdings Berhad	2,815,400	98,988
*MBM Resources Berhad	322,366	247,869
*Measat Global Berhad	310,800	170,040
*Media Prima Berhad	1,669,203	861,227
*Mega First Corp. Berhad	361,600	151,651
*MEMS Technology Berhad	1,917,000	19,320
*Metro Kajang Holdings Berhad	138,900	55,840
*Minho (M) Berhad	181,100	22,537
*MK Land Holdings Berhad	862,700	93,067
*MNRB Holdings Berhad	497,100	400,168
*MTD ACPI Engineering Berhad	541,000	83,625
*Mudajaya Group Berhad	84,300	117,007
*Muhibbah Engineering Berhad	750,150	220,462
*Mulpha International Berhad	2,268,650	327,303
Multi-Purpose Holdings Berhad	502,700	273,528
*Naim Holdings Berhad	622,300	543,980
*Narra Industries Berhad	16,000	2,592
*NCB Holdings Berhad	1,147,200	1,038,347
*Nikko Electronics Berhad	36,600	107
Notion VTEC Berhad	258,720	230,340
NTPM Holdings Berhad	1,203,180	202,405
*NV Multi Corp. Berhad	430,900	76,171
*NWP Holdings Berhad	112,000	2,955
*Nylex (Malaysia) Berhad	450,383	97,752
OKS Property Holdings Berhad	206,835	32,300
Oriental Holdings Berhad	23,500	39,523
*OSK Holdings Berhad	1,719,089	636,862
*P.I.E. Industrial Berhad	140,100	162,253
*Pan Malaysia Cement Works Berhad	646,600	25,567
*Pan Malaysian Industries Berhad	1,129,000	19,914
Panasonic Manufacturing Malaysia Berhad	157,184	587,803
*Panglobal Berhad	14,000	7,757
*Paramount Corp. Berhad	24,000	21,442
PBA Holdings Berhad	274,100	73,234
*Pelikan International Corp. Berhad	899,340	340,470
*PJ Development Holdings Berhad	1,070,900	238,569
*POS Malaysia Berhad	127,900	78,711
*Prime Utilities Berhad	3,000	79
Protasco Berhad	575,600	165,092
*Proton Holdings Berhad	707,300	807,317
Puncak Niaga Holdings Berhad	685,020	565,104
QL Resources Berhad	807,660	787,298
QSR Brand Berhad	37,333	35,219

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Ramunia Holdings Berhad	697,287	$83,677
*RCE Capital Berhad	1,023,900	205,920
*Rekapacific Berhad	55,000	—
*Salcon Berhad	702,400	143,227
SapuraCrest Petroleum Berhad	1,343,100	907,351
*Sarawak Oil Palms Berhad	179,660	140,266
*Scientex, Inc. Berhad	344,862	138,981
*Scomi Group Berhad	1,204,600	157,746
*Selangor Dredging Berhad	1,118,200	199,102
Shangri-La Hotels (Malaysia) Berhad	171,200	90,582
*SHL Consolidated Berhad	277,400	96,777
*Sino Hua-An International Berhad	142,500	20,077
*South East Asia Lumber, Inc. Berhad	618,000	74,435
Southern Acids (Malaysia) Berhad	41,000	15,746
Southern Steel Berhad	502,800	359,891
*SPK Sentosa Corp. Berhad	239,000	30,575
*SRI Hartemas Berhad	65,000	—
Star Publications (Malaysia) Berhad	584,600	546,754
*Subur Tiasa Holdings Berhad	386,085	213,558
Sunrise Berhad	836,008	534,282
*Sunway City Berhad	724,900	677,804
*Sunway Holdings Berhad	1,046,000	405,788
Supermax Corp. Berhad	660,400	968,205
Suria Capital Holdings Berhad	672,800	291,225
Symphony House Berhad	136,586	9,971
*Ta Ann Holdings Berhad	409,380	549,099
*TA Enterprise Berhad	4,878,900	995,899
*TA Global Berhad (B3X17H6)	2,927,340	403,357
*TA Global Berhad (B4LM6X7)	2,927,340	317,536
*Tahp Group Berhad	4,000	3,564
*Talam Corp. Berhad	783,450	27,598
*Tamco Corp. Holdings Berhad	38,025	613
*Tan Chong Motor Holdings Berhad	1,344,900	1,238,361
*TDM Berhad	355,500	168,629
*Tebrau Teguh Berhad	1,016,400	196,644
Thong Guan Industries Berhad	215,100	52,682
*Time Dotcom Berhad	2,372,900	262,801
*Titan Chemicals Corp. Berhad	902,500	334,434
Top Glove Corp. Berhad	555,880	1,820,413
*Tradewinds (Malaysia) Berhad	384,000	303,568
TRC Synergy Berhad	64,800	25,386
UAC Berhad	44,715	41,909
Uchi Technologies Berhad	592,300	226,857
*Unico-Desa Plantations Berhad	1,853,775	421,129
*Unisem (M) Berhad	921,800	591,929
*United Malacca Rubber Estates Berhad	260,700	580,900
United Malayan Land Berhad	13,000	5,423
*United Plantations Berhad	508,900	2,023,923
*VS Industry Berhad	427,326	153,207
Wah Seong Corp. Berhad	1,157,250	784,925
*WCT Berhad	1,873,300	1,437,534
*WTK Holdings Berhad	1,165,000	373,956
*Yeo Hiap Seng (Malaysia) Berhad	56,760	22,781
YTL Cement Berhad	54,800	64,206
*YTL e-Solutions Berhad	3,485,600	793,542
*YTL Land & Development Berhad	77,900	23,013
*Yu Neh Huat Berhad	815,141	390,683
*Zelan Berhad	1,146,600	242,063
*Zhulian Corp. Berhad	33,700	20,119

TOTAL MALAYSIA		69,872,964

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MEXICO — (5.5%)
#*Alfa S.A.B. de C.V. Series A	528,650	$3,420,867
*Alsea de Mexico S.A.B. de C.V.	482,100	380,004
#*Axtel S.A.B. de C.V.	1,080,500	959,894
#Banco Compartamos S.A. de C.V.	583,800	2,813,666
#*Bolsa Mexicana de Valores S.A. de C.V.	569,000	717,775
#*Carso Infraestructura y Construccion S.A.B. de C.V.	1,548,300	970,647
#Cia Minera Autlan S.A.B. de C.V.	186,900	392,947
*Consorcio ARA S.A.B. de C.V.	660,100	424,422
*Consorcio Hogar S.A.B. de C.V. Series B	767,929	78,672
*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	3,533,448
#*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	466,236
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	373
Corporacion Moctezuma S.A.B. de C.V.	858,200	2,348,896
*Corporativo Fragua S.A.B. de C.V. Series B	31	278
Corporativo GBM S.A.B de C.V.	29,028	11,429
#*Desarrolladora Homex S.A.B. de C.V.	576,300	2,948,471
*Dine S.A.B. de C.V.	196,367	97,583
Embotelladora Arca S.A.B. de C.V.	1,909,100	6,130,138
*Empaques Ponderosa S.A. de C.V. Series B	206,000	14,174
#*Empresas ICA S.A.B. de C.V.	819,818	2,000,657
*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	6,611,413
*Financiera Independencia S.A.B de C.V.	270,278	232,464
*Genomma Lab Internacional S.A. de C.V.	316,800	733,872
*Gruma S.A.B. de C.V. ADR	44,800	338,688
*Gruma S.A.B. de C.V. Series B	1,253,434	2,381,333
#*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	393,000	590,101
#Grupo Aeroportuario del Pacifico S.A.B. de C.V.	650,300	2,045,860
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	760,413
*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,020,000
*Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,916,147
Grupo Continental S.A.B. de C.V.	3,056,759	8,060,215
#*Grupo FAMSA S.A.B. de C.V.	207,500	428,326
*Grupo Herdez S.A.B. de C.V.	107,000	155,428
Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	464,472
*Grupo Industrial Saltillo S.A.B. de C.V.	243,300	170,198
#*Grupo Iusacell S.A.B. de C.V.	58,150	215,617
*Grupo Kuo S.A.B. de C.V. Series B	222,767	204,373
*Grupo Nutrisa S.A. de C.V.	188	374
*Grupo Posadas S.A. de C.V. Series L	199,000	216,040
*Grupo Qumma S.A. de C.V. Series B	105,334	1,450
#*Grupo Simec, S.A. de C.V.	150,900	361,791
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	644,700	768,908
*Industrias Bachoco S.A.B. de C.V. Series B	152,000	278,899
*Industrias CH S.A.B. de C.V. Series B	1,242,008	4,097,297
*Maxcom Telecomunicaciones SAB de C.V.	61,500	44,667
#Mexichem S.A.B.de C.V.	1,522,183	3,270,133
#*Promotora y Operadora de Infraestructura S.A. de C.V.	440,510	926,149
*Sanluis Corporacion S.A. de C.V. Series A	3,300	356
*Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	880
*SARE Holding S.A. de C.V.	271,300	83,589
*Savia S.A. de C.V.	610,700	37,352
#TV Azteca S.A.B. de C.V. Series A	6,581,300	3,446,629
*Urbi Desarrollos Urbanos S.A.B. de C.V.	1,041,700	2,171,801
*Vitro S.A.B. de C.V.	736,702	360,466
*Vitro S.A.B. de C.V. Sponsored ADR	362,243	525,252

TOTAL MEXICO		73,631,530

PHILIPPINES — (1.3%)
*A. Soriano Corp.	3,430,211	158,000
Aboitiz Equity Ventures, Inc.	6,767,000	1,441,428
Alaska Milk Corp.	1,404,000	222,627

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Atlas Consolidated Mining & Development Corp.	472,000	$110,669
*Bacnotan Consolidated Industries, Inc.	135,549	28,519
*Belle Corp.	12,216,000	431,126
*Benpres Holdings Corp.	7,752,000	493,055
Cebu Holdings, Inc.	2,284,000	100,266
*China Banking Corp.	8,438	63,950
*Digital Telecommunications Phils., Inc.	15,152,200	441,468
*DMCI Holdings, Inc.	1,366,000	266,045
Filinvest Development Corp.	11,428,000	455,028
*Filinvest Land, Inc.	82,227,577	1,566,531
*First Gen Corp.	1,890,000	391,186
First Philippines Holdings Corp.	1,527,600	1,585,446
Ginebra San Miguel, Inc.	999,000	439,588
House of Investments, Inc.	692,000	33,612
International Container Terminal Services, Inc.	2,700,000	1,199,155
*Ionics, Inc.	769,825	21,237
Jollibee Food Corp.	536,700	604,962
*Lepanto Consolidated Mining Co. Series B	2,970,000	15,957
*Mabuhay Holdings Corp.	516,000	4,439
*Macroasia Corp.	447,500	26,430
*Manila Jockey Club, Inc.	163,277	10,095
*Manila Mining Corp.	149,300,000	80,697
Manila Water Co., Inc.	1,720,700	571,585
*Megaworld Corp.	22,646,000	577,118
*Metro Pacific Corp. Series A	1,827,193	81,732
*Paxys, Inc.	1,757,280	90,645
*Pepsi-Cola Products Philippines, Inc.	356,000	17,471
*Philex Mining Corp.	2,554,900	766,546
*Philippine Bank of Communications	14,726	12,984
*Philippine National Bank	728,975	366,809
*Philippine National Construction Corp.	173,000	18,230
Philippine Savings Bank	356,863	440,273
Philippine Stock Exchange, Inc.	23,180	136,623
*Philippine Townships, Inc.	318,733	32,559
*PhilWeb Corp.	324,200	113,173
Republic Glass Holding Corp.	507,500	17,353
RFM Corp.	9,124,268	111,928
*Rizal Commercial Banking Corp.	185,300	66,260
*Robinson’s Land Corp. Series B	3,434,870	879,914
Security Bank Corp.	320,842	371,883
Semirara Mining Corp.	266,900	281,628
*Shang Properties, Inc.	1,759,970	64,043
*SM Development Corp.	10,415,093	1,163,921
*Union Bank of the Philippines	208,900	170,349
*Universal Rightfield Property Holdings, Inc.	1,062,000	639
*Universal Robina Corp.	3,594,015	1,311,533
*Victorias Milling Co., Inc.	139,680	2,614
Vista Land & Lifescapes, Inc.	7,046,700	277,282
*Yehey! Corp.	29,670	—

TOTAL PHILIPPINES		18,136,611

POLAND — (2.4%)
*Agora SA	156,140	1,096,737
*Alchemia SA	90,687	203,020
*AmRest Holdings SE	1,075	28,059
Apator SA	24,153	139,612
*Asseco Poland SA	15,235	312,043
*ATM SA	57,593	176,757
*Bank Millennium SA	892,727	1,285,436
*Bank Przemyslowo Handlowy BPH SA	18,428	505,297
*Barlinek SA	148,077	182,322

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Bioton SA	7,909,195	$536,585
Budimex SA	37,430	942,475
*Cersanit-Krasnystaw SA	170,318	807,767
*Ciech SA	44,017	472,850
*ComArch SA	4,849	176,540
*Debica SA	29,862	667,518
Decora SA	9,066	67,151
*Dom Development SA	5,960	86,623
*Echo Investment SA	1,181,980	1,553,888
Elektrobudowa SA	9,118	529,919
*Elstar Oils SA	26,132	69,700
*Emperia Holding SA	3,100	90,233
Eurocash SA	160,686	947,724
Fabryki Mebli Forte SA	48,823	200,065
*Famur SA	175,740	160,125
*Farmacol SA	50,868	697,128
*Ferrum SA	309	1,516
*Grupa Kety SA	39,137	1,529,859
*Grupa Lotos SA	130,928	1,240,311
*Impexmetal SA	414,860	364,576
*Inter Cars SA	4,812	130,656
*Koelner SA	15,481	77,714
*Kredyt Bank SA	44,307	207,491
*LC Corp. SA	498,165	247,970
Lentex SA	24,214	196,679
*LPP SA	1,283	770,299
*MNI SA	253,024	332,082
*Mondi Packaging Paper Swiecie SA	42,039	1,057,320
Mostostal Siedlce SA	925,440	1,338,569
*Mostostal Warszawa SA	37,200	801,636
*Mostostal Zabrze Holding SA	160,331	222,273
*Multimedia Polska SA	173,695	424,953
*Netia Holdings SA	670,005	1,047,730
NG2 SA	64,565	1,166,172
*Noble Bank SA	94,588	168,377
*Orbis SA	130,535	1,610,034
*PBG SA	20,032	1,457,160
Pekaes SA	24,538	99,431
*Pfleiderer Grajewo SA	1,555	8,505
*Pol-Aqua SA	2,583	14,940
*Polish Energy Partners SA	3,286	38,351
*Polnord SA	26,765	301,159
*Polska Grupa Farmaceutyczna SA	32,762	477,523
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	30,753	260,256
Raciborska Fabryka Kotlow SA	215,305	818,854
Sniezka SA	5,612	77,056
*Stalexport SA	571,434	346,972
*Synthos SA	2,064,706	880,894
*Vistula Group SA	232,490	173,803
Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	1,533,678
*Zaklady Azotowe Pulawy SA	15,049	402,099
*Zaklady Azotowe w Tarnowie-Moscicach SA	7,050	35,396
Zaklady Tluszcowe Kruszwica SA	21,550	468,818
*Zelmer SA	12,580	181,634

TOTAL POLAND		32,448,320

SOUTH AFRICA — (8.9%)
Adcock Ingram Holdings, Ltd.	323,348	2,274,761
Adcorp Holdings, Ltd.	106,979	363,348
*Advtech, Ltd.	487,995	331,824
*Aeci, Ltd.	243,529	1,904,574

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Afgri, Ltd.	526,711	$410,130
*African Oxygen, Ltd.	242,579	715,020
*AG Industries, Ltd.	1,547,458	26,436
*Allied Electronics Corp., Ltd.	163,698	613,573
*Allied Technologies, Ltd.	98,099	981,012
*Argent Industrial, Ltd.	37,236	42,255
*Argility, Ltd.	65,013	—
AST Group, Ltd.	487,106	74,760
Astral Foods, Ltd.	91,188	1,188,893
*Aveng, Ltd.	981,591	4,490,204
*AVI, Ltd.	327,587	908,267
*Avusa, Ltd.	404,845	954,308
*Barloworld, Ltd.	579,959	3,299,639
*Basil Read Holdings, Ltd.	33,641	52,332
*Bell Equipment, Ltd.	158,539	203,740
*Blue Label Telecoms, Ltd.	647,432	404,017
Brait SA	68,330	187,949
*Business Connexion Group	246,827	175,278
Capitec Bank Holdings, Ltd.	96,621	974,292
*Cashbuild, Ltd.	44,870	429,342
Ceramic Industries, Ltd.	31,493	452,496
*Cipla Medpro South Africa, Ltd.	571,002	395,447
City Lodge Hotels, Ltd.	84,518	866,838
*Clicks Group, Ltd.	918,874	3,115,545
Coronation Fund Managers, Ltd.	64,218	74,159
*Corpgro, Ltd.	241,136	—
*Cullinan Holdings, Ltd.	434,430	42,738
*Data Tec, Ltd.	346,283	1,294,247
*Datacentrix Holdings, Ltd.	20,000	12,499
*Delta EMD, Ltd.	83,032	139,013
*Dimension Data Holdings P.L.C.	3,120,274	3,835,838
*Discovery Holdings, Ltd.	150,000	599,094
*Distell Group, Ltd.	296,565	2,563,531
*Distribution & Warehousing Network, Ltd.	258,997	247,256
*Dorbyl, Ltd.	222,291	114,444
*Durban Roodeport Deep, Ltd.	667,660	399,036
*ElementOne, Ltd.	325,845	502,204
*Eqstra Holdings, Ltd.	30,000	24,669
Famous Brands, Ltd.	44,984	143,040
*Foschini, Ltd.	521,461	3,782,667
*Freeworld Coatings, Ltd.	35,052	38,195
*Gold One International, Ltd.	164,683	46,837
*Gold Reef Resorts, Ltd.	303,895	764,615
*Grindrod, Ltd.	1,607,864	3,154,507
*Group Five, Ltd.	292,935	1,225,592
*Highveld Steel & Vanadilum Corp., Ltd.	180,434	1,459,436
*Hudaco Industries, Ltd.	68,822	586,299
*Hulamin, Ltd.	96,862	164,867
*Iliad Africa, Ltd.	314,538	347,273
*Illovo Sugar, Ltd.	451,161	1,978,658
*Imperial Holdings, Ltd.	467,965	4,882,144
*JCI, Ltd.	1,622,051	—
JD Group, Ltd.	1,023,857	5,885,695
*JSE, Ltd.	229,619	1,708,749
*Kap International Holdings, Ltd.	1,834,945	593,266
*Lewis Group, Ltd.	283,002	1,932,112
M Cubed Holdings, Ltd.	385,000	10,100
Medi-Clinic Corp., Ltd.	570,080	1,830,728
*Merafe Resources, Ltd.	4,526,666	768,847
*Metorex, Ltd.	1,453,388	858,823
*Metropolitan Holdings, Ltd.	1,697,716	2,951,265

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Mondi, Ltd.	8,725	$51,154
#Mr. Price Group, Ltd.	928,134	4,271,481
*Murray & Roberts Holdings, Ltd.	4,350	21,998
Mustek, Ltd.	784,364	258,190
*Mvelaphanda Group, Ltd.	255,830	251,132
*Nampak, Ltd.	1,326,125	2,734,870
Network Healthcare Holdings, Ltd.	1,208,664	2,022,124
#*Northam Platinum, Ltd.	394,263	2,568,818
Nu-World Holdings, Ltd.	28,894	70,445
Oceana Group, Ltd.	235,042	910,960
*Omnia Holdings, Ltd.	80,602	633,874
*Palabora Mining Co., Ltd.	9,851	138,947
*Peregrine Holdings, Ltd.	481,947	661,448
PSG Group, Ltd.	145,126	426,395
Rainbow Chicken, Ltd.	63,665	131,502
*Randgold & Exploration Co., Ltd.	60,670	—
Raubex Group, Ltd.	192,298	563,132
Redefine Income Fund, Ltd.	29,488	27,699
*Reunert, Ltd.	594,843	4,410,683
Santam, Ltd.	73,236	967,424
*Sappi, Ltd.	459,138	1,916,172
*SecureData Holdings, Ltd.	339,582	40,088
#*Sentula Mining, Ltd.	2,055,316	747,349
*Simmer & Jack Mines, Ltd.	1,186,177	279,411
Spar Group, Ltd. (The)	559,850	5,210,028
*Spur Corp., Ltd.	58,316	80,126
Stefanutti Stocks Holdings, Ltd.	32,116	43,537
*Sun International, Ltd.	181,940	2,204,176
*Super Group, Ltd.	16,981,587	1,372,641
*Tongaat-Hulett, Ltd.	625,434	8,066,772
*Trans Hex Group, Ltd.	153,546	75,819
*Trencor, Ltd.	97,601	334,901
*UCS Group, Ltd.	144,872	36,526
Value Group, Ltd.	363,719	165,195
*Wesizwe Platinum, Ltd.	401,595	120,588
Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,429,471
*Woolworths Holdings, Ltd.	2,268,438	5,419,066
*Zeder Investments, Ltd.	332,823	81,295

TOTAL SOUTH AFRICA		120,544,160

SOUTH KOREA — (10.1%)
#*Aekyung Petrochemical Co., Ltd.	7,150	97,513
*Artone Paper Manufacturing Co., Ltd.	8,916	34,379
#*Asia Cement Manufacturing Co., Ltd.	3,603	167,401
*Asia Paper Manufacturing Co., Ltd.	8,880	76,159
*Asiana Airlines, Inc.	176,710	558,244
Baek Kwang Mineral Products Co., Ltd.	1,860	28,436
#*Basic House Co., Ltd. (The)	19,240	118,778
*Bing Grae Co., Ltd.	12,140	489,611
*BNG Steel Co., Ltd.	11,000	72,122
Bohae Brewery Co., Ltd.	20	281
*Boo Kook Securities Co., Ltd.	7,410	145,420
*Boryung Pharmaceutical Co., Ltd.	3,768	106,031
#Bu Kwang Pharmaceutical Co., Ltd.	26,171	309,913
*Busan Bank	260,060	2,542,117
*BYC Co., Ltd.	710	76,660
*Byuck San Corp.	5,300	39,229
*Byuck San Engineering and Construction Co., Ltd.	38,300	82,816
#*Capro Corp.	50,930	377,759
#*Celrun Co., Ltd.	22,630	37,681
#Cheil Worldwide, Inc.	8,623	1,955,217

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Chin Hung International, Inc.	264,920	$183,964
*Cho Kwang Leather Co., Ltd.	10,640	64,055
*Choil Aluminum Manufacturing Co., Ltd.	7,700	40,209
#*Chong Kun Dang Pharmaceutical Corp.	22,392	389,100
#*Choongwae Holdings Co., Ltd.	28,232	45,778
#*Choongwae Pharmaceutical Corp.	10,509	151,789
*Chosun Refractories Co., Ltd.	2,210	103,632
#*Chungho Comnet Co., Ltd.	2,320	19,441
#CJ CGV Co., Ltd.	28,890	535,145
#*CJ Cheiljedang Corp.	10,245	1,838,942
#*CJ Corp.	28,745	1,655,321
*Cosmochemical Co., Ltd.	14,640	74,712
*Crown Confectionery Co., Ltd.	1,360	70,496
*Dae Dong Industrial Co., Ltd.	6,090	112,474
*Dae Ho Corp.	543	61
*Dae Sang Corp.	34,350	199,603
Dae Won Kang Up Co., Ltd.	83,534	134,020
*Daeduck Electronics Co., Ltd.	63,257	329,247
*Daeduck Industries Co., Ltd.	32,746	272,889
Daegu Bank Co., Ltd.	275,630	3,511,941
*Daegu Department Store Co., Ltd.	13,040	133,343
#*Daehan City Gas Co., Ltd.	11,541	258,794
*Daehan Flour Mills Co., Ltd.	2,110	232,576
#*Daehan Steel Co., Ltd.	12,730	145,382
Daehan Synthetic Fiber Co., Ltd.	1,750	93,516
*Daekyo Co., Ltd.	98,400	473,630
#*Daekyung Machinery & Engineering Co., Ltd.	54,200	137,023
*Daelim Industrial Co., Ltd.	42,135	2,770,420
#*Daelim Trading Co., Ltd.	17,730	62,637
*Daesang Holdings Co., Ltd.	30,232	77,725
#*Daesung Industrial Co., Ltd.	6,130	394,950
#*Daewoo Motor Sales Corp.	54,360	334,220
*Daewoong Co., Ltd.	6,546	99,115
#Daewoong Pharmaceutical Co., Ltd.	11,178	479,613
*Dahaam E-Tec Co., Ltd.	2,200	52,339
*Daishin Securities Co., Ltd.	91,200	1,192,144
*Daiyang Metal Co., Ltd.	22,400	32,714
#*Daou Technology, Inc.	56,480	361,402
*Digital Power Communications Co., Ltd.	50,540	55,427
*Dong Ah Tire Industrial Co., Ltd.	22,245	139,623
Dong IL Rubber Belt Co., Ltd.	18,198	111,150
*Dong Yang Gang Chul Co., Ltd.	25,450	56,769
*Dong-A Pharmaceutical Co., Ltd.	18,559	1,851,079
*Dongaone Co., Ltd.	7,630	20,897
*Dongbang Agro Co., Ltd.	19,470	107,100
#*Dongbang Transport Logistics Co., Ltd.	26,000	52,773
*Dongbu Corp.	25,950	166,657
#*Dongbu HiTek Co., Ltd.	32,873	171,149
Dongbu Insurance Co., Ltd.	33,140	952,718
#*Dongbu Securities Co., Ltd.	38,541	204,215
#*Dongbu Steel Co., Ltd.	50,266	398,132
#*Dong-Il Corp.	3,202	130,733
*Dongil Industries Co., Ltd.	1,931	91,090
*Dongil Paper Manufacturing Co., Ltd.	6,080	5,010
Dongkuk Steel Mill Co., Ltd.	75,050	1,478,080
#*Dongwha Pharm Co., Ltd.	47,350	236,339
*Dongwon F&B Co., Ltd.	3,360	132,154
#*Dongwon Industries Co., Ltd.	3,115	351,235
#*Dongwon Systems Corp.	151,667	204,919
Dongyang Mechatronics Corp.	44,411	194,476
#*Doosan Construction & Engineering Co., Ltd.	83,770	478,723

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Doosan Corp.	1,040	$91,213
*Doosan Heavy Industries & Construction Co., Ltd.	146	10,295
*DPI Co., Ltd.	8,565	37,396
*DuzonBIzon Co., Ltd.	32,460	380,250
#*E1 Corp.	7,720	426,832
*Eagon Industrial Co., Ltd.	6,220	65,452
*Eugene Investment & Securities Co., Ltd.	854,604	641,565
#*F&F Co., Ltd.	21,060	57,549
#*Firstech Co., Ltd.	29,829	65,205
#*Foosung Co., Ltd.	56,079	185,039
*Fursys, Inc.	15,560	367,793
*Gaon Cable Co., Ltd.	4,694	113,790
#*GIIR, Inc.	14,410	135,199
#*Global & Yuasa Battery Co., Ltd.	16,060	289,551
*Golden Bridge Investment & Securities Co., Ltd.	44,910	83,302
#*Green Cross Corp.	6,272	651,211
*Green Cross Holdings Corp.	2,125	157,363
#*Green Non-Life Insurance Co., Ltd.	13,447	51,919
#GS Global Corp.	8,372	176,996
Gwangju Shinsegae Co., Ltd.	1,820	202,150
*Halla Climate Control Corp.	106,070	1,079,430
#*Halla Engineering & Construction Corp.	13,160	298,357
#*Han All Pharmaceutical Co., Ltd.	34,948	138,198
#Han Kuk Carbon Co., Ltd.	34,393	186,466
#*Han Yang Securities Co., Ltd.	18,770	164,259
*Handok Pharmaceuticals Co., Ltd.	12,760	150,878
#*Handsome Corp.	34,799	427,442
#*Hanil Cement Manufacturing Co., Ltd.	11,411	714,591
*Hanil Construction Co., Ltd.	11,388	46,202
*Hanil E-Wha Co., Ltd.	38,970	162,684
*Hanjin Heavy Industries & Construction Co., Ltd.	62,880	1,160,800
#*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	15,660	151,692
#*Hanjin Shipping Co., Ltd.	19,945	405,160
*Hanjin Shipping Holdings Co., Ltd.	3,844	50,396
#*Hanjin Transportation Co., Ltd.	13,211	394,216
*Hankook Cosmetics Co., Ltd.	25,320	56,725
Hankook Shell Oil Co., Ltd.	1,620	161,528
*Hankook Synthetics, Inc.	550	45
*Hankuk Electric Glass Co., Ltd.	4,470	106,632
*Hankuk Glass Industries, Inc.	12,660	232,497
#*Hankuk Paper Manufacturing Co., Ltd.	5,840	151,716
#*Hanmi Pharm Co., Ltd.	15,573	1,545,707
*Hanmi Semiconductor Co., Ltd.	20,310	100,051
#*Hansae Co., Ltd.	16,560	108,050
*Hansae Yes24 Holdings Co., Ltd.	5,520	18,293
*Hanshin Construction Co., Ltd.	530	7,058
#*Hansol Chemical Co., Ltd.	12,170	122,797
#*Hansol CSN Co., Ltd.	65,160	81,573
#*Hansol LCD, Inc.	10,137	276,370
#*Hansol Paper Co., Ltd.	53,310	445,509
#*Hanssem Co., Ltd.	30,600	316,603
#*Hanwha Chemical Corp.	155,677	1,945,293
#*Hanwha Non-Life Insurance Co., Ltd.	45,249	426,802
*Hanwha Securities Co., Ltd.	70,051	528,547
*Hanwha Timeworld Co., Ltd.	5,120	56,451
#*HeungKuk Fire & Marine Insurance Co., Ltd.	71,447	380,536
#*Hite Holdings Co., Ltd.	13,510	263,000
*HMC Investment Securities Co., Ltd.	37,920	659,520
#Hotel Shilla Co., Ltd.	64,708	1,102,904
*HS R&A Co., Ltd.	1,460	8,846
#Huchems Fine Chemical Corp.	31,846	765,816

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Husteel Co., Ltd.	7,220	$99,512
*Hwa Sung Industrial Co., Ltd.	12,520	61,780
*Hwacheon Machinery Works Co., Ltd.	370	4,118
#*Hwashin Co., Ltd.	28,120	99,026
*Hyosung T & C Co., Ltd.	7,106	494,516
#*Hyundai Cement Co., Ltd.	10,020	116,547
#*Hyundai Corp.	21,801	375,660
*Hyundai Department Store Co., Ltd.	15,781	1,375,412
*Hyundai DSF Co., Ltd.	7,510	51,697
*Hyundai Elevator Co., Ltd.	7,294	332,582
#*Hyundai Engineering Plastics Co., Ltd.	28,840	98,184
#*Hyundai H & S Co., Ltd.	6,210	374,012
#*Hyundai Hysco	91,740	1,245,340
Hyundai Marine & Fire Insurance Co., Ltd.	132,660	2,019,006
#Hyundai Mipo Dockyard Co., Ltd.	22,255	2,074,011
*Hyundai Mobis	6,742	854,163
Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	26,424
#*IHQ, Inc.	22,450	17,991
#*Il Dong Pharmaceutical Co., Ltd.	7,553	203,833
*Il Sung Construction Co., Ltd.	2,700	16,213
*Il Yang Pharmaceutical Co., Ltd.	19,910	427,594
#*Iljin Display Co., Ltd.	32,558	161,070
#*Iljin Electric Co., Ltd.	26,649	226,612
*Iljin Holdings Co., Ltd.	27,632	65,778
*Ilshin Spinning Co., Ltd.	1,730	87,887
*Ilsung Pharmaceutical Co., Ltd.	2,040	108,886
*InziControls Co., Ltd.	1,260	3,234
*IS Dongseo Co., Ltd.	12,468	79,165
#*ISU Chemical Co., Ltd.	9,660	100,829
IsuPetasys Co., Ltd.	51,640	101,975
#*Jahwa Electronics Co., Ltd.	22,390	136,580
*Jeil Pharmaceutical Co.	18,840	144,811
Jeonbuk Bank, Ltd.	76,750	467,911
*Jinheung Mutual Savings Bank Co., Ltd.	36,179	123,178
*JS Cable Co., Ltd.	4,540	59,685
#*K.C. Tech Co., Ltd.	40,014	158,908
*KC Cottrell Co., Ltd.	2,244	58,333
#*KCO Energy, Inc.	120,778	46,313
#*Keangnam Enterprises, Ltd.	21,653	175,746
#*Kedcom Co., Ltd.	42,070	2,681
*KG Chemical Corp.	8,410	86,158
#*KIC, Ltd.	12,680	96,559
#*KISCO Corp.	10,860	415,010
#*KISWIRE, Ltd.	16,702	503,916
#*Kolon Engineering & Construction Co., Ltd.	21,890	107,368
#Kolon Industries, Inc.	23,890	884,244
*Korea Cast Iron Pipe Co., Ltd.	26,090	101,050
#*Korea Circuit Co., Ltd.	19,330	48,613
#*Korea Cottrell Co., Ltd.	12,716	74,430
*Korea Development Co., Ltd.	19,190	80,369
*Korea Development Leasing Corp.	4,545	125,698
*Korea Electric Terminal Co., Ltd.	14,990	238,140
*Korea Export Packing Industries Co., Ltd.	3,990	40,108
*Korea Express Co., Ltd.	13,845	640,874
*Korea Flange Co., Ltd.	6,900	63,642
*Korea Green Paper Manufacturing Co., Ltd.	1,002	1,214
*Korea Investment Holdings Co., Ltd.	76,490	2,013,339
#*Korea Iron & Steel Co., Ltd.	3,289	179,674
#*Korea Komho Petrochemical Co., Ltd.	26,400	430,912
#*Korea Line Corp.	13,950	491,085
*Korea Mutual Savings Bank	6,040	62,879

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Korea Petrochemical Industry Co., Ltd.	10,960	$371,763
*Korea Plant Service & Engineering Co., Ltd.	8,780	311,131
#Korea Reinsurance Co., Ltd.	185,883	1,613,137
#*Korea Technology Industry Co., Ltd.	143,300	232,512
#*Korea Zinc Co., Ltd.	16,015	2,333,346
#*Korean Air Terminal Service Co., Ltd.	3,350	101,285
*Korean French Banking Corp.	126,839	87,143
#*KP Chemical Corp.	121,051	809,470
*KPX Chemical Co., Ltd.	3,420	132,203
#*KPX Fine Chemical Co., Ltd.	3,686	193,610
*KPX Holdings Corp.	3,008	152,200
#*KTB Securities Co., Ltd.	94,470	297,682
#Kukdo Chemical Co., Ltd.	8,450	191,112
#*Kukdong Oil & Chemicals Co., Ltd.	3,623	47,049
Kumbi Corp.	670	17,688
#*Kumho Electronics Co., Ltd.	7,292	256,584
#*Kumho Industrial Co., Ltd.	46,110	182,865
*Kumho Investment Bank	129,490	120,420
#*Kumho Tire Co., Inc.	90,000	248,613
*Kumkang Industrial Co., Ltd.	5,810	46,391
*Kunsul Chemical Industrial Co., Ltd.	7,190	86,695
*Kwang Dong Pharmaceutical Co., Ltd.	74,760	173,266
#Kyeryong Construction Industrial Co., Ltd.	10,770	180,425
#*Kyobo Securities Co., Ltd.	44,300	379,838
*Kyung Dong Navien Co., Ltd.	1,740	44,462
*Kyungbang Co., Ltd.	1,100	111,007
#*Kyungdong City Gas Co., Ltd.	2,270	88,412
*Kyung-in Synthetic Corp.	32,620	100,564
*Kyungnam Energy Co., Ltd.	28,770	66,607
*LG Fashion Corp.	39,515	886,546
#LG International Corp.	65,552	1,519,371
#*LG Life Sciences, Ltd.	26,935	1,220,745
#LIG Insurance Co., Ltd.	79,960	1,408,844
*Livart Furniture Co., Ltd.	2,880	20,342
*Lotte Chilsung Beverage Co., Ltd.	1,401	997,895
#*Lotte Confectionary Co., Ltd.	1,275	1,352,459
#*Lotte Midopa Co., Ltd.	61,160	587,782
#*Lotte Non-Life Insurance Co., Ltd.	48,040	315,009
#*Lotte Sam Kang Co., Ltd.	1,770	362,759
*Lotte Tour Development Co., Ltd.	2,720	74,662
*LS Industrial Systems Co., Ltd.	31,342	2,256,714
Macquarie Korea Infrastructure Fund	432,541	1,778,284
Manho Rope & Wire Co., Ltd.	3,950	50,725
*Meritz Fire Marine Insurance Co., Ltd.	180,948	1,147,050
#*Meritz Securities Co., Ltd.	298,715	308,663
Miwon Commercial Co., Ltd.	831	60,888
*Miwon Specialty Chemical Co., Ltd.	448	34,339
#*Moorim Paper Co., Ltd.	21,778	155,999
*Motonic Corp.	20,900	133,310
#*Namhae Chemical Corp.	63,074	995,391
#*Namkwang Engineering & Construction Co., Ltd.	32,027	194,936
*Namyang Dairy Products Co., Ltd.	745	311,629
*Nasan Co., Ltd.	23,824	23,698
#*National Plastic Co., Ltd.	32,500	44,985
#*NCsoft Corp.	29,254	3,254,505
*Nexen Corp.	3,320	107,256
#Nexen Tire Corp.	58,900	270,837
*NH Investment & Securities Co., Ltd.	59,219	507,336
*NK Co., Ltd.	11,940	127,536
Nong Shim Co., Ltd.	6,926	1,357,969
#*Nong Shim Holdings Co., Ltd.	5,210	293,214

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Noroo Paint Co., Ltd.	14,277	$36,866
*ON*Media Corp.	106,370	316,157
#*Orientbio, Inc.	88,150	88,404
#*ORION Corp.	7,780	1,720,970
Ottogi Corp.	3,910	446,421
#*Pacific Corp.	6,730	763,325
*Pacific Pharmaceutical Co., Ltd.	2,030	54,864
*PaperCorea, Inc.	13,740	92,776
Pohang Coated Steel Co., Ltd.	6,320	131,401
#*Poong Lim Industrial Co., Ltd.	31,880	66,407
#*Poongsan Corp.	34,931	595,363
*Poongsan Holdings Corp.	6,567	109,406
*Prime Entertainment Co., Ltd.	2,676	2,247
*Pulmuone Co., Ltd.	2,916	125,316
*Pum Yang Construction Co., Ltd.	12,016	63,352
*Pusan City Gas Co., Ltd.	14,730	255,776
*Pyung Hwa Holdings Co., Ltd.	2	2
*Pyung Hwa Industrial Co., Ltd.	6	10
#*RNL BIO Co., Ltd.	43,130	166,856
#S&T Corp.	6,363	179,328
#*S&T Daewoo Co., Ltd.	12,330	275,452
S&T Dynamics Co., Ltd.	37,642	447,195
#S&T Holdings Co., Ltd.	31,368	403,743
#S1 Corp.	35,673	1,430,351
#*Saehan Industries, Inc.	651,800	582,130
*Saehan Media Corp.	3,460	9,490
*Sajo Industries Co., Ltd.	5,990	147,378
#*Sajodaerim Corp.	4,770	76,319
#*Sam Jin Pharmaceutical Co., Ltd.	26,441	299,393
*Sam Kwang Glass Industrial Co., Ltd.	4,820	171,126
*Sam Whan Camus Co., Ltd.	5,270	28,583
*Sam Yung Trading Co., Ltd.	13,948	57,556
#*Sambu Construction Co., Ltd.	11,121	214,839
#*Samchully Co., Ltd.	5,480	543,498
*Samho Development Co., Ltd.	25,410	91,766
#*Samho International Co., Ltd.	12,681	35,917
*Samhwa Crown and Closure Co., Ltd.	412	7,469
*Samhwa Paints Industrial Co., Ltd.	26,400	98,606
Samick Musical Instruments Co., Ltd.	146,160	105,755
#*Samsung Climate Control Co., Ltd.	6,810	37,717
Samsung Fine Chemicals Co., Ltd.	37,500	1,531,763
#*Samwha Capacitor Co., Ltd.	13,140	105,746
#*Samwhan Corp.	13,660	112,567
*Samyang Corp.	8,990	306,951
#*Samyang Foods Co., Ltd.	7,360	111,925
*Samyang Genex Co., Ltd.	4,026	219,234
*Samyang Tongsang Co., Ltd.	1,760	34,807
#*Samyoung Electronics Co., Ltd.	19,890	174,835
*SBS Media Holdings Co., Ltd.	460	1,422
#*Seah Besteel Corp.	21,720	279,392
*SeAH Holdings Corp.	4,622	233,555
#*SeAH Steel Corp.	6,214	186,137
*Sebang Co., Ltd.	15,655	169,188
#*Sejong Industrial Co., Ltd.	21,610	120,041
#*Seoul City Gas Co., Ltd.	3,590	154,342
*Serim Paper Manufacturing Co., Ltd.	32,013	85,865
#*Sewon Cellontech Co., Ltd.	50,071	295,696
#*SH Chemical Co., Ltd.	148,722	62,697
*Shin Won Corp.	60,100	96,681
*Shin Young Securities Co., Ltd.	10,600	324,585
*Shinhan Engineering & Construction Co., Ltd.	3,676	32,549

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Shinpoong Pharmaceutical Co., Ltd.	4,680	$121,867
Shinsegae Engineering & Construction Co., Ltd.	2,990	33,448
*Shinsung Engineering Co., Ltd.	924	2,135
*Shinsung FA Co., Ltd.	914	1,969
#*Shinsung Holdings Co., Ltd.	42,570	148,375
Silla Trading Co., Ltd.	5,380	52,869
*Sindo Ricoh Co., Ltd.	11,169	519,130
*SJM Co., Ltd.	22,510	94,808
#SK Chemicals Co., Ltd.	28,454	1,316,984
SK Energy Co., Ltd.	8	726
#SK Gas Co., Ltd.	9,960	389,067
#SKC Co., Ltd.	36,520	526,234
*SL Corp.	19,820	103,621
*Solomon Mutual Savings Bank	11,267	33,902
#*Songwon Industrial Co., Ltd.	15,640	153,887
#*Ssangyong Cement Industry Co., Ltd.	79,381	534,847
#*STX Corp.	40,422	573,158
#*STX Engine Co., Ltd.	42,322	651,753
#*STX Offshore & Shipbuilding Co., Ltd.	104,630	1,047,994
*Suheung Capsule Co., Ltd.	16,030	92,473
#*Sung Jin Geotec Co., Ltd.	13,280	104,027
#*Sung Shin Cement Co., Ltd.	16,490	118,547
*Sungchang Enterprise Holdings, Ltd.	6,150	95,103
#*Sungwon Corp.	49,310	64,926
*Sunjin Co., Ltd.	2,840	84,679
#Sunkyong Securities Co., Ltd.	382,400	784,003
Tae Kwang Industrial Co., Ltd.	880	517,580
#*Tae Kyung Industrial Co., Ltd.	29,140	122,651
#*Taeyoung Engineering & Construction	90,740	377,245
#*Tai Han Electric Wire Co., Ltd.	46,650	658,253
*Tai Lim Packaging Industries Co., Ltd.	62,000	52,502
#*TCC Steel	16,988	67,980
*Tec & Co.	250,710	65,576
*Telcoware Co., Ltd.	9,000	63,616
#*Tong Yang Major Corp.	70,586	179,594
*Tong Yang Securities, Inc.	146,666	1,350,072
*Trigem Computer, Inc.	13	—
*TRYBRANDS, Inc.	3,207	10,463
#*TS Corp.	5,500	233,808
#*Uangel Corp.	12,280	64,958
#*Unid Co., Ltd.	6,000	186,538
*Union Steel Manufacturing Co., Ltd.	13,912	229,080
#*Whanin Pharmaceutical Co., Ltd.	13,650	154,237
#*Woongjin Thinkbig Co., Ltd.	34,669	718,323
#*Woongjin.Com Co., Ltd.	62,107	515,837
#*Woori Financial Co., Ltd.	20,620	132,871
*Woori Investment & Securities Co., Ltd.	69,970	911,390
*WooSung Feed Co., Ltd.	17,000	23,952
*YESCO Co., Ltd.	5,950	126,020
*Yoosung Enterprise Co., Ltd.	34,546	62,428
#*Youlchon Chemical Co., Ltd.	32,710	230,755
*Young Poong Mining & Construction Corp.	1,580	75
*Young Poong Paper Manufacturing Co., Ltd.	580	7,947
#*Youngone Corp. (6150493)	15,176	440,637
*Youngone Corp. (B622C10)	60,704	513,192
*Youngpoong Corp.	2,118	890,193
#*Yuhan Corp.	18,230	2,663,913
*Yuhwa Securities Co., Ltd.	12,910	158,290
#*Yungjin Pharm Co., Ltd.	95,136	99,693
*ZeroOne Interactive Co., Ltd.	3,200	1,294

TOTAL SOUTH KOREA		136,462,933

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (11.0%)
*A.G.V. Products Corp.	741,782	$262,354
Aaeon Technology, Inc.	174,392	298,762
Ability Enterprise Co., Ltd.	752,076	1,320,478
*Abocom Systems, Inc.	470	177
*Acbel Polytech, Inc.	777,600	605,923
*Accton Technology Corp.	36,000	15,870
*Adlink Technology, Inc.	62,000	52,461
*Advantech Co., Ltd.	199,000	401,268
*ALI Corp.	149,000	293,714
*Alpha Networks, Inc.	55,000	47,973
Altek Corp.	524,042	927,799
*Ambassador Hotel (The)	597,000	669,307
*Ampoc Far East Co., Ltd.	158,444	84,903
*Amtran Technology Co., Ltd.	1,108,190	1,100,179
Apex Biotechnology Corp.	205,381	366,964
*Apex Science & Engineering Corp.	124,000	60,307
*Arima Communication Corp.	36,000	15,585
*Arima Optoelectronics Corp.	92,594	29,038
*Asia Chemical Corp.	559,000	220,018
*Asia Optical Co, Inc.	133,000	276,685
*Asia Polymer Corp.	495,936	422,024
*Asia Vital Components Co., Ltd.	391,575	429,549
Aten International Co., Ltd.	197,479	353,932
Aurora Corp.	541,499	609,035
*Aurora Systems Corp.	244,244	159,040
*AV Tech Corp.	24,000	86,290
*Avermedia Technologies, Inc.	362,447	455,979
Basso Industry Corp., Ltd.	7,000	6,935
*Behavior Tech Computer Corp.	775	98
*Bes Engineering Corp.	2,691,750	671,461
*Biostar Microtech International Corp.	231,975	162,741
*Bright Led Electronics Corp.	80,000	98,387
*C Sun Manufacturing, Ltd.	255,221	141,246
*Cameo Communications, Inc.	23,000	12,332
*Capital Securities Corp.	1,088,000	560,333
*Carnival Industrial Corp.	656,000	164,458
*Cathay Real Estate Development Co., Ltd.	571,000	251,835
*Central Reinsurance Co., Ltd.	826,402	325,140
*Chain Qui Development Co., Ltd.	226,083	195,675
*Champion Building Materials Co., Ltd.	560,991	327,389
*Charoen Pokphand Enterprises Co., Ltd.	351,000	163,176
*Cheng Loong Corp.	1,760,330	663,555
*Cheng Uei Precision Industry Co., Ltd.	360,000	733,243
*Chenming Mold Industrial Corp.	276,437	141,107
*Chia Hsin Cement Corp.	1,068,304	524,753
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	—
Chicony Electronics Co., Ltd.	541,711	1,332,371
*Chilisin Electronics Corp.	207,535	148,555
*China Chemical & Pharmaceutical Co.	408,000	241,306
China Ecotek Corp.	170,000	230,684
*China Electric Manufacturing Co., Ltd.	694,900	432,617
*China General Plastics Corp.	665,000	254,515
*China Glaze Co., Ltd.	329,423	179,917
China Hi-Ment Corp.	308,348	392,968
*China Life Insurance Co., Ltd.	1,837,029	1,242,839
*China Man-Made Fiber Co., Ltd.	2,399,879	548,288
*China Metal Products Co., Ltd.	426,182	570,549
*China Motor Co., Ltd.	363,000	209,166
*China Petrochemical Development Corp.	1,411,000	525,139
*China Rebar Co., Ltd.	55,174	—
*China Steel Chemical Corp.	412,554	1,069,454

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Steel Structure Co., Ltd.	232,000	$180,070
*China Synthetic Rubber Corp.	852,563	822,356
*China United Trust & Investment Corp.	164,804	—
*China Wire & Cable Co., Ltd.	521,000	190,697
*Chinese Maritime Transport, Ltd.	446,850	1,158,059
*Ching Feng Home Fashions Industries Co., Ltd.	199,403	66,799
*Chin-Poon Industrial Co., Ltd.	559,208	435,899
*Chong Hong Construction Co.	154,000	297,913
*Chou Chin Industrial Co., Ltd.	825	—
Chroma Ate, Inc.	581,380	1,133,755
*Chun Yu Works & Co., Ltd.	469,000	139,792
*Chun Yuan Steel Industrial Co., Ltd.	1,046,537	412,444
*Chung Hsin Electric & Machinery Co., Ltd.	753,000	420,376
*Chung Hung Steel Corp.	292,000	136,244
*Chung Hwa Pulp Corp.	843,594	373,680
*Clevo Co.	344,000	622,588
*CMC Magnetics Corp.	2,990,000	756,384
*Collins Co., Ltd.	462,700	159,249
Compal Communications, Inc.	535,000	588,285
*Compeq Manufacturing Co., Ltd.	2,207,000	631,648
*Continental Engineering Corp.	1,297,067	495,442
*Cosmo Electronics Corp.	207,900	206,324
*Cosmos Bank Taiwan	262,740	72,563
CTCI Corp.	950,013	967,787
CX Technology Co., Ltd.	62,368	23,045
*Cyberlink Corp.	69,000	321,115
.Cybertan Technology, Inc.	440,779	614,043
Cyntec Co., Ltd.	327,304	888,493
*Da-Cin Construction Co., Ltd.	482,711	292,882
*Darfon Electronics Corp.	41,000	59,728
*De Licacy Industries Co., Ltd.	70,000	13,982
*Delpha Construction Co., Ltd.	357,265	129,511
*Der Pao Construction Co., Ltd.	476,000	12,218
*Diamond Flower Electric Instrument Co., Ltd.	203,524	240,695
*D-Link Corp.	898,665	939,093
*Dynamic Electronics Co., Ltd.	111,000	117,773
*Eastern Media International Corp.	2,366,337	541,324
*Eclat Textile Co., Ltd.	240,920	149,634
*Edom Technology Co., Ltd.	238,776	128,174
Elan Microelectronics Corp.	614,715	971,995
*E-Lead Electronic Co., Ltd.	82,942	54,640
*Elite Material Co., Ltd.	342,129	227,723
Elite Semiconductor Memory Technology, Inc.	118,200	159,300
*Elitegroup Computer Systems Co., Ltd.	412,182	170,460
*Enlight Corp.	149,899	5,983
*EnTie Commercial Bank	293,603	74,959
Eternal Chemical Co., Ltd.	510,290	492,366
*Everest Textile Co., Ltd.	830,562	161,668
*Evergreen International Storage & Transport Corp.	1,691,000	1,331,727
*Everlight Chemical Industrial Corp.	655,000	547,435
*Evertop Wire Cable Corp.	45,461	9,858
Excel Cell Electronics Co., Ltd.	143,000	65,548
*Far Eastern International Bank	602,724	191,968
*Faraday Technology Corp.	205,000	400,402
*Federal Corp.	742,244	565,724
Feng Hsin Iron & Steel Co., Ltd.	381,100	620,459
*Feng Tay Enterprise Co., Ltd.	791,561	684,363
*FIC Global, Inc.	27,289	4,994
*First Copper Technology Co., Ltd.	703,000	294,428
*First Hotel	424,955	353,571
*First Insurance Co., Ltd. (The)	531,179	187,908

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*First Steamship Co., Ltd.	335,200	$494,446
*FLEXium Interconnect, Inc.	47,000	64,758
Flytech Technology Co., Ltd.	123,750	308,408
*Forhouse Corp.	40,000	42,070
Formosa Epitaxy, Inc.	226,758	296,939
*Formosan Rubber Group, Inc.	841,000	702,323
Fortune Electric Co., Ltd.	478,170	405,543
*Fu I Industrial Co., Ltd.	97,900	26,237
*Fullerton Technology Co., Ltd.	17,000	17,749
*Fwuson Industry Co., Ltd.	466,590	175,103
*G Shank Enterprise Co., Ltd.	335,014	248,752
*G.T.M. Corp.	338,000	216,710
Gem Terminal Industries Co., Ltd.	302,386	227,580
*General Plastic Industrial Co., Ltd.	20,000	27,670
*GeoVision, Inc.	19,000	77,959
*Getac Technology Corp.	679,360	544,418
Giant Manufacture Co., Ltd.	633,994	1,701,898
*Giantplus Technology Co., Ltd.	29,000	16,361
*Giga Storage Corp.	19,000	17,223
*Giga-Byte Technology Co., Ltd.	1,390,800	1,322,486
*Global Mixed Mode Technology, Inc.	9,000	43,783
*Global Unichip Corp.	51,000	231,641
*Globe Union Industrial Corp.	426,944	404,787
Gold Circuit Electronics, Ltd.	864,228	324,695
*Goldsun Development & Construction Co., Ltd.	2,335,580	977,365
*Good Will Instrument Co., Ltd.	141,120	102,233
*Grand Pacific Petrochemical Corp.	1,130,000	572,876
Grape King, Inc.	183,000	230,860
*Great China Metal Industry Co., Ltd.	462,000	289,785
Great Taipei Gas Co., Ltd.	830,000	456,675
*Great Wall Enterprise Co., Ltd.	791,692	806,998
Greatek Co., Ltd.	853,621	801,345
Hanpin Co., Ltd.	151,000	67,154
*Hey Song Corp.	765,000	453,958
Highwealth Construction Corp.	1,037,871	1,585,046
*Hitron Technologies, Inc.	177,659	114,532
*Ho Tung Holding Corp.	1,003,818	509,473
*Hocheng Corp.	542,700	183,193
*Hold-Key Electric Wire & Cable Co., Ltd.	337,079	213,406
*Holtek Semiconductor, Inc.	103,000	127,689
*Hong Tai Electric Industrial Co., Ltd.	567,000	226,941
*Hong Yi Fiber Industry Co., Ltd.	158,320	40,752
*Honmyue Enterprise Co., Ltd.	139,080	30,166
*Hsin Kuang Steel Co., Ltd.	399,442	405,692
*Hsing Ta Cement Co., Ltd.	620,000	195,138
*Hua Eng Wire & Cable Co., Ltd.	988,565	334,572
*Huaku Development Co., Ltd.	180,000	449,962
*Huang Hsiang Construction Corp.	194,800	341,718
*Hung Ching Development & Construction Co., Ltd.	449,000	284,690
Hung Poo Construction Corp.	490,658	698,203
*Hwa Fong Rubber Co., Ltd.	471,670	215,824
*Ichia Technologies, Inc.	26,000	14,421
I-Chiun Precision Industry Co., Ltd.	258,313	394,450
*ICP Electronics, Inc.	45,000	49,217
*Inernational Semiconductor Technology, Ltd.	45,000	21,356
Infortrend Technology, Inc.	439,164	640,742
*Inventec Appliances Corp.	227,000	214,783
*I-Sheng Electric Wire & Cable Co., Ltd.	32,000	56,927
ITE Technology, Inc.	186,408	345,671
*Jenn Feng New Energy Co., Ltd.	38,000	39,909
*Jess-Link Products Co., Ltd.	71,000	325,473

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Jui Li Enterprise Co., Ltd.	346,080	$98,183
*K Laser Technology, Inc.	295,693	187,314
*Kang Na Hsiung Co., Ltd.	305,020	198,158
*Kao Hsing Chang Iron & Steel Corp.	784,000	180,106
*Kaulin Manufacturing Co., Ltd.	274,330	160,817
*Kee Tai Properties Co., Ltd.	830,997	420,786
Kenda Rubber Industrial Co., Ltd.	831,751	844,827
*King Slide Works Co., Ltd.	15,000	82,071
*King Yuan Electronics Co., Ltd.	2,116,979	994,148
*Kingdom Construction Co., Ltd.	889,000	729,552
*King’s Town Bank	1,795,701	451,615
*King’s Town Construction Co., Ltd.	545,359	496,755
*Kinpo Electronics, Inc.	2,658,157	786,381
Kinsus Interconnect Technology Corp.	205,000	510,550
Knowledge-Yield-Excellence Systems Corp.	415,904	375,457
*KS Terminals, Inc.	22,000	19,164
Kung Long Batteries Industrial Co., Ltd.	64,000	66,921
*Kuoyang Construction Co., Ltd.	687,000	516,186
*Kwong Fong Industries Corp.	996,000	306,737
*Lan Fa Textile Co., Ltd.	618,423	169,653
*Lead Data Co., Ltd.	494,858	121,180
Leader Electronics, Inc.	58,081	41,897
*Leadtek Research, Inc.	6,961	3,138
*Lealea Enterprise Co., Ltd.	1,198,050	302,091
*Lee Chang Yung Chemical Industry Corp.	1,296,619	1,509,819
*Lee Chi Enterprises Co., Ltd.	326,000	109,662
*Leofoo Development Co., Ltd.	507,000	299,074
Les Enphants Co., Ltd.	318,800	321,770
*Li Peng Enterprise Co., Ltd.	967,824	400,174
*Lien Hwa Industrial Corp.	1,183,783	555,603
*Lingsen Precision Industries, Ltd.	506,506	231,688
*Lite-On Semiconductor Corp.	152,000	95,777
*Long Bon International Co., Ltd.	797,945	438,361
*Long Chen Paper Co., Ltd.	1,073,674	343,392
*Lotes Co., Ltd.	16,000	77,893
*Lucky Cement Corp.	620,000	153,151
*Lumax International Corp., Ltd.	41,100	70,421
Makalot Industrial Co., Ltd.	237,202	436,388
*Masterlink Securities Corp.	323,000	129,742
*Mayer Steel Pipe Corp.	282,160	205,193
*Maywufa Co., Ltd.	67,632	30,779
*Meiloon Co., Ltd.	399,053	158,774
*Mercuries & Associates, Ltd.	987,477	474,603
Merida Industry Co., Ltd.	432,170	650,957
*Merry Electronics Co., Ltd.	31,363	60,254
*Microelectronics Technology, Inc.	672,315	410,086
*Micro-Star International Co., Ltd.	1,802,075	1,115,827
Min Aik Technology Co., Ltd.	224,317	320,645
*Mirle Automation Corp.	250,568	230,733
*Mitac International Corp.	1,126,000	515,895
*Mobiletron Electronics Co., Ltd.	135,000	100,159
*Mosel Vitelic, Inc.	106,000	51,344
*Mospec Seminconductor Corp.	117,000	69,188
*Mustek Systems, Inc.	129,119	33,262
Nak Sealing Technologies Corp.	121,954	120,872
*Namchow Chemical Industrial Co., Ltd.	473,000	368,097
*Nankang Rubber Tire Co., Ltd.	1,011,622	1,409,680
*Nantex Industry Co., Ltd.	455,135	298,760
National Petroleum Co., Ltd.	455,824	487,089
*New Asia Construction & Development Co., Ltd.	133,618	29,139
*Ocean Plastics Co., Ltd.	342,200	236,667

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Optimax Technology Corp.	674	$65
Opto Tech Corp.	789,886	640,377
*Orient Semiconductor Electronics, Ltd.	85,000	21,566
*Oriental Union Chemical Corp.	1,095,788	828,151
*Orise Technology Co., Ltd.	9,000	15,921
*Pacific Construction Co., Ltd.	1,054,000	180,526
*Pan Jit International, Inc.	463,318	377,345
Pan-International Industrial Corp.	452,088	736,397
*Paragon Technologies Co., Ltd.	12,000	33,175
PC Home Online	49,000	99,570
*Phihong Technology Co., Ltd.	585,001	565,141
*Picvue Electronics, Ltd.	72,760	—
Pihsiang Machinery Mfg. Co., Ltd.	262,534	435,990
*Polaris Securities Co., Ltd.	546,000	275,914
*Potrans Electrical Corp.	228,000	31,118
*Power Quotient International Co., Ltd.	52,000	44,852
*President Securities Corp.	739,000	431,679
*Prince Housing & Development Corp.	1,616,398	767,068
*Procomp Informatics, Ltd.	21,675	—
*Prodisc Technology, Inc.	1,707,199	33,808
*Promate Electronic Co., Ltd.	28,000	20,310
Promise Technology, Inc.	232,309	178,758
*Protop Technology Co., Ltd.	192,000	1,262
*Qisda Corp.	136,000	70,298
*Quintain Steel Co., Ltd.	459,750	148,171
*Radiant Opto-Electronics Corp.	330,000	454,716
*Radium Life Tech Corp.	947,736	785,756
*Ralec Electronic Corp.	92,405	138,453
*Ralink Technology Corp.	13,000	41,522
*Rectron, Ltd.	178	36
*Rexon Industrial Corp., Ltd.	469,000	133,353
*Ritek Corp.	5,135,387	1,300,401
Ruentex Development Co., Ltd.	886,000	1,112,764
*Ruentex Industries, Ltd.	1,279,000	2,159,359
*Sainfoin Technology Corp.	131,260	—
*Sampo Corp.	1,721,124	292,159
San Fang Chemical Industry Co., Ltd.	316,522	346,524
*Sanyang Industrial Co., Ltd.	1,402,046	529,046
*Sanyo Electric Co., Ltd.	503,000	498,606
SDI Corp.	274,000	306,080
Senao International Co., Ltd.	375,541	544,957
*Sheng Yu Steel Co., Ltd.	552,980	387,704
*ShenMao Technology, Inc.	19,000	34,972
*Shih Wei Navigation Co., Ltd.	171,000	221,761
*Shihlin Electric & Engineering Corp.	895,000	1,083,061
*Shihlin Paper Corp.	418,000	925,002
Shin Shin Co., Ltd.	49,000	37,405
*Shin Zu Shing Co., Ltd.	3,000	12,134
*Shining Building Business Co., Ltd.	68,000	74,194
*Shinkong Co., Ltd.	542,131	346,910
*Shinkong Synthetic Fibers Co., Ltd.	2,321,961	748,942
*Shuttle, Inc.	290,152	236,709
*Sigurd Microelectronics Corp.	424,974	234,600
*Silicon Integrated Systems Corp.	1,023,820	724,209
Silitech Technology Corp.	247,651	870,952
*Sincere Navigation Corp.	24,786	30,527
*Sinkang Industries Co., Ltd.	259,805	179,808
*Sinkong Textile Co., Ltd.	469,542	539,583
*Sinon Corp.	556,510	224,919
*Sintek Photronics Corp.	1,271,130	912,840
Sinyi Realty, Inc.	317,474	601,944

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Sitronix Technology Corp.	57,000	$100,977
*Siward Crystal Technology Co., Ltd.	201,013	87,263
*Solomon Technology Corp.	281,138	115,510
*Sonix Technology Co., Ltd.	94,000	215,693
*South East Soda Manufacturing Co., Ltd.	279,250	260,506
*Southeast Cement Co., Ltd.	899,700	308,442
*SPI Electronic Co., Ltd.	281,556	344,199
*Springsoft, Inc.	123,000	129,949
*Standard Chemical & Pharmaceutical Co., Ltd.	212,685	170,946
*Standard Foods Taiwan, Ltd.	533,655	665,470
*Star Travel Taiwan Co., Ltd.	194,785	155,908
*Stark Technology, Inc.	226,860	191,340
*Sunonwealth Electric Machine Industry Co., Ltd.	339,486	282,183
*Sunplus Technology Co., Ltd.	397,000	371,163
Sunrex Technology Corp.	612,736	649,144
*Syscom Computer Engineering Co.	30,000	14,053
*Sysware Systex Corp.	261,388	349,400
*T JOIN Transportation Co., Ltd.	802,000	525,267
*Ta Chen Stainless Pipe Co., Ltd.	30,197	22,171
*Ta Chong Bank, Ltd.	3,172,212	609,561
*Ta Ya Electric Wire & Cable Co., Ltd.	884,858	220,431
*Ta Yih Industrial Co., Ltd.	194,000	223,688
*Tah Hsin Industrial Corp.	447,000	309,640
*Ta-I Technology Co., Ltd.	241,946	297,111
*Taichung Commercial Bank	2,300,841	568,280
*Tainan Enterprises Co., Ltd.	263,370	265,890
*Tainan Spinning Co., Ltd.	2,480,000	922,895
*Taisun Enterprise Co., Ltd.	542,000	200,010
*Taita Chemical Co., Ltd.	452,170	177,563
Taiwan Acceptance Corp.	229,480	241,193
*Taiwan Business Bank	821,000	211,782
*Taiwan Cogeneration Corp.	355,000	179,227
*Taiwan Fire & Marine Insurance Co., Ltd.	529,602	417,853
*Taiwan Flourescent Lamp Co., Ltd.	176,000	16,418
*Taiwan Hon Chuan Enterprise Co., Ltd.	337,311	548,760
*Taiwan Kai Yih Industrial Co., Ltd.	242,396	216,034
*Taiwan Kolin Co., Ltd.	1,356,000	—
*Taiwan Life Insurance Co., Ltd.	720,816	879,364
Taiwan Line Tek Electronic Co., Ltd.	77,214	134,225
*Taiwan Mask Corp.	528,720	200,497
*Taiwan Nano Electro-Optical Technology Co., Ltd.	29,000	21,019
Taiwan Navigation Co., Ltd.	557,777	708,803
*Taiwan Paiho Co., Ltd.	438,253	335,382
*Taiwan Pulp & Paper Corp.	618,000	191,059
*Taiwan Sakura Corp.	423,437	188,532
Taiwan Secom Co., Ltd.	710,332	1,138,121
*Taiwan Sogo Shinkong Security Co., Ltd.	538,278	369,233
*Taiwan Styrene Monomer Corp.	987,303	548,048
*Taiwan Tea Corp.	825,739	467,149
*Taiyen Biotech Co., Ltd.	438,000	259,703
*Teco Electric & Machinery Co., Ltd.	354,000	142,660
*Tecom, Ltd.	447,114	170,652
Ten Ren Tea Co., Ltd.	123,980	138,523
*Test Research, Inc.	78,000	85,160
*Test-Rite International Co., Ltd.	794,438	436,372
Thinking Electronic Industrial Co., Ltd.	184,204	298,022
*Thye Ming Industrial Co., Ltd.	267,015	338,894
*Ton Yi Industrial Corp.	2,487,280	906,294
*Tong Hsing Electronic Industries, Ltd.	33,000	114,812
Tong Yang Industry Co., Ltd.	30,000	44,810
*Topco Scientific Co., Ltd.	34,000	44,604

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Tsann Kuen Enterprise Co., Ltd.	129,857	$210,424
TSRC Corp.	397,000	471,873
TTET Union Corp.	264,000	301,532
*Tung Ho Steel Enterprise Corp.	18,000	20,030
*Twinhead International Corp.	500	78
*TYC Brother Industrial Co., Ltd.	506,910	344,755
*Tycoons Group Enterprise Co., Ltd.	719,000	166,742
*Tyntek Corp.	478,621	397,580
*Tze Shin International Co., Ltd.	329,558	134,741
*Uniform Industrial Corp.	88,823	65,671
*Unimicron Technology Corp.	313,372	379,101
*Union Bank of Taiwan	3,105,488	572,647
*Union Insurance Co., Ltd.	61,224	48,758
*Unitech Electronics Co., Ltd.	250,804	143,138
*Unitech Printed Circuit Board Corp.	660,303	233,183
*United Integration Service Co., Ltd.	446,439	399,871
*Unity Opto Technology Co., Ltd.	130,000	207,944
*Universal Cement Corp.	944,191	476,349
*Universal Scientific Industrial Co., Ltd.	1,735,843	1,121,931
*Universal, Inc.	126,690	90,667
*UPC Technology Corp.	1,364,071	703,294
*USI Corp.	1,203,000	737,582
*Ve Wong Corp.	326,550	248,341
*Veutron Corp.	145,000	15,248
*Visual Photonics Epitacy Co., Ltd.	194,266	429,063
*Wah Lee Industrial Corp.	99,000	125,769
*Walsin Lihwa Corp.	150,000	50,953
*Walsin Technology Corp., Ltd.	1,100,544	549,608
*Wan Hwa Enterprise Co., Ltd.	484,100	260,047
*Waterland Financial Holdings	3,648,021	1,152,966
*Wei Chih Steel Industrial Co., Ltd.	433,000	131,842
*Wei Chuan Food Corp.	737,000	785,909
*Weikeng Industrial Co., Ltd.	36,000	21,300
*Weltrend Semiconductor, Inc.	374,833	304,655
*Winbond Electronics Corp.	1,088,000	265,609
*Wintek Corp.	663,000	513,236
*Wistron NeWeb Corp.	313,202	495,534
WPG Holdings Co., Ltd.	244,904	378,109
*WT Microelectronics Co., Ltd.	28,000	20,536
*Yageo Corp.	4,968,000	1,722,265
*Yeung Cyang Industrial Co., Ltd.	509,170	396,628
*Yieh Phui Enterprise Co., Ltd.	2,488,569	949,591
*Yosun Industrial Corp.	543,269	515,798
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	1,121,980
*Yulon Nissan Motor Co., Ltd.	157,000	303,288
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	347,726
Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	422,944
*Yung Tay Engineering Co., Ltd.	729,000	528,885
*Zenitron Corp.	36,000	24,093
*Zig Sheng Industrial Co., Ltd.	809,759	302,938
Zinwell Corp.	452,586	912,405
*Zippy Technology Corp.	217,948	161,865
*Zyxel Communication Corp.	974,430	780,527

TOTAL TAIWAN		149,003,505

THAILAND — (2.3%)
*ACL Bank PCL (Foreign)	121,000	39,732
Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	128,784
Amata Corp. PCL (Foreign)	1,818,700	367,082
*Apex Development PCL (Foreign)	3,536	2,294
Asian Property Development PCL (Foreign) NVDR	2,158,000	318,548

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Bangchak Petroleum PCL (Foreign)	914,300	$391,115
Bangkok Aviation Fuel Services PCL (Foreign)	854,917	203,460
Bangkok Chain Hospital PCL (Foreign)	2,918,125	448,334
Bangkok Dusit Medical Services PCL (Foreign)	918,500	661,309
*Bangkok Expressway PCL (Foreign)	1,170,400	708,692
*Bangkok First Investment & Trust PCL (Foreign)	681,700	78,448
Bangkok Insurance PCL (Foreign)	84,734	612,627
*Bangkok Land PCL (Foreign) NVDR	21,859,870	342,435
*Bangkok Metro PCL (Foreign)	296,600	6,523
*Bangkok Rubber PCL (Foreign)	14,600	1,091
Big C Supercenter PCL (Foreign)	122,900	151,797
Bumrungrad Hospital PCL (Foreign)	535,200	459,503
*Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	356,659
*Central Paper Industry PCL (Foreign)	20	1,265
*Central Plaza Hotel PCL (Foreign)	991,100	116,442
Ch. Karnchang PCL (Foreign)	1,018,100	161,019
*Charoong Thai Wire & Cable PCL (Foreign)	452,700	73,643
*Country Group Securities PCL (Foreign)	3,412,579	117,197
*Delta Electronics (Thailand) PCL (Foreign)	867,000	457,072
Dynasty Ceramic PCL (Foreign)	777,200	719,955
*Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	282,255
Electricity Generating PCL (Foreign)	7,800	18,563
*Erawan Group PCL (Foreign)	4,046,270	285,232
*G J Steel PCL (Foreign)	20,687,500	112,178
*G Steel PCL (Foreign)	780,000	8,224
*GFPT Public Co., Ltd. PCL(Foreign)	75,100	92,192
GMM Grammy PCL (Foreign)	928,000	380,202
*Hana Microelectronics PCL (Foreign)	1,281,796	810,897
*Hermraj Land & Development PCL (Foreign)	6,110,100	139,891
Home Product Center PCL (Foreign)	6,381,093	791,990
*ICC International PCL (Foreign)	204,600	240,380
Indorama Polymers PCL (Foreign)	833,100	227,129
*Italian-Thai Development PCL (Foreign) NVDR	2,664,530	219,937
*ITV PCL (Foreign)	2,785,600	88,112
*Jasmine International PCL (Foreign)	2,110,700	29,885
Khon Kaen Sugar Industry PCL (Foreign)	1,119,800	485,770
Kiatnakin Bank PCL (Foreign) NVDR	764,800	555,255
Kim Eng Securities Thailand PCL (Foreign)	367,600	112,954
*Krungthai Card PCL (Foreign)	425,800	160,340
L.P.N. Development PCL (Foreign)	761,300	151,366
*Laguna Resorts & Hotels PCL (Foreign)	80,500	97,003
Lanna Resources PCL (Foreign)	548,800	239,723
*Loxley PCL (Foreign)	3,228,020	198,378
Major Cineplex Group PCL (Foreign)	1,494,300	391,638
*MBK Development PCL (Foreign)	330,900	720,215
MCOT PCL (Foreign)	1,092,200	750,178
Minor International PCL (Foreign)	3	1
*Muang Thai Insurance PCL (Foreign)	19,588	31,275
Muramoto Electronic (Thailand) PCL (Foreign)	14,000	69,167
*Nation Multimedia Group PCL (Foreign)	106,259	17,526
Padaeng Industry PCL (Foreign) NVDR	504,700	256,949
Patum Rice Mill & Granary PCL (Foreign)	5,500	8,781
*Polyplex PCL (Foreign)	1,057,800	197,571
Precious Shipping PCL (Foreign)	677,900	383,929
*Preuksa Real Estate PCL (Foreign)	1,632,400	796,652
Property Perfect PCL (Foreign)	1,745,800	188,280
*Quality Houses PCL (Foreign)	11,876,300	794,258
*Regional Container Lines PCL (Foreign)	1,112,300	321,677
Robinson Department Store PCL (Foreign)	1,875,025	581,797
*Rojana Industrial Park PCL (Foreign)	1,122,800	302,728
*Saha Pathana Inter-Holding PCL (Foreign)	350,000	181,353

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Saha-Union PCL (Foreign)	538,400	$317,898
*Sahaviriya Steel Industries PCL (Foreign)	23,578,500	795,539
Samart Corporation PCL (Foreign)	1,676,200	280,250
Samart I-Mobile PCL (Foreign)	8,442,100	445,057
*Sansiri PCL (Foreign)	2,621,166	344,277
SC Asset Corp. PCL (Foreign)	580,100	188,736
SE-Education PCL (Foreign)	138,900	33,056
Serm Suk PCL (Foreign)	10,000	4,730
*Shinawatra Satellite PCL (Foreign)	615,700	125,199
*Siam Future Development PCL (Foreign)	440,000	41,356
Siam Makro PCL (Foreign)	355,600	931,984
*Siamgas & Petrochemicals PCL (Foreign)	216,700	49,613
*Sino-Thai Engineering & Construction PCL (Foreign)	796,700	127,203
*Sri Trang Agro Industry PCL (Foreign)	370,998	290,584
STP & I Public Co., Ltd. PCL (Foreign)	65,000	25,847
*Supalai PCL (Foreign)	2,640,533	477,277
*Tata Steel (Thailand) PCL (Foreign)	8,945,300	487,754
Thai Carbon Black PCL (Foreign)	87,900	51,901
*Thai Plastic & Chemicals PCL (Foreign)	1,357,900	736,322
Thai Reinsurance PCL (Foreign)	1,484,700	281,778
*Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	438,211
*Thai Union Frozen Products PCL (Foreign)	690,200	686,146
Thai Vegetable Oil PCL (Foreign)	1,087,875	553,851
*Thai Wacoal PCL (Foreign)	78,000	88,116
*Thanachart Capital PCL (Foreign)	2,034,100	1,188,780
*Thoresen Thai Agencies PCL (Foreign)	514,100	410,413
*Ticon Industrial Connection PCL (Foreign)	1,026,600	272,152
*Tipco Asphalt PCL (Foreign)	306,190	343,593
TIPCO Foods (Thailand) PCL (Foreign)	642,282	85,908
*Tisco Financial Group PCL (Foreign)	655,900	434,698
*TPI Polene PCL (Foreign)	1,094,760	275,380
*True Corp. PCL (Foreign)	5,686,000	503,595
*Tycoons Worldwide Group PCL (Foreign)	804,700	120,723
Univanich Palm Oil PCL (Foreign)	30,000	71,848
*Univentures PCL (Foreign)	1,801,100	121,538
Vanachai Group PCL (Foreign)	2,463,066	167,692
*Vinythai PCL (Foreign)	2,273,034	448,512

TOTAL THAILAND		30,894,374

TURKEY — (2.9%)
*Acibadem Saglik Hizmetleri ve Ticares A.S.	—	3
*Adana Cimento Sanayi Ticaret A.S.	633,056	229,784
*Adana Cimento T.A.S.	84,108	297,600
*Afyon Cimento Sanayi T.A.S.	1,584	95,246
Afyon Cimento Sanayii Ticaret A.S.	66	28,945
*Akcansa Cimento Sanayi ve Ticaret A.S.	259,502	1,268,545
*Akenerji Elektrik Uretim A.S.	80,193	973,204
*Aksa Akrilik Kimya Sanayii A.S.	142,045	238,349
*Aksigorta A.S.	294,017	362,979
*Aktas Elektrik Ticaret A.S.	370	37,080
*Alarko Holding A.S.	129,551	360,552
*Albaraka Turk Katilim Bankasi AS	413,352	668,055
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	60,001	143,782
*Alternatifbank A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	1	3
*Anadolu Anonim Turk Sigorta Sirketi A.S.	522,746	521,547
*Anadolu Cam Sanayii A.S.	472,758	670,752
Anadolu Hayat Sigorta A.S.	84,165	275,003
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	4
*Arcelik A.S.	140,494	555,457
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	55,044	471,271

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Ayen Enerji A.S.	133,075	$250,159
*Aygaz A.S.	216,147	942,370
*Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	563,905
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,502	512,580
*Bati Anabolu Cimento A.S.	98,558	462,817
*Bati Soeke Cimento Sanayi A.S.	1	1
*Bolu Cimento Sanayii A.S.	239,226	311,851
*Borusan Mannesmann Boru Sanayi A.S.	29,797	275,394
*Boyner Buyuk Magazacilik A.S.	189,233	198,800
Bursa Cimento Fabrikasi A.S.	173,040	633,327
Celebi Hava Servisi A.S.	36,194	424,605
*Cimsa Cimento Sanayi ve Ticaret A.S.	219,659	1,160,026
*Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*Deva Holding A.S.	115,512	290,879
*Dogan Gazetecilik A.S.	98,158	234,435
*Dogan Yayin Holding A.S.	410,154	415,705
*Dogus Otomotiv Servis ve Ticaret A.S.	245,043	875,898
*Ege Plstik Ticaret ve Sanayi A.S.	1	—
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	865,147	1,632,553
*Finans Fin Kirala T.A.S.	72,599	107,606
*Fortis Bank A.S.	1	1
*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	1,472	162,781
*Global Yatirim Holding A.S.	388,675	211,415
*Goldas Kuyumculuk Sanayi A.S.	49,862	41,026
*Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	271,295
*Goodyear Lastikleri T.A.S.	21,850	203,586
*GSD Holding A.S.	427,556	262,305
*Gubre Fabrikalari Ticaret A.S.	30,478	196,149
*Gunes Sigorta A.S.	143,245	230,794
*Haci Omer Sabanci Holding A.S.	210,518	907,195
*Hektas Ticaret T.A.S.	16,327	10,415
*Hurriyet Gazetecilik ve Matbaacilik A.S.	516,032	651,612
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	305,120	242,900
*Ihlas Holding A.S.	410,855	174,149
*Is Yatirim Menkul Degerler A.S.	22,500	46,603
*Izmir Demir Celik Sanayii A.S.	137,998	208,824
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	837,370	461,326
*Karton Sanayi ve Ticaret A.S.	980	69,668
*Konya Cimento Sanayii A.S.	4,921	314,213
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	156,178	280,432
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	158,000	544,171
*Mardin Cimento Sanayii ve Ticaret A.S.	201,608	984,345
*Marshall Boya ve Vernik Sanayii A.S.	1	8
*Medya Holdings A.S.	15,849	—
*Mudurnu Tavukculuk A.S.	1,740	523
*Nergis Holding A.S.	1,784	4,410
*Net Holding A.S.	550,177	231,720
*Net Turizm Ticaret ve Sanayi A.S.	153,223	124,613
*Nortel Networks Netas Telekomuenikasyon A.S.	13,916	538,494
Otobus Karoseri Sanayi A.S.	39,067	450,013
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	58,000	115,912
*Petkim Petrokimya Holding A.S.	172,124	1,028,465
*Pinar Entegre Et ve Un Sanayi A.S.	29,000	94,634
*Pinar Sut Mamulleri Sanayii A.S.	120,270	596,434
*Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,441
*Reysas Logistics T.A.S.	62,983	175,388
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	86,251	172,606
*Sekerbank T.A.S.	241,845	414,332
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	353,435	741,276
*Tat Konserve Sanayii A.S.	144,018	309,939
*TAV Havalimanlari Holding A.S.	252,461	1,034,442

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Tekfen Holding A.S.	311,586	$1,160,039
*Tekstil Bankasi A.S.	181,377	132,690
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	94,425	129,328
*Tofas Turk Otomobil Fabrikasi A.S.	306,405	1,152,864
*Trakya Cam Sanayii A.S.	351,036	473,089
*Turcas Petrol A.S.	144,981	513,496
*Turk Demir Dokum Fabrikalari A.S.	1	3
*Turk Ekonomi Bankasi A.S.	528,459	887,702
*Turk Hava Yollari A.S.	528,355	1,926,457
*Turk Sise ve Cam Fabrikalari A.S.	700,972	905,865
*Turk Traktor ve Ziraat Makineleri A.S.	23,530	142,954
*Turkiye Sinai Kalkinma Bankasi A.S.	543,470	687,976
*Ulker Biskuvi Sanayi A.S.	142,520	367,967
*Uzel Makina Sanayii A.S.	172,635	89,965
*Vakif Finansal Kiralama A.S.	1	3
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	64,926	163,508
*Vestel Elektronik Sanayi ve Ticaret A.S.	190,016	341,981
Yapi Kredi Sigorta A.S.	102,412	908,464
*Zorlu Enerji Elektrik Uretim A.S.	185,560	401,735

TOTAL TURKEY		39,387,014

TOTAL COMMON STOCKS		1,178,492,948

PREFERRED STOCKS — (4.4%)
BRAZIL — (4.4%)
*Banco Alfa de Investimento SA	3,200	11,985
Banco Mercantil do Brasil SA	6,500	40,000
*Bardella SA Industrias Mecanicas	1,100	83,798
#*Braskem SA Preferred A Sponsored ADR	301,000	4,186,910
Centrais Electricas de Santa Catarina SA	57,900	1,118,069
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	2,535,360
*Companhia de Tecidos Norte de Minas	144,942	432,135
Companhia Energetica do Ceara Coelce Series A	63,400	1,001,619
Companhia Paranaense de Energia-Copel Series B	171,200	3,500,291
#Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	321,530
Confab Industrial SA	483,613	1,267,400
Contax Participacoes SA	70,800	931,480
Eletropaulo Metropolita SA Preferred A	184,200	3,371,300
*Empressa Metropolitanade Aguas e Energia SA	24,000	176,849
Energisa SA	138,800	165,676
Forjas Taurus SA	181,082	576,388
Fras-Le SA	20,200	44,258
*Gol Linhas Aereas Inteligentes SA	91,900	1,126,202
*Industria de Bebidas Antarctica Polar SA	23,000	32,029
*Inepar Industria e Construcoes SA	81,830	341,212
Klabin SA	1,412,700	3,657,282
Lojas Americanas SA	488,403	3,427,889
Mahle-Metal Leve SA Industria e Comercio	28,666	380,034
*Mangels Industrial SA	14,600	96,817
Marcopolo SA	335,800	1,352,107
*Net Servicos de Comunicacao SA	400,902	4,636,426
#Net Servicos de Comunicacao SA Preferred ADR	176,445	2,087,344
*Paranapanema SA	269,523	949,407
Randon e Participacoes SA	213,000	1,728,859
Rasip Agro-Pastoril SA	51,000	13,257
Sao Paulo Alpargatas SA	24,300	1,567,576
Saraiva SA Livreiros Editores	54,100	990,159
*Sharp SA Equipamentos Eletronicos	30,200,000	320
Suzano Papel e Celullose SA	390,634	4,208,900
*Ultrapar Participacoes SA	208,040	9,149,345
*Uniao de Industrias Petroquimicas SA Series B	1,321,579	729,147
Vivo Participacoes SA	75,886	2,153,393

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Whirlpool SA	301,516	$567,843

TOTAL BRAZIL		58,960,596

INDIA — (0.0%)
*Ispat Industries, Ltd.	620,622	41,473

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	176,957	10,894
*Malayan United Industries Berhad A2	176,957	9,857

TOTAL MALAYSIA		20,751

TOTAL PREFERRED STOCKS		59,022,820

RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*Cia General de Electricidad SA Rights 12/16/09	2,413	5

INDONESIA — (0.0%)
*PT AKR Corporindo Tbk Rights 02/10/10	313,200	10,719
*PT Energi Mega Persada Tbk Rights 02/08/10	38,612,727	8,259

TOTAL INDONESIA		18,978

MALAYSIA — (0.0%)
*Hunza Properties Berhad Rights 02/19/10	133,860	20,995
*KPJ Healthcare Berhad Warrants 01/10/15	204,812	74,455
*Malaysian Resources Corp. Berhad Rights 02/19/10	1,148,883	97,677
*Media Prima Berhad Warrants 12/31/14	51,673	7,575
*OSK Holdings Berhad Warrants 09/30/12	1,696	57

TOTAL MALAYSIA		200,759

MEXICO — (0.0%)
*Financiera Independencia S.A.B de C.V. Rights 02/05/10	1,940	185

TAIWAN — (0.0%)
*Leader Electronics, Inc. Rights 2/3/10	3,836	270
*Lotes Co., Ltd. Rights 02/06/10	997	1,248
*Shih Wei Navigation Co., Ltd. Rights 03/01/10	3,599	394

TOTAL TAIWAN		1,912

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	8,472,752	28,077
*Bangkokland PCL (Foreign) Warrants 01/07/10	217,333	65
*Sansiri PCL (Foreign) Warrants 01/20/15	1,310,583	—

TOTAL THAILAND		28,142

TOTAL RIGHTS/WARRANTS		249,981

	Face Amount	Value†

	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $2,965,000 FNMA 5.00%, 08/25/18, valued at $2,153,839) to be repurchased at $2,121,034	$2,121	2,121,000

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares/ Face Amount	Value†

	(000)
SECURITIES LENDING COLLATERAL — (8.1%)
§@DFA Short Term Investment Fund LP	103,974,834	$103,974,834
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $5,276,959) to be repurchased at $5,173,541	$5,173	5,173,489

TOTAL SECURITIES LENDING COLLATERAL		109,148,323

TOTAL INVESTMENTS — (100.0%) (Cost $1,017,983,498)##		$1,349,035,072

Summary of inputs used to value the Series’ net assets as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	$1	—	$1
Brazil	$96,803,462	7,557	—	96,811,019
Chile	31,125,290	—	—	31,125,290
China	337,173	144,633,582	—	144,970,755
Hungary	—	3,282,349	—	3,282,349
India	1,204,124	156,354,260	—	157,558,384
Indonesia	1,047,233	40,102,465	—	41,149,698
Israel	282,397	32,931,644	—	33,214,041
Malaysia	823,217	69,049,747	—	69,872,964
Mexico	73,114,082	517,448	—	73,631,530
Philippines	31,887	18,104,724	—	18,136,611
Poland	—	32,448,320	—	32,448,320
South Africa	197,270	120,346,890	—	120,544,160
South Korea	770,435	135,692,498	—	136,462,933
Taiwan	65	149,003,440	—	149,003,505
Thailand	30,801,612	92,762	—	30,894,374
Turkey	1,783,381	37,603,633	—	39,387,014
Preferred Stocks
Brazil	58,928,247	32,349	—	58,960,596
India	—	41,473	—	41,473
Malaysia	20,751	—	—	20,751
Rights/Warrants
Chile	5	—	—	5
Indonesia	8,259	10,719	—	18,978
Malaysia	82,087	118,672	—	200,759
Mexico	—	185	—	185
Taiwan	—	1,912	—	1,912
Thailand	28,142	—	—	28,142
Temporary Cash Investments	—	2,121,000	—	2,121,000
Securities Lending Collateral	—	109,148,323	—	109,148,323

TOTAL	$297,389,119	$1,051,645,953	—	$1,349,035,072

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (93.3%)
Consumer Discretionary — (17.1%)
#*99 Cents Only Stores	8,630	$112,535
*AC Moore Arts & Crafts, Inc.	25,417	71,168
Acme United Corp.	1,030	9,167
*Aldila, Inc.	6,471	27,178
*Alloy, Inc.	19,256	148,656
#American Greetings Corp. Class A	73,700	1,361,976
*America’s Car-Mart, Inc.	2,770	65,178
#*AnnTaylor Stores Corp.	14,100	177,096
*ante4, Inc.	1,185	1,114
#*Arctic Cat, Inc.	21,666	181,561
*Asbury Automotive Group, Inc.	37,779	418,214
*Ascent Media Corp.	162	4,175
*Audiovox Corp. Class A	23,289	154,872
#*AutoNation, Inc.	285,676	5,142,168
*Ballantyne Strong, Inc.	9,932	33,074
#Barnes & Noble, Inc.	38,682	676,161
*Beasley Broadcast Group, Inc.	9,802	35,189
*Beazer Homes USA, Inc.	36,700	143,130
bebe stores, inc.	1,900	11,742
*Benihana, Inc.	3,200	15,040
*Bluegreen Corp.	14,775	36,051
Blyth, Inc.	4,825	135,534
Bob Evans Farms, Inc.	52,387	1,462,121
Bon-Ton Stores, Inc. (The)	14,849	129,929
Books-A-Million, Inc.	27,100	172,627
*Boyd Gaming Corp.	20,700	161,460
#*Brookfield Homes Corp.	39,865	289,420
Brown Shoe Co., Inc.	74,175	908,644
Brunswick Corp.	112,200	1,203,906
*Build-A-Bear-Workshop, Inc.	30,090	143,529
#*Cabela’s, Inc.	109,175	1,759,901
*Cache, Inc.	19,900	83,580
*California Coastal Communities, Inc.	809	1,133
Callaway Golf Co.	91,170	680,128
*Canterbury Park Holding Corp.	2,755	19,643
*Carmike Cinemas, Inc.	8,543	61,766
*Carnival Corp.	688,708	22,954,638
*Carriage Services, Inc.	19,056	73,366
*Cavco Industries, Inc.	8,633	309,407
CBS Corp.	22,291	288,668
CBS Corp. Class B	547,066	7,073,563
#*Charming Shoppes, Inc.	106,082	616,336
*Chico’s FAS, Inc.	190,700	2,435,239
Christopher & Banks Corp.	56,231	373,936
Churchill Downs, Inc.	3,137	113,873
Cinemark Holdings, Inc.	35,100	497,718
#*Collective Brands, Inc.	59,190	1,164,859
Comcast Corp. Class A	3,570,978	56,528,582
Comcast Corp. Special Class A	1,432,185	21,683,281
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	21,520	120,942
#Cooper Tire & Rubber Co.	147,627	2,514,088
#*Core-Mark Holding Co., Inc.	24,894	742,339
*Craftmade International, Inc.	2,799	8,397
CSS Industries, Inc.	16,392	284,073
*Culp, Inc.	21,913	285,088
*Cybex International, Inc.	29,933	37,416
#D.R. Horton, Inc.	121,320	1,430,363

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*dELiA*s, Inc.	22,143	$39,415
*Delta Apparel, Inc.	7,832	99,623
*Destination Maternity Corp.	11,225	273,104
Dillard’s, Inc.	120,300	1,992,168
#*DineEquity, Inc.	46,083	1,047,927
#*DIRECTV Class A	321,941	9,770,909
#*Discovery Communications, Inc. (25470F104)	40,480	1,200,637
#*Discovery Communications, Inc. (25470F203)	3,937	114,370
*Discovery Communications, Inc. (25470F302)	163,880	4,303,489
Disney (Walt) Co.	1,135,556	33,555,680
*Dixie Group, Inc.	11,800	28,143
*Dorman Products, Inc.	14,657	226,451
Dover Motorsports, Inc.	15,200	34,048
*Dress Barn, Inc. (The)	799	18,808
*Drew Industries, Inc.	57,500	1,069,500
#*DSW, Inc.	2,000	48,200
*Duckwall-ALCO Stores, Inc.	700	8,624
Educational Development Corp.	1,900	11,400
*Ethan Allen Interiors, Inc.	20,500	297,045
*Exide Technologies	12,623	97,576
#*Federal Mogul Corp.	24,703	404,635
Finish Line, Inc. Class A	73,309	812,997
*Fisher Communications, Inc.	13,612	175,050
*Flanigan’s Enterprises, Inc.	865	5,320
Flexsteel Industries, Inc.	1,719	20,061
#Foot Locker, Inc.	177,119	1,999,674
Fortune Brands, Inc.	149,626	6,219,953
FortuNet, Inc.	700	1,568
*Franklin Electronic Publishers, Inc.	4,850	12,028
#Fred’s, Inc.	41,937	420,628
Frisch’s Restaurants, Inc.	600	14,370
*Full House Resorts, Inc.	700	1,988
*Furniture Brands International, Inc.	66,063	340,885
*GameTech International, Inc.	2,360	3,776
Gaming Partners International Corp.	500	2,830
*Gander Mountain Co.	42,828	224,847
Gannett Co., Inc.	31,300	505,495
#*Gaylord Entertainment Co.	43,182	830,822
*Genesco, Inc.	51,445	1,213,073
*G-III Apparel Group, Ltd.	19,700	342,977
*Great Wolf Resorts, Inc.	34,400	79,464
#*Group 1 Automotive, Inc.	63,000	1,827,000
#Harte-Hanks, Inc.	6,300	66,528
*Hastings Entertainment, Inc.	1,572	6,540
#Haverty Furniture Cos., Inc.	38,589	475,802
*Heelys, Inc.	24,120	50,170
*Helen of Troy, Ltd.	64,389	1,517,649
*Hollywood Media Corp.	28,505	38,197
Hooker Furniture Corp.	5,459	69,384
#*Hot Topic, Inc.	1,540	8,855
*HSN, Inc.	60,525	1,158,448
*Iconix Brand Group, Inc.	95,450	1,204,579
*Isle of Capri Casinos, Inc.	15,000	120,750
*J. Alexander’s Corp.	9,296	31,142
J.C. Penney Co., Inc.	195,699	4,859,206
*JAKKS Pacific, Inc.	15,024	165,264
Jarden Corp.	108,050	3,293,364
*Jo-Ann Stores, Inc.	45,950	1,609,169
Johnson Controls, Inc.	3,600	100,188
*Johnson Outdoors, Inc.	12,128	128,678
Jones Apparel Group, Inc.	83,715	1,208,845

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Kenneth Cole Productions, Inc. Class A	12,374	$126,710
*Kid Brands, Inc.	24,276	121,137
KSW, Inc.	446	1,753
#*K-Swiss, Inc. Class A	14,508	131,733
Lacrosse Footwear, Inc.	495	6,722
*Lakeland Industries, Inc.	11,757	99,112
*Lakes Entertainment, Inc.	23,964	59,670
#*Landry’s Restaurants, Inc.	23,900	495,686
•*Lazare Kaplan International, Inc.	12,780	31,950
Lennar Corp. Class A	160,800	2,469,888
#*Liberty Global, Inc. Class A	68,111	1,728,657
*Liberty Global, Inc. Series C	64,637	1,619,803
*Liberty Media Corp. Capital Class A	217,289	5,625,612
*Liberty Media Corp. Capital Class B	6,066	158,141
*Liberty Media Corp. Interactive Class A	882,463	9,159,966
*Liberty Media Corp. Interactive Class B	35,506	371,393
*Liberty Media Corp. Series A	11,355	532,549
*Liberty Media-Starz Corp. Series B	1,718	80,901
#*Life Time Fitness, Inc.	27,800	665,810
*Lifetime Brands, Inc.	17,158	136,749
*Lithia Motors, Inc.	37,982	296,260
#*Live Nation Entertainment, Inc.	130,962	1,502,134
#*Liz Claiborne, Inc.	3,900	18,993
*Lodgian, Inc.	21,628	53,205
*Luby’s, Inc.	45,323	155,458
*M/I Homes, Inc.	37,930	391,438
*Mac-Gray Corp.	13,247	118,693
Macy’s, Inc.	233,092	3,713,156
Marcus Corp.	12,132	135,636
*MarineMax, Inc.	24,377	220,124
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	129,938
*Media General, Inc.	27,100	220,865
#Men’s Wearhouse, Inc. (The)	82,560	1,663,584
Meredith Corp.	45,883	1,421,455
#*Meritage Homes Corp.	38,859	870,053
#*Modine Manufacturing Co.	42,200	401,322
#*Mohawk Industries, Inc.	98,740	4,088,823
*Morton’s Restaurant Group, Inc.	16,226	62,146
#Movado Group, Inc.	30,500	333,365
*MTR Gaming Group, Inc.	27,298	48,317
*Multimedia Games, Inc.	34,039	167,812
*Nautilus, Inc.	24,965	62,662
*New Frontier Media, Inc.	22,735	47,971
*New York & Co., Inc.	48,901	176,044
News Corp. Class A	1,864,745	23,514,434
#News Corp. Class B	855,872	12,564,201
*O’Charley’s, Inc.	24,586	181,936
*Office Depot, Inc.	102,210	580,553
*OfficeMax, Inc.	5,000	64,850
*Orbitz Worldwide, Inc.	41,101	252,360
#*Orient-Express Hotels, Ltd.	69,948	682,692
#*Orleans Homebuilders, Inc.	20,871	30,472
#*Outdoor Channel Holdings, Inc.	40,604	205,050
Oxford Industries, Inc.	34,709	619,209
*Palm Harbor Homes, Inc.	1,973	4,045
#*Penske Automotive Group, Inc.	61,906	870,398
Pep Boys—Manny, Moe & Jack (The)	81,600	681,360
*Perry Ellis International, Inc.	28,161	451,421
Phillips-Van Heusen Corp.	65,540	2,575,067
*Pinnacle Entertainment, Inc.	94,530	771,365
*Pulte Homes, Inc.	32,390	340,743

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Quiksilver, Inc.	400	$808
*RC2 Corp.	9,483	136,271
*Red Lion Hotels Corp.	28,076	166,491
*Red Robin Gourmet Burgers, Inc.	41,775	769,913
#Regis Corp.	55,200	879,336
*Rent-A-Center, Inc.	40,770	815,400
*Retail Ventures, Inc.	80,824	669,223
*Rex Stores Corp.	4,050	61,155
RG Barry Corp.	700	6,195
*Rick’s Cabaret International, Inc.	9,575	106,666
#*Rocky Brands, Inc.	10,229	87,867
#*Royal Caribbean Cruises, Ltd.	322,500	8,414,025
*Rubio’s Restaurants, Inc.	11,908	92,287
*Ruby Tuesday, Inc.	17,500	120,925
*Saga Communications, Inc.	6,520	85,412
#*Saks, Inc.	44,800	288,512
*Salem Communications Corp.	5,831	31,196
Scholastic Corp.	38,300	1,145,170
#*Sears Holdings Corp.	137,330	12,810,142
Service Corp. International	262,871	2,016,221
*Shiloh Industries, Inc.	25,710	115,695
*Shoe Carnival, Inc.	31,193	569,896
*Sinclair Broadcast Group, Inc. Class A	99,274	501,334
*Skechers U.S.A., Inc. Class A	49,610	1,392,057
Skyline Corp.	5,123	93,802
Spartan Motors, Inc.	10,400	62,400
Speedway Motorsports, Inc.	71,217	1,183,627
*Sport Chalet, Inc. Class A	875	1,662
#*Sport Chalet, Inc. Class B	400	868
Sport Supply Group, Inc.	22,269	264,778
Stage Stores, Inc.	60,550	782,306
*Standard Motor Products, Inc.	26,500	207,760
*Standard Pacific Corp.	95,294	345,917
*Stanley Furniture, Inc.	12,564	122,499
#*Steak n Shake Co. (The)	3,445	1,106,672
*Steinway Musical Instruments, Inc.	6,946	113,220
Stewart Enterprises, Inc.	65,424	331,700
*Stoneridge, Inc.	17,667	123,316
*Strattec Security Corp.	5,556	110,342
Superior Industries International, Inc.	38,400	564,864
*Syms Corp.	5,500	43,010
Systemax, Inc.	7,773	136,261
*Tandy Brands Accessories, Inc.	10,432	30,774
*Tandy Leather Factory, Inc.	500	1,850
*Timberland Co. Class A	3,300	56,760
Time Warner Cable, Inc.	693,942	30,248,932
Time Warner, Inc.	1,534,860	42,131,907
#*Toll Brothers, Inc.	204,699	3,780,791
*Trans World Entertainment Corp.	5,781	7,515
*TRW Automotive Holdings Corp.	153,112	3,526,169
*Tuesday Morning Corp.	100	437
*Unifi, Inc.	163,482	546,030
UniFirst Corp.	14,500	728,480
#*Vail Resorts, Inc.	8,370	282,069
*Valassis Communications, Inc.	12,367	258,841
Washington Post Co.	4,880	2,120,946
#*West Marine, Inc.	26,363	221,186
#Whirlpool Corp.	88,001	6,615,915
Williams-Sonoma, Inc.	11,805	224,059
Wyndham Worldwide Corp.	240,716	5,052,629

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Zale Corp.	37,743	$82,280

Total Consumer Discretionary		438,492,578

Consumer Staples — (6.1%)
Andersons, Inc. (The)	9,900	267,102
Archer-Daniels-Midland Co.	583,912	17,488,164
B&G Foods, Inc.	62,773	563,702
Bunge, Ltd.	101,700	5,978,943
*Cagle’s, Inc. Class A	600	2,634
CCA Industries, Inc.	8,323	46,026
*Central European Distribution Corp.	50,392	1,615,064
*Central Garden & Pet Co.	37,832	360,917
*Central Garden & Pet Co. Class A	44,862	394,337
#*Chiquita Brands International, Inc.	70,190	1,029,687
*Constellation Brands, Inc. Class A	161,446	2,596,052
*Constellation Brands, Inc. Class B	12,715	206,619
Corn Products International, Inc.	62,117	1,765,365
*Craft Brewers Alliance, Inc.	2,546	5,983
CVS Caremark Corp.	1,233,769	39,937,103
Del Monte Foods Co.	342,870	3,901,861
Dr Pepper Snapple Group, Inc.	74,494	2,060,504
*Elizabeth Arden, Inc.	22,200	344,544
Farmer Brothers Co.	21,106	362,812
#*Great Atlantic & Pacific Tea Co.	10,300	77,147
Griffin Land & Nurseries, Inc. Class A	1,500	41,445
#*Hain Celestial Group, Inc.	63,205	1,010,648
*Harbinger Group, Inc.	3,064	21,877
*HQ Sustainable Maritime Industries, Inc.	10,070	70,893
Imperial Sugar Co.	8,780	143,904
Ingles Markets, Inc.	9,998	141,572
Inter Parfums, Inc.	3,525	46,918
J.M. Smucker Co.	89,743	5,390,862
Kraft Foods, Inc.	1,434,254	39,671,466
Mannatech, Inc.	13,238	40,111
*MGP Ingredients, Inc.	7,785	51,147
Molson Coors Brewing Co.	190,750	8,011,500
Molson Coors Brewing Co. Class A	1,908	78,839
*NBTY, Inc.	70,000	3,117,100
*Nutraceutical International Corp.	20,022	260,086
*Omega Protein Corp.	34,025	146,307
*Pantry, Inc.	14,500	195,315
*Parlux Fragrances, Inc.	556	945
*PC Group, Inc.	118	39
*Physicians Formula Holdings, Inc.	947	2,188
*Prestige Brands Holdings, Inc.	116,810	907,614
#*Ralcorp Holdings, Inc.	32,527	2,010,169
Safeway, Inc.	239,265	5,371,499
*Sanfilippo (John B.) & Son, Inc.	9,100	138,775
*Seneca Foods Corp. Class B	300	8,100
#*Smart Balance, Inc.	28,450	158,182
#*Smithfield Foods, Inc.	154,673	2,329,375
#*SUPERVALU, Inc.	70,609	1,038,658
*Susser Holdings Corp.	9,700	85,554
Tasty Baking Co.	8,988	61,927
Tyson Foods, Inc. Class A	405,030	5,597,515
#Universal Corp.	17,890	812,027
#*Winn-Dixie Stores, Inc.	92,300	934,999

Total Consumer Staples		156,902,122

Energy — (13.1%)
Adams Resources & Energy, Inc.	6,758	141,918

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Allis-Chalmers Energy, Inc.	68,726	$250,850
#Alon USA Energy, Inc.	36,500	261,340
Anadarko Petroleum Corp.	845,068	53,898,437
Apache Corp.	173,929	17,178,967
*Atlas Energy, Inc.	6,800	205,700
*ATP Oil & Gas Corp.	38,800	561,436
*Barnwell Industries, Inc.	5,190	19,774
*Basic Energy Services, Inc.	58,596	550,216
Berry Petroleum Corp. Class A	22,717	615,176
#*Bill Barrett Corp.	15,777	489,087
BJ Services Co.	158,482	3,275,823
*Brigham Exploration Co.	37,193	484,997
*Bristow Group, Inc.	40,500	1,445,850
*Bronco Drilling Co., Inc.	26,439	132,724
Cabot Oil & Gas Corp.	15,905	608,684
*Cal Dive International, Inc.	53,900	379,456
#*Carrizo Oil & Gas, Inc.	4,500	108,000
Chesapeake Energy Corp.	618,000	15,314,040
Chevron Corp.	9,400	677,928
Cimarex Energy Co.	105,300	5,181,813
*Complete Production Services, Inc.	66,527	833,583
ConocoPhillips	1,496,850	71,848,800
*CREDO Petroleum Corp.	700	6,300
*CVR Energy, Inc.	8,500	68,170
Delek US Holdings, Inc.	68,089	475,261
Devon Energy Corp.	93,095	6,228,986
*Double Eagle Petroleum Co.	3,969	17,503
*Encore Acquisition Co.	41,335	1,968,373
*Ensco International P.L.C. Sponsored ADR	82,957	3,237,812
#*Exterran Holdings, Inc.	65,289	1,324,061
General Maritime Corp.	6,600	51,084
*Geokinetics, Inc.	12,504	122,539
*GeoMet, Inc.	50,821	55,395
*GeoResources, Inc.	7,525	96,169
*Global Industries, Ltd.	15,300	106,641
*GulfMark Offshore, Inc.	37,045	909,455
*Harvest Natural Resources, Inc.	32,900	147,721
*Helix Energy Solutions Group, Inc.	93,310	990,019
Helmerich & Payne, Inc.	66,634	2,787,300
*Hercules Offshore, Inc.	83,800	326,820
Hess Corp.	163,341	9,439,476
*HKN, Inc.	17,831	52,245
Holly Corp.	8,300	216,630
#*Hornbeck Offshore Services, Inc.	9,800	210,798
*International Coal Group, Inc.	97,751	348,971
*Key Energy Services, Inc.	51,674	499,688
Lufkin Industries, Inc.	600	38,028
Marathon Oil Corp.	856,737	25,539,330
*Mitcham Industries, Inc.	6,824	50,498
#*Nabors Industries, Ltd.	122,277	2,726,777
National-Oilwell, Inc.	412,212	16,859,471
*Natural Gas Services Group, Inc.	16,360	257,016
#*Newfield Exploration Co.	66,338	3,246,582
*Newpark Resources, Inc.	93,720	373,943
Noble Energy, Inc.	79,491	5,877,565
#*Oil States International, Inc.	49,600	1,827,264
*OMNI Energy Services Corp.	1,000	1,550
#Overseas Shipholding Group, Inc.	31,009	1,383,311
*OYO Geospace Corp.	2,501	93,712
*Parker Drilling Co.	97,200	467,532
#*Patriot Coal Corp.	52,400	811,676

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
#Patterson-UTI Energy, Inc.	120,725	$1,854,336
*Petroleum Development Corp.	9,670	202,683
*PHI, Inc. Non-Voting	23,117	449,857
*PHI, Inc. Voting	200	3,900
*Pioneer Drilling Co.	65,927	524,120
Pioneer Natural Resources Co.	164,693	7,243,198
*Plains Exploration & Production Co.	162,430	5,417,040
*Pride International, Inc.	91,580	2,710,768
*Rosetta Resources, Inc.	79,112	1,626,543
*Rowan Cos., Inc.	94,967	2,039,891
#*SEACOR Holdings, Inc.	36,653	2,574,873
*Seahawk Drilling, Inc.	4,268	89,244
Smith International, Inc.	106,785	3,237,721
Southern Union Co.	—	—
*Stone Energy Corp.	44,236	705,122
*Sunoco, Inc.	70,498	1,768,795
*Swift Energy Corp.	34,730	870,334
*T-3 Energy Services, Inc.	7,100	160,105
#Tesoro Petroleum Corp.	122,780	1,534,750
*Tetra Technologies, Inc.	36,718	384,070
*TGC Industries, Inc.	787	3,156
Tidewater, Inc.	31,906	1,493,839
Toreador Resources Corp.	4,000	50,440
*Trico Marine Services, Inc.	32,915	115,202
*Union Drilling, Inc.	31,871	231,702
#*Unit Corp.	57,000	2,595,780
*USEC, Inc.	163,200	652,800
Valero Energy Corp.	604,760	11,139,679
#*Western Refining, Inc.	55,400	253,178
*Whiting Petroleum Corp.	69,755	4,642,893
#*Willbros Group, Inc.	3,700	56,573
XTO Energy, Inc.	397,536	17,718,180

Total Energy		336,057,043

Financials — (26.0%)
1st Source Corp.	47,839	729,545
21st Century Holding Co.	19,667	79,258
Abington Bancorp, Inc.	66,362	473,825
Access National Corp.	600	3,510
*Affirmative Insurance Holdings, Inc.	14,714	63,859
*Allegheny Corp.	11,829	3,088,670
Alliance Bancorp, Inc. of Pennsylvania	700	5,810
Allstate Corp.	385,289	11,531,700
*Altisource Portfolio Solutions SA	700	16,065
American Capital, Ltd.	38,567	142,312
American Equity Investment Life Holding Co.	88,700	651,058
American Financial Group, Inc.	199,200	4,942,152
*American Independence Corp.	866	3,940
American National Insurance Co.	48,061	5,115,613
*American Safety Insurance Holdings, Ltd.	12,075	166,031
#*AmeriCredit Corp.	224,750	4,713,007
Ameriprise Financial, Inc.	74,139	2,835,075
Ameris Bancorp	35,993	336,175
*AMERISAFE, Inc.	16,308	282,128
*AmeriServe Financial, Inc.	33,075	48,620
*Arch Capital Group, Ltd.	15,453	1,105,508
*Argo Group International Holdings, Ltd.	34,700	927,878
Aspen Insurance Holdings, Ltd.	89,116	2,373,159
#*Asset Acceptance Capital Corp.	6,490	37,772
Associated Banc-Corp.	105,623	1,343,525
Assured Guaranty, Ltd.	152,510	3,455,877

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
ASTA Funding, Inc.	6,765	$42,214
#Atlantic Coast Federal Corp.	3,255	4,915
*Avatar Holdings, Inc.	21,050	356,587
Axis Capital Holdings, Ltd.	58,824	1,694,131
#*B of I Holding, Inc.	16,455	195,321
Baldwin & Lyons, Inc.	300	6,870
Baldwin & Lyons, Inc. Class B	8,013	190,629
Bancorp Rhode Island, Inc.	1,300	32,071
*Bancorp, Inc.	21,975	160,637
#BancTrust Financial Group, Inc.	34,553	134,757
Bank Mutual Corp.	51,800	346,024
Bank of America Corp.	6,291,365	95,502,921
#*Bank of Florida Corp.	2,700	3,267
Bank of New York Mellon Corp.	251,332	7,311,248
BankAtlantic Bancorp, Inc.	45,976	67,585
BankFinancial Corp.	43,669	417,039
#Banner Corp.	13,022	38,545
Bar Harbor Bankshares	600	16,206
#BB&T Corp.	238,480	6,646,438
Berkshire Hills Bancorp, Inc.	22,974	380,220
#BlackRock, Inc.	11,600	2,480,312
Boston Private Financial Holdings, Inc.	94,618	678,411
Brookline Bancorp, Inc.	37,995	380,330
Cadence Financial Corp.	24,680	45,658
Capital City Bank Group, Inc.	14,196	170,068
Capital One Financial Corp.	443,400	16,343,724
Capital Southwest Corp.	7,359	599,391
#CapitalSource, Inc.	9,700	46,463
#Capitol Bancorp, Ltd.	14,990	34,477
Cardinal Financial Corp.	25,481	237,738
Carver Bancorp, Inc.	600	4,356
Cascade Financial Corp.	10,277	22,712
#Cathay General Bancorp	50,900	487,622
Center Bancorp, Inc.	1,346	11,145
*Center Financial Corp.	40,776	194,094
*Central Jersey Bancorp	8,049	23,986
Centrue Financial Corp.	300	933
Century Bancorp, Inc. Class A	1,206	25,410
CFS Bancorp, Inc.	14,148	49,518
Chemical Financial Corp.	25,302	536,149
*Chicopee Bancorp, Inc.	1,000	12,950
Chubb Corp.	211,036	10,551,800
Cincinnati Financial Corp.	230,743	6,089,308
Citigroup, Inc.	5,515,388	18,311,088
Citizens Community Bancorp, Inc.	10,355	43,232
Citizens South Banking Corp.	1,842	8,676
CME Group, Inc.	67,810	19,449,264
#*CNA Financial Corp.	313,566	7,365,665
*CNA Surety Corp.	59,978	839,692
CoBiz Financial, Inc.	37,574	200,645
Codorus Valley Bancorp, Inc.	115	653
Colony Bankcorp, Inc.	300	1,122
Columbia Banking System, Inc.	49,127	932,922
Comerica, Inc.	195,322	6,740,562
Community Bank System, Inc.	2,386	49,891
*Community West Bancshares	400	1,200
#CompuCredit Holdings Corp.	84,274	281,475
#*Conseco, Inc.	60	286
*Crescent Financial Corp.	19,040	60,166
#CVB Financial Corp.	2,102	20,137
Delphi Financial Group, Inc. Class A	68,878	1,394,779

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Discover Financial Services	719,953	$9,848,957
Donegal Group, Inc. Class A	36,988	545,573
Donegal Group, Inc. Class B	300	5,166
#*Doral Financial Corp.	11,332	40,229
East West Bancorp, Inc.	100,365	1,648,997
Eastern Insurance Holdings, Inc.	23,677	199,597
Eastern Virginia Bankshares, Inc.	300	2,277
EMC Insurance Group, Inc.	20,727	428,634
*Encore Bancshares, Inc.	6,800	56,032
#*Encore Capital Group, Inc.	35,572	560,970
Endurance Specialty Holdings, Ltd.	76,288	2,747,894
*Enstar Group, Ltd.	900	58,401
Enterprise Bancorp, Inc.	600	6,228
Enterprise Financial Services Corp.	18,728	174,920
ESB Financial Corp.	1,000	11,720
ESSA Bancorp, Inc.	17,070	202,279
Evans Bancorp, Inc.	400	4,900
Everest Re Group, Ltd.	25,794	2,211,578
#F.N.B. Corp.	135,507	960,745
Farmers Capital Bank Corp.	1,900	16,834
#FBL Financial Group, Inc. Class A	40,435	725,404
Federal Agricultural Mortgage Corp.	10,757	81,323
Federal Agricultural Mortgage Corp. Class A	177	1,220
Fidelity Bancorp, Inc.	400	1,970
Fidelity National Financial, Inc.	105,370	1,359,273
#*Fidelity Southern Corp.	6,422	32,559
Fifth Third Bancorp	911,741	11,342,058
Financial Institutions, Inc.	6,350	80,010
*First Acceptance Corp.	39,006	74,892
First American Corp.	139,895	4,136,695
#First Bancorp (318672102)	56,576	128,993
First Bancorp (318910106)	13,802	213,655
*First Bancshares, Inc. (318687100)	400	3,260
*First Bancshares, Inc. (318916103)	300	2,790
First Busey Corp.	50,644	179,786
First Business Financial Services, Inc.	300	3,045
First Citizens BancShares, Inc.	15,868	2,661,222
First Defiance Financial Corp.	10,257	108,314
#First Federal Bancshares of Arkansas, Inc.	1,100	3,454
*First Federal of Northern Michigan Bancorp, Inc.	1,100	1,386
First Financial Holdings, Inc.	9,823	115,813
First Financial Northwest, Inc.	26,672	165,100
First Financial Service Corp.	900	7,929
*First Horizon National Corp.	200,158	2,592,046
First M&F Corp.	100	321
First Merchants Corp.	27,781	187,800
First Mercury Financial Corp.	20,314	266,317
First Midwest Bancorp, Inc.	58,300	767,811
First Niagara Financial Group, Inc.	86,791	1,191,640
First PacTrust Bancorp, Inc.	900	5,967
First Place Financial Corp.	21,298	66,663
First Security Group, Inc.	17,516	40,812
*First South Bancorp, Inc.	3,286	33,189
#First United Corp.	600	3,600
*FirstCity Financial Corp.	6,152	37,835
Flagstone Reinsurance Holdings, Ltd.	36,333	380,406
Flushing Financial Corp.	47,920	587,020
#FNB United Corp.	20,931	33,699
#*Forest City Enterprises, Inc. Class A	22,899	258,988
*FPIC Insurance Group, Inc.	10,098	383,219
#Fulton Financial Corp.	169,790	1,568,860

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
German American Bancorp, Inc.	12,158	$180,668
GFI Group, Inc.	16,600	80,842
Goldman Sachs Group, Inc.	16,500	2,453,880
Great Southern Bancorp, Inc.	9,562	214,858
#Greene Bancshares, Inc.	25,523	144,205
*Greenlight Capital Re, Ltd.	5,300	127,995
GS Financial Corp.	400	5,420
*Guaranty Bancorp	90,216	130,813
*Guaranty Federal Bancshares, Inc.	1,684	9,599
*Hallmark Financial Services, Inc.	27,634	216,927
Hampden Bancorp, Inc.	5,886	62,980
#Hampton Roads Bankshares, Inc.	3,415	6,796
Hanover Insurance Group, Inc.	94,280	3,999,358
Harleysville National Corp.	40,243	257,153
*Harris & Harris Group, Inc.	39,343	158,946
Hartford Financial Services Group, Inc.	377,409	9,054,042
HCC Insurance Holdings, Inc.	76,310	2,068,001
Heartland Financial USA, Inc.	13,016	181,573
Heritage Commerce Corp.	24,571	93,370
Heritage Financial Corp.	5,977	84,037
HF Financial Corp.	400	4,056
*Hilltop Holdings, Inc.	33,444	378,586
Hingham Institution for Savings	500	16,340
*HMN Financial, Inc.	3,996	21,578
Home Federal Bancorp, Inc.	26,644	354,365
HopFed Bancorp, Inc.	4,019	41,798
Horace Mann Educators Corp.	54,928	658,587
Horizon Bancorp	300	5,550
#Huntington Bancshares, Inc.	257,100	1,231,509
IBERIABANK Corp.	1,140	60,922
Independence Holding Co.	22,770	185,120
Independent Bank Corp.	10,096	235,237
Infinity Property & Casualty Corp.	32,000	1,269,120
*Intervest Bancshares Corp.	4,036	16,144
Invesco, Ltd.	204,200	3,941,060
*Investment Technology Group, Inc.	1,600	32,800
Investors Title Co.	1,100	37,741
Jones Lang LaSalle, Inc.	25,800	1,470,858
JPMorgan Chase & Co.	1,458,089	56,777,986
Kentucky First Federal Bancorp	2,900	29,319
KeyCorp	380,192	2,729,779
*LaBranche & Co., Inc.	2,500	11,100
#Lakeland Bancorp, Inc.	14,567	100,221
Landmark Bancorp, Inc.	1,620	24,673
Legacy Bancorp, Inc.	21,709	208,189
Legg Mason, Inc.	119,817	3,088,882
Lincoln National Corp.	464,693	11,422,154
LNB Bancorp, Inc.	12,489	51,829
Loews Corp.	747,772	26,747,804
*Louisiana Bancorp, Inc.	5,606	82,128
LSB Corp.	800	8,768
#M&T Bank Corp.	80,954	5,970,357
#*Macatawa Bank Corp.	27,967	52,019
*Magyar Bancorp, Inc.	500	1,737
MainSource Financial Group, Inc.	50,393	277,665
*Marlin Business Services Corp.	15,208	149,343
Marshall & Ilsley Corp.	114,660	792,301
#*Maui Land & Pineapple Co., Inc.	500	1,555
Max Capital Group, Ltd.	48,337	1,088,549
MB Financial, Inc.	43,449	881,146
*MBIA, Inc.	337,600	1,664,368

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
MBT Financial Corp.	23,713	$42,209
Meadowbrook Insurance Group, Inc.	107,204	723,627
Medallion Financial Corp.	24,860	199,626
#*Mercantile Bancorp, Inc.	282	705
Mercantile Bank Corp.	3,316	12,568
Mercer Insurance Group, Inc.	15,286	259,862
*Meridian Interstate Bancorp, Inc.	3,096	29,474
Meta Financial Group, Inc.	1,601	28,642
MetLife, Inc.	830,726	29,341,242
*Metro Bancorp, Inc.	1,121	14,416
MetroCorp Bancshares, Inc.	2,600	9,100
#*MF Global Holdings, Ltd.	53,200	348,460
*MGIC Investment Corp.	8,500	51,425
MicroFinancial, Inc.	5,900	18,644
Morgan Stanley	269,745	7,223,771
MutualFirst Financial, Inc.	2,300	14,881
#*Nara Bancorp, Inc.	42,957	392,627
*National Financial Partners Corp.	33,400	282,230
National Penn Bancshares, Inc.	51,975	311,850
National Western Life Insurance Co. Class A	900	146,250
*Navigators Group, Inc.	5,827	248,638
Nelnet, Inc. Class A	33,000	550,770
*New Century Bancorp, Inc.	600	3,144
New Hampshire Thrift Bancshares, Inc.	2,300	24,035
New Westfield Financial, Inc.	36,539	298,158
New York Community Bancorp, Inc.	27,900	419,337
NewAlliance Bancshares, Inc.	169,860	1,977,170
*NewBridge Bancorp	6,172	13,640
*Newport Bancorp, Inc.	700	8,018
*NewStar Financial, Inc.	49,075	213,476
*North Valley Bancorp	4,538	8,441
Northeast Community Bancorp, Inc.	18,190	108,958
#Northfield Bancorp, Inc.	2,770	36,675
Northrim Bancorp, Inc.	6,115	98,023
NYMAGIC, Inc.	12,875	202,137
NYSE Euronext, Inc.	181,031	4,237,936
#*Ocwen Financial Corp.	2,100	19,236
Old National Bancorp	2,000	24,080
Old Republic International Corp.	333,632	3,533,163
Old Second Bancorp, Inc.	25,516	151,055
OneBeacon Insurance Group, Ltd.	35,760	464,165
Osage Bancshares, Inc.	600	5,694
#*Pacific Mercantile Bancorp	16,756	50,100
*Pacific Premier Bancorp, Inc.	200	664
#PacWest Bancorp	1,071	22,223
Pamrapo Bancorp, Inc.	2,200	17,446
Parkvale Financial Corp.	200	1,400
PartnerRe, Ltd.	5,900	440,081
#Patriot National Bancorp	2,700	4,752
#*Penson Worldwide, Inc.	33,200	279,544
Peoples Bancorp of North Carolina	300	1,536
Peoples Bancorp, Inc.	19,292	250,410
#*PHH Corp,	91,687	1,599,021
#*PICO Holdings, Inc.	7,283	228,613
#*Pinnacle Financial Partners, Inc.	27,599	417,297
*PMA Capital Corp.	38,357	230,909
PNC Financial Services Group, Inc.	263,050	14,580,861
Porter Bancorp, Inc.	1,654	23,186
#Preferred Bank	9,898	15,837
Premier Financial Bancorp, Inc.	1,301	9,575
Presidential Life Corp.	23,327	210,643

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Princeton National Bancorp, Inc.	1,100	$12,248
*ProAssurance Corp.	26,852	1,363,008
Prosperity Bancshares, Inc.	50,510	2,036,563
Protective Life Corp.	75,553	1,273,068
Provident Financial Holdings, Inc.	544	1,931
Provident Financial Services, Inc.	97,245	1,108,593
Provident New York Bancorp	79,163	645,178
Prudential Financial, Inc.	408,371	20,414,466
Pulaski Financial Corp.	5,450	36,951
Radian Group, Inc.	217,050	1,395,632
Regions Financial Corp.	344,216	2,185,772
Reinsurance Group of America, Inc.	169,166	8,241,768
Renasant Corp.	56,459	810,187
*Republic First Bancorp, Inc.	7,211	31,512
Resource America, Inc.	21,488	82,299
*Riverview Bancorp, Inc.	17,187	41,249
Rome Bancorp, Inc.	12,761	102,216
Safety Insurance Group, Inc.	25,435	890,225
Sanders Morris Harris Group, Inc.	56,186	265,760
#Sandy Spring Bancorp, Inc.	42,618	510,990
*Seabright Insurance Holdings	52,446	533,900
Seacoast Banking Corp. of Florida	18,680	28,767
Selective Insurance Group, Inc.	82,800	1,280,916
*SI Financial Group, Inc.	6,062	32,068
Simmons First National Corp. Class A	10,473	281,095
Somerset Hills Bancorp	4,111	32,025
*Southcoast Financial Corp.	700	2,135
Southern Community Financial Corp.	29,890	66,057
*Southern First Bancshares, Inc.	900	6,786
Southwest Bancorp, Inc.	31,985	239,568
State Auto Financial Corp.	68,262	1,072,396
StellarOne Corp.	19,587	204,880
Stewart Information Services Corp.	17,652	181,110
*Stratus Properties, Inc.	3,069	30,843
Student Loan Corp.	1,100	49,830
*Sun Bancorp, Inc.	31,258	119,093
SunTrust Banks, Inc.	448,503	10,912,078
#*Superior Bancorp	5,062	16,958
Susquehanna Bancshares, Inc.	124,870	980,230
#*SVB Financial Group	3,400	147,526
SWS Group, Inc.	4,793	57,516
#*Taylor Capital Group, Inc.	13,335	121,482
Teche Holding Co.	600	18,702
TF Financial Corp.	600	11,520
*Thomas Weisel Partners Group, Inc.	33,375	142,511
*Tidelands Bancshares, Inc.	400	1,520
#*TierOne Corp.	9,953	9,903
Timberland Bancorp, Inc.	3,000	13,260
#TowneBank	4,300	45,967
Transatlantic Holdings, Inc.	91,903	4,566,660
Travelers Cos., Inc. (The)	769,714	39,001,408
*Tree.com, Inc.	4,680	34,211
Trustmark Corp.	6,600	150,480
Umpqua Holdings Corp.	89,305	1,103,810
Unico American Corp.	1,900	18,449
Union Bankshares Corp.	15,866	203,878
*United America Indemnity, Ltd.	20,328	144,126
#United Bankshares, Inc.	2,100	52,290
*United Community Banks, Inc.	43,448	195,082
United Financial Bancorp, Inc.	23,738	311,917
United Fire & Casualty Co.	41,412	696,550

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*United PanAm Financial Corp.	14,353	$40,906
#*United Security Bancshares	342	1,729
Unitrin, Inc.	90,527	1,964,436
*Unity Bancorp, Inc.	2,925	11,700
Unum Group	530,100	10,374,057
Validus Holdings, Ltd.	51,844	1,373,866
#*Virginia Commerce Bancorp, Inc.	38,257	222,273
W. R. Berkley Corp.	61,472	1,495,614
Washington Banking Co.	6,594	77,809
Washington Federal, Inc.	103,780	1,935,497
Washington Trust Bancorp, Inc.	277	4,734
*Waterstone Financial, Inc.	1,300	2,860
Webster Financial Corp.	43,770	677,122
Wells Fargo & Co.	529,123	15,042,967
WesBanco, Inc.	32,017	464,567
Wesco Financial Corp.	12,734	4,495,102
West Bancorporation	19,399	98,935
West Coast Bancorp	675	1,762
#*Western Alliance Bancorp	28,882	148,165
White Mountains Insurance Group, Ltd.	18,685	5,987,982
White River Capital, Inc.	300	3,687
#Whitney Holding Corp.	70,532	876,007
#Wilmington Trust Corp.	6,400	83,968
Wilshire Bancorp, Inc.	17,549	161,626
#Wintrust Financial Corp.	42,047	1,460,713
*World Acceptance Corp.	3,300	133,287
WSB Holdings, Inc.	100	250
Yadkin Valley Financial Corp.	17,086	69,540
Zenith National Insurance Corp.	8,500	237,150
#Zions Bancorporation	37,412	709,706
*ZipRealty, Inc.	11,417	47,495

Total Financials		667,226,975

Health Care — (5.0%)
*A.D.A.M., Inc.	7,504	29,341
*Adolor Corp.	9,842	15,452
Aetna, Inc.	206,302	6,182,871
#*Affymetrix, Inc.	10,978	57,964
*Albany Molecular Research, Inc.	34,800	330,252
*Allied Healthcare International, Inc.	65,062	173,716
*Allied Healthcare Products, Inc.	1,000	5,000
*American Dental Partners, Inc.	24,799	313,707
*AMICAS, Inc.	14,805	79,503
*AMN Healthcare Services, Inc.	26,800	233,160
*Amsurg Corp.	27,898	588,927
Analogic Corp.	8,099	323,960
*AngioDynamics, Inc.	37,093	595,343
*Anika Therapeutics, Inc.	19,285	120,917
*ARCA Biopharma, Inc.	440	1,289
#*Arena Pharmaceuticals, Inc.	8,200	25,584
*Arrhythmia Research Technology, Inc.	1,200	6,264
*Assisted Living Concepts, Inc.	14,487	374,199
*BioClinica, Inc.	9,550	42,020
*BioScrip, Inc.	54,881	398,985
#*BMP Sunstone Corp.	6,967	37,482
*Boston Scientific Corp.	1,019,920	8,801,910
*Brookdale Senior Living, Inc.	112,800	2,058,600
*Cambrex Corp.	20,300	109,214
*Cantel Medical Corp.	15,807	304,759
*Capital Senior Living Corp.	49,275	248,346
*Cardiac Science Corp.	30,703	79,828

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Cardinal Health, Inc.	208,009	$6,878,858
*CareFusion Corp.	43,350	1,116,262
*Celera Corp.	39,414	265,256
*Community Health Systems, Inc.	143,292	4,674,185
*Conmed Corp.	43,239	930,071
Cooper Cos., Inc.	52,556	1,856,278
*Coventry Health Care, Inc.	95,129	2,176,552
*Cross Country Healthcare, Inc.	31,940	289,376
*Cutera, Inc.	24,577	217,015
Daxor Corp.	545	6,218
*Digirad Corp.	26,648	52,763
#*Dynacq Healthcare, Inc.	909	2,772
#*Emeritus Corp.	26,084	474,729
*ev3, Inc.	66,829	974,367
*Five Star Quality Care, Inc.	21,100	66,676
*Gentiva Health Services, Inc.	27,110	692,389
#*Greatbatch, Inc.	17,658	346,980
*Health Net, Inc.	76,442	1,854,483
*HealthSpring, Inc.	86,917	1,511,487
*HealthTronics, Inc.	61,894	173,922
*Healthways, Inc.	15,427	263,185
Hill-Rom Holdings, Inc.	85,074	1,988,179
*Hi-Tech Pharmacal Co., Inc.	9,080	195,583
*Hologic, Inc.	288,724	4,351,071
*Home Diagnostics, Inc.	15,923	97,449
*Humana, Inc.	88,400	4,298,008
*IntegraMed America, Inc.	3,874	31,418
Invacare Corp.	26,028	651,741
*InVentiv Health, Inc.	17,829	274,032
*Inverness Medical Innovations, Inc.	64,930	2,621,224
*Kendle International, Inc.	9,500	192,280
Kewaunee Scientific Corp.	1,631	23,609
*Kindred Healthcare, Inc.	43,118	729,125
#*King Pharmaceuticals, Inc.	426,520	5,122,505
*LCA-Vision, Inc.	27,393	159,427
*LeMaitre Vascular, Inc.	5,200	24,180
#*LifePoint Hospitals, Inc.	82,208	2,464,596
#*Martek Biosciences Corp.	16,600	357,564
*Maxygen, Inc.	5,200	29,068
*MedCath Corp.	31,344	212,826
*Medical Action Industries, Inc.	4,629	62,816
#*MediciNova, Inc.	623	4,458
Medicis Pharmaceutical Corp. Class A	600	13,866
*MEDTOX Scientific, Inc.	15,367	127,853
*Misonix, Inc.	4,083	8,370
*Molina Healthcare, Inc.	12,070	268,557
*Nanosphere, Inc.	2,402	13,187
*National Dentex Corp.	400	3,324
*Natus Medical, Inc.	1,300	17,641
*Nighthawk Radiology Holdings, Inc.	11,000	43,670
*NovaMed, Inc.	32,204	133,003
*NxStage Medical, Inc.	22,100	179,231
Omnicare, Inc.	197,388	4,934,700
*Osteotech, Inc.	24,810	83,858
*Palomar Medical Technologies, Inc.	7,200	66,240
*Par Pharmaceutical Cos., Inc.	27,889	734,038
*PDI, Inc.	20,276	100,974
PerkinElmer, Inc.	6,600	132,924
*Prospect Medical Holdings, Inc.	14,374	84,950
#*Psychiatric Solutions, Inc.	47,848	1,055,048
*Regeneration Technologies, Inc.	31,952	100,968

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Res-Care, Inc.	40,983	$369,257
*Sirona Dental Systems, Inc.	21,400	688,438
*Skilled Healthcare Group, Inc.	29,820	195,023
#*SonoSite, Inc.	2,287	62,275
*Spectranetics Corp.	25,700	177,073
*SRI/Surgical Express, Inc.	1,600	3,536
*Sun Healthcare Group, Inc.	23,300	203,642
*SunLink Health Systems, Inc.	1,750	3,115
*Symmetry Medical, Inc.	16,828	150,106
Teleflex, Inc.	13,051	745,995
*Theragenics Corp.	21,383	28,439
*Thermo Fisher Scientific, Inc.	358,716	16,554,743
*Tomotherapy, Inc.	25,707	104,113
#*Triple-S Management Corp.	13,040	216,334
*Universal American Corp.	85,628	1,143,990
*Viropharma, Inc.	72,254	713,870
*Vital Images, Inc.	20,279	288,367
*WellCare Health Plans, Inc.	9,700	302,446
*WellPoint, Inc.	440,420	28,063,562
Young Innovations, Inc.	3,060	70,349

Total Health Care		128,440,651

Industrials — (11.7%)
*A.T. Cross Co.	18,431	82,939
*AAR Corp.	14,400	333,648
*ACCO Brands Corp.	9,019	69,446
Aceto Corp.	9,213	48,645
Aircastle, Ltd.	53,300	506,883
Alamo Group, Inc.	25,037	449,414
*Alaska Air Group, Inc.	59,445	1,863,006
Albany International Corp.	28,323	563,344
Alexander & Baldwin, Inc.	66,441	2,122,790
*Allied Defense Group, Inc.	16,161	116,521
*Allied Motion Technologies, Inc.	262	701
*Altra Holdings, Inc.	3,245	35,760
*Amerco, Inc.	30,877	1,166,842
American Railcar Industries, Inc.	16,364	162,167
*American Reprographics Co.	5,977	42,018
Ameron International Corp.	7,300	503,919
*AMREP Corp.	966	13,234
Apogee Enterprises, Inc.	24,100	331,616
Applied Industrial Technologies, Inc.	53,325	1,162,485
Arkansas Best Corp.	25,200	568,008
#*Armstrong World Industries, Inc.	94,043	3,425,986
*ATC Technology Corp.	23,952	523,830
*Atlas Air Worldwide Holdings, Inc.	1,600	58,672
#Baldor Electric Co.	12,880	317,878
Barnes Group, Inc.	42,700	684,908
Barrett Business Services, Inc.	14,200	181,902
*BE Aerospace, Inc.	16,300	365,609
#*BlueLinx Holdings, Inc.	45,624	129,572
Bowne & Co., Inc.	23,251	152,759
Brady Co. Class A	2,936	82,971
Briggs & Stratton Corp.	49,161	812,631
*BTU International, Inc.	1,900	10,165
*Builders FirstSource, Inc.	2,052	6,874
#*C&D Technologies, Inc.	29,038	42,976
*CAI International, Inc.	12,000	95,280
Cascade Corp.	10,500	303,975
*Casella Waste Systems, Inc.	5,416	23,560
CDI Corp.	57,109	736,135

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*CECO Environmental Corp.	9,578	$35,151
*Celadon Group, Inc.	39,349	386,407
#*Cenveo, Inc.	100	722
*Ceradyne, Inc.	3,400	66,436
*Champion Industries, Inc.	2,186	3,366
*Chart Industries, Inc.	3,000	48,390
Chicago Rivet & Machine Co.	300	4,425
CIRCOR International, Inc.	13,050	368,662
*Columbus McKinnon Corp.	57,523	781,162
Comfort Systems USA, Inc.	2,600	30,498
CompX International, Inc.	700	5,453
*Consolidated Graphics, Inc.	33,700	1,137,375
*Cornell Cos., Inc.	11,300	237,300
Courier Corp.	2,371	33,147
*Covenant Transportation Group, Inc.	6,518	23,465
*CPI Aerostructures, Inc.	5,826	35,830
CSX Corp.	562,627	24,114,193
Ducommun, Inc.	16,159	290,539
*Dycom Industries, Inc.	35,250	287,992
#*Eagle Bulk Shipping, Inc.	1,600	8,000
Eastern Co.	10,193	120,787
Eaton Corp.	109,451	6,702,779
Ecology & Environment, Inc. Class A	900	13,590
Encore Wire Corp.	2,148	42,981
*EnerSys, Inc.	58,639	1,142,874
Ennis, Inc.	43,200	648,000
#*EnPro Industries, Inc.	18,755	456,684
Espey Manufacturing & Electronics Corp.	1,964	38,868
*Esterline Technologies Corp.	25,194	951,325
*ExpressJet Holdings, Inc.	10,260	35,910
Federal Signal Corp.	21,047	136,595
FedEx Corp.	184,382	14,446,330
*Flow International Corp.	3,900	13,299
*Franklin Covey Co.	11,416	59,820
Frozen Food Express Industries, Inc.	8,986	32,350
G & K Services, Inc. Class A	29,714	742,850
Gardner Denver Machinery, Inc.	3,295	131,306
#GATX Corp.	65,445	1,715,968
#*Genco Shipping & Trading, Ltd.	1,100	21,076
*Gencor Industries, Inc.	8,766	60,924
General Electric Co.	3,127,746	50,294,156
*Gibraltar Industries, Inc.	53,888	751,199
*GP Strategies Corp.	19,900	147,260
Great Lakes Dredge & Dock Corp.	69,683	411,827
Greenbrier Cos., Inc.	16,525	134,679
*Griffon Corp.	45,266	534,591
*H&E Equipment Services, Inc.	66,829	709,056
Hardinge, Inc.	22,790	118,736
Heidrick & Struggles International, Inc.	2,100	53,403
*Herley Industries, Inc.	5,800	70,992
*Hertz Global Holdings, Inc.	389,227	4,032,392
HNI Corp.	200	5,004
*Hoku Scientific, Inc.	400	984
Horizon Lines, Inc.	3,300	15,642
*Hudson Highland Group, Inc.	35,619	145,682
*Hurco Cos., Inc.	8,210	137,600
*ICT Group, Inc.	7,139	113,225
Ingersoll-Rand P.L.C.	309,696	10,052,732
*Insituform Technologies, Inc. Class A	700	14,336
Insteel Industries, Inc.	9,933	98,138
#*Interline Brands, Inc.	74,162	1,245,922

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
International Shipholding Corp.	9,397	$258,981
*Intersections, Inc.	34,678	150,156
#*JetBlue Airways Corp.	152,100	751,374
*Kadant, Inc.	4,057	61,748
#*Kansas City Southern	51,874	1,540,658
KBR, Inc.	42,188	790,181
*Kelly Services, Inc. Class A	44,445	583,118
Kennametal, Inc.	12,100	296,208
*Key Technology, Inc.	3,099	44,688
*Kforce, Inc.	17,978	240,366
Kimball International, Inc. Class B	25,521	201,105
#*Korn/Ferry International	8,500	125,800
L.S. Starrett Co. Class A	4,097	39,864
L-3 Communications Holdings, Inc.	23,933	1,994,576
*Ladish Co., Inc.	45,562	703,933
Lawson Products, Inc.	1,959	31,638
*Layne Christensen Co.	3,400	86,122
*LECG Corp.	27,848	79,367
*LGL Group, Inc.	400	1,600
*LMI Aerospace, Inc.	13,807	175,211
LSI Industries, Inc.	24,054	143,362
*Lydall, Inc.	13,001	82,296
*M&F Worldwide Corp.	29,869	1,083,946
#Manitowoc Co., Inc. (The)	4,200	45,780
Manpower, Inc.	40,067	2,075,070
*Marten Transport, Ltd.	31,777	559,593
Masco Corp.	50,411	683,573
McGrath Rentcorp	3,600	75,852
*Metalico, Inc.	42,659	210,309
*MFRI, Inc.	8,800	60,016
*Miller Industries, Inc.	20,010	224,312
#*Mobile Mini, Inc.	54,461	765,177
*Moog, Inc.	17,745	535,544
Mueller Industries, Inc.	22,063	542,529
Mueller Water Products, Inc.	136,335	614,871
NACCO Industries, Inc. Class A	10,965	590,136
National Technical Systems, Inc.	15,400	86,856
Norfolk Southern Corp.	362,288	17,049,273
Northrop Grumman Corp.	289,993	16,413,604
#*Northwest Pipe Co.	12,085	289,073
#*Ocean Power Technologies, Inc.	7,500	45,225
*On Assignment, Inc.	57,765	403,200
Oshkosh Truck Corp. Class B	61,610	2,222,273
*Owens Corning, Inc.	152,823	3,932,136
*P.A.M. Transportation Services, Inc.	20,690	209,797
*Park-Ohio Holdings Corp.	5,647	51,614
Pentair, Inc.	3,773	115,227
*PGT, Inc.	7,271	13,960
*Pike Electric Corp.	3,700	32,264
*Pinnacle Airlines Corp.	13,082	99,554
*Polypore International, Inc.	5,700	76,551
Portec Rail Products, Inc.	7,637	83,396
*PowerSecure International, Inc.	26,900	177,002
Providence & Worcester Railroad Co.	1,000	12,155
Quanex Building Products Corp.	2,800	45,024
R. R. Donnelley & Sons Co.	182,554	3,618,220
*RCM Technologies, Inc.	16,740	43,524
*Republic Airways Holdings, Inc.	48,800	238,632
Republic Services, Inc.	328,114	8,790,174
*Rush Enterprises, Inc. Class A	31,175	354,148
*Rush Enterprises, Inc. Class B	18,522	184,109

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ryder System, Inc.	89,844	$3,270,322
*Saia, Inc.	10,800	129,600
Schawk, Inc.	51,516	663,526
#*School Specialty, Inc.	27,776	613,572
Seaboard Corp.	2,041	2,510,430
SIFCO Industries, Inc.	6,623	83,251
SkyWest, Inc.	93,838	1,372,850
*SL Industries, Inc.	300	2,550
Southwest Airlines Co.	1,077,730	12,210,681
*Sparton Corp.	3,857	23,913
*Spherion Corp.	47,178	266,084
#SPX Corp.	6,831	371,880
Standex International Corp.	29,500	672,895
Steelcase, Inc. Class A	85,520	605,482
Superior Uniform Group, Inc.	8,978	91,665
*Supreme Industries, Inc.	1,140	2,930
*Sypris Solutions, Inc.	10,366	30,476
TAL International Group, Inc.	27,896	393,334
*Tech/Ops Sevcon, Inc.	774	2,051
Technology Research Corp.	11,621	40,790
*Tecumseh Products Co. Class A	11,200	124,096
*Tecumseh Products Co. Class B	1,400	15,820
#Textainer Group Holdings, Ltd.	200	3,408
Timken Co.	96,664	2,166,240
#Titan International, Inc.	8,801	68,296
#*Titan Machinery, Inc.	2,900	31,958
Todd Shipyards Corp.	8,732	130,631
*TRC Cos., Inc.	29,513	79,390
Tredegar Industries, Inc.	40,177	650,064
*Trimas Corp.	6,336	37,509
#Trinity Industries, Inc.	85,250	1,333,310
Triumph Group, Inc.	9,936	506,040
*Tufco Technologies, Inc.	1,000	3,300
#*Tutor Perini Corp.	40,023	762,838
Twin Disc, Inc.	10,658	102,637
Tyco International, Ltd.	456,370	16,169,189
*U.S. Home Systems, Inc.	4,314	9,663
Union Pacific Corp.	497,211	30,081,266
*United Capital Corp.	300	7,095
#*United Rentals, Inc.	70,481	564,553
*United Stationers, Inc.	100	5,456
Universal Forest Products, Inc.	31,800	1,079,292
*URS Corp.	84,698	3,801,246
*USA Truck, Inc.	15,305	189,017
#*USG Corp.	40,200	482,802
*Valpey Fisher Corp.	1,464	2,064
*Versar, Inc.	6,026	19,102
Viad Corp.	27,199	536,636
Virco Manufacturing Corp.	12,601	44,482
*Volt Information Sciences, Inc.	44,159	410,237
*Waste Services, Inc.	32,675	296,689
#Watts Water Technologies, Inc.	53,615	1,551,082
*WCA Waste Corp.	29,254	119,941
#*WESCO International, Inc.	2,010	55,717
*Willdan Group, Inc.	1,000	2,470
*Willis Lease Finance Corp.	7,300	120,377

Total Industrials		298,557,700

Information Technology — (5.4%)
*Acorn Energy, Inc.	1,230	7,712
*Actel Corp.	19,597	215,959

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ActivIdentity Corp.	70,301	$160,286
*Activision Blizzard, Inc.	697,227	7,083,826
*Adaptec, Inc.	166,097	504,935
*Adept Technology, Inc.	700	2,261
*Advanced Analogic Technologies, Inc.	15,762	52,645
Agilysys, Inc.	21,014	176,518
*Amtech Systems, Inc.	10,600	110,346
*Anadigics, Inc.	400	1,448
#*AOL, Inc.	90,544	2,170,340
*Applied Micro Circuits Corp.	32,039	234,846
#*Arris Group, Inc.	100,700	1,011,028
*Arrow Electronics, Inc.	182,170	4,785,606
Astro-Med, Inc.	2,626	19,038
#*ATMI, Inc.	3,100	52,018
*Aviat Networks, Inc.	45,592	327,806
*Avid Technology, Inc.	44,750	565,192
AVX Corp.	293,831	3,490,712
*Aware, Inc.	22,140	56,457
*AXT, Inc.	24,000	69,600
Bel Fuse, Inc. Class A	4,174	72,377
Bel Fuse, Inc. Class B	20,997	398,313
*Benchmark Electronics, Inc.	93,903	1,710,913
Black Box Corp.	26,600	731,234
*Brightpoint, Inc.	17,400	101,616
*Brooks Automation, Inc.	91,316	761,575
*Bsquare Corp.	5,200	12,792
*Cadence Design Systems, Inc.	65,000	377,650
*Cascade Microtech, Inc.	24,071	104,227
*Checkpoint Systems, Inc.	40,000	641,600
*Ciber, Inc.	42,600	137,598
Cognex Corp.	3,890	63,679
Cohu, Inc.	41,402	536,156
*Comarco, Inc.	5,608	14,581
Communications Systems, Inc.	12,753	151,888
*Computer Sciences Corp.	225,553	11,570,869
*Concurrent Computer Corp.	13,740	58,945
*Convergys Corp.	197,364	2,111,795
*CPI International, Inc.	19,208	215,130
*Cray, Inc.	17,773	83,889
*CSP, Inc.	2,414	9,004
CTS Corp.	34,200	260,262
*CyberOptics Corp.	9,134	66,313
#*Cypress Semiconductor Corp.	154,209	1,549,800
*Datalink Corp.	5,600	25,648
*Dataram Corp.	11,134	31,064
*DDi Corp.	30,020	129,386
#*DealerTrack Holdings, Inc.	3,829	68,807
*Digi International, Inc.	35,811	343,786
*DSP Group, Inc.	59,734	411,567
*Dynamics Research Corp.	16,586	186,095
*Edgewater Technology, Inc.	15,903	47,709
Electro Rent Corp.	46,027	538,056
*Electro Scientific Industries, Inc.	34,300	384,503
*Electronics for Imaging, Inc.	72,920	845,143
*EMS Technologies, Inc.	1,490	19,102
*Emulex Corp.	8,000	89,920
*Endwave Corp.	15,115	36,578
*Epicor Software Corp.	107,892	827,532
*ePlus, Inc.	6,654	104,601
*Euronet Worldwide, Inc.	33,370	681,415
*Exar Corp.	44,300	311,429

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Fair Isaac Corp.	4,800	$105,264
*Fairchild Semiconductor Corp. Class A	144,238	1,295,257
Fidelity National Information Services, Inc.	59,906	1,411,385
*Frequency Electronics, Inc.	16,953	84,426
*Gerber Scientific, Inc.	50,097	245,475
*Globecomm Systems, Inc.	41,466	301,458
*GSI Technology, Inc.	27,494	122,623
*GTSI Corp.	8,203	44,788
*Hackett Group, Inc.	54,740	126,997
*Henry Bros. Electronics, Inc.	8,085	34,806
*Hutchinson Technology, Inc.	44,671	300,636
*Hypercom Corp.	66,500	228,095
*I.D. Systems, Inc.	13,298	38,165
*IAC/InterActiveCorp	178,991	3,594,139
*Ikanos Communications, Inc.	2,371	5,098
*Imation Corp.	46,631	416,881
*Immersion Corp.	11,256	49,864
*infoGROUP, Inc.	28,026	216,080
*InfoSpace, Inc.	65,156	603,996
*Ingram Micro, Inc.	277,679	4,692,775
*Insight Enterprises, Inc.	25,400	292,354
*Integrated Device Technology, Inc.	18,820	106,709
*Integrated Silicon Solution, Inc.	34,977	201,817
*Internap Network Services Corp.	37,646	167,525
*International Rectifier Corp.	80,500	1,452,220
#*Internet Brands, Inc.	37,562	294,110
*Internet Capital Group, Inc.	58,172	362,412
*Interphase Corp.	4,460	11,819
*Intevac, Inc.	34,801	495,218
*IntriCon Corp.	2,835	8,505
*INX, Inc.	500	2,875
iPass, Inc.	7,684	8,529
*IXYS Corp.	16,391	114,081
Jabil Circuit, Inc.	139,658	2,022,248
*JDS Uniphase Corp.	107,790	847,229
Keithley Instruments, Inc.	5,897	32,021
*KEY Tronic Corp.	15,546	75,087
Keynote Systems, Inc.	18,330	177,251
*Kopin Corp.	18,563	76,294
*KVH Industries, Inc.	9,179	119,327
#*L-1 Identity Solutions, Inc.	111,378	834,221
*Lattice Semiconductor Corp.	131,578	340,787
*Littlefuse, Inc.	2,763	83,056
*LoJack Corp.	6,990	29,917
*LookSmart, Ltd.	28,079	27,237
#*Loral Space & Communications, Inc.	35,669	1,015,496
*Mace Security International, Inc.	1,091	1,026
Marchex, Inc. Class B	34,253	188,049
*Measurement Specialties, Inc.	6,568	78,291
*Mentor Graphics Corp.	52,811	423,544
*Mercury Computer Systems, Inc.	18,900	225,666
*Merrimac Industries, Inc.	2,500	39,975
Methode Electronics, Inc.	79,571	874,485
#*Micron Technology, Inc.	990,716	8,639,044
*Microtune, Inc.	12,031	26,709
#*MKS Instruments, Inc.	82,222	1,364,885
*ModusLink Global Solutions, Inc.	68,955	699,893
*MoSys, Inc.	21,047	94,501
*Motorola, Inc.	2,108,701	12,968,511
#*Nanometrics, Inc.	46,005	400,243
*Newport Corp.	56,016	476,696

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Nu Horizons Electronics Corp.	18,632	$76,391
*Occam Networks, Inc.	26,524	138,986
*OmniVision Technologies, Inc.	36,897	475,971
*Oplink Communications, Inc.	33,486	497,267
*Opnext, Inc.	33,758	63,803
*Optelecom-NKF, Inc.	4,229	11,122
*Optical Cable Corp.	9,195	32,918
*ORBCOMM, Inc.	17,126	39,047
*PAR Technology Corp.	23,205	134,357
*PC Connection, Inc.	49,913	319,443
*PC Mall, Inc.	10,070	51,458
*PC-Tel, Inc.	50,469	293,225
*PDF Solutions, Inc.	793	3,140
*Perceptron, Inc.	4,904	15,448
*Perficient, Inc.	14,478	140,581
*Performance Technologies, Inc.	25,851	72,900
*Pericom Semiconductor Corp.	23,225	204,380
*Pervasive Software, Inc.	35,664	182,600
*Phoenix Technologies, Ltd.	200	630
Plantronics, Inc.	12,380	327,080
*Presstek, Inc.	7,000	19,810
•*Price Communications Liquidation Trust	47,738	6,520
Qualstar Corp.	12,400	27,404
*RadiSys Corp.	29,206	219,337
*RealNetworks, Inc.	167,359	706,255
Richardson Electronics, Ltd.	22,979	176,249
#*Rofin-Sinar Technologies, Inc.	11,100	242,979
#*Rovi Corp.	122,903	3,548,210
*Rudolph Technologies, Inc.	68,920	432,128
#*Sandisk Corp.	197,936	5,031,533
*SCM Microsystems, Inc.	18,612	38,155
*SeaChange International, Inc.	30,686	198,538
Servidyne, Inc.	7,283	13,146
#*Sigma Designs, Inc.	2,475	27,497
*Silicon Image, Inc.	29,804	71,828
*Silicon Storage Technology, Inc.	147,812	394,658
#*Skyworks Solutions, Inc.	35,404	449,277
#*Smart Modular Technologies (WWH), Inc.	46,800	284,544
*Smith Micro Software, Inc.	6,725	52,119
*SonicWALL, Inc.	158,985	1,211,466
*Spectrum Control, Inc.	20,295	209,444
*Standard Microsystems Corp.	33,319	664,714
*StarTek, Inc.	31,481	232,959
*Support.com, Inc.	42,508	105,420
Sycamore Networks, Inc.	49,364	957,168
*Symmetricom, Inc.	91,342	465,844
*Symyx Technologies, Inc.	72,692	359,098
#*SYNNEX Corp.	60,100	1,590,847
*Tech Data Corp.	85,452	3,482,169
*TechTarget, Inc.	10,800	57,240
*TechTeam Global, Inc.	19,326	142,239
*Tellabs, Inc.	129,244	831,039
*Telular Corp.	24,670	107,068
Tessco Technologies, Inc.	10,246	191,088
TheStreet.com, Inc.	36,282	115,014
*Tier Technologies, Inc. Class B	3,995	30,762
*Tollgrade Communications, Inc.	19,226	119,586
*Trident Microsystems, Inc.	2,123	3,864
*Triquint Semiconductor, Inc.	98,237	589,422
TSR, Inc.	1,300	3,094
*TTM Technologies, Inc.	62,699	648,935

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ultra Clean Holdings, Inc.	2,816	$18,191
United Online, Inc.	51,420	324,974
*UTStarcom, Inc.	154,209	333,091
*Vicon Industries, Inc.	5,787	31,481
*Video Display Corp.	600	2,268
*Virage Logic Corp.	27,928	155,559
*Virtusa Corp.	39,100	348,381
#*Vishay Intertechnology, Inc.	213,119	1,606,917
*Web.com Group, Inc.	34,923	194,870
*WPCS International, Inc.	9,761	29,771
#Xerox Corp.	974,182	8,494,867
*Zoran Corp.	82,007	899,617
*Zygo Corp.	30,537	323,387

Total Information Technology		137,443,985

Materials — (3.4%)
A. Schulman, Inc.	24,918	561,153
A.M. Castle & Co.	42,646	413,666
Alcoa, Inc.	960,039	12,221,296
*American Pacific Corp.	7,647	55,058
Ashland, Inc.	112,560	4,548,550
*Brush Engineered Materials, Inc.	38,767	696,643
*Buckeye Technologies, Inc.	37,822	432,684
*BWAY Holding Co.	43,508	742,246
Cabot Corp.	110,278	2,842,967
Carpenter Technology Corp.	2,700	72,360
#*Coeur d’Alene Mines Corp.	35,520	497,990
Commercial Metals Co.	19,325	265,525
*Continental Materials Corp.	100	1,448
*Core Molding Technologies, Inc.	2,488	7,439
Cytec Industries, Inc.	64,700	2,413,957
Dow Chemical Co.	893,498	24,204,861
Eastman Chemical Co.	2,800	158,284
Ferro Corp.	49,500	384,120
#*Flotek Industries, Inc.	15,089	22,332
Friedman Industries, Inc.	17,553	96,541
*Graphic Packaging Holding Co.	5,516	18,644
Haynes International, Inc.	5,600	164,024
*Headwaters, Inc.	64,896	356,279
#*Hecla Mining Co.	9,000	41,040
*Horsehead Holding Corp.	16,770	164,346
ICO, Inc.	20,858	161,024
*Innospec, Inc.	4,811	46,907
International Paper Co.	460,475	10,549,482
Kaiser Aluminum Corp.	27,181	955,412
*KapStone Paper & Packaging Corp.	31,340	289,582
KMG Chemicals, Inc.	2,795	38,431
*Kronos Worldwide, Inc.	3,319	48,491
#*Louisiana-Pacific Corp.	153,257	1,089,657
MeadWestavco Corp.	188,451	4,536,016
Minerals Technologies, Inc.	2,900	138,620
*Mod-Pac Corp.	1,091	4,822
Myers Industries, Inc.	65,520	598,853
Neenah Paper, Inc.	23,100	321,552
NL Industries, Inc.	56,918	385,904
#*Northern Technologies International Corp.	3,000	30,990
#Olympic Steel, Inc.	4,500	124,830
#*OM Group, Inc.	42,299	1,379,793
P.H. Glatfelter Co.	50,000	690,000
Penford Corp.	38,934	399,463
*PolyOne Corp.	117,993	879,048

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Quaker Chemical Corp.	2,300	$40,227
*Ready Mix, Inc.	3,839	11,133
Reliance Steel & Aluminum Co.	50,700	2,065,518
*Rock of Ages Corp.	1,200	3,888
*Rockwood Holdings, Inc.	14,772	323,655
#*RTI International Metals, Inc.	35,400	876,150
Schnitzer Steel Industries, Inc. Class A	5,700	230,850
Schweitzer-Maudoit International, Inc.	17,415	1,310,305
*Solutia, Inc.	2,500	34,375
Spartech Corp.	29,320	295,839
#*Stillwater Mining Co.	22,462	225,743
Synalloy Corp.	5,144	40,998
Temple-Inland, Inc.	57,674	1,001,797
#Texas Industries, Inc.	46,594	1,581,400
#*Titanium Metals Corp.	7,100	82,573
*Universal Stainless & Alloy Products, Inc.	6,709	122,305
#Westlake Chemical Corp.	105,000	2,155,650
Weyerhaeuser Co.	53,513	2,135,169
#Worthington Industries, Inc.	64,670	935,775
*Zoltek Cos., Inc.	6,242	52,121

Total Materials		87,577,801

Other — (0.0%)
•*ePresence, Inc. Escrow Shares	6,400	—
•*MAIR Holdings, Inc. Escrow Shares	1,415	—
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

Telecommunication Services — (4.3%)
*Arbinet Corp.	3,200	7,136
AT&T, Inc.	3,636,478	92,221,082
*General Communications, Inc. Class A	44,592	264,431
#*Sprint Nextel Corp.	3,323,721	10,901,805
*SureWest Communications	17,054	152,633
Telephone & Data Systems, Inc.	80,200	2,530,310
Telephone & Data Systems, Inc. Special Shares	67,452	1,916,986
*United States Cellular Corp.	33,568	1,227,582
*Xeta Corp.	18,366	56,384

Total Telecommunication Services		109,278,349

Utilities — (1.2%)
*AES Corp.	477,199	6,027,023
*Calpine Corp.	294,090	3,220,285
Maine & Maritimes Corp.	1,600	52,192
*Mirant Corp.	172,860	2,432,140
Public Service Enterprise Group, Inc.	428,094	13,095,395
Questar Corp.	83,700	3,471,876
*RRI Energy, Inc.	321,650	1,592,168
Unitil Corp.	2,800	60,956

Total Utilities		29,952,035

TOTAL COMMON STOCKS		2,389,929,293

RIGHTS/WARRANTS — (0.0%)
•*Lantronix, Inc. Warrants	33	—
•*West Coast Bancorp Rights 03/01/10	215	131

TOTAL RIGHTS/WARRANTS		131

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	6,196,456	$6,196,456

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.5%)
§@DFA Short Term Investment Fund LP	166,091,721	166,091,721
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $545,859 FHLMC 4.000%, 04/01/24, valued at $506,395) to be repurchased at $491,650	$492	491,645

TOTAL SECURITIES LENDING COLLATERAL		166,583,366

TOTAL INVESTMENTS — (100.0%) (Cost $2,508,850,438)##		$2,562,709,246

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$438,460,628	$31,950	—	$438,492,578
Consumer Staples	156,902,122	—	—	156,902,122
Energy	336,057,043	—	—	336,057,043
Financials	667,226,975	—	—	667,226,975
Health Care	128,440,651	—	—	128,440,651
Industrials	298,557,700	—	—	298,557,700
Information Technology	137,437,465	6,520	—	137,443,985
Materials	87,577,801	—	—	87,577,801
Other	—	54	—	54
Telecommunication Services	109,278,349	—	—	109,278,349
Utilities	29,952,035	—	—	29,952,035
Rights/Warrants	—	131	—	131
Temporary Cash Investments	6,196,456	—	—	6,196,456
Securities Lending Collateral	—	166,583,366	—	166,583,366

TOTAL	$2,396,087,225	$166,622,021	—	$2,562,709,246

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (92.5%)
Consumer Discretionary — (10.4%)
*1-800-FLOWERS.COM, Inc.	1,200	$2,484
#*99 Cents Only Stores	7,100	92,584
#Aaron’s, Inc.	4,900	136,514
#Abercrombie & Fitch Co.	8,350	263,359
*AC Moore Arts & Crafts, Inc.	1,068	2,990
Acme United Corp.	400	3,560
Advance Auto Parts, Inc.	10,000	394,500
*Aeropostale, Inc.	6,550	215,429
*AFC Enterprises, Inc.	2,300	18,860
*AH Belo Corp.	200	1,222
*Aldila, Inc.	700	2,940
*Alloy, Inc.	2,475	19,107
*Amazon.com, Inc.	41,900	5,254,679
Ambassadors Group, Inc.	1,423	16,123
*American Apparel, Inc.	7,200	20,376
#*American Axle & Manufacturing Holdings, Inc.	6,700	62,645
American Eagle Outfitters, Inc.	20,600	327,334
American Greetings Corp. Class A	3,222	59,543
#*American Public Education, Inc.	2,200	83,908
*America’s Car-Mart, Inc.	1,100	25,883
*Amerigon, Inc.	2,000	16,300
Ameristar Casinos, Inc.	5,810	86,046
#*AnnTaylor Stores Corp.	4,625	58,090
*Apollo Group, Inc. Class A	15,810	957,928
#Arbitron, Inc.	1,800	45,558
#*Arctic Cat, Inc.	2,500	20,950
*ArvinMeritor, Inc.	3,800	36,822
*Asbury Automotive Group, Inc.	3,400	37,638
*Audiovox Corp. Class A	1,600	10,640
#*AutoNation, Inc.	22,038	396,684
*Autozone, Inc.	4,900	759,647
*Ballantyne Strong, Inc.	2,600	8,658
#*Bally Technologies, Inc.	6,300	249,921
#Barnes & Noble, Inc.	6,300	110,124
*Beazer Homes USA, Inc.	3,400	13,260
bebe stores, inc.	10,275	63,499
#*Bed Bath & Beyond, Inc.	26,084	1,009,451
Belo Corp.	4,400	29,216
*Benihana, Inc.	800	3,760
Best Buy Co., Inc.	40,060	1,468,199
Big 5 Sporting Goods Corp.	2,146	31,353
*Big Lots, Inc.	8,052	228,757
#*BJ’s Restaurants, Inc.	2,798	59,150
Black & Decker Corp.	4,150	268,339
#*Blue Nile, Inc.	2,096	108,049
*Bluegreen Corp.	2,100	5,124
Blyth, Inc.	875	24,579
Bob Evans Farms, Inc.	3,500	97,685
Bon-Ton Stores, Inc. (The)	1,900	16,625
Books-A-Million, Inc.	1,295	8,249
BorgWarner, Inc.	12,500	438,625
*Boyd Gaming Corp.	5,900	46,020
Brinker International, Inc.	9,050	147,696
*Brink’s Home Security Holdings, Inc.	5,000	205,000
#*Brookfield Homes Corp.	2,400	17,424
Brown Shoe Co., Inc.	5,187	63,541
Brunswick Corp.	8,960	96,141
#Buckle, Inc.	4,670	141,688

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Buffalo Wild Wings, Inc.	1,800	$84,258
*Build-A-Bear-Workshop, Inc.	2,400	11,448
#Burger King Holdings, Inc.	12,900	224,976
#*Cabela’s, Inc.	7,700	124,124
Cablevision Systems Corp.	26,029	667,384
*Cache, Inc.	800	3,360
#*California Pizza Kitchen, Inc.	2,415	33,327
Callaway Golf Co.	6,900	51,474
*Canterbury Park Holding Corp.	500	3,565
#*Capella Education Co.	1,400	102,732
#*Career Education Corp.	9,659	210,083
*Caribou Coffee Co., Inc.	1,700	12,291
#*CarMax, Inc.	21,994	453,736
*Carmike Cinemas, Inc.	265	1,916
*Carnival Corp.	61,832	2,060,861
*Carriage Services, Inc.	3,100	11,935
*Carrols Restaurant Group, Inc.	3,650	23,031
*Carter’s, Inc.	7,100	183,606
Cato Corp. Class A	3,450	70,552
*Cavco Industries, Inc.	1,157	41,467
CBS Corp.	5,700	73,815
CBS Corp. Class B	64,197	830,067
*CEC Entertainment, Inc.	2,357	78,229
#*Charming Shoppes, Inc.	13,800	80,178
#*Cheesecake Factory, Inc.	4,650	98,301
Cherokee, Inc.	542	8,699
*Chico’s FAS, Inc.	19,200	245,184
#*Children’s Place Retail Stores, Inc. (The)	2,340	74,412
#*Chipotle Mexican Grill, Inc.	3,385	326,517
#Choice Hotels International, Inc.	6,000	190,440
Christopher & Banks Corp.	3,217	21,393
Churchill Downs, Inc.	1,444	52,417
Cinemark Holdings, Inc.	13,300	188,594
*Citi Trends, Inc.	1,200	37,356
CKE Restaurants, Inc.	5,037	42,109
*Clear Channel Outdoor Holdings, Inc.	3,000	30,450
Coach, Inc.	31,868	1,111,556
#*Coinstar, Inc.	2,900	74,907
*Coldwater Creek, Inc.	6,649	29,655
*Collective Brands, Inc.	8,400	165,312
Collectors Universe, Inc.	700	6,699
#Columbia Sportswear Co.	3,992	165,189
Comcast Corp. Class A	203,041	3,214,139
Comcast Corp. Special Class A	77,263	1,169,762
*Conn’s, Inc.	2,500	14,050
#Cooper Tire & Rubber Co.	7,169	122,088
*Core-Mark Holding Co., Inc.	1,859	55,435
#*Corinthian Colleges, Inc.	8,800	123,200
Cracker Barrel Old Country Store, Inc.	2,500	92,400
#*Crocs, Inc.	9,700	71,295
*Crown Media Holdings, Inc.	2,698	3,804
CSS Industries, Inc.	1,250	21,662
*Culp, Inc.	1,566	20,374
*Cumulus Media, Inc.	2,000	4,900
#D.R. Horton, Inc.	28,400	334,836
*Dana Holding Corp.	3,500	36,085
Darden Restaurants, Inc.	14,790	546,638
*Deckers Outdoor Corp.	1,400	137,438
*dELiA*s, Inc.	1,100	1,958
*Destination Maternity Corp.	1,300	31,629
#DeVry, Inc.	6,500	396,890

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Dick’s Sporting Goods, Inc.	8,514	$190,458
Dillard’s, Inc.	8,336	138,044
#*DineEquity, Inc.	1,200	27,288
#*DIRECTV Class A	144,289	4,379,171
#*Discovery Communications, Inc. (25470F104)	8,101	240,276
*Discovery Communications, Inc. (25470F302)	18,452	484,550
DISH Network Corp.	18,300	334,158
Disney (Walt) Co.	194,761	5,755,188
*Dolan Media Co.	2,800	27,664
#*Dollar Tree, Inc.	8,300	411,016
*Domino’s Pizza, Inc.	7,790	88,027
*Dorman Products, Inc.	1,189	18,370
Dover Downs Gaming & Entertainment, Inc.	2,000	7,000
*DreamWorks Animation SKG, Inc.	7,680	299,059
*Dress Barn, Inc. (The)	6,300	148,302
*Drew Industries, Inc.	2,900	53,940
*Drugstore.com, Inc.	5,100	14,484
#*DSW, Inc.	2,194	52,875
#*Eastman Kodak Co.	25,800	156,090
*Einstein Noah Restaurant Group, Inc.	1,810	21,304
*Empire Resorts, Inc.	2,700	6,102
*Entercom Communications Corp.	4,800	40,608
*Entravision Communications Corp.	3,000	8,910
*Ethan Allen Interiors, Inc.	3,275	47,455
*EW Scripps Co.	200	1,360
*Exide Technologies	9,000	69,570
#*Expedia, Inc.	1,914	40,979
#Family Dollar Stores, Inc.	13,612	420,339
*Famous Dave’s of America, Inc.	1,098	6,862
*Federal Mogul Corp.	4,300	70,434
*FGX International Holdings, Ltd.	2,663	52,328
Finish Line, Inc. Class A	6,378	70,732
*Fisher Communications, Inc.	1,200	15,432
Foot Locker, Inc.	11,941	134,814
*Ford Motor Co.	317,740	3,444,302
Fortune Brands, Inc.	11,280	468,910
FortuNet, Inc.	400	896
*Fossil, Inc.	6,950	226,918
Fred’s, Inc.	5,517	55,336
#*Fuel Systems Solutions, Inc.	2,050	73,062
*Furniture Brands International, Inc.	4,400	22,704
*Gaiam, Inc.	100	645
#*GameStop Corp. Class A	17,340	342,812
Gaming Partners International Corp.	800	4,528
Gannett Co., Inc.	22,900	369,835
Gap, Inc.	71,030	1,355,252
#Garmin, Ltd.	20,897	675,182
#*Gaylord Entertainment Co.	2,537	48,812
*Genesco, Inc.	2,400	56,592
Gentex Corp.	13,434	257,530
#Genuine Parts Co.	15,730	592,706
*G-III Apparel Group, Ltd.	1,400	24,374
*Global Traffic Network, Inc.	2,700	11,988
*Goodyear Tire & Rubber Co.	23,460	312,956
*Great Wolf Resorts, Inc.	4,588	10,598
*Group 1 Automotive, Inc.	2,780	80,620
Guess?, Inc.	9,000	357,390
#*Gymboree Corp.	3,300	128,733
H&R Block, Inc.	33,820	727,806
#*Hanesbrands, Inc.	8,675	199,265
#Harley-Davidson, Inc.	21,200	482,088

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Harman International Industries, Inc.	6,800	$241,740
#Harte-Hanks, Inc.	9,156	96,687
Hasbro, Inc.	14,100	430,755
#Haverty Furniture Cos., Inc.	1,700	20,961
*Hawk Corp.	1,220	21,191
*Helen of Troy, Ltd.	4,400	103,708
#*hhgregg, Inc.	3,700	78,810
*Hibbett Sporting Goods, Inc.	2,888	61,283
Hillenbrand, Inc.	6,205	113,862
Home Depot, Inc.	167,530	4,692,515
Hooker Furniture Corp.	1,600	20,336
*Hot Topic, Inc.	6,106	35,110
#*Hovnanian Enterprises, Inc.	6,300	22,932
*HSN, Inc.	5,404	103,433
*Iconix Brand Group, Inc.	7,198	90,839
Interactive Data Corp.	9,600	274,848
International Game Technology	26,800	491,512
International Speedway Corp.	2,675	68,774
#*Interpublic Group of Cos., Inc.	47,416	306,307
*Interval Leisure Group, Inc.	4,310	54,823
*iRobot Corp.	2,385	37,683
*Isle of Capri Casinos, Inc.	4,000	32,200
#*ITT Educational Services, Inc.	3,790	367,137
*J. Alexander’s Corp.	800	2,680
*J. Crew Group, Inc.	5,783	226,751
J.C. Penney Co., Inc.	24,170	600,141
*Jack in the Box, Inc.	6,300	122,913
*JAKKS Pacific, Inc.	2,600	28,600
Jarden Corp.	7,825	238,506
*Jo-Ann Stores, Inc.	2,773	97,110
Johnson Controls, Inc.	58,851	1,637,823
*Johnson Outdoors, Inc.	1,287	13,655
Jones Apparel Group, Inc.	9,866	142,465
#*Jos. A. Bank Clothiers, Inc.	2,200	92,202
Journal Communications, Inc.	500	1,760
*K12, Inc.	1,700	33,983
KB Home	9,900	151,272
*Kenneth Cole Productions, Inc. Class A	1,100	11,264
*Kirkland’s, Inc.	1,700	26,282
#*Knology, Inc.	3,600	39,312
*Kohl’s Corp.	30,860	1,554,418
*Kona Grill, Inc.	1,120	4,032
*Krispy Kreme Doughnuts, Inc.	6,700	18,894
#*K-Swiss, Inc. Class A	2,837	25,760
*Lakeland Industries, Inc.	1,000	8,430
#*Lamar Advertising Co.	7,515	214,929
#*Las Vegas Sands Corp.	65,800	1,019,900
*La-Z-Boy, Inc.	6,000	60,900
*Learning Tree International, Inc.	1,754	19,329
Leggett & Platt, Inc.	14,897	272,019
Lennar Corp. Class A	14,500	222,720
Lennar Corp. Class B	100	1,219
#*Liberty Global, Inc. Class A	14,837	376,563
*Liberty Global, Inc. Class B	95	2,418
#*Liberty Global, Inc. Series C	14,812	371,189
*Liberty Media Corp. Capital Class A	10,116	261,903
*Liberty Media Corp. Interactive Class A	58,700	609,306
*Liberty Media Corp. Interactive Class B	400	4,184
*Liberty Media Corp. Series A	5,255	246,460
*Liberty Media-Starz Corp. Series B	227	10,689
#*Life Time Fitness, Inc.	3,100	74,245

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Lifetime Brands, Inc.	300	$2,391
Limited Brands, Inc.	31,260	594,565
*LIN TV Corp.	2,800	13,356
#*Lincoln Educational Services Corp.	3,676	76,167
*Live Nation Entertainment, Inc.	5,286	60,635
#*Liz Claiborne, Inc.	11,000	53,570
#*LKQ Corp.	13,389	251,044
#*LodgeNet Interactive Corp.	1,700	9,299
Lowe’s Cos., Inc.	141,840	3,070,836
*Luby’s, Inc.	1,849	6,342
*Lumber Liquidators Holdings, Inc.	1,700	40,256
*M/I Homes, Inc.	2,200	22,704
*Mac-Gray Corp.	1,591	14,255
Macy’s, Inc.	40,200	640,386
*Maidenform Brands, Inc.	2,442	36,508
Marcus Corp.	2,400	26,832
#Marine Products Corp.	3,012	15,241
*MarineMax, Inc.	600	5,418
#Marriott International, Inc. Class A	33,772	885,840
#*Martha Stewart Living Omnimedia, Inc.	3,500	15,505
Mattel, Inc.	34,665	683,594
Matthews International Corp. Class A	3,400	115,090
*McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	18,293
McDonald’s Corp.	108,600	6,779,898
McGraw-Hill Cos., Inc.	25,200	893,340
MDC Holdings, Inc.	5,260	176,736
*Media General, Inc.	800	6,520
*Mediacom Communications Corp.	5,481	22,801
#Men’s Wearhouse, Inc. (The)	5,635	113,545
Meredith Corp.	3,900	120,822
#*Meritage Homes Corp.	3,900	87,321
*MGM Mirage	45,725	505,718
*Midas, Inc.	1,456	12,012
*Modine Manufacturing Co.	3,900	37,089
#*Mohawk Industries, Inc.	7,200	298,152
#*Monarch Casino & Resort, Inc.	2,372	16,960
Monro Muffler Brake, Inc.	1,688	57,763
*Morgans Hotel Group Co.	2,500	10,025
#*Morningstar, Inc.	4,800	226,848
*Morton’s Restaurant Group, Inc.	1,090	4,175
Movado Group, Inc.	2,362	25,817
*Multimedia Games, Inc.	2,364	11,655
*Nathan’s Famous, Inc.	1,109	16,690
National CineMedia, Inc.	4,700	70,406
#National Presto Industries, Inc.	1,100	125,972
#*Netflix, Inc.	6,500	404,625
*New Frontier Media, Inc.	1,100	2,321
*New York & Co., Inc.	5,059	18,212
*New York Times Co. Class A (The)	12,700	164,084
Newell Rubbermaid, Inc.	28,884	391,956
News Corp. Class A	167,551	2,112,818
News Corp. Class B	80,892	1,187,495
*Nexstar Broadcasting Group, Inc.	600	2,748
NIKE, Inc. Class B	38,400	2,448,000
#Nordstrom, Inc.	21,900	756,426
Nutri/System, Inc.	3,600	73,296
#*NVR, Inc.	500	342,070
*O’Charley’s, Inc.	1,700	12,580
*Office Depot, Inc.	24,100	136,888
*OfficeMax, Inc.	7,500	97,275
Omnicom Group, Inc.	29,500	1,041,350

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Orbitz Worldwide, Inc.	1,500	$9,210
#*O’Reilly Automotive, Inc.	14,158	535,172
#*Orleans Homebuilders, Inc.	1,545	2,256
*Outdoor Channel Holdings, Inc.	3,807	19,225
*Overstock.com, Inc.	2,430	28,820
Oxford Industries, Inc.	600	10,704
#*P.F. Chang’s China Bistro, Inc.	2,500	96,500
#*Pacific Sunwear of California, Inc.	6,200	21,824
*Palm Harbor Homes, Inc.	1,500	3,075
*Panera Bread Co.	3,000	214,260
*Papa John’s International, Inc.	2,800	66,080
*Peet’s Coffee & Tea, Inc.	1,500	49,050
*Penn National Gaming, Inc.	8,100	218,538
#*Penske Automotive Group, Inc.	8,674	121,956
*Perry Ellis International, Inc.	969	15,533
#PetMed Express, Inc.	2,200	40,546
PetSmart, Inc.	13,200	339,900
Phillips-Van Heusen Corp.	5,991	235,386
*Pier 1 Imports, Inc.	5,800	29,580
*Pinnacle Entertainment, Inc.	5,100	41,616
*Playboy Enterprises, Inc. Class B	3,000	9,780
Polaris Industries, Inc.	4,625	204,471
Polo Ralph Lauren Corp.	5,700	467,400
Pool Corp.	3,300	60,588
#*Pre-Paid Legal Services, Inc.	1,200	47,844
#*Priceline.com, Inc.	4,300	840,005
#Primedia, Inc.	3,300	10,164
#*Princeton Review, Inc.	5,159	21,823
*Pulte Homes, Inc.	36,437	383,317
*Quiksilver, Inc.	2,800	5,656
*Radio One, Inc. Class D	900	2,889
RadioShack Corp.	11,083	216,340
*RC2 Corp.	1,400	20,118
*RCN Corp.	4,500	44,145
*Red Lion Hotels Corp.	2,034	12,062
#*Red Robin Gourmet Burgers, Inc.	1,300	23,959
Regal Entertainment Group	13,460	198,804
#Regis Corp.	3,900	62,127
*Rent-A-Center, Inc.	6,980	139,600
*Rentrak Corp.	1,137	18,999
*Retail Ventures, Inc.	4,157	34,420
RG Barry Corp.	1,300	11,505
#Ross Stores, Inc.	12,600	578,718
#*Royal Caribbean Cruises, Ltd.	22,200	579,198
*Rubio’s Restaurants, Inc.	1,297	10,052
*Ruby Tuesday, Inc.	5,500	38,005
*Ruth’s Hospitality Group, Inc.	1,700	4,743
Ryland Group, Inc.	3,100	69,006
*Saga Communications, Inc.	507	6,642
*Saks, Inc.	8,910	57,380
*Salem Communications Corp.	400	2,140
*Sally Beauty Holdings, Inc.	18,750	156,375
Scholastic Corp.	2,600	77,740
#*Scientific Games Corp.	6,970	98,138
Scripps Networks Interactive, Inc.	12,399	529,437
*Sealy Corp.	7,900	23,542
#*Sears Holdings Corp.	11,285	1,052,665
*Select Comfort Corp.	5,200	33,644
Service Corp. International	28,770	220,666
#Sherwin-Williams Co.	11,100	703,185
*Shiloh Industries, Inc.	3,192	14,364

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Shoe Carnival, Inc.	1,463	$26,729
*Shuffle Master, Inc.	6,626	58,905
*Shutterfly, Inc.	3,000	47,460
#*Signet Jewelers, Ltd. ADR	7,900	216,144
*Sinclair Broadcast Group, Inc. Class A	3,800	19,190
*Skechers U.S.A., Inc. Class A	3,800	106,628
Skyline Corp.	800	14,648
*Smith & Wesson Holding Corp.	4,800	19,008
Snap-On, Inc.	6,470	264,494
*Sonic Automotive, Inc.	2,501	23,885
*Sonic Corp.	4,163	35,094
#Sotheby’s Class A	5,800	134,792
Spartan Motors, Inc.	3,375	20,250
*Spectrum Group International, Inc.	531	1,009
Speedway Motorsports, Inc.	5,200	86,424
Sport Supply Group, Inc.	2,340	27,823
Stage Stores, Inc.	3,250	41,990
#*Stamps.com, Inc.	1,943	17,176
*Standard Motor Products, Inc.	1,900	14,896
*Stanley Furniture, Inc.	1,979	19,295
Stanley Works (The)	8,557	438,546
#Staples, Inc.	71,350	1,673,871
*Starbucks Corp.	73,430	1,600,040
#Starwood Hotels & Resorts Worldwide, Inc.	18,100	603,092
*Steak n Shake Co. (The)	215	69,067
*Stein Mart, Inc.	4,300	33,970
*Steinway Musical Instruments, Inc.	900	14,670
*Steven Madden, Ltd.	2,250	90,315
Stewart Enterprises, Inc.	8,882	45,032
*Stoneridge, Inc.	3,400	23,732
#Strayer Education, Inc.	1,500	311,670
Sturm Ruger & Co., Inc.	1,500	15,630
Superior Industries International, Inc.	2,200	32,362
#Systemax, Inc.	6,196	108,616
#*Talbots, Inc.	5,170	58,214
*Tandy Brands Accessories, Inc.	700	2,065
*Tandy Leather Factory, Inc.	663	2,453
Target Corp.	74,230	3,805,772
*Tempur-Pedic International, Inc.	7,700	191,653
*Tenneco, Inc.	5,600	99,008
*Texas Roadhouse, Inc.	8,700	101,181
Thor Industries, Inc.	6,661	211,487
Tiffany & Co.	14,000	568,540
*Timberland Co. Class A	5,400	92,880
Time Warner Cable, Inc.	37,404	1,630,440
Time Warner, Inc.	116,786	3,205,776
TJX Cos., Inc. (The)	44,721	1,699,845
*Toll Brothers, Inc.	15,860	292,934
*Town Sports International Holdings, Inc.	3,500	8,260
*Tractor Supply Co.	3,501	176,695
#*True Religion Apparel, Inc.	2,500	48,275
*TRW Automotive Holdings Corp.	10,900	251,027
*Tuesday Morning Corp.	3,100	13,547
Tupperware Corp.	6,100	259,006
*Ulta Salon Cosmetics & Fragrance, Inc.	4,600	89,240
*Under Armour, Inc. Class A	3,200	81,280
*Unifi, Inc.	5,300	17,702
UniFirst Corp.	1,740	87,418
*Universal Electronics, Inc.	1,700	40,409
*Universal Technical Institute, Inc.	1,600	29,392
*Urban Outfitters, Inc.	17,000	536,690

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
V.F. Corp.	11,650	$839,150
#*Vail Resorts, Inc.	5,400	181,980
*Valassis Communications, Inc.	3,990	83,511
Value Line, Inc.	400	10,148
*ValueVision Media, Inc.	500	2,060
*VCG Holding Corp.	1,800	3,870
#*Viacom, Inc. Class A	5,500	169,455
*Viacom, Inc. Class B	56,400	1,643,496
#*Volcom, Inc.	1,626	25,642
*WABCO Holdings, Inc.	6,243	161,382
#*Warnaco Group, Inc.	4,285	165,915
*Warner Music Group Corp.	14,000	67,620
Weight Watchers International, Inc.	7,600	219,336
Wendy’s/Arby’s Group, Inc.	48,718	224,590
#*West Marine, Inc.	2,681	22,494
*Wet Seal, Inc. (The)	11,405	38,207
Whirlpool Corp.	7,700	578,886
Wiley (John) & Sons, Inc. Class A	5,300	221,275
*Williams Controls, Inc.	600	4,530
Williams-Sonoma, Inc.	10,760	204,225
*Winmark Corp.	300	6,642
*Winnebago Industries, Inc.	2,700	32,265
#*WMS Industries, Inc.	5,790	214,693
Wolverine World Wide, Inc.	5,450	144,152
World Wrestling Entertainment, Inc.	3,100	49,600
Wyndham Worldwide Corp.	18,900	396,711
Wynn Resorts, Ltd.	12,460	771,025
Yum! Brands, Inc.	46,017	1,574,242
#*Zumiez, Inc.	3,400	43,282

Total Consumer Discretionary		132,494,814

Consumer Staples — (10.1%)
Alberto-Culver Co.	10,350	293,836
Alico, Inc.	1,200	30,768
*Alliance One International, Inc.	11,189	56,952
Altria Group, Inc.	207,400	4,118,964
*American Italian Pasta Co.	1,122	38,440
Andersons, Inc. (The)	500	13,490
Archer-Daniels-Midland Co.	64,590	1,934,470
#Avon Products, Inc.	42,400	1,277,936
B&G Foods, Inc.	4,970	44,631
*Bare Escentuals, Inc.	8,022	145,760
*BJ’s Wholesale Club, Inc.	5,300	179,087
*Boston Beer Co., Inc. Class A	1,231	56,441
Brown-Forman Corp. Class A	7,770	414,840
#Brown-Forman Corp. Class B	9,019	462,855
Bunge, Ltd.	7,970	468,556
#Calavo Growers, Inc.	1,800	30,168
Cal-Maine Foods, Inc.	2,100	68,565
Campbell Soup Co.	34,403	1,139,083
Casey’s General Stores, Inc.	5,660	173,649
*Central European Distribution Corp.	4,775	153,039
*Central Garden & Pet Co.	2,800	26,712
*Central Garden & Pet Co. Class A	7,529	66,180
*Chattem, Inc.	2,100	196,266
*Chiquita Brands International, Inc.	4,900	71,883
Church & Dwight Co., Inc.	7,550	455,189
Clorox Co.	14,071	832,581
Coca-Cola Co.	236,462	12,828,063
Coca-Cola Enterprises, Inc.	48,544	980,103
Colgate-Palmolive Co.	57,720	4,619,332

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
ConAgra, Inc.	47,279	$1,075,124
*Constellation Brands, Inc. Class A	21,012	337,873
Corn Products International, Inc.	8,033	228,298
Costco Wholesale Corp.	39,750	2,282,842
CVS Caremark Corp.	145,847	4,721,067
*Darling International, Inc.	8,700	67,773
*Dean Foods Co.	16,650	293,540
Del Monte Foods Co.	22,025	250,644
Diamond Foods, Inc.	2,435	87,465
Dr Pepper Snapple Group, Inc.	29,420	813,757
*Elizabeth Arden, Inc.	3,500	54,320
*Energizer Holdings, Inc.	6,400	355,200
Estee Lauder Cos., Inc.	11,600	609,232
Farmer Brothers Co.	2,099	36,082
#Flowers Foods, Inc.	9,918	240,908
*Fresh Del Monte Produce, Inc.	5,939	120,740
General Mills, Inc.	33,000	2,353,230
#*Great Atlantic & Pacific Tea Co.	4,751	35,585
#*Green Mountain Coffee, Inc.	3,986	338,093
H.J. Heinz Co.	31,300	1,365,619
#*Hain Celestial Group, Inc.	4,000	63,960
#*Hansen Natural Corp.	7,824	300,833
Herbalife, Ltd.	6,200	240,870
Hershey Co. (The)	16,880	614,938
Hormel Foods Corp.	13,400	518,580
*HQ Sustainable Maritime Industries, Inc.	1,600	11,264
Imperial Sugar Co.	1,726	28,289
Ingles Markets, Inc.	1,610	22,798
Inter Parfums, Inc.	3,152	41,953
J & J Snack Foods Corp.	2,198	91,898
J.M. Smucker Co.	12,176	731,412
Kellogg Co.	36,700	1,997,214
Kimberly-Clark Corp.	38,810	2,304,926
Kraft Foods, Inc.	155,924	4,312,858
Kroger Co. (The)	63,700	1,365,091
Lancaster Colony Corp.	2,988	162,995
Lance, Inc.	3,800	84,512
*Lifeway Foods, Inc.	1,134	13,551
Lorillard, Inc.	16,008	1,211,806
Mannatech, Inc.	2,370	7,181
McCormick & Co., Inc.	11,914	432,478
McCormick & Co., Inc. Voting	607	22,052
*Medifast, Inc.	3,000	49,950
Molson Coors Brewing Co.	17,150	720,300
Nash-Finch Co.	1,300	44,850
#*National Beverage Corp.	4,676	53,914
*Natural Alternatives International, Inc.	1,000	7,655
*NBTY, Inc.	11,100	494,283
Nu Skin Enterprises, Inc. Class A	6,010	139,672
*Nutraceutical International Corp.	1,559	20,251
Oil-Dri Corp. of America	641	10,179
*Omega Protein Corp.	2,100	9,030
*Overhill Farms, Inc.	2,000	8,820
*Pantry, Inc.	3,100	41,757
PepsiAmericas, Inc.	13,200	383,460
PepsiCo, Inc.	152,879	9,114,646
Philip Morris International, Inc.	194,243	8,839,999
*Prestige Brands Holdings, Inc.	4,300	33,411
PriceSmart, Inc.	3,522	70,475
Procter & Gamble Co.	302,783	18,636,294
*Ralcorp Holdings, Inc.	5,695	351,951

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Reddy Ice Holdings, Inc.	2,200	$11,000
Reliv’ International, Inc.	1,707	5,121
*Revlon, Inc.	4,600	70,886
Reynolds American, Inc.	29,197	1,553,280
Rocky Mountain Chocolate Factory, Inc.	950	8,265
#Ruddick Corp.	5,200	147,420
Safeway, Inc.	42,600	956,370
Sanderson Farms, Inc.	2,350	109,862
*Sanfilippo (John B.) & Son, Inc.	1,596	24,339
Sara Lee Corp.	61,153	742,397
#*Smart Balance, Inc.	7,834	43,557
*Smithfield Foods, Inc.	15,600	234,936
Spartan Stores, Inc.	2,074	28,082
*SUPERVALU, Inc.	16,097	236,787
*Susser Holdings Corp.	2,446	21,574
#Sysco Corp.	48,900	1,368,711
Tasty Baking Co.	400	2,756
Tootsie Roll Industries, Inc.	4,606	119,894
#*TreeHouse Foods, Inc.	4,830	187,114
Tyson Foods, Inc. Class A	26,840	370,929
*United Natural Foods, Inc.	4,776	129,477
United-Guardian, Inc.	600	6,822
#Universal Corp.	2,600	118,014
*USANA Health Sciences, Inc.	1,310	37,230
#Vector Group, Ltd.	7,794	109,038
Walgreen Co.	97,825	3,526,591
Wal-Mart Stores, Inc.	325,040	17,366,887
WD-40 Co.	1,600	49,232
Weis Markets, Inc.	3,501	124,321
#*Whole Foods Market, Inc.	13,383	364,285
*Winn-Dixie Stores, Inc.	7,429	75,256

Total Consumer Staples		128,608,020

Energy — (9.9%)
Adams Resources & Energy, Inc.	600	12,600
*Allis-Chalmers Energy, Inc.	1,800	6,570
Alon USA Energy, Inc.	5,700	40,812
*Alpha Natural Resources, Inc.	11,028	447,847
*American Oil & Gas, Inc.	3,800	15,390
Anadarko Petroleum Corp.	51,050	3,255,969
Apache Corp.	33,725	3,331,018
*Approach Resources, Inc.	1,300	10,413
#Arch Coal, Inc.	15,000	316,050
*Arena Resources, Inc.	4,136	158,574
*Atlas Energy, Inc.	7,038	212,899
*ATP Oil & Gas Corp.	4,679	67,705
*Atwood Oceanics, Inc.	6,700	224,584
Baker Hughes, Inc.	29,000	1,313,120
*Basic Energy Services, Inc.	4,350	40,846
Berry Petroleum Corp. Class A	4,900	132,692
*Bill Barrett Corp.	4,720	146,320
*BioFuel Energy, Corp.	2,400	7,392
BJ Services Co.	25,800	533,286
*Bolt Technology Corp.	1,050	10,500
#*BPZ Resources, Inc.	10,000	59,400
*Brigham Exploration Co.	9,000	117,360
*Bristow Group, Inc.	3,356	119,809
*Bronco Drilling Co., Inc.	3,500	17,570
Cabot Oil & Gas Corp.	10,500	401,835
*Cal Dive International, Inc.	9,937	69,956
*Cameron International Corp.	25,005	941,688

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
CARBO Ceramics, Inc.	3,050	$201,056
#*Carrizo Oil & Gas, Inc.	3,100	74,400
*Cheniere Energy, Inc.	1,451	4,135
Chesapeake Energy Corp.	63,138	1,564,560
Chevron Corp.	193,214	13,934,594
Cimarex Energy Co.	7,133	351,015
*Clayton Williams Energy, Inc.	1,100	36,102
#*Clean Energy Fuels Corp.	6,800	113,832
*CNX Gas Corp.	15,301	410,526
*Complete Production Services, Inc.	2,500	31,325
*Comstock Resources, Inc.	5,500	214,445
*Concho Resources, Inc.	10,600	475,622
ConocoPhillips	139,804	6,710,592
CONSOL Energy, Inc.	18,500	862,285
*Contango Oil & Gas Co.	1,700	82,875
*Continental Resources, Inc.	16,492	626,201
*CREDO Petroleum Corp.	1,676	15,084
*Crosstex Energy, Inc.	5,400	41,850
*CVR Energy, Inc.	7,400	59,348
*Dawson Geophysical Co.	600	13,014
Delek US Holdings, Inc.	6,500	45,370
#*Denbury Resources, Inc.	26,400	357,720
Devon Energy Corp.	44,306	2,964,514
#Diamond Offshore Drilling, Inc.	13,700	1,253,961
*Double Eagle Petroleum Co.	267	1,177
*Dresser-Rand Group, Inc.	8,200	242,556
*Dril-Quip, Inc.	4,000	209,960
El Paso Corp.	48,283	490,072
*Encore Acquisition Co.	6,225	296,434
*ENGlobal Corp.	3,900	11,973
*Ensco International P.L.C. Sponsored ADR	14,091	549,972
EOG Resources, Inc.	25,400	2,296,668
*Evolution Petroleum Corp.	4,053	18,401
EXCO Resources, Inc.	21,650	379,741
#*Exterran Holdings, Inc.	5,400	109,512
Exxon Mobil Corp.	515,151	33,191,179
#*FMC Technologies, Inc.	12,382	658,351
*Forest Oil Corp.	10,189	245,759
Frontier Oil Corp.	9,600	119,616
*FX Energy, Inc.	5,500	16,280
General Maritime Corp.	3,300	25,542
*Geokinetics, Inc.	900	8,820
#*GeoResources, Inc.	2,107	26,927
*Global Industries, Ltd.	11,300	78,761
*GMX Resources, Inc.	1,700	18,003
#*Goodrich Petroleum Corp.	2,870	59,782
*Green Plains Renewable Energy, Inc.	200	2,612
Gulf Island Fabrication, Inc.	1,100	19,206
*GulfMark Offshore, Inc.	2,800	68,740
*Gulfport Energy Corp.	4,900	50,666
Halliburton Co.	87,123	2,544,863
*Harvest Natural Resources, Inc.	4,500	20,205
*Helix Energy Solutions Group, Inc.	10,266	108,922
Helmerich & Payne, Inc.	11,191	468,120
*Hercules Offshore, Inc.	9,300	36,270
Hess Corp.	33,400	1,930,186
*HKN, Inc.	866	2,537
Holly Corp.	5,500	143,550
#*Hornbeck Offshore Services, Inc.	2,700	58,077
*International Coal Group, Inc.	11,582	41,348
#*ION Geophysical Corp.	9,600	45,600

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*James River Coal Co.	2,490	$38,968
#*Key Energy Services, Inc.	13,200	127,644
*Kodiak Oil & Gas Corp.	8,200	19,352
Lufkin Industries, Inc.	1,700	107,746
Marathon Oil Corp.	71,184	2,121,995
*Mariner Energy, Inc.	9,953	143,821
Massey Energy Co.	8,900	342,828
*Matrix Service Co.	2,900	29,261
*McMoran Exploration Co.	4,331	65,875
*Mitcham Industries, Inc.	1,600	11,840
Murphy Oil Corp.	19,224	981,962
#*Nabors Industries, Ltd.	25,457	567,691
National-Oilwell, Inc.	44,432	1,817,269
*Natural Gas Services Group, Inc.	1,600	25,136
*Newfield Exploration Co.	13,600	665,584
*Newpark Resources, Inc.	9,500	37,905
Noble Energy, Inc.	16,842	1,245,297
*Northern Oil & Gas, Inc.	3,400	37,570
Occidental Petroleum Corp.	84,088	6,587,454
*Oceaneering International, Inc.	5,600	306,320
*Oil States International, Inc.	6,000	221,040
#Overseas Shipholding Group, Inc.	2,700	120,447
Panhandle Oil & Gas, Inc.	600	13,890
*Parker Drilling Co.	11,381	54,743
#*Patriot Coal Corp.	7,492	116,051
Patterson-UTI Energy, Inc.	14,800	227,328
Peabody Energy Corp.	26,223	1,104,513
Penn Virginia Corp.	3,900	94,653
*Petrohawk Energy Corp.	30,604	683,387
*Petroleum Development Corp.	800	16,768
*PetroQuest Energy, Inc.	3,100	16,864
*PHI, Inc. Non-Voting	1,795	34,931
*Pioneer Drilling Co.	4,800	38,160
Pioneer Natural Resources Co.	11,907	523,670
*Plains Exploration & Production Co.	12,593	419,977
*Pride International, Inc.	19,306	571,458
*Quicksilver Resources, Inc.	16,800	223,272
Range Resources Corp.	16,400	754,400
*Rex Energy Corp.	4,000	49,560
*Rosetta Resources, Inc.	5,600	115,136
#*Rowan Cos., Inc.	10,981	235,872
RPC, Inc.	10,300	127,205
#*SandRidge Energy, Inc.	19,700	166,662
Schlumberger, Ltd.	115,348	7,319,984
*SEACOR Holdings, Inc.	2,000	140,500
*Seahawk Drilling, Inc.	1,319	27,580
Smith International, Inc.	19,981	605,824
Southern Union Co.	13,148	289,783
*Southwestern Energy Co.	34,540	1,481,075
Spectra Energy Corp.	34,832	740,180
St. Mary Land & Exploration Co.	7,000	224,280
*Sunoco, Inc.	12,087	303,263
*Superior Energy Services, Inc.	8,200	188,354
*Superior Well Services, Inc.	2,100	33,243
*Swift Energy Corp.	3,230	80,944
*T-3 Energy Services, Inc.	2,800	63,140
#Tesoro Petroleum Corp.	13,900	173,750
*Tetra Technologies, Inc.	8,150	85,249
*TGC Industries, Inc.	1,513	6,067
Tidewater, Inc.	5,500	257,510
Toreador Resources Corp.	1,500	18,915

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Union Drilling, Inc.	1,000	$7,270
*Unit Corp.	5,000	227,700
*Uranium Energy Corp.	3,900	11,739
*USEC, Inc.	15,699	62,796
VAALCO Energy, Inc.	7,100	30,033
Valero Energy Corp.	51,202	943,141
*Venoco, Inc.	5,701	65,733
W&T Offshore, Inc.	6,748	60,125
*Western Refining, Inc.	2,700	12,339
*Westmoreland Coal Co.	937	9,604
*Whiting Petroleum Corp.	5,250	349,440
#*Willbros Group, Inc.	4,500	68,805
Williams Cos., Inc. (The)	57,800	1,204,552
World Fuel Services Corp.	6,150	147,784
XTO Energy, Inc.	58,473	2,606,142

Total Energy		126,111,368

Financials — (12.5%)
1st Source Corp.	2,550	38,888
Abington BanCorp, Inc.	3,523	25,154
Advance America Cash Advance Centers, Inc.	5,900	28,497
#*Affiliated Managers Group, Inc.	4,050	245,308
*Affirmative Insurance Holdings, Inc.	1,600	6,944
Aflac, Inc.	41,613	2,015,318
*Allegheny Corp.	859	224,293
Allied World Assurance Co. Holdings, Ltd.	5,300	237,228
Allstate Corp.	50,367	1,507,484
*Altisource Portfolio Solutions SA	2,966	68,070
American Equity Investment Life Holding Co.	3,790	27,819
American Express Co.	111,205	4,187,980
American Financial Group, Inc.	12,498	310,075
American National Insurance Co.	2,477	263,652
American Physicians Capital, Inc.	1,200	33,312
American River Bankshares	882	7,056
*American Safety Insurance Holdings, Ltd.	1,000	13,750
#*AmeriCredit Corp.	15,090	316,437
Ameriprise Financial, Inc.	26,340	1,007,242
Ameris BanCorp	1,928	18,008
*AMERISAFE, Inc.	2,988	51,692
*AmeriServe Financial, Inc.	100	147
AmTrust Financial Services, Inc.	7,200	86,184
AON Corp.	27,735	1,078,891
*Arch Capital Group, Ltd.	6,070	434,248
*Argo Group International Holdings, Ltd.	4,180	111,773
Arrow Financial Corp.	1,334	34,657
Aspen Insurance Holdings, Ltd.	9,590	255,382
*Asset Acceptance Capital Corp.	3,597	20,935
Associated Banc-Corp.	13,242	168,438
Assurant, Inc.	12,600	396,018
Assured Guaranty, Ltd.	15,800	358,028
ASTA Funding, Inc.	400	2,496
Astoria Financial Corp.	7,820	103,224
Atlantic Coast Federal Corp.	699	1,055
*Avatar Holdings, Inc.	1,000	16,940
Axis Capital Holdings, Ltd.	14,740	424,512
*B of I Holding, Inc.	900	10,683
BancFirst Corp.	1,800	72,540
*Bancorp, Inc.	1,400	10,234
BancorpSouth, Inc.	9,703	222,005
#BancTrust Financial Group, Inc.	2,903	11,322
Bank Mutual Corp.	6,120	40,882

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of America Corp.	971,679	$14,750,087
Bank of Hawaii Corp.	4,800	218,304
Bank of New York Mellon Corp.	119,414	3,473,753
Bank of the Ozarks, Inc.	1,900	56,297
BankFinancial Corp.	2,730	26,071
Banner Corp.	400	1,184
BB&T Corp.	67,175	1,872,167
*Beneficial Mutual Bancorp, Inc.	8,400	75,684
Berkshire Hills Bancorp, Inc.	1,568	25,950
BGC Partners, Inc. Class A	4,100	16,687
#BlackRock, Inc.	5,312	1,135,812
#BOK Financial Corp.	7,469	354,105
Boston Private Financial Holdings, Inc.	7,520	53,918
*Broadpoint Gleacher Securities, Inc.	11,995	48,580
Brookline Bancorp, Inc.	6,300	63,063
Brooklyn Federal Bancorp, Inc.	100	868
Brown & Brown, Inc.	14,995	263,912
Cadence Financial Corp.	103	191
Camden National Corp.	900	26,118
Capital City Bank Group, Inc.	1,069	12,807
Capital One Financial Corp.	46,401	1,710,341
Capital Southwest Corp.	344	28,019
#CapitalSource, Inc.	800	3,832
Capitol Federal Financial	7,889	257,339
Cardinal Financial Corp.	3,905	36,434
*Cardtronics, Inc.	3,500	38,115
Cash America International, Inc.	2,635	99,050
#*CB Richard Ellis Group, Inc.	28,965	356,269
Center BanCorp, Inc.	1,915	15,856
*Center Financial Corp.	2,200	10,472
CenterState Banks of Florida, Inc.	400	4,424
*Central Jersey BanCorp	1,260	3,755
Charles Schwab Corp. (The)	113,500	2,075,915
Chemical Financial Corp.	3,399	72,025
Chubb Corp.	35,507	1,775,350
Cincinnati Financial Corp.	14,709	388,170
Citigroup, Inc.	1,111,722	3,690,917
Citizens Community Bancorp, Inc.	600	2,505
#*Citizens, Inc.	6,415	41,377
City Holding Co.	1,500	47,145
City National Corp.	3,500	172,865
Clifton Savings Bancorp, Inc.	4,183	35,765
CME Group, Inc.	6,300	1,806,966
#*CNA Financial Corp.	26,036	611,586
*CNA Surety Corp.	5,300	74,200
CoBiz Financial, Inc.	3,100	16,554
Cohen & Steers, Inc.	4,200	85,428
Columbia Banking System, Inc.	2,213	42,025
Comerica, Inc.	16,300	562,513
Commerce Bancshares, Inc.	7,932	313,949
Community Bank System, Inc.	3,381	70,697
#Community Trust BanCorp, Inc.	1,590	40,275
#CompuCredit Holdings Corp.	5,700	19,038
*Conseco, Inc.	8,200	39,032
Consolidated-Tokoma Land Co.	681	22,527
*Credit Acceptance Corp.	2,900	154,338
Cullen Frost Bankers, Inc.	6,720	344,870
#CVB Financial Corp.	9,813	94,009
Danvers Bancorp, Inc.	2,435	33,213
Delphi Financial Group, Inc. Class A	4,900	99,225
Diamond Hill Investment Group, Inc.	293	17,211

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Dime Community Bancshares, Inc.	2,700	$32,643
Discover Financial Services	52,600	719,568
*Dollar Financial Corp.	2,000	45,100
Donegal Group, Inc. Class A	3,297	48,631
*Doral Financial Corp.	3,300	11,715
Duff & Phelps Corp.	2,200	35,728
East West Bancorp, Inc.	6,546	107,551
Eastern Insurance Holdings, Inc.	1,500	12,645
Eaton Vance Corp.	11,370	327,570
#*eHealth, Inc.	2,800	50,960
EMC Insurance Group, Inc.	1,000	20,680
*Employers Holdings, Inc.	3,900	51,597
*Encore Bancshares, Inc.	300	2,472
#*Encore Capital Group, Inc.	2,822	44,503
Endurance Specialty Holdings, Ltd.	6,500	234,130
*Enstar Group, Ltd.	1,100	71,379
Enterprise Financial Services Corp.	1,766	16,494
Erie Indemnity Co.	5,200	202,800
ESSA Bancorp, Inc.	2,588	30,668
#Evercore Partners, Inc. Class A	1,600	47,792
Everest Re Group, Ltd.	6,600	565,884
*EZCORP, Inc.	1,100	19,976
F.N.B. Corp.	8,009	56,784
FBL Financial Group, Inc. Class A	1,100	19,734
Federal Agricultural Mortgage Corp.	1,781	13,464
#Federated Investors, Inc.	9,762	247,760
Fidelity National Financial, Inc.	22,699	292,817
*Fidelity Southern Corp.	1,030	5,223
Fifth Third Bancorp	77,100	959,124
Financial Federal Corp.	2,800	76,328
Financial Institutions, Inc.	600	7,560
*First Acceptance Corp.	5,350	10,272
First American Corp.	9,349	276,450
First Bancorp	1,500	23,220
First Busey Corp.	2,279	8,090
*First Cash Financial Services, Inc.	3,522	80,407
First Citizens BancShares, Inc.	100	16,771
First Community Bancshares, Inc.	1,100	12,826
First Defiance Financial Corp.	1,738	18,353
First Financial Bancorp	4,812	78,917
First Financial Bankshares, Inc.	2,390	126,790
First Financial Corp.	1,700	46,920
First Financial Holdings, Inc.	1,825	21,517
First Financial Northwest, Inc.	3,660	22,655
*First Horizon National Corp.	22,406	290,158
*First Marblehead Corp. (The)	700	1,498
First Merchants Corp.	1,745	11,796
First Mercury Financial Corp.	2,596	34,034
First Midwest Bancorp, Inc.	4,100	53,997
First Niagara Financial Group, Inc.	16,396	225,117
First Place Financial Corp.	1,829	5,725
First Security Group, Inc.	1,628	3,793
*First South Bancorp, Inc.	1,785	18,028
FirstMerit Corp.	8,666	177,566
Flagstone Reinsurance Holdings, Ltd.	6,700	70,149
Flushing Financial Corp.	1,928	23,618
#FNB United Corp.	237	382
#*Forest City Enterprises, Inc. Class A	12,804	144,813
*Forest City Enterprises, Inc. Class B	3,286	37,033
*FPIC Insurance Group, Inc.	867	32,903
Franklin Resources, Inc.	27,480	2,721,344

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Fulton Financial Corp.	11,759	$108,653
*GAINSCO, Inc.	93	816
Gallagher (Arthur J.) & Co.	11,325	255,379
GAMCO Investors, Inc.	767	31,501
*Genworth Financial, Inc.	47,300	654,632
German American Bancorp, Inc.	1,900	28,234
GFI Group, Inc.	12,500	60,875
Glacier Bancorp, Inc.	5,234	75,056
Goldman Sachs Group, Inc.	51,300	7,629,336
Great Southern Bancorp, Inc.	1,583	35,570
#Greene Bancshares, Inc.	700	3,955
Greenhill & Co., Inc.	2,800	217,840
*Greenlight Capital Re, Ltd.	3,500	84,525
*Guaranty Bancorp	207	300
*Hallmark Financial Services, Inc.	2,534	19,892
Hampden Bancorp, Inc.	504	5,393
#Hampton Roads Bankshares, Inc.	1,203	2,394
Hancock Holding Co.	3,400	139,196
Hanover Insurance Group, Inc.	5,130	217,615
Harleysville Group, Inc.	3,795	122,578
Harleysville National Corp.	599	3,828
*Harris & Harris Group, Inc.	3,600	14,544
Hartford Financial Services Group, Inc.	39,600	950,004
HCC Insurance Holdings, Inc.	12,425	336,718
Heartland Financial USA, Inc.	2,089	29,142
Heritage Commerce Corp.	841	3,196
Heritage Financial Corp.	905	12,724
Heritage Financial Group	1,785	14,833
*HFF, Inc.	1,500	9,270
*Hilltop Holdings, Inc.	7,200	81,504
Home Bancshares, Inc.	2,684	65,973
Home Federal Bancorp, Inc.	2,521	33,529
HopFed Bancorp, Inc.	200	2,080
Horace Mann Educators Corp.	2,800	33,572
Hudson City Bancorp, Inc.	54,732	726,294
Huntington Bancshares, Inc.	67,300	322,367
IBERIABANK Corp.	1,925	102,872
Independence Holding Co.	2,500	20,325
Independent Bank Corp.	1,972	45,948
Infinity Property & Casualty Corp.	800	31,728
#*Interactive Brokers Group, Inc.	4,380	69,642
*IntercontinentalExchange, Inc.	7,263	693,471
*International Assets Holding Corp.	1,415	21,069
International Bancshares Corp.	6,326	131,834
*Intervest Bancshares Corp.	254	1,016
Invesco, Ltd.	43,768	844,722
*Investment Technology Group, Inc.	3,824	78,392
*Investors Bancorp, Inc.	10,052	118,915
#Janus Capital Group, Inc.	17,800	217,338
*Jefferies Group, Inc.	16,953	432,980
JMP Group, Inc.	2,391	18,578
Jones Lang LaSalle, Inc.	3,200	182,432
JPMorgan Chase & Co.	409,006	15,926,694
#*KBW, Inc.	3,585	95,218
Kearny Financial Corp.	10,800	104,760
KeyCorp	70,500	506,190
K-Fed Bancorp	1,291	11,438
*Knight Capital Group, Inc.	9,475	148,189
#Lakeland Bancorp, Inc.	2,574	17,709
Lakeland Financial Corp.	1,700	31,535
Legacy Bancorp, Inc.	1,200	11,508

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Legg Mason, Inc.	15,640	$403,199
*Leucadia National Corp.	23,300	520,289
Life Partners Holdings, Inc.	1,625	32,305
Lincoln National Corp.	29,250	718,965
Loews Corp.	43,900	1,570,303
*Louisiana Bancorp, Inc.	200	2,930
#M&T Bank Corp.	9,986	736,468
#*Macatawa Bank Corp.	2,310	4,297
MainSource Financial Group, Inc.	1,600	8,816
#*Markel Corp.	1,093	355,236
*Market Leader, Inc.	900	1,737
MarketAxess Holdings, Inc.	3,416	46,560
*Marlin Business Services Corp.	2,700	26,514
Marsh & McLennan Cos., Inc.	51,387	1,107,904
Marshall & Ilsley Corp.	24,300	167,913
Max Capital Group, Ltd.	3,500	78,820
MB Financial, Inc.	3,900	79,092
*MBIA, Inc.	25,900	127,687
MBT Financial Corp.	885	1,575
*MCG Capital Corp.	4,800	22,032
Meadowbrook Insurance Group, Inc.	7,513	50,713
Medallion Financial Corp.	3,100	24,893
Mercer Insurance Group, Inc.	1,116	18,972
Merchants Bancshares, Inc.	894	18,595
Mercury General Corp.	6,041	230,887
*Meridian Interstate Bancorp, Inc.	2,501	23,810
MetLife, Inc.	77,136	2,724,444
*Metro Bancorp, Inc.	200	2,572
*MF Global Holdings, Ltd.	12,100	79,255
*MGIC Investment Corp.	11,500	69,575
MidSouth Bancorp, Inc.	900	13,590
Montpelier Re Holdings, Ltd.	9,900	167,211
Moody’s Corp.	23,270	642,019
Morgan Stanley	133,543	3,576,282
*MSCI, Inc.	9,977	294,920
*Nara Bancorp, Inc.	106	969
*NASDAQ OMX Group, Inc. (The)	15,230	273,988
*National Financial Partners Corp.	3,900	32,955
National Interstate Corp.	1,900	34,200
National Penn Bancshares, Inc.	3,344	20,064
*Navigators Group, Inc.	1,900	81,073
NBT Bancorp, Inc.	3,984	83,106
Nelnet, Inc. Class A	2,640	44,062
New England Bancshares, Inc.	1,000	5,570
New Westfield Financial, Inc.	4,099	33,448
New York Community Bancorp, Inc.	29,075	436,997
NewAlliance Bancshares, Inc.	11,700	136,188
*NewStar Financial, Inc.	3,503	15,238
Northeast Community Bancorp, Inc.	1,876	11,237
Northern Trust Corp.	24,100	1,217,532
#Northfield Bancorp, Inc.	5,398	71,470
Northrim Bancorp, Inc.	600	9,618
*Northwest Bancshares, Inc.	10,509	123,060
NYMAGIC, Inc.	100	1,570
NYSE Euronext, Inc.	23,193	542,948
OceanFirst Financial Corp.	300	3,108
#*Ocwen Financial Corp.	8,900	81,524
Old National Bancorp	6,103	73,480
Old Republic International Corp.	27,487	291,087
#Old Second Bancorp, Inc.	700	4,144
OneBeacon Insurance Group, Ltd.	3,200	41,536

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
optionsXpress Holdings, Inc.	5,834	$83,718
Oriental Financial Group, Inc.	2,300	26,174
Oritani Financial Corp.	5,347	70,099
Pacific Continental Corp.	1,300	13,195
*Pacific Mercantile Bancorp	1,425	4,261
#PacWest Bancorp	2,792	57,934
Park National Corp.	1,200	65,760
PartnerRe, Ltd.	6,200	462,458
Patriot National Bancorp	200	352
#Peapack-Gladstone Financial Corp.	1,228	13,017
*Penson Worldwide, Inc.	2,800	23,576
Peoples Bancorp, Inc.	1,197	15,537
People’s United Financial, Inc.	37,400	604,758
#*PHH Corp.	7,358	128,324
*PICO Holdings, Inc.	1,800	56,502
*Pinnacle Financial Partners, Inc.	2,100	31,752
#*Piper Jaffray Cos., Inc.	1,404	68,206
Platinum Underwriters Holdings, Ltd.	5,687	206,211
*PMA Capital Corp.	4,497	27,072
PNC Financial Services Group, Inc.	43,318	2,401,117
*Popular, Inc.	24,900	53,535
#*Portfolio Recovery Associates, Inc.	2,000	91,160
#Preferred Bank	1,269	2,030
Presidential Life Corp.	3,200	28,896
#Principal Financial Group, Inc.	31,700	730,685
PrivateBancorp, Inc.	2,700	36,720
*ProAssurance Corp.	3,400	172,584
*Progressive Corp.	66,336	1,099,851
Prosperity Bancshares, Inc.	4,800	193,536
Protective Life Corp.	6,100	102,785
Provident Financial Services, Inc.	5,262	59,987
Provident New York Bancorp	3,935	32,070
Prudential Financial, Inc.	48,490	2,424,015
QC Holdings, Inc.	2,472	15,203
Radian Group, Inc.	8,700	55,941
#Raymond James Financial, Inc.	10,975	277,777
Regions Financial Corp.	91,312	579,831
Reinsurance Group of America, Inc.	8,390	408,761
RenaissanceRe Holdings, Ltd.	6,600	357,588
Renasant Corp.	2,122	30,451
Republic Bancorp, Inc. Class A	105	1,744
*Republic First Bancorp, Inc.	1,100	4,807
Resource America, Inc.	2,228	8,533
*RiskMetrics Group, Inc.	6,100	103,944
*Riverview Bancorp, Inc.	1,705	4,092
RLI Corp.	2,530	130,194
Rockville Financial, Inc.	2,463	23,940
*Rodman & Renshaw Capital Group, Inc.	2,800	11,816
Roma Financial Corp.	4,086	47,970
Rome Bancorp, Inc.	497	3,981
#S&T Bancorp, Inc.	2,951	51,702
S.Y. Bancorp, Inc.	2,030	43,016
Safety Insurance Group, Inc.	2,200	77,000
Sanders Morris Harris Group, Inc.	3,300	15,609
#Sandy Spring Bancorp, Inc.	1,969	23,608
SCBT Financial Corp.	933	27,990
*Seabright Insurance Holdings	2,360	24,025
SEI Investments Co.	18,378	325,474
Selective Insurance Group, Inc.	5,100	78,897
*SI Financial Group, Inc.	1,500	7,935
*Signature Bank	3,760	130,021

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Simmons First National Corp. Class A	1,872	$50,244
*SLM Corp.	41,268	434,552
Smithtown Bancorp, Inc.	1,563	8,456
Somerset Hills Bancorp	945	7,362
Southern Community Financial Corp.	900	1,989
Southside Bancshares, Inc.	1,793	35,681
Southwest Bancorp, Inc.	1,600	11,984
#*St. Joe Co. (The)	9,102	236,652
StanCorp Financial Group, Inc.	4,400	189,112
State Auto Financial Corp.	4,848	76,162
State Bancorp, Inc.	2,047	15,045
State Street Corp.	49,540	2,124,275
StellarOne Corp.	2,851	29,821
Sterling Bancorp	899	6,698
Sterling Bancshares, Inc.	8,000	40,880
Stewart Information Services Corp.	500	5,130
*Stifel Financial Corp.	3,421	178,918
Student Loan Corp.	2,000	90,600
Suffolk Bancorp	900	24,264
*Sun Bancorp, Inc.	2,137	8,142
SunTrust Banks, Inc.	51,501	1,253,019
Susquehanna Bancshares, Inc.	4,730	37,130
#*SVB Financial Group	3,891	168,830
SWS Group, Inc.	1,770	21,240
T. Rowe Price Group, Inc.	26,125	1,296,322
*Taylor Capital Group, Inc.	730	6,650
TCF Financial Corp.	12,086	176,939
#*TD Ameritrade Holding Corp.	57,659	1,024,024
*Tejon Ranch Co.	1,300	39,793
*Tennessee Commerce Bancorp, Inc.	700	4,858
#*Teton Advisors, Inc.	5	68
*Texas Capital Bancshares, Inc.	4,203	70,821
TFS Financial Corp.	33,220	427,209
*Thomas Weisel Partners Group, Inc.	3,004	12,827
#*TIB Financial Corp.	454	395
Tompkins Financial Corp.	1,449	56,801
*Torchmark Corp.	8,400	377,160
Tower Group, Inc.	4,921	108,754
#TowneBank	1,400	14,966
#*TradeStation Group, Inc.	5,240	37,047
Transatlantic Holdings, Inc.	6,479	321,942
Travelers Cos., Inc. (The)	55,940	2,834,480
*Tree.com, Inc.	721	5,271
TriCo Bancshares	1,628	28,099
TrustCo Bank Corp.	7,300	43,800
Trustmark Corp.	7,848	178,934
U.S. Bancorp	177,115	4,442,044
UMB Financial Corp.	4,200	165,942
Umpqua Holdings Corp.	6,773	83,714
Union Bankshares Corp.	2,179	28,000
*United America Indemnity, Ltd.	1,553	11,011
#United Bankshares, Inc.	3,563	88,719
*United Community Banks, Inc.	4,124	18,517
*United Community Financial Corp.	1,363	2,453
United Financial Bancorp, Inc.	2,642	34,716
United Fire & Casualty Co.	2,765	46,507
#*United Security Bancshares	1,915	9,671
Unitrin, Inc.	4,800	104,160
Universal Insurance Holdings, Inc.	3,536	20,898
Univest Corp. of Pennsylvania	1,893	33,279
Unum Group	35,400	692,778

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Validus Holdings, Ltd.	13,955	$369,807
#Valley National Bancorp	13,911	191,276
ViewPoint Financial Group	2,523	37,214
#*Virginia Commerce Bancorp, Inc.	2,610	15,164
*Virtus Investment Partners, Inc.	205	3,356
W. R. Berkley Corp.	17,930	436,237
Waddell & Reed Financial, Inc.	9,300	291,369
Washington Banking Co.	959	11,316
Washington Federal, Inc.	9,178	171,170
Washington Trust Bancorp, Inc.	1,700	29,053
*Waterstone Financial, Inc.	2,561	5,634
Webster Financial Corp.	4,700	72,709
Wells Fargo & Co.	502,128	14,275,499
WesBanco, Inc.	2,465	35,767
Wesco Financial Corp.	817	288,401
West Bancorporation	2,033	10,368
Westamerica Bancorporation	3,200	177,856
#*Western Alliance Bancorp	966	4,956
Westwood Holdings Group, Inc.	900	32,535
White Mountains Insurance Group, Ltd.	700	224,329
Whitney Holding Corp.	4,100	50,922
#Wilmington Trust Corp.	4,700	61,664
Wilshire Bancorp, Inc.	2,428	22,362
#Wintrust Financial Corp.	2,250	78,165
*World Acceptance Corp.	1,700	68,663
Yadkin Valley Financial Corp.	671	2,731
Zenith National Insurance Corp.	3,400	94,860
#Zions Bancorporation	11,900	225,743
*ZipRealty, Inc.	3,331	13,857

Total Financials		158,545,215

Health Care — (12.1%)
*A.D.A.M., Inc.	575	2,248
*Abaxis, Inc.	2,463	59,309
Abbott Laboratories	151,800	8,036,292
#*ABIOMED, Inc.	4,881	38,658
*Abraxis Bioscience, Inc.	700	28,595
*Accelrys, Inc.	3,112	17,707
*Accuray, Inc.	5,600	33,264
*Acorda Therapeutics, Inc.	3,200	89,536
*Adolor Corp.	778	1,221
Aetna, Inc.	35,500	1,063,935
*Affymax, Inc.	2,611	54,831
#*Affymetrix, Inc.	8,729	46,089
*Air Methods Corp.	1,457	44,540
*Albany Molecular Research, Inc.	3,400	32,266
*Alexion Pharmaceuticals, Inc.	8,800	408,056
*Alexza Pharmaceuticals, Inc.	1,456	3,786
#*Align Technology, Inc.	8,300	155,625
#*Alkermes, Inc.	8,370	91,568
Allergan, Inc.	30,470	1,752,025
*Alliance HealthCare Services, Inc.	5,000	25,150
#*Allos Therapeutics, Inc.	10,300	74,778
#*Allscripts-Misys Healthcare Solutions, Inc.	15,200	250,192
*Almost Family, Inc.	812	29,524
*Alnylam Pharmaceuticals, Inc.	3,400	57,460
*Alphatec Holdings, Inc.	4,400	19,448
#*AMAG Pharmaceuticals, Inc.	2,000	87,960
#*Amedisys, Inc.	2,934	161,223
America Services Group, Inc.	1,200	18,456
*American Caresource Holding, Inc.	400	932

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*American Dental Partners, Inc.	1,985	$25,110
#*American Medical Systems Holdings, Inc.	7,100	136,320
#*AMERIGROUP Corp.	6,000	152,700
AmerisourceBergen Corp.	29,920	815,619
*Amgen, Inc.	99,771	5,834,608
*AMICAS, Inc.	4,500	24,165
*Amicus Therapeutics, Inc.	1,205	4,543
*AMN Healthcare Services, Inc.	6,328	55,054
#*Amsurg Corp.	3,550	74,940
#*Amylin Pharmaceuticals, Inc.	11,780	211,804
*Anadys Pharmaceuticals, Inc.	4,700	9,494
Analogic Corp.	1,441	57,640
*AngioDynamics, Inc.	3,150	50,557
*Anika Therapeutics, Inc.	1,888	11,838
*Ardea Biosciences, Inc.	2,042	29,895
*Arena Pharmaceuticals, Inc.	9,661	30,142
*Ariad Pharmaceuticals, Inc.	12,600	27,846
#*Arqule, Inc.	4,156	13,424
*Array BioPharma, Inc.	1,000	2,390
*Assisted Living Concepts, Inc.	915	23,634
*athenahealth, Inc.	2,700	106,218
*AtriCure, Inc.	1,383	7,994
#*ATS Medical, Inc.	6,106	15,937
*Auxilium Pharmaceuticals, Inc.	4,600	129,536
Bard (C.R.), Inc.	9,700	804,033
Baxter International, Inc.	59,065	3,401,553
Beckman Coulter, Inc.	6,800	444,516
Becton Dickinson & Co.	23,800	1,793,806
*BioClinica, Inc.	2,162	9,513
#*BioCryst Pharmaceuticals, Inc.	3,400	23,256
*Biodel, Inc.	3,100	12,431
*Biogen Idec, Inc.	28,675	1,540,994
#*BioMarin Pharmaceutical, Inc.	10,300	200,129
*BioMimetic Therapeutics, Inc.	2,915	34,456
*Bio-Rad Laboratories, Inc.	2,213	206,207
*Bio-Reference Laboratories, Inc.	1,400	52,920
*BioScrip, Inc.	2,900	21,083
*BioSphere Medical, Inc.	2,293	5,801
#*BMP Sunstone Corp.	3,063	16,479
*Boston Scientific Corp.	76,211	657,701
*Bovie Medical Corp.	2,540	17,272
Bristol-Myers Squibb Co.	193,350	4,710,006
*Brookdale Senior Living, Inc.	10,600	193,450
*Bruker BioSciences Corp.	16,390	201,105
*BSD Medical Corp.	1,810	3,023
#*Cadence Pharmaceuticals, Inc.	4,900	48,804
*Caliper Life Sciences, Inc.	1,000	2,930
*Cambrex Corp.	3,827	20,589
*Cantel Medical Corp.	2,444	47,120
*Capital Senior Living Corp.	3,849	19,399
*Caraco Pharmaceutical Laboratories, Ltd.	3,497	17,905
*Cardiac Science Corp.	3,085	8,021
Cardinal Health, Inc.	32,784	1,084,167
*Cardiovascular Systems, Inc.	200	834
*CareFusion Corp.	7,067	181,975
*CAS Medical Systems, Inc.	1,900	4,180
*Catalyst Health Solutions, Inc.	4,200	165,186
*Celera Corp.	2,160	14,537
*Celgene Corp.	45,682	2,593,824
*Celsion Corp.	700	2,016
*Centene Corp.	4,800	92,400

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cephalon, Inc.	7,295	$465,713
#*Cepheid, Inc.	4,900	71,981
*Cerner Corp.	8,500	643,025
*Charles River Laboratories International, Inc.	6,400	232,576
Chemed Corp.	2,300	106,950
Cigna Corp.	27,500	928,675
#*Clinical Data, Inc.	2,347	36,073
*CombiMatrix Corp.	1,107	7,749
*Community Health Systems, Inc.	8,800	287,056
Computer Programs & Systems, Inc.	1,556	58,552
#*Conceptus, Inc.	3,600	69,876
*Conmed Corp.	2,735	58,830
*Continucare Corp.	6,300	30,492
Cooper Cos., Inc.	4,865	171,832
*Corvel Corp.	1,400	42,224
#*Covance, Inc.	6,600	383,526
*Coventry Health Care, Inc.	13,400	306,592
*Cross Country Healthcare, Inc.	1,700	15,402
*CryoLife, Inc.	3,061	19,254
*Cubist Pharmaceuticals, Inc.	7,273	149,024
*Cutera, Inc.	1,850	16,336
#*Cyberonics, Inc.	2,300	43,102
*Cynosure, Inc.	1,600	16,224
*Cypress Bioscience, Inc.	3,390	17,458
*Cytokinetics, Inc.	3,764	11,367
*Cytori Therapeutics, Inc.	2,500	16,850
*DaVita, Inc.	9,970	595,807
*Dendreon Corp.	11,251	311,653
DENTSPLY International, Inc.	15,100	506,303
*DepoMed, Inc.	3,900	11,115
#*Dexcom, Inc.	5,400	48,924
*Dialysis Corp. of America	2,100	14,679
*Dionex Corp.	1,950	136,208
*Durect Corp.	7,649	16,598
*Dyax Corp.	11,509	38,785
*Dynacq Healthcare, Inc.	300	915
*Eclipsys Corp.	5,300	88,404
*Edwards Lifesciences Corp.	5,803	520,065
Eli Lilly & Co.	105,675	3,719,760
*Emergency Medical Services Corp. Class A	1,900	99,769
*Emergent BioSolutions, Inc.	3,179	45,523
Emergent Group, Inc.	1,300	9,906
#*Emeritus Corp.	3,747	68,195
*Endo Pharmaceuticals Holdings, Inc.	13,481	271,103
•#*Endo Pharmaceuticals Solutions	8,600	8,514
*Endologix, Inc.	4,500	20,610
Ensign Group, Inc.	3,000	51,270
#*Enzon Pharmaceuticals, Inc.	4,617	46,031
*eResearch Technology, Inc.	4,700	28,905
*ev3, Inc.	10,059	146,660
#*Exactech, Inc.	1,400	22,610
*Exelixis, Inc.	10,300	68,289
*Express Scripts, Inc.	26,754	2,243,590
*Facet Biotech Corp.	3,443	54,227
*Forest Laboratories, Inc.	29,798	883,213
#*Genomic Health, Inc.	2,998	49,557
*Genoptix, Inc.	1,900	61,864
*Gen-Probe, Inc.	4,794	205,806
*Gentiva Health Services, Inc.	3,177	81,141
*Genzyme Corp.	26,368	1,430,728
#*Geron Corp.	9,900	53,559

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Gilead Sciences, Inc.	93,300	$4,503,591
#*Greatbatch, Inc.	2,910	57,182
#*GTx, Inc.	2,703	11,055
*Haemonetics Corp.	2,902	164,282
*Halozyme Therapeutics, Inc.	7,600	41,192
*Hanger Orthopedic Group, Inc.	2,600	42,276
*Hansen Medical, Inc.	700	1,701
*Harvard Bioscience, Inc.	4,139	14,280
*Health Grades, Inc.	4,492	19,495
*Health Management Associates, Inc.	23,724	157,527
*Health Net, Inc.	6,900	167,394
*HealthSouth Corp.	9,122	164,287
*HealthSpring, Inc.	4,900	85,211
*HealthStream, Inc.	2,809	11,096
*Healthways, Inc.	3,100	52,886
*HeartWare International, Inc.	400	15,460
*Hemispherx Biopharma, Inc.	2,300	1,518
#*Henry Schein, Inc.	9,500	513,475
Hill-Rom Holdings, Inc.	7,105	166,044
*Hi-Tech Pharmacal Co., Inc.	1,129	24,319
#*HMS Holdings Corp.	2,900	130,761
*Hologic, Inc.	28,078	423,135
*Home Diagnostics, Inc.	3,161	19,345
*Hospira, Inc.	16,114	816,013
#*Human Genome Sciences, Inc.	17,500	463,225
*Humana, Inc.	15,900	773,058
*ICU Medical, Inc.	1,750	60,865
*Idenix Pharmaceuticals, Inc.	1,100	3,080
*Idera Pharmaceuticals, Inc.	3,193	15,294
#*IDEXX Laboratories, Inc.	5,800	304,442
#*Illumina, Inc.	11,746	430,961
*Immucor, Inc.	7,925	147,009
#*ImmunoGen, Inc.	6,184	43,226
#*Immunomedics, Inc.	6,470	21,674
IMS Health, Inc.	18,090	391,468
#*Incyte Corp.	11,564	123,504
*Infinity Pharmaceuticals, Inc.	3,056	18,672
*Inspire Pharmaceuticals, Inc.	7,300	40,223
#*Insulet Corp.	5,800	79,054
*Integra LifeSciences Holdings Corp.	2,600	99,840
*IntegraMed America, Inc.	1,494	12,116
*InterMune, Inc.	4,162	64,969
*Intuitive Surgical, Inc.	3,738	1,226,288
Invacare Corp.	3,000	75,120
*InVentiv Health, Inc.	2,663	40,930
*Inverness Medical Innovations, Inc.	8,565	345,769
*IPC The Hospitalist Co.	1,900	64,581
*IRIS International, Inc.	2,045	21,166
*Isis Pharmaceuticals, Inc.	10,843	121,008
*ISTA Pharmaceuticals, Inc.	2,153	7,837
*Jazz Pharmaceuticals, Inc.	2,000	18,800
Johnson & Johnson	277,484	17,442,644
#*Kendle International, Inc.	1,300	26,312
*Kensey Nash Corp.	1,443	34,949
*Kindred Healthcare, Inc.	4,200	71,022
*Kinetic Concepts, Inc.	5,800	239,482
*King Pharmaceuticals, Inc.	25,640	307,936
*K-V Pharmaceutical Co.	300	1,035
#*Laboratory Corp. of America Holdings	10,900	774,990
Landauer, Inc.	1,220	72,151
*Lannet Co., Inc.	3,087	18,059

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*LCA-Vision, Inc.	3,050	$17,751
*LeMaitre Vascular, Inc.	1,000	4,650
#*LHC Group, Inc.	2,363	72,757
*Life Technologies Corp.	18,073	898,409
#*LifePoint Hospitals, Inc.	6,445	193,221
*Ligand Pharmaceuticals, Inc. Class B	9,336	16,525
#*Lincare Holdings, Inc.	5,672	208,843
#*Luminex Corp.	4,334	58,639
#*Magellan Health Services, Inc.	3,665	144,694
#*MAKO Surgical Corp.	3,200	36,736
#*Mannkind Corp.	13,673	138,371
*Martek Biosciences Corp.	3,448	74,270
#*Masimo Corp.	5,690	157,954
*Matrixx Initiatives, Inc.	1,300	6,123
*Maxygen, Inc.	3,953	22,097
McKesson Corp.	27,810	1,635,784
#*MedAssets, Inc.	6,600	133,584
*MedCath Corp.	1,848	12,548
*Medco Health Solutions, Inc.	46,745	2,873,883
*Medical Action Industries, Inc.	2,396	32,514
*Medicines Co. (The)	1,500	12,435
#*MediciNova, Inc.	740	5,295
Medicis Pharmaceutical Corp. Class A	4,326	99,974
*Medivation, Inc.	3,240	107,860
*Mednax, Inc.	4,400	250,184
*MEDTOX Scientific, Inc.	977	8,129
Medtronic, Inc.	110,304	4,730,939
Merck & Co., Inc.	338,053	12,906,864
*Merge Healthcare, Inc.	5,633	14,646
Meridian Bioscience, Inc.	4,275	85,671
*Merit Medical Systems, Inc.	3,211	57,252
*Metabolix, Inc.	2,509	25,015
*Metropolitan Health Networks, Inc.	1,125	2,531
#*Mettler Toledo International, Inc.	3,245	316,290
*Micromet, Inc.	6,715	52,176
*Micrus Endovascular Corp.	1,300	21,814
*Millipore Corp.	5,817	401,198
#*Molecular Insight Pharmaceuticals, Inc.	3,450	4,830
*Molina Healthcare, Inc.	3,094	68,842
*Momenta Pharmaceuticals, Inc.	3,101	45,244
*MWI Veterinary Supply, Inc.	1,200	45,288
#*Mylan, Inc.	29,350	535,050
*Myriad Genetics, Inc.	8,600	202,100
*Myriad Pharmaceuticals, Inc.	3,247	15,163
*Nabi Biopharmaceuticals	6,490	31,541
*Nanosphere, Inc.	2,000	10,980
National Healthcare Corp.	1,784	65,508
National Research Corp.	200	4,022
*Natus Medical, Inc.	1,980	26,869
*Nektar Therapeutics	8,118	92,708
#*Neogen Corp.	2,925	62,156
*Neurocrine Biosciences, Inc.	2,000	4,700
*NovaMed, Inc.	3,861	15,946
*NPS Pharmaceuticals, Inc.	5,995	20,503
#*NuVasive, Inc.	3,900	107,640
*NxStage Medical, Inc.	5,192	42,107
*Obagi Medical Products, Inc.	2,655	28,462
*Odyssey Healthcare, Inc.	4,400	64,592
Omnicare, Inc.	10,140	253,500
*Omnicell, Inc.	2,600	31,148
*Oncothyreon, Inc.	2,700	13,203

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Onyx Pharmaceuticals, Inc.	5,800	$166,808
#*Optimer Pharmaceuticals, Inc.	3,500	43,120
*OraSure Technologies, Inc.	6,438	32,963
#*Orexigen Therapeutics, Inc.	4,000	25,440
*Orthovita, Inc.	8,000	29,120
#*OSI Pharmaceuticals, Inc.	6,400	219,008
*Osiris Therapeutics, Inc.	3,300	26,367
*Osteotech, Inc.	1,415	4,783
Owens & Minor, Inc.	4,000	160,360
*Pain Therapeutics, Inc.	5,300	28,037
*Palomar Medical Technologies, Inc.	1,396	12,843
*Par Pharmaceutical Cos., Inc.	4,600	121,072
*Parexel International Corp.	5,425	104,920
#*Patterson Cos., Inc.	12,000	342,720
*PDI, Inc.	1,874	9,333
#PDL BioPharma, Inc.	11,616	74,342
*Penwest Pharmaceuticals Co.	3,600	9,360
PerkinElmer, Inc.	12,800	257,792
Perrigo Co.	9,276	410,741
Pfizer, Inc.	789,803	14,737,724
Pharmaceutical Products Development Service, Inc.	10,000	233,600
*Pharmasset, Inc.	3,200	66,880
#*PharmAthene, Inc.	1,400	2,786
#*PharMerica Corp.	2,600	42,328
*Phase Forward, Inc.	3,093	45,220
#*Poniard Pharmaceuticals, Inc.	2,809	4,494
*Pozen, Inc.	2,100	12,348
*Progenics Pharmaceuticals, Inc.	2,600	11,700
*Prospect Medical Holdings, Inc.	1,283	7,583
*Providence Service Corp.	2,200	28,248
#*PSS World Medical, Inc.	6,516	133,708
*Psychiatric Solutions, Inc.	5,300	116,865
*QuadraMed Corp.	680	5,705
#Quality Systems, Inc.	3,464	178,535
Quest Diagnostics, Inc.	18,434	1,026,221
#*Quidel Corp.	3,900	51,792
*Quigley Corp.	1,100	2,200
*Regeneration Technologies, Inc.	5,098	16,110
*Regeneron Pharmaceuticals, Inc.	7,500	199,950
*RehabCare Group, Inc.	2,500	72,650
*Repligen Corp.	3,600	12,420
*Res-Care, Inc.	3,700	33,337
#*ResMed, Inc.	7,200	368,208
#*Rigel Pharmaceuticals, Inc.	4,341	35,640
*Rochester Medical Corp.	1,592	19,263
*Rockwell Medical Technologies, Inc.	1,400	9,856
*Salix Pharmaceuticals, Ltd.	6,200	181,412
#*Sangamo BioSciences, Inc.	3,800	20,900
*Santarus, Inc.	4,400	20,812
*Savient Pharmaceuticals, Inc.	4,100	52,603
*Seattle Genetics, Inc.	9,820	101,342
*SenoRx, Inc.	800	5,960
#*Sequenom, Inc.	6,679	26,783
*Sirona Dental Systems, Inc.	5,800	186,586
*Skilled Healthcare Group, Inc.	2,400	15,696
*Somanetics Corp.	1,600	25,360
*SonoSite, Inc.	2,100	57,183
*Spectranetics Corp.	4,200	28,938
#*Spectrum Pharmaceuticals, Inc.	2,250	9,900
*St. Jude Medical, Inc.	33,055	1,247,165
#*Stereotaxis, Inc.	4,700	19,082

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#Steris Corp.	6,600	$172,128
*Strategic Diagnostics, Inc.	2,791	4,103
Stryker Corp.	38,250	1,985,940
*Sucampo Pharmaceuticals, Inc.	900	3,240
*Sun Healthcare Group, Inc.	4,100	35,834
*Sunrise Senior Living, Inc.	3,900	11,583
*SuperGen, Inc.	6,537	17,715
#*SurModics, Inc.	1,100	22,000
*Symmetry Medical, Inc.	3,300	29,436
*Synovis Life Technologies, Inc.	1,397	17,784
*Synta Pharmaceuticals Corp.	2,600	10,868
#*Targacept, Inc.	2,777	58,178
Techne Corp.	4,133	271,207
Teleflex, Inc.	4,020	229,783
*Tenet Healthcare Corp.	47,800	264,812
#*Theravance, Inc.	6,800	74,596
*Thermo Fisher Scientific, Inc.	41,696	1,924,270
#*Thoratec Corp.	6,400	181,440
*Tomotherapy, Inc.	6,900	27,945
*TranS1, Inc.	2,100	6,804
*Transcend Services, Inc.	800	15,008
*Transcept Pharmaceuticals, Inc.	133	1,023
#*Triple-S Management Corp.	2,900	48,111
*Trubion Pharmaceuticals, Inc.	800	3,048
*U.S. Physical Therapy, Inc.	902	14,125
#*United Therapeutics Corp.	5,000	297,850
UnitedHealth Group, Inc.	116,255	3,836,415
*Universal American Corp.	8,200	109,552
Universal Health Services, Inc.	10,200	297,432
Utah Medical Products, Inc.	276	7,745
*Valeant Pharmaceuticals International	7,965	266,589
*Vanda Pharmaceuticals, Inc.	2,400	24,024
#*Varian Medical Systems, Inc.	11,800	593,422
#*Varian, Inc.	2,800	144,368
*Vascular Solutions, Inc.	2,700	21,843
#*VCA Antech, Inc.	8,100	205,659
#*Vertex Pharmaceuticals, Inc.	17,800	683,520
*Vical, Inc.	6,258	17,648
*Viropharma, Inc.	7,500	74,100
*Virtual Radiologic Corp.	1,486	15,722
*Vital Images, Inc.	2,220	31,568
#*Vivus, Inc.	5,800	49,010
#*Volcano Corp.	6,070	120,247
*Warner Chilcott P.L.C.	7,753	211,889
#*Waters Corp.	9,400	535,612
*Watson Pharmaceuticals, Inc.	10,800	414,396
*WellCare Health Plans, Inc.	3,400	106,012
*WellPoint, Inc.	46,221	2,945,202
West Pharmaceutical Services, Inc.	3,695	134,239
#*Wright Medical Group, Inc.	3,195	57,127
*XenoPort, Inc.	1,700	31,416
Young Innovations, Inc.	1,000	22,990
*Zimmer Holdings, Inc.	21,780	1,226,650
*Zoll Medical Corp.	1,200	33,408
*Zymogenetics, Inc.	5,400	30,618

Total Health Care		154,124,216

Industrials — (10.3%)
*3D Systems Corp.	3,119	32,750
3M Co.	64,723	5,209,554
A.O. Smith Corp.	2,300	97,934

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*A.T. Cross Co.	845	$3,802
AAON, Inc.	2,050	42,209
*AAR Corp.	4,715	109,247
ABM Industries, Inc.	5,978	116,093
*Acacia Technologies Group	3,410	30,588
*ACCO Brands Corp.	5,418	41,719
Aceto Corp.	1,500	7,920
Actuant Corp.	4,600	77,142
Acuity Brands, Inc.	4,282	153,210
Administaff, Inc.	3,000	68,520
*Advisory Board Co. (The)	2,500	80,725
#*Aecom Technology Corp.	10,600	285,882
*AeroVironment, Inc.	1,600	54,512
#*AGCO Corp.	8,600	265,826
Aircastle, Ltd.	11,300	107,463
#*AirTran Holdings, Inc.	5,406	26,057
Alamo Group, Inc.	789	14,163
*Alaska Air Group, Inc.	2,816	88,253
Albany International Corp.	2,000	39,780
Alexander & Baldwin, Inc.	3,730	119,173
#*Allegiant Travel Co.	2,100	107,520
#*Alliant Techsystems, Inc.	3,650	288,240
*Allied Defense Group, Inc.	700	5,047
*Amerco, Inc.	2,700	102,033
#*American Commercial Lines, Inc.	1,000	15,340
American Ecology Corp.	2,200	34,870
American Railcar Industries, Inc.	2,374	23,526
*American Reprographics Co.	5,000	35,150
American Science & Engineering, Inc.	1,100	85,404
#*American Superconductor Corp.	4,600	174,892
American Woodmark Corp.	1,214	24,474
Ameron International Corp.	1,000	69,030
Ametek, Inc.	10,500	382,620
Ampco-Pittsburgh Corp.	1,064	27,164
#*AMR Corp.	30,700	212,444
*APAC Customer Services, Inc.	6,100	31,598
Apogee Enterprises, Inc.	3,000	41,280
Applied Industrial Technologies, Inc.	4,975	108,455
Applied Signal Technologies, Inc.	1,500	26,685
*Argan, Inc.	1,600	22,720
*Argon ST, Inc.	2,139	54,245
Arkansas Best Corp.	3,000	67,620
*Armstrong World Industries, Inc.	6,000	218,580
#*Astec Industries, Inc.	2,360	58,740
*ATC Technology Corp.	2,100	45,927
*Atlas Air Worldwide Holdings, Inc.	1,827	66,996
Avery Dennison Corp.	7,401	240,606
*Avis Budget Group, Inc.	1,900	20,558
*AZZ, Inc.	1,630	49,030
B.F. Goodrich Co.	12,100	749,111
Badger Meter, Inc.	1,600	60,464
*Baker (Michael) Corp.	800	31,208
Baldor Electric Co.	5,200	128,336
Barnes Group, Inc.	5,809	93,176
Barrett Business Services, Inc.	1,861	23,839
*BE Aerospace, Inc.	9,300	208,599
*Beacon Roofing Supply, Inc.	5,790	97,272
Belden, Inc.	4,700	107,301
#*Blount International, Inc.	5,248	58,463
*BlueLinx Holdings, Inc.	3,154	8,957
Boeing Co.	72,650	4,402,590

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Bowne & Co., Inc.	2,923	$19,204
Brady Co. Class A	6,090	172,103
Briggs & Stratton Corp.	4,900	80,997
Brink’s Co. (The)	4,700	109,886
*BTU International, Inc.	600	3,210
Bucyrus International, Inc.	7,200	377,136
#*Builders FirstSource, Inc.	357	1,196
*C&D Technologies, Inc.	800	1,184
C.H. Robinson Worldwide, Inc.	16,400	928,732
#Carlisle Cos., Inc.	6,900	231,288
Cascade Corp.	1,095	31,700
*Casella Waste Systems, Inc.	925	4,024
Caterpillar, Inc.	64,009	3,343,830
#*CBIZ, Inc.	7,900	57,275
CDI Corp.	2,400	30,936
*Celadon Group, Inc.	2,769	27,192
#*Cenveo, Inc.	5,700	41,154
*Ceradyne, Inc.	2,710	52,953
*Chart Industries, Inc.	3,900	62,907
Chase Corp.	1,500	18,225
Cintas Corp.	13,630	342,249
CIRCOR International, Inc.	1,580	44,635
CLAROC, Inc.	4,900	158,662
#*Clean Harbors, Inc.	2,700	154,602
*Coleman Cable, Inc.	300	1,317
*Columbus McKinnon Corp.	2,000	27,160
Comfort Systems USA, Inc.	5,229	61,336
*Command Security Corp.	1,831	4,449
*COMSYS IT Partners, Inc.	1,740	21,994
*Consolidated Graphics, Inc.	700	23,625
#*Continental Airlines, Inc.	11,398	209,609
Con-way, Inc.	4,723	135,172
Cooper Industries P.L.C.	15,181	651,265
*Copart, Inc.	9,187	310,153
*Cornell Cos., Inc.	1,700	35,700
Corporate Executive Board Co.	3,488	80,712
*Corrections Corp. of America	11,900	222,649
#*CoStar Group, Inc.	2,156	87,059
Courier Corp.	1,460	20,411
#*Covanta Holding Corp.	16,535	289,362
*Covenant Transportation Group, Inc.	100	360
*CPI Aerostructures, Inc.	541	3,327
*CRA International, Inc.	1,100	28,545
Crane Co.	5,100	155,652
CSX Corp.	46,100	1,975,846
Cubic Corp.	3,035	118,517
Cummins, Inc.	19,600	885,136
Curtiss-Wright Corp.	4,800	146,688
Danaher Corp.	31,660	2,258,941
Deere & Co.	42,191	2,107,440
*Delta Air Lines, Inc.	73,962	904,555
Deluxe Corp.	5,100	94,911
Diamond Management & Technology Consultants, Inc.	2,700	19,980
*Dollar Thrifty Automotive Group, Inc.	2,400	58,464
Donaldson Co., Inc.	7,600	290,624
Dover Corp.	19,380	831,014
Ducommun, Inc.	1,500	26,970
Dun & Bradstreet Corp. (The)	5,291	417,830
*DXP Enterprises, Inc.	1,614	21,127
*Dycom Industries, Inc.	3,734	30,507
*Dynamex, Inc.	890	14,169

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Dynamic Materials Corp.	900	$14,769
*DynCorp International, Inc. Class A	6,480	77,825
Eastern Co.	600	7,110
Eaton Corp.	16,720	1,023,933
*EMCOR Group, Inc.	6,800	163,608
Emerson Electric Co.	77,840	3,233,474
Encore Wire Corp.	2,625	52,526
#*Ener1, Inc.	12,646	51,090
#*Energy Conversion Devices, Inc.	3,300	30,063
*Energy Recovery, Inc.	2,000	12,220
EnergySolutions, Inc.	10,900	91,015
#*EnerNOC, Inc.	2,300	71,622
*EnerSys, Inc.	5,700	111,093
Ennis, Inc.	3,000	45,000
*EnPro Industries, Inc.	1,500	36,525
Equifax, Inc.	13,079	418,528
ESCO Technologies, Inc.	2,486	81,267
*Esterline Technologies Corp.	4,660	175,962
#*Evergreen Solar, Inc.	1,722	2,480
Expeditors International of Washington, Inc.	20,936	713,918
*Exponent, Inc.	1,900	51,129
#Fastenal Co.	14,900	618,052
Federal Signal Corp.	5,347	34,702
FedEx Corp.	31,043	2,432,219
#*First Solar, Inc.	7,350	832,755
*Flanders Corp.	3,983	13,901
Flowserve Corp.	5,800	522,986
Fluor Corp.	17,330	785,742
#Forward Air Corp.	3,046	71,977
Franklin Electric Co., Inc.	2,922	76,060
Freightcar America, Inc.	1,200	23,400
#*FTI Consulting, Inc.	5,469	226,690
*Fuel Tech, Inc.	1,700	12,461
#*FuelCell Energy, Inc.	5,374	15,155
*Furmanite Corp.	2,500	8,125
G & K Services, Inc. Class A	1,900	47,500
Gardner Denver Machinery, Inc.	6,000	239,100
GATX Corp.	4,600	120,612
#*Genco Shipping & Trading, Ltd.	2,800	53,648
*Gencor Industries, Inc.	400	2,780
*GenCorp, Inc.	8,470	47,432
#*General Cable Corp.	4,500	130,950
General Dynamics Corp.	38,859	2,597,724
General Electric Co.	1,070,423	17,212,402
*Genesee & Wyoming, Inc.	3,920	115,522
*GEO Group, Inc. (The)	5,545	102,582
*GeoEye, Inc.	1,926	49,440
*Gibraltar Industries, Inc.	3,140	43,772
Gorman-Rupp Co. (The)	1,563	37,871
*GP Strategies Corp.	1,842	13,631
Graco, Inc.	4,525	120,772
*Graftech International, Ltd.	12,200	153,232
Graham Corp.	1,800	28,584
Granite Construction, Inc.	4,300	132,784
Great Lakes Dredge & Dock Corp.	6,976	41,228
Greenbrier Cos., Inc.	1,200	9,780
*Griffon Corp.	5,806	68,569
*H&E Equipment Services, Inc.	3,900	41,379
Hardinge, Inc.	700	3,647
Harsco Corp.	7,288	216,891
*Hawaiian Holdings, Inc.	6,192	36,780

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Healthcare Services Group, Inc.	5,270	$108,035
Heartland Express, Inc.	9,019	125,274
HEICO Corp.	1,200	51,036
HEICO Corp. Class A	1,925	64,950
Heidrick & Struggles International, Inc.	1,861	47,325
Herman Miller, Inc.	5,553	93,790
*Hertz Global Holdings, Inc.	41,900	434,084
#*Hexcel Corp.	8,270	90,970
*Hill International, Inc.	4,200	24,780
HNI Corp.	3,473	86,894
*Hoku Scientific, Inc.	1,382	3,400
Honeywell International, Inc.	73,930	2,856,655
Horizon Lines, Inc.	2,800	13,272
Houston Wire & Cable Co.	2,097	25,227
*Hub Group, Inc. Class A	3,214	77,490
Hubbell, Inc. Class B	5,742	247,251
*Hudson Highland Group, Inc.	500	2,045
*Hurco Cos., Inc.	883	14,799
*Huron Consulting Group, Inc.	1,650	39,336
*ICF International, Inc.	1,750	40,968
*ICT Group, Inc.	3,200	50,752
IDEX Corp.	8,975	253,274
*IHS, Inc.	6,654	342,282
*II-VI, Inc.	3,748	100,222
Illinois Tool Works, Inc.	50,398	2,196,849
Ingersoll-Rand P.L.C.	23,720	769,951
*InnerWorkings, Inc.	5,800	33,234
*Innovative Solutions & Support, Inc.	3,312	13,414
*Insituform Technologies, Inc. Class A	4,000	81,920
Insteel Industries, Inc.	2,000	19,760
#*Integrated Electrical Services, Inc.	1,807	9,288
Interface, Inc. Class A	5,100	41,361
*Interline Brands, Inc.	3,492	58,666
International Shipholding Corp.	933	25,713
*Intersections, Inc.	2,400	10,392
#*Iron Mountain, Inc.	20,632	471,648
ITT Industries, Inc.	18,000	869,580
J.B. Hunt Transport Services, Inc.	12,900	395,514
*Jacobs Engineering Group, Inc.	12,800	483,712
#*JetBlue Airways Corp.	26,500	130,910
John Bean Technologies Corp.	3,100	51,119
Joy Global, Inc.	10,425	476,840
*Kadant, Inc.	900	13,698
Kaman Corp. Class A	2,316	57,645
#*Kansas City Southern	9,500	282,150
Kaydon Corp.	3,790	123,895
KBR, Inc.	17,390	325,715
*Kelly Services, Inc. Class A	2,711	35,568
Kennametal, Inc.	7,000	171,360
*Key Technology, Inc.	844	12,170
*Kforce, Inc.	4,567	61,061
Kimball International, Inc. Class B	2,500	19,700
#*Kirby Corp.	5,750	186,530
#Knight Transportation, Inc.	8,406	152,149
Knoll, Inc.	4,500	50,670
*Korn/Ferry International	5,170	76,516
*K-Tron International, Inc.	315	46,847
L-3 Communications Holdings, Inc.	11,419	951,659
*LaBarge, Inc.	1,598	17,546
*Ladish Co., Inc.	2,000	30,900
Landstar System, Inc.	4,810	174,555

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Layne Christensen Co.	1,700	$43,061
*LECG Corp.	2,849	8,120
Lennox International, Inc.	5,600	214,032
Lincoln Electric Holdings, Inc.	4,597	224,472
#Lindsay Corp.	1,000	40,240
*LMI Aerospace, Inc.	2,000	25,380
Lockheed Martin Corp.	35,600	2,652,912
LSI Industries, Inc.	2,400	14,304
*Lydall, Inc.	600	3,798
*M&F Worldwide Corp.	2,000	72,580
#Manitowoc Co., Inc. (The)	10,200	111,180
Manpower, Inc.	8,127	420,897
*Marten Transport, Ltd.	2,989	52,636
Masco Corp.	33,368	452,470
#*Mastec, Inc.	8,158	100,262
*McDermott International, Inc.	21,920	517,750
McGrath Rentcorp	2,686	56,594
*Metalico, Inc.	4,600	22,678
Met-Pro Corp.	1,935	18,131
*MFRI, Inc.	1,091	7,441
#*Microvision, Inc.	6,200	12,028
#*Middleby Corp.	2,000	90,120
*Miller Industries, Inc.	1,376	15,425
Mine Safety Appliances Co.	3,895	93,831
*Mobile Mini, Inc.	4,138	58,139
#*Monster Worldwide, Inc.	12,900	201,111
*Moog, Inc.	3,995	120,569
MSC Industrial Direct Co., Inc. Class A	4,600	198,674
Mueller Industries, Inc.	4,400	108,196
Mueller Water Products, Inc.	12,110	54,616
Multi-Color Corp.	1,486	17,371
NACCO Industries, Inc. Class A	533	28,686
National Technical Systems, Inc.	1,200	6,768
*Navigant Consulting, Inc.	4,323	58,620
*Navistar International Corp.	6,260	231,557
Nordson Corp.	3,485	197,042
Norfolk Southern Corp.	37,500	1,764,750
*North American Galvanizing & Coating, Inc.	2,666	13,490
Northrop Grumman Corp.	31,628	1,790,145
*Northwest Pipe Co.	1,100	26,312
#*Ocean Power Technologies, Inc.	300	1,809
*Old Dominion Freight Line, Inc.	4,050	111,375
Omega Flex, Inc.	1,444	15,292
*On Assignment, Inc.	4,296	29,986
*Orbital Sciences Corp.	6,400	101,184
*Orion Marine Group, Inc.	2,500	47,325
Oshkosh Truck Corp. Class B	9,100	328,237
Otter Tail Corp.	2,201	47,542
*Owens Corning, Inc.	11,159	287,121
*P.A.M. Transportation Services, Inc.	492	4,989
Paccar, Inc.	35,614	1,283,172
Pall Corp.	12,600	434,322
Parker Hannifin Corp.	16,140	902,387
*Park-Ohio Holdings Corp.	1,300	11,882
Pentair, Inc.	10,700	326,778
*Pike Electric Corp.	3,998	34,863
*Pinnacle Airlines Corp.	800	6,088
#Pitney Bowes, Inc.	19,738	412,919
*PMFG, Inc.	400	6,084
*Polypore International, Inc.	5,100	68,493
Portec Rail Products, Inc.	1,021	11,149

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Powell Industries, Inc.	1,300	$37,973
*PowerSecure International, Inc.	2,600	17,108
Precision Castparts Corp.	14,508	1,526,967
*PRGX Global, Inc.	2,100	12,075
*Protection One, Inc.	3,076	26,607
*Quality Distribution, Inc.	2,800	11,284
Quanex Building Products Corp.	1,200	19,296
*Quanta Services, Inc.	19,413	353,705
*Quixote Corp.	100	636
R. R. Donnelley & Sons Co.	17,180	340,508
Raven Industries, Inc.	1,804	51,558
#Raytheon Co.	39,275	2,059,188
*RBC Bearings, Inc.	1,740	40,438
#Regal-Beloit Corp.	3,564	168,934
*Republic Airways Holdings, Inc.	1,900	9,291
Republic Services, Inc.	37,124	994,552
*Resources Connection, Inc.	3,900	69,654
Robbins & Myers, Inc.	3,100	68,882
#Robert Half International, Inc.	14,550	391,686
Rockwell Automation, Inc.	15,350	740,484
Rockwell Collins, Inc.	16,000	851,040
Rollins, Inc.	11,880	233,798
Roper Industries, Inc.	9,300	465,744
*RSC Holdings, Inc.	12,300	88,314
*Rush Enterprises, Inc. Class A	3,300	37,488
Ryder System, Inc.	5,850	212,940
*Saia, Inc.	1,550	18,600
Schawk, Inc.	2,653	34,171
#*School Specialty, Inc.	1,749	38,635
*Shaw Group, Inc.	8,600	277,694
SIFCO Industries, Inc.	100	1,257
Simpson Manufacturing Co., Inc.	4,779	117,850
SkyWest, Inc.	4,800	70,224
*SL Industries, Inc.	856	7,276
Southwest Airlines Co.	76,013	861,227
*Sparton Corp.	400	2,480
*Spherion Corp.	2,400	13,536
*Spire Corp.	1,300	5,733
#*Spirit AeroSystems Holdings, Inc. Class A	10,200	218,790
SPX Corp.	5,600	304,864
*Standard Parking Corp.	2,200	35,706
Standard Register Co.	1,800	9,576
Standex International Corp.	1,920	43,795
#*Stanley, Inc.	1,900	49,742
Steelcase, Inc. Class A	4,600	32,568
*Stericycle, Inc.	8,600	455,198
*Sterling Construction Co., Inc.	1,200	22,824
Sun Hydraulics, Inc.	1,690	37,822
*SunPower Corp. Class A	600	12,234
*SunPower Corp. Class B	2,984	55,413
Superior Uniform Group, Inc.	162	1,654
#*Sykes Enterprises, Inc.	4,500	107,910
*Taser International, Inc.	5,800	32,712
*Team, Inc.	1,100	19,624
*Tecumseh Products Co. Class A	900	9,972
*Teledyne Technologies, Inc.	3,500	130,410
Tennant Co.	2,300	55,039
#*Terex Corp.	9,500	185,725
#*Tetra Tech, Inc.	5,900	133,576
#Textainer Group Holdings, Ltd.	3,800	64,752
Textron, Inc.	19,100	373,023

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Thomas & Betts Corp.	5,500	$185,680
Timken Co.	10,020	224,548
#Titan International, Inc.	3,075	23,862
#*Titan Machinery, Inc.	2,100	23,142
Todd Shipyards Corp.	700	10,472
Toro Co.	3,540	137,883
#Towers Watson & Co.	4,950	215,968
*Trailer Bridge, Inc.	1,126	5,957
TransDigm Group, Inc.	5,100	246,177
*TRC Cos., Inc.	3,000	8,070
Tredegar Industries, Inc.	3,454	55,886
*Trex Co., Inc.	1,800	27,756
*Trimas Corp.	4,700	27,824
Trinity Industries, Inc.	8,400	131,376
Triumph Group, Inc.	1,961	99,874
#*TrueBlue, Inc.	4,532	65,759
#*Tutor Perini Corp.	4,754	90,611
Twin Disc, Inc.	1,800	17,334
Tyco International, Ltd.	32,324	1,145,239
*U.S. Home Systems, Inc.	1,400	3,136
#*UAL Corp.	16,600	203,018
*Ultralife Corp.	2,100	8,064
Union Pacific Corp.	52,522	3,177,581
United Parcel Service, Inc.	67,450	3,896,586
#*United Rentals, Inc.	6,800	54,468
*United Stationers, Inc.	2,686	146,548
United Technologies Corp.	93,470	6,307,356
Universal Forest Products, Inc.	2,253	76,467
Universal Truckload Services, Inc.	2,099	35,347
*URS Corp.	8,903	399,567
#*US Airways Group, Inc.	15,083	80,091
*USA Truck, Inc.	1,545	19,081
#*USG Corp.	9,900	118,899
UTI Worldwide, Inc.	8,800	120,824
Valmont Industries, Inc.	2,600	180,596
*Versar, Inc.	1,500	4,755
Viad Corp.	1,350	26,636
*Vicor Corp.	4,135	35,809
Virco Manufacturing Corp.	1,718	6,065
*Volt Information Sciences, Inc.	2,100	19,509
VSE Corp.	800	40,536
W.W. Grainger, Inc.	7,300	724,744
Wabtec Corp.	4,860	186,284
*Waste Connections, Inc.	8,050	258,968
Waste Management, Inc.	49,092	1,573,399
*Waste Services, Inc.	5,100	46,308
Watsco, Inc. Class A	2,900	139,084
Watts Water Technologies, Inc.	3,070	88,815
*WCA Waste Corp.	2,800	11,480
#Werner Enterprises, Inc.	8,692	171,928
#*WESCO International, Inc.	4,462	123,687
*Willis Lease Finance Corp.	400	6,596
Woodward Governor Co.	6,200	157,666

Total Industrials		130,967,261

Information Technology — (17.5%)
*3Com Corp.	44,000	327,800
*3PAR, Inc.	6,700	64,789
#Accenture, Ltd.	62,230	2,550,808
*ACI Worldwide, Inc.	3,900	62,439
*Acme Packet, Inc.	6,500	67,275

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Actel Corp.	2,800	$30,856
*ActivIdentity Corp.	6,106	13,922
*Activision Blizzard, Inc.	123,516	1,254,923
*Actuate Corp.	5,659	28,238
*Acxiom Corp.	11,119	171,010
*Adaptec, Inc.	10,595	32,209
*ADDvantage Technologies Group, Inc.	400	860
*Adobe Systems, Inc.	51,158	1,652,403
Adtran, Inc.	7,300	154,760
*Advanced Analogic Technologies, Inc.	5,128	17,128
*Advanced Energy Industries, Inc.	5,498	72,134
*Advanced Micro Devices, Inc.	70,548	526,288
*Advent Software, Inc.	3,400	128,350
*Affiliated Computer Services, Inc. Class A	9,182	564,877
*Agilent Technologies, Inc.	36,500	1,023,095
Agilysys, Inc.	2,000	16,800
#*Airvana, Inc.	8,500	64,345
#*Akamai Technologies, Inc.	18,000	444,600
#*Alliance Data Systems Corp.	6,300	374,598
Altera Corp.	31,010	661,133
*Amdocs, Ltd.	21,611	617,858
American Software, Inc. Class A	2,776	15,212
#*Amkor Technology, Inc.	15,300	87,057
Amphenol Corp.	17,400	693,216
*Anadigics, Inc.	8,617	31,194
Analog Devices, Inc.	28,400	765,664
*Anaren, Inc.	1,739	22,311
#*Anixter International, Inc.	3,900	162,552
#*Ansys, Inc.	9,236	386,619
*AOL, Inc.	11,162	267,553
*Apple, Inc.	88,360	16,975,723
Applied Materials, Inc.	131,079	1,596,542
*Applied Micro Circuits Corp.	8,159	59,805
*ArcSight, Inc.	3,300	78,375
*Ariba, Inc.	8,600	108,274
*Arris Group, Inc.	12,400	124,496
*Arrow Electronics, Inc.	12,374	325,065
*Art Technology Group, Inc.	11,640	52,147
*Aruba Networks, Inc.	8,900	92,471
#*Atheros Communications, Inc.	7,060	226,414
*Atmel Corp.	46,843	217,352
#*ATMI, Inc.	3,222	54,065
*Autodesk, Inc.	21,900	521,001
Automatic Data Processing, Inc.	50,647	2,065,891
*Aviat Networks, Inc.	6,079	43,708
*Avid Technology, Inc.	3,971	50,154
*Avnet, Inc.	15,383	406,727
AVX Corp.	19,987	237,446
*Aware, Inc.	2,752	7,018
Bel Fuse, Inc. Class B	1,298	24,623
*Benchmark Electronics, Inc.	7,392	134,682
*BigBand Networks, Inc.	6,604	20,737
Black Box Corp.	2,047	56,272
#Blackbaud, Inc.	3,996	89,111
*Blackboard, Inc.	2,900	114,289
*Blue Coat Systems, Inc.	3,500	86,275
*BMC Software, Inc.	18,095	699,191
*Bottomline Technologies, Inc.	2,019	34,929
*Brightpoint, Inc.	7,278	42,504
#*Broadcom Corp.	41,050	1,096,856
Broadridge Financial Solutions, Inc.	14,230	309,076

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Brocade Communications Systems, Inc.	40,529	$278,434
*Brooks Automation, Inc.	4,641	38,706
CA, Inc.	51,030	1,124,701
*Cabot Microelectronics Corp.	2,700	94,905
#*CACI International, Inc. Class A	3,035	145,589
*Cadence Design Systems, Inc.	26,000	151,060
*CalAmp Corp.	2,761	8,007
*Callidus Software, Inc.	3,480	11,136
*Cascade Microtech, Inc.	1,242	5,378
Cass Information Systems, Inc.	1,300	39,130
*Cavium Networks, Inc.	3,724	80,476
*CEVA, Inc.	2,500	29,725
*Checkpoint Systems, Inc.	4,385	70,335
*Chordiant Software, Inc.	4,958	18,345
*Ciber, Inc.	5,000	16,150
#*Ciena Corp.	9,843	125,498
*Cirrus Logic, Inc.	7,408	50,523
*Cisco Sytems, Inc.	568,800	12,780,936
*Citrix Systems, Inc.	18,500	768,675
*Cogent, Inc.	10,960	113,217
Cognex Corp.	3,680	60,242
*Cognizant Technology Solutions Corp.	27,190	1,187,115
Cohu, Inc.	1,500	19,425
#*CommScope, Inc.	7,600	206,796
Communications Systems, Inc.	1,155	13,756
*CommVault Systems, Inc.	4,405	93,342
*Compellent Technologies, Inc.	1,800	35,784
*Computer Sciences Corp.	16,200	831,060
*Computer Task Group, Inc.	400	2,820
*Compuware Corp.	25,129	190,729
*comScore, Inc.	3,175	43,085
*Comtech Telecommunications Corp.	2,516	88,966
*Comverge, Inc.	2,600	25,532
#*Concur Technologies, Inc.	5,100	202,215
#*Constant Contact, Inc.	2,570	45,335
*Convergys Corp.	13,000	139,100
Corning, Inc.	149,324	2,699,778
*CPI International, Inc.	2,100	23,520
*Cray, Inc.	4,250	20,060
*Cree, Inc.	9,450	528,349
*CSG Systems International, Inc.	3,600	69,876
CTS Corp.	800	6,088
*CyberOptics Corp.	1,199	8,705
#*CyberSource Corp.	7,888	142,615
*Cymer, Inc.	3,000	94,110
*Cypress Semiconductor Corp.	16,538	166,207
Daktronics, Inc.	3,790	29,600
*Datalink Corp.	2,266	10,378
*DDi Corp.	2,858	12,318
#*DealerTrack Holdings, Inc.	5,679	102,052
*Dell, Inc.	191,171	2,466,106
*Deltek, Inc.	5,000	37,100
#*DemandTec, Inc.	2,562	15,218
*DG FastChannel, Inc.	2,800	76,300
*Dice Holdings, Inc.	4,800	27,408
Diebold, Inc.	5,900	156,763
*Digi International, Inc.	2,040	19,584
*Digimarc Corp.	922	14,485
#*Digital River, Inc.	3,500	87,955
*Diodes, Inc.	3,050	50,874
*DivX, Inc.	3,993	22,441

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Dolby Laboratories, Inc.	5,760	$289,901
*Double-Take Software, Inc.	1,500	15,315
*DSP Group, Inc.	3,285	22,634
*DST Systems, Inc.	5,200	235,716
#*DTS, Inc.	2,000	56,600
*Dynamics Research Corp.	1,200	13,464
EarthLink, Inc.	11,100	90,021
*eBay, Inc.	121,940	2,807,059
#*Ebix, Inc.	4,821	69,808
#*Echelon Corp.	4,566	38,765
*EchoStar Corp.	4,501	86,419
*Edgewater Technology, Inc.	1,000	3,000
Electro Rent Corp.	2,590	30,277
*Electro Scientific Industries, Inc.	1,924	21,568
*Electronic Arts, Inc.	24,680	401,790
*Electronics for Imaging, Inc.	5,985	69,366
*eLoyalty Corp.	1,000	6,180
*EMC Corp.	221,363	3,690,121
*EMS Technologies, Inc.	2,478	31,768
*Emulex Corp.	5,100	57,324
*Epicor Software Corp.	9,000	69,030
#*EPIQ Systems, Inc.	5,558	66,418
*ePlus, Inc.	1,000	15,720
#*Equinix, Inc.	4,030	387,807
*Euronet Worldwide, Inc.	5,430	110,881
*Exar Corp.	100	703
*ExlService Holdings, Inc.	2,510	45,556
*F5 Networks, Inc.	8,150	402,854
FactSet Research Systems, Inc.	4,950	311,850
#Fair Isaac Corp.	5,166	113,290
*Fairchild Semiconductor Corp. Class A	12,759	114,576
*FalconStor Software, Inc.	5,118	17,708
*Faro Technologies, Inc.	\2,400	43,368
#*FEI Co.	5,430	112,944
Fidelity National Information Services, Inc.	36,707	864,817
*Fiserv, Inc.	15,200	684,608
*FLIR Systems, Inc.	16,200	479,196
#*FormFactor, Inc.	6,406	99,101
*Forrester Research, Inc.	2,450	66,370
*Frequency Electronics, Inc.	798	3,974
*Gartner Group, Inc.	9,400	201,160
*Gerber Scientific, Inc.	2,901	14,215
*Global Cash Access, Inc.	9,450	76,545
Global Payments, Inc.	8,401	373,844
*Globecomm Systems, Inc.	2,474	17,986
*Google, Inc.	23,837	12,619,785
*GSE Systems, Inc.	1,745	9,126
*GSI Commerce, Inc.	6,646	151,263
*GSI Technology, Inc.	3,200	14,272
*GTSI Corp.	200	1,092
*Guidance Software, Inc.	407	2,157
*Hackett Group, Inc.	5,500	12,760
*Harmonic, Inc.	9,800	59,486
Harris Corp.	12,440	533,925
Heartland Payment Systems, Inc.	3,256	46,463
*Hewitt Associates, Inc. Class A	10,036	396,221
Hewlett-Packard Co.	242,700	11,423,889
*Hittite Microwave Corp.	2,787	103,621
*Hutchinson Technology, Inc.	1,900	12,787
*I.D. Systems, Inc.	2,203	6,323
*IAC/InterActiveCorp.	17,600	353,408

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*ICx Technologies, Inc.	2,581	$17,706
iGATE Corp.	5,402	54,560
*Imation Corp.	2,440	21,814
Imergent, Inc.	1,526	8,698
*Immersion Corp.	2,800	12,404
*Infinera Corp.	10,000	68,500
*infoGROUP, Inc.	6,344	48,912
#*Informatica Corp.	9,800	232,162
*InfoSpace, Inc.	2,980	27,625
*Ingram Micro, Inc.	16,870	285,103
*Innodata Isogen, Inc.	4,054	20,919
*Insight Enterprises, Inc.	4,020	46,270
#*Integral Systems, Inc.	2,600	19,292
*Integrated Device Technology, Inc.	15,566	88,259
*Integrated Silicon Solution, Inc.	3,810	21,984
Intel Corp.	550,370	10,677,178
*Interactive Intelligence, Inc.	1,900	32,870
#*InterDigital, Inc.	4,300	106,597
*Intermec, Inc.	4,663	61,878
*Internap Network Services Corp.	4,500	20,025
International Business Machines Corp.	134,903	16,510,778
*International Rectifier Corp.	6,998	126,244
*Internet Brands, Inc.	5,000	39,150
*Internet Capital Group, Inc.	3,900	24,297
*Interphase Corp.	590	1,564
Intersil Corp.	11,140	150,056
*Intevac, Inc.	2,384	33,924
*IntriCon Corp.	800	2,400
#*Intuit, Inc.	30,430	901,032
#*IPG Photonics Corp.	4,600	66,240
*Isilon Systems, Inc.	5,504	34,070
*Iteris, Inc.	1,900	2,565
#*Itron, Inc.	4,100	252,314
*Ixia	5,379	39,912
*IXYS Corp.	3,900	27,144
#*j2 Global Communications, Inc.	4,783	98,243
Jabil Circuit, Inc.	21,112	305,702
Jack Henry & Associates, Inc.	8,590	188,636
*JDA Software Group, Inc.	4,964	130,103
*JDS Uniphase Corp.	18,500	145,410
*Juniper Networks, Inc.	54,080	1,342,806
Keithley Instruments, Inc.	578	3,139
Keynote Systems, Inc.	2,200	21,274
#KLA-Tencor Corp.	20,080	566,256
*Knot, Inc. (The)	4,484	41,029
*Kopin Corp.	8,696	35,741
*Kulicke & Soffa Industries, Inc.	5,900	27,199
*KVH Industries, Inc.	2,000	26,000
*L-1 Identity Solutions, Inc.	8,600	64,414
#*Lam Research Corp.	13,100	432,431
*LaserCard Corp.	1,299	8,002
*Lattice Semiconductor Corp.	8,400	21,756
#*Lawson Software, Inc.	18,902	114,546
Lender Processing Services, Inc.	10,111	391,902
#*Lexmark International, Inc.	6,634	171,091
*Limelight Networks, Inc.	11,900	41,650
Linear Technology Corp.	20,200	527,220
*Liquidity Services, Inc.	2,738	28,941
*Littlefuse, Inc.	1,700	51,102
*LoJack Corp.	2,400	10,272
#*LoopNet, Inc.	3,256	30,541

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Loral Space & Communications, Inc.	2,374	$67,588
*LSI Corp.	64,644	322,574
*Magma Design Automation, Inc.	2,400	5,784
#*Manhattan Associates, Inc.	2,194	46,008
*ManTech International Corp. Class A	2,440	116,900
Marchex, Inc. Class B	2,983	16,377
#MasterCard, Inc. Class A	10,840	2,708,916
#Maxim Integrated Products, Inc.	29,360	513,213
Maximus, Inc.	1,900	90,934
*Maxwell Technologies, Inc.	2,670	38,982
*McAfee, Inc.	17,128	645,726
*Measurement Specialties, Inc.	500	5,960
*MEMC Electronic Materials, Inc.	18,320	230,466
*Mentor Graphics Corp.	9,800	78,596
*Mercury Computer Systems, Inc.	2,500	29,850
Mesa Laboratories, Inc.	300	7,977
Methode Electronics, Inc.	4,169	45,817
Micrel, Inc.	9,400	70,218
#Microchip Technology, Inc.	17,860	460,967
*Micron Technology, Inc.	81,774	713,069
*MICROS Systems, Inc.	8,600	245,788
*Microsemi Corp.	7,000	104,580
Microsoft Corp.	838,660	23,633,439
*MicroStrategy, Inc.	700	65,604
*MIPS Technologies, Inc.	5,600	21,616
Mocon, Inc.	535	5,238
*ModusLink Global Solutions, Inc.	5,100	51,765
Molex, Inc. Class A	7,690	135,575
*MoneyGram International, Inc.	2,973	8,919
#*Monolithic Power Systems, Inc.	4,520	93,202
*Monotype Imaging Holdings, Inc.	4,300	38,829
*MoSys, Inc.	3,000	13,470
*Motorola, Inc.	225,150	1,384,672
*Move, Inc.	3,325	5,819
MTS Systems Corp.	1,900	48,887
*Multi-Fineline Electronix, Inc.	2,568	61,298
National Instruments Corp.	6,970	204,848
#National Semiconductor Corp.	23,300	308,958
#*NCI, Inc.	1,200	35,760
*NCR Corp.	11,970	143,281
*NetApp, Inc.	33,460	974,690
*NETGEAR, Inc.	3,800	78,432
*NetLogic Microsystems, Inc.	2,400	98,304
*NetScout Systems, Inc.	4,708	66,100
*NetSuite, Inc.	5,000	78,950
*Network Equipment Technologies, Inc.	2,600	11,674
*NeuStar, Inc.	6,500	145,990
*Newport Corp.	2,670	22,722
NIC, Inc.	5,368	45,521
*Novatel Wireless, Inc.	4,993	37,348
#*Novell, Inc.	34,000	151,980
#*Novellus Systems, Inc.	8,782	183,544
*Nu Horizons Electronics Corp.	1,300	5,330
#*Nuance Communications, Inc.	26,930	404,489
*NumereX Corp. Class A	700	3,129
#*Nvidia Corp.	54,400	837,216
*Occam Networks, Inc.	2,971	15,568
*OmniVision Technologies, Inc.	5,200	67,080
*ON Semiconductor Corp.	40,765	293,916
*Online Resources Corp.	4,610	22,266
*Onvia, Inc.	389	2,812

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Oplink Communications, Inc.	1,500	$22,275
OPNET Technologies, Inc.	3,284	38,587
*Opnext, Inc.	4,784	9,042
*Optical Cable Corp.	1,500	5,370
Oracle Corp.	487,451	11,240,620
*OSI Systems, Inc.	2,528	66,916
*Palm, Inc.	16,525	171,695
*PAR Technology Corp.	1,750	10,132
*Parametric Technology Corp.	11,060	183,154
Park Electrochemical Corp.	2,544	66,780
#*ParkerVision, Inc.	2,900	4,640
Paychex, Inc.	35,850	1,039,292
*PC Connection, Inc.	1,900	12,160
*PC Mall, Inc.	2,400	12,264
*PC-Tel, Inc.	2,700	15,687
*PDF Solutions, Inc.	2,729	10,807
Pegasystems, Inc.	5,276	175,427
*Perficient, Inc.	2,900	28,159
*Performance Technologies, Inc.	1,357	3,827
*Pericom Semiconductor Corp.	2,935	25,828
*Pervasive Software, Inc.	2,700	13,824
*Phoenix Technologies, Ltd.	3,700	11,655
*Photronics, Inc.	4,200	16,170
Plantronics, Inc.	3,799	100,370
*PLATO Learning, Inc.	1,763	7,264
*Plexus Corp.	4,363	148,386
*PLX Technology, Inc.	3,500	15,540
*PMC-Sierra, Inc.	21,900	174,105
#*Polycom, Inc.	8,600	192,898
Power Integrations, Inc.	2,500	78,025
*Presstek, Inc.	266	753
•*Price Communications Liquidation Trust	3,605	492
*Progress Software Corp.	4,500	126,585
*PROS Holdings, Inc.	1,999	15,892
QAD, Inc.	5,238	28,704
#*QLogic Corp.	13,400	230,346
QUALCOMM, Inc.	162,070	6,351,523
Qualstar Corp.	300	663
*Quantum Corp.	6,600	16,896
*Quest Software, Inc.	8,528	146,852
*Radiant Systems, Inc.	3,908	45,137
*RadiSys Corp.	2,460	18,475
#*Rambus, Inc.	10,284	225,631
*RealNetworks, Inc.	12,200	51,484
#*Red Hat, Inc.	18,550	504,931
Renaissance Learning, Inc.	3,378	44,961
*RF Micro Devices, Inc.	25,500	98,175
Richardson Electronics, Ltd.	2,200	16,874
*RightNow Technologies, Inc.	2,400	38,376
*Rimage Corp.	1,691	25,213
*Riverbed Technology, Inc.	7,600	170,392
*Rofin-Sinar Technologies, Inc.	3,700	80,993
*Rogers Corp.	1,286	30,787
#*Rovi Corp.	10,313	297,736
*Rubicon Technology, Inc.	1,800	28,404
*Rudolph Technologies, Inc.	2,537	15,907
*S1 Corp.	7,390	44,192
*Saba Software, Inc.	3,400	16,456
#*SAIC, Inc.	24,400	447,252
*Salary.com, Inc.	2,400	5,376
#*Salesforce.com, Inc.	11,850	753,068

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Sandisk Corp.	21,920	$557,206
*Sapient Corp.	13,000	100,750
*SAVVIS, Inc.	5,160	81,218
*ScanSource, Inc.	2,584	73,024
*Scientific Learning Corp.	187	1,047
*SCM Microsystems, Inc.	1,092	2,239
*SeaChange International, Inc.	4,800	31,056
*Seagate Technology LLC	48,780	816,089
*Semtech Corp.	7,320	109,654
*ShoreTel, Inc.	4,940	26,231
#*Sigma Designs, Inc.	2,500	27,775
*Silicon Graphics International Corp.	2,152	17,238
*Silicon Image, Inc.	5,600	13,496
#*Silicon Laboratories, Inc.	4,820	203,597
*Silicon Storage Technology, Inc.	11,000	29,370
#*Skyworks Solutions, Inc.	18,521	235,031
*Smart Modular Technologies (WWH), Inc.	4,400	26,752
*Smith Micro Software, Inc.	3,600	27,900
Solera Holdings, Inc.	6,892	228,194
#*Sonic Solutions, Inc.	1,207	10,332
*SonicWALL, Inc.	7,100	54,102
*Sourcefire, Inc.	2,700	56,295
*Spark Networks, Inc.	3,300	9,768
*Spectrum Control, Inc.	2,000	20,640
*SRA International, Inc.	6,160	106,075
*SRS Labs, Inc.	2,843	19,759
*Standard Microsystems Corp.	2,342	46,723
*StarTek, Inc.	2,385	17,649
#*STEC, Inc.	5,527	77,489
#*Stratasys, Inc.	2,463	56,649
*SuccessFactors, Inc.	7,084	115,469
*Super Micro Computer, Inc.	1,989	24,604
*Supertex, Inc.	1,500	35,925
*Support.com, Inc.	4,350	10,788
*Switch & Data Facilities Co., Inc.	3,549	64,876
#*Sybase, Inc.	8,300	337,561
Sycamore Networks, Inc.	3,928	76,164
*Symantec Corp.	80,115	1,357,949
*Symmetricom, Inc.	5,609	28,606
*Symyx Technologies, Inc.	5,200	25,688
#*Synaptics, Inc.	3,300	83,523
*Synchronoss Technologies, Inc.	3,200	53,632
*SYNNEX Corp.	3,320	87,880
#*Synopsys, Inc.	15,629	332,429
Syntel, Inc.	5,100	171,462
#*Take-Two Interactive Software, Inc.	2,800	25,984
*Taleo Corp. Class A	2,973	60,382
*Tech Data Corp.	5,300	215,975
Technitrol, Inc.	4,200	18,816
*TechTarget, Inc.	2,981	15,799
*TechTeam Global, Inc.	1,479	10,885
*Techwell, Inc.	1,671	18,064
#*Tekelec	8,300	124,334
#*TeleCommunication Systems, Inc.	4,200	36,792
*TeleTech Holdings, Inc.	6,000	114,240
*Tellabs, Inc.	46,263	297,471
*Teradata Corp.	17,185	480,664
#*Teradyne, Inc.	14,500	135,430
#*Terremark Worldwide, Inc.	8,900	72,802
Tessco Technologies, Inc.	876	16,337
*Tessera Technologies, Inc.	2,400	41,208

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Texas Instruments, Inc.	124,530	$2,801,925
#*THQ, Inc.	7,619	38,400
*TIBCO Software, Inc.	20,000	179,200
*Tier Technologies, Inc. Class B	2,100	16,170
#*TiVo, Inc.	11,800	106,436
*TNS, Inc.	2,000	45,800
*Tollgrade Communications, Inc.	1,200	7,464
#Total System Services, Inc.	18,883	270,216
*Travelzoo, Inc.	1,041	11,170
*Trimble Navigation, Ltd.	11,747	268,889
*Triquint Semiconductor, Inc.	17,700	106,200
*TTM Technologies, Inc.	4,100	42,435
#*Tyler Technologies, Inc.	4,000	74,920
#*Ultimate Software Group, Inc.	2,396	71,640
*Ultratech, Inc.	2,881	39,297
*Unica Corp.	2,600	20,592
*Unisys Corp.	1,000	28,890
United Online, Inc.	9,350	59,092
#*Universal Display Corp.	4,458	50,242
*UTStarcom, Inc.	9,600	20,736
*ValueClick, Inc.	8,200	75,850
*Varian Semiconductor Equipment Associates, Inc.	7,197	211,088
#*Veeco Instruments, Inc.	3,300	105,006
#*VeriFone Holdings, Inc.	6,500	115,635
*VeriSign, Inc.	19,032	436,023
*Viasat, Inc.	3,700	101,121
*Vicon Industries, Inc.	900	4,896
*Video Display Corp.	1,359	5,137
*Virage Logic Corp.	1,005	5,598
*Virnetx Holding Corp.	3,500	10,570
*Virtusa Corp.	3,400	30,294
Visa, Inc.	55,000	4,511,650
*Vishay Intertechnology, Inc.	15,042	113,417
*VistaPrint NV	4,200	235,242
*VMware, Inc. Class A	9,557	433,983
*Vocus, Inc.	1,300	20,956
*Volterra Semiconductor Corp.	1,900	37,031
Wayside Technology Group, Inc.	252	2,049
*Web.com Group, Inc.	2,905	16,210
*Websense, Inc.	5,331	98,783
*Western Digital Corp.	23,200	881,368
Western Union Co.	68,227	1,264,929
*Wireless Ronin Technologies, Inc.	1,601	4,995
*Wright Express Corp.	3,640	106,870
Xerox Corp.	79,730	695,246
Xilinx, Inc.	28,030	660,947
*X-Rite, Inc.	500	1,245
*Yahoo!, Inc.	85,400	1,281,854
*Zebra Technologies Corp. Class A	5,280	137,808
*ZiLOG, Inc.	2,600	9,256
*Zoran Corp.	7,489	82,154
*Zygo Corp.	165	1,747

Total Information Technology		222,405,975

Materials — (3.8%)
A. Schulman, Inc.	3,300	74,316
A.M. Castle & Co.	1,388	13,464
*AEP Industries, Inc.	800	27,928
Air Products & Chemicals, Inc.	20,401	1,549,660
Airgas, Inc.	8,600	363,436
AK Steel Holding Corp.	10,900	221,706

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Albemarle Corp.	8,800	$314,336
Alcoa, Inc.	98,038	1,248,024
Allegheny Technologies, Inc.	9,721	397,103
#AMCOL International Corp.	2,861	71,897
*American Pacific Corp.	300	2,160
American Vanguard Corp.	2,950	22,390
AptarGroup, Inc.	7,700	273,196
*Arabian American Development Co.	700	1,645
Arch Chemicals, Inc.	2,400	67,104
Ashland, Inc.	7,707	311,440
Balchem Corp.	3,412	66,168
#Ball Corp.	9,721	493,730
Bemis Co., Inc.	9,991	280,347
*Brush Engineered Materials, Inc.	2,140	38,456
*Buckeye Technologies, Inc.	3,300	37,752
*BWAY Holding Co.	3,900	66,534
Cabot Corp.	5,800	149,524
#*Calgon Carbon Corp.	5,700	76,323
Carpenter Technology Corp.	4,100	109,880
Celanese Corp. Class A	13,500	392,850
CF Industries Holdings, Inc.	5,947	552,238
Cliffs Natural Resources, Inc.	12,600	503,370
#*Coeur d’Alene Mines Corp.	6,300	88,326
Commercial Metals Co.	10,600	145,644
Compass Minerals International, Inc.	2,800	176,512
*Core Molding Technologies, Inc.	389	1,163
*Crown Holdings, Inc.	15,700	373,817
Cytec Industries, Inc.	5,200	194,012
Deltic Timber Corp.	1,300	58,383
*Domtar Corp.	2,700	131,139
Dow Chemical Co.	117,025	3,170,207
E.I. du Pont de Nemours & Co.	74,870	2,441,511
Eagle Materials, Inc.	4,719	107,640
Eastman Chemical Co.	6,600	373,098
#Ecolab, Inc.	23,025	1,010,798
Ferro Corp.	2,000	15,520
FMC Corp.	7,000	356,580
*Freeport-McMoRan Copper & Gold, Inc. Class B	44,180	2,946,364
Friedman Industries, Inc.	1,199	6,594
*General Moly, Inc.	6,400	15,040
*Graphic Packaging Holding Co.	7,200	24,336
Greif, Inc. Class A	2,500	120,900
H.B. Fuller Co.	4,800	96,096
Hawkins, Inc.	888	18,311
Haynes International, Inc.	1,800	52,722
*Headwaters, Inc.	7,000	38,430
#*Hecla Mining Co.	24,200	110,352
*Horsehead Holding Corp.	3,700	36,260
Huntsman Corp.	24,500	298,655
ICO, Inc.	1,200	9,264
Innophos Holdings, Inc.	2,500	48,900
*Innospec, Inc.	1,700	16,575
International Flavors & Fragrances, Inc.	7,230	287,537
International Paper Co.	44,300	1,014,913
*Intrepid Potash, Inc.	4,400	107,756
Kaiser Aluminum Corp.	1,600	56,240
*KapStone Paper & Packaging Corp.	1,000	9,240
KMG Chemicals, Inc.	1,500	20,625
Koppers Holdings, Inc.	1,700	47,464
*Kronos Worldwide, Inc.	5,583	81,568
*Landec Corp.	3,992	25,349

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Louisiana-Pacific Corp.	11,400	$81,054
*LSB Industries, Inc.	1,900	24,985
Lubrizol Corp.	7,800	574,782
Martin Marietta Materials, Inc.	4,500	356,310
MeadWestavco Corp.	18,410	443,129
Minerals Technologies, Inc.	1,600	76,480
#*Mines Management, Inc.	1,170	2,995
Monsanto Co.	50,970	3,867,604
Mosaic Co. (The)	40,760	2,181,068
Myers Industries, Inc.	3,866	35,335
Nalco Holding Co.	12,433	293,170
NewMarket Corp.	1,989	179,448
Newmont Mining Corp.	48,060	2,059,852
NL Industries, Inc.	5,704	38,673
*Northern Technologies International Corp.	300	3,099
Nucor Corp.	31,180	1,272,144
Olin Corp.	8,155	134,558
Olympic Steel, Inc.	1,600	44,384
*OM Group, Inc.	3,200	104,384
*Omnova Solutions, Inc.	3,300	18,678
*Owens-Illinois, Inc.	17,600	479,072
P.H. Glatfelter Co.	5,000	69,000
Packaging Corp. of America	10,100	222,705
*Pactiv Corp.	13,900	313,445
Penford Corp.	1,928	19,781
*PolyOne Corp.	12,400	92,380
PPG Industries, Inc.	16,835	987,878
Praxair, Inc.	30,800	2,319,856
Quaker Chemical Corp.	900	15,741
*Ready Mix, Inc.	600	1,740
Reliance Steel & Aluminum Co.	7,700	313,698
Rock-Tenn Co. Class A	4,012	171,272
*Rockwood Holdings, Inc.	7,780	170,460
Royal Gold, Inc.	4,600	196,052
RPM International, Inc.	14,000	261,800
*RTI International Metals, Inc.	2,100	51,975
Schnitzer Steel Industries, Inc. Class A	2,724	110,322
Schweitzer-Maudoit International, Inc.	2,340	176,062
Scotts Miracle-Gro Co. Class A (The)	6,660	264,402
Sealed Air Corp.	14,860	294,822
*Senomyx, Inc.	3,301	12,907
Sensient Technologies Corp.	6,202	160,942
#Sigma-Aldrich Corp.	12,400	593,340
Silgan Holdings, Inc.	3,800	197,030
*Solitario Exploration & Royalty Corp.	400	940
*Solutia, Inc.	10,600	145,750
Sonoco Products Co.	10,972	304,583
#Southern Copper Corp.	83,000	2,210,290
Spartech Corp.	2,300	23,207
Steel Dynamics, Inc.	21,700	329,406
Stepan Co.	1,391	81,346
#*Stillwater Mining Co.	9,500	95,475
Synalloy Corp.	1,037	8,265
Temple-Inland, Inc.	11,100	192,807
Terra Industries, Inc.	9,200	290,720
#Texas Industries, Inc.	3,200	108,608
#*Titanium Metals Corp.	18,817	218,842
*U.S. Gold Corp.	8,900	19,847
*United States Lime & Minerals, Inc.	804	31,718
United States Steel Corp.	14,700	653,121
*Universal Stainless & Alloy Products, Inc.	300	5,469

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Valhi, Inc.	9,794	$157,194
Valspar Corp.	10,400	275,392
Vulcan Materials Co.	10,183	449,987
Walter Energy, Inc.	5,000	324,600
Wausau Paper Corp.	5,223	46,067
Westlake Chemical Corp.	6,200	127,286
Weyerhaeuser Co.	13,241	528,316
Worthington Industries, Inc.	3,400	49,198
*WR Grace & Co.	7,500	179,100
Zep, Inc.	2,526	55,875
*Zoltek Cos., Inc.	3,087	25,776

Total Materials		48,088,817

Other — (0.0%)
•*MAIR Holdings, Inc. Escrow Shares	700	—
•*Petrocorp, Inc. Escrow Shares	100	6

Total Other		6

Telecommunication Services — (2.5%)
*AboveNet, Inc.	500	29,320
Alaska Communications Systems Group, Inc.	4,500	36,675
*American Tower Corp.	39,404	1,672,700
*Arbinet Corp.	2,900	6,467
AT&T, Inc.	580,280	14,715,901
Atlantic Tele-Network, Inc.	1,473	71,337
#*Cbeyond, Inc.	2,162	26,939
CenturyTel, Inc.	29,411	1,000,268
*Cincinnati Bell, Inc.	27,800	80,898
*Cogent Communications Group, Inc.	4,400	48,048
Consolidated Communications Holdings, Inc.	3,313	56,752
*Crown Castle International Corp.	27,100	1,001,074
#Frontier Communications Corp.	30,100	229,061
*General Communications, Inc. Class A	4,600	27,278
*Global Crossing, Ltd.	5,800	81,026
HickoryTech Corp.	2,200	18,700
*IDT Corp. Class B	1,000	4,450
Iowa Telecommunications Services, Inc.	2,200	35,992
#*Leap Wireless International, Inc.	7,825	103,212
*MetroPCS Communications, Inc.	11,710	65,927
#*Neutral Tandem, Inc.	2,700	41,742
*NII Holdings, Inc.	16,052	525,542
NTELOS Holdings Corp.	4,000	65,000
*PAETEC Holding Corp.	13,200	41,844
*Premiere Global Services, Inc.	5,500	44,440
Qwest Communications International, Inc.	166,260	699,955
*SBA Communications Corp.	12,000	397,080
Shenandoah Telecommunications Co.	3,100	53,320
#*Sprint Nextel Corp.	119,466	391,848
*SureWest Communications	2,098	18,777
*Syniverse Holdings, Inc.	7,480	125,739
Telephone & Data Systems, Inc.	5,600	176,680
Telephone & Data Systems, Inc. Special Shares	5,600	159,152
*tw telecom, inc.	12,300	189,543
*United States Cellular Corp.	4,856	177,584
*USA Mobility, Inc.	3,500	36,365
Verizon Communications, Inc.	288,075	8,475,166
#Windstream Corp.	43,817	451,753
*Xeta Corp.	1,100	3,377

Total Telecommunication Services		31,386,932

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (3.4%)
*AES Corp.	68,393	$863,804
AGL Resources, Inc.	7,400	261,146
Allegheny Energy, Inc.	16,900	354,055
ALLETE, Inc.	2,600	81,380
Alliant Energy Corp.	11,000	343,200
Ameren Corp.	23,900	610,645
American Electric Power Co., Inc.	47,278	1,638,183
American States Water Co.	1,900	63,118
#Aqua America, Inc.	13,167	218,441
Artesian Resources Corp.	471	8,313
Atmos Energy Corp.	9,030	249,409
Avista Corp.	3,900	79,482
#*Cadiz, Inc.	104	1,241
California Water Service Group	1,914	69,516
*Calpine Corp.	45,812	501,641
CenterPoint Energy, Inc.	37,900	528,705
Central Vermont Public Service Corp.	1,249	24,530
CH Energy Group, Inc.	1,800	71,190
Chesapeake Utilities Corp.	600	17,784
Cleco Corp.	6,582	170,605
#CMS Energy Corp.	22,800	345,876
Connecticut Water Services, Inc.	300	6,672
Consolidated Edison, Inc.	28,000	1,224,720
Constellation Energy Group, Inc.	20,300	655,284
Delta Natural Gas Co., Inc.	360	10,440
Dominion Resources, Inc.	59,003	2,210,252
DPL, Inc.	9,100	244,244
DTE Energy Co.	16,400	689,456
Duke Energy Corp.	129,364	2,138,387
Edison International, Inc.	32,200	1,072,904
*El Paso Electric Co.	3,400	65,450
Empire District Electric Co.	3,470	63,883
Energen Corp.	7,300	320,835
Energy, Inc.	850	8,551
Entergy Corp.	18,700	1,426,997
EQT Corp.	12,342	543,295
Exelon Corp.	49,600	2,262,752
FirstEnergy Corp.	30,400	1,326,048
FPL Group, Inc.	39,026	1,902,908
Great Plains Energy, Inc.	13,100	233,966
#Hawaiian Electric Industries, Inc.	8,700	172,086
IDACORP, Inc.	2,600	81,510
Integrys Energy Group, Inc.	7,007	293,243
#ITC Holdings Corp.	4,500	241,740
Laclede Group, Inc.	2,600	83,876
MDU Resources Group, Inc.	18,500	407,370
MGE Energy, Inc.	2,398	80,165
Middlesex Water Co.	1,920	33,120
*Mirant Corp.	15,500	218,085
National Fuel Gas Co.	7,701	361,331
New Jersey Resources Corp.	4,800	175,152
Nicor, Inc.	4,300	174,236
NiSource, Inc.	21,700	309,225
Northeast Utilities, Inc.	17,140	433,985
Northwest Natural Gas Co.	2,997	129,980
NorthWestern Corp.	3,000	73,350
*NRG Energy, Inc.	27,100	653,381
NSTAR	10,800	370,872
NV Energy, Inc.	23,000	264,960
OGE Energy Corp.	9,600	347,712
Oneok, Inc.	10,800	455,652

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
Ormat Technologies, Inc.	5,400	$185,868
Pennichuck Corp.	600	11,982
Pepco Holdings, Inc.	22,300	366,166
PG&E Corp.	38,700	1,634,688
Piedmont Natural Gas Co.	7,900	202,793
Pinnacle West Capital Corp.	10,215	365,901
PNM Resources, Inc.	3,350	38,960
Portland General Electric Co.	3,719	72,520
PPL Corp.	30,000	884,700
#Progress Energy, Inc.	28,350	1,104,800
Public Service Enterprise Group, Inc.	51,091	1,562,874
Questar Corp.	18,500	767,380
RGC Resources, Inc.	100	3,063
*RRI Energy, Inc.	36,499	180,670
SCANA Corp.	11,820	420,910
Sempra Energy	24,600	1,248,450
*SJW Corp.	2,556	56,053
South Jersey Industries, Inc.	3,300	126,489
Southern Co.	78,800	2,521,600
Southwest Gas Corp.	3,400	94,078
Southwest Water Co.	2,170	13,150
TECO Energy, Inc.	14,000	217,980
UGI Corp.	11,600	284,316
UIL Holdings Corp.	1,833	49,803
Unisource Energy Corp.	3,300	101,442
Vectren Corp.	8,200	190,896
Westar Energy, Inc.	10,500	223,965
WGL Holdings, Inc.	4,707	149,353
Wisconsin Energy Corp.	11,200	548,128
#Xcel Energy, Inc.	44,900	933,022

Total Utilities		42,832,339

TOTAL COMMON STOCKS		1,175,564,963

RIGHTS/WARRANTS — (0.0%)
•*Contra Phramacopeia Contingent Value Rights	361	—
*Ruth’s Hospitality Group, Inc. Rights 02/09/10	1,700	222

TOTAL RIGHTS/WARRANTS		222

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	5,983,515	5,983,515

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (7.0%)
§@DFA Short Term Investment Fund LP	88,652,158	88,652,158
@Repurchase Agreement, Deutsche Bank 0.12%, 02/01/10 (Collateralized by $235,397
FHLMC 4.000%, 04/01/24, valued at $218,378) to be repurchased at $212,019	$212	212,017

TOTAL SECURITIES LENDING COLLATERAL		88,864,175

TOTAL INVESTMENTS — (100.0%) (Cost $1,010,461,110)##		$1,270,412,875

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$132,494,814	—	—	$132,494,814
Consumer Staples	128,608,020	—	—	128,608,020
Energy	126,111,368	—	—	126,111,368
Financials	158,545,215	—	—	158,545,215
Health Care	154,115,702	$8,514	—	154,124,216
Industrials	130,967,261	—	—	130,967,261
Information Technology	222,405,483	492	—	222,405,975
Materials	48,088,817	—	—	48,088,817
Other	—	6	—	6
Telecommunication Services	31,386,932	—	—	31,386,932
Utilities	42,832,339	—	—	42,832,339
Rights/Warrants	222	—	—	222
Temporary Cash Investments	5,983,515	—	—	5,983,515
Securities Lending Collateral	—	88,864,175	—	88,864,175

TOTAL	$1,181,539,688	$88,873,187	—	$1,270,412,875

Organization

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At January 31, 2010, the Trust consisted of twelve investment portfolios, all of which are included in this document.

Security Valuation

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 29, 2010.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2010, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 ® Index	03/19/2010	415	$111,054	$(6,986)	$115,109

Federal Tax Cost

At January 31, 2010, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$3,797,057,370
The U.S. Large Cap Value Series	7,111,266,903
The DFA International Value Series	5,739,281,416
The Japanese Small Company Series	1,512,335,790
The Asia Pacific Small Company Series	742,946,719
The United Kingdom Small Company Series	845,871,744
The Continental Small Company Series	1,675,366,179
The Canadian Small Company Series	568,460,713
The Emerging Markets Series	1,283,630,350
The Emerging Markets Small Cap Series	1,018,871,661
The Tax-Managed U.S. Marketwide Value Series	2,509,600,494
The Tax-Managed U.S. Equity Series	1,010,938,172

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ DAVID G. BOOTH
David G. Booth
Chairman, Trustee, President and
Co-Chief Executive Officer

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID G. BOOTH
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date: March 29, 2010

By:	/s/ DAVID R. MARTIN
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date: March 29, 2010